UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: August 31, 2018

Item 1. Reports to Stockholders

VALIC Company II

Annual Report, August 31, 2018

SAVING : INVESTING : PLANNING

VALIC Company II

ANNUAL REPORT AUGUST 31, 2018

VALIC Company II

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the twelve-month period ending August 31, 2018. We encourage you to carefully read this report and hope you find it informative and helpful.

Domestically, the total return for the S&P 500® Index,* widely regarded as the best single gauge of the U.S. equity market, rose 19.66%. The fourth quarter of 2017 ended with global equity markets delivering exceptionally strong returns and signs that synchronized global growth would continue into 2018. The passage of a tax cut and continued strength in both jobs numbers and U.S. economic readings provided optimism entering into 2018. However, after a tranquil 2017 in the equity markets, marked by low volatility and strong returns, 2018 came in with a vengeance. Strong equity performance in January was followed by negative returns in February and March, leaving the S&P 500 slightly negative at -0.76% for the first quarter, its first quarterly loss since 2015. The S&P 500 has since picked up steam with a year to date return of 9.94% through August 31, 2018. In fact, it was the best August in four years for U.S. equities as U.S. stocks lifted major stock market indices of large, mid, and small caps to record levels. Though profit growth and a strong labor market have appeared to boost sentiment, investors face a multitude of conflicting currents in navigating the markets today. Strength in the jobs market, a Federal Reserve committed to increasing interest rates, and the threat of a burgeoning trade war between the U.S. and China are but some of the issues facing the economy and markets.

In June, the Federal Reserve (the “Fed”) raised interest rates by a quarter of a point for the second time this year bringing the Federal Funds rate to a range of 1.75 - 2.00%. The Fed remains on course to raise rates twice more this year; however, it faces a number of conflicting realities. While the jobs market in the U.S. is very strong, labor costs continue to appear under control – decreasing the probability of runaway inflation. This is clearly a positive sign, but more troubling has been the flattening of the yield curve, bringing the spread between the two-year Treasury note and the 10-year Treasury bond to a level not seen in over 10 years. In fact, the spread between the 2-year and 10-year Treasury notes narrowed to 24 bps at the end of August, from a difference of over 50 bps at the start of the year. The flattening yield curve is sending two powerful messages. First, the fact that investors are demanding a smaller premium for committing capital for a longer period signals they don’t anticipate interest rates rising much in the future. The second message is less positive: an inversion of the yield curve (with short-term rates greater than long-term rates) has historically forecast recession.

Fixed income markets were mixed over the reporting period. The Bloomberg Barclays U.S. Aggregate Bond Index**, a broad measure of the bond market, fell -1.05%. Long Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Long Index***, declined -2.76% for the period. Risk assets, such as high yield assets, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index,**** continued to gain ground, rising 3.40%.

The MSCI EAFE Index (net)*****, designed to measure the equity market performance of developed foreign markets (Europe, Australasia, Far East), excluding the U.S. and Canada, rose 4.39% for the twelve-month period but has declined -2.28% year-to-date. 2017 was a strong year for global equities, sustained by synchronized economic growth in many regions. Throughout 2018, however, there has been a divergence in growth across the globe. Emerging markets stocks fell in recent months as trade tensions and financial crises in Argentina and Turkey drove a currency sell-off across the developing world, reducing the interest of riskier assets. Additionally, the U.S./China trade conflicts intensified as each country imposed previously announced tariffs on the other’s imports, abating hopes for an agreement before the U.S. midterm elections.

Planning for your financial future in such an uncertain world should be a top priority. Your investment with VALIC Company II is an important step to help you reach your long-term financial goals. Another important step, we believe, is to meet with your financial advisor periodically to ensure that you maintain a diversified portfolio appropriate for your goals and risk tolerance.

We appreciate being part of your investment program and thank you for your ongoing confidence in us. We look forward to helping you meet your investment goals in the years ahead.

Sincerely,

John T. Genoy, President

VALIC Company II

Past performance is no guarantee of future results.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

***

The Bloomberg Barclays U.S. Treasury Long Index measures U.S. dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index. STRIPS are excluded from the index because their inclusion would result in double-counting.

****

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded.

*****

The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

1

VALIC Company II

EXPENSE EXAMPLE — August 31, 2018 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at March 1, 2018 and held until August 31, 2018. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with your Variable Contract, Plan or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended August 31, 2018” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended August 31, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans and IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2018” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended August 31, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2018” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company II

EXPENSE EXAMPLE — August 31, 2018 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at March 1, 2018	Ending Account Value Using Actual Return at August 31, 2018	Expenses Paid During the Six Months Ended August 31, 2018*	Beginning Account Value at March 1, 2018	Ending Account Value Using a Hypothetical 5% Annual Return at August 31, 2018	Expenses Paid During the Six Months Ended August 31, 2018*	Annualized Expense Ratio
Aggressive Growth Lifestyle#	$1,000.00	$1,048.14	$0.52	$1,000.00	$1,024.70	$0.51	0.10%
Capital Appreciation#	$1,000.00	$1,143.27	$4.59	$1,000.00	$1,020.92	$4.33	0.85%
Conservative Growth Lifestyle#	$1,000.00	$1,023.91	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Core Bond#	$1,000.00	$1,002.96	$3.89	$1,000.00	$1,021.32	$3.92	0.77%
Government Money Market II#	$1,000.00	$1,006.07	$2.78	$1,000.00	$1,022.43	$2.80	0.55%
High Yield Bond#	$1,000.00	$1,014.51	$4.87	$1,000.00	$1,020.37	$4.89	0.96%
International Opportunities#	$1,000.00	$998.36	$5.04	$1,000.00	$1,020.16	$5.09	1.00%
Large Cap Value#	$1,000.00	$1,048.25	$4.18	$1,000.00	$1,021.12	$4.13	0.81%
Mid Cap Growth#	$1,000.00	$1,113.67	$4.53	$1,000.00	$1,020.92	$4.33	0.85%
Mid Cap Value	$1,000.00	$1,046.23	$5.47	$1,000.00	$1,019.86	$5.40	1.06%
Moderate Growth Lifestyle#	$1,000.00	$1,041.01	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Small Cap Growth#	$1,000.00	$1,201.46	$6.44	$1,000.00	$1,019.36	$5.90	1.16%
Small Cap Value#	$1,000.00	$1,117.57	$5.07	$1,000.00	$1,020.42	$4.84	0.95%
Socially Responsible#	$1,000.00	$1,067.75	$2.92	$1,000.00	$1,022.38	$2.85	0.56%
Strategic Bond	$1,000.00	$994.76	$4.32	$1,000.00	$1,020.87	$4.38	0.86%

*

Expenses are equal to each Fund‘s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days (to reflect the one-half year period) . These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA‘s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administration fees charged by your Plan sponsor.

#

During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended August 31, 2018” and the “Annualized Expense Ratio” would have been higher.

3

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	57.3%
International Equity Investment Companies	17.7
Domestic Fixed Income Investment Companies	15.6
Real Estate Investment Companies	7.0
International Fixed Income Investment Companies	2.4

100.0%

*	Calculated as a percentage of net assets

4

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 57.3%
VALIC Co. I Blue Chip Growth Fund	512,151	$11,369,749
VALIC Co. I Dividend Value Fund	2,329,120	30,651,225
VALIC Co. I Large Cap Core Fund	509,150	6,400,013
VALIC Co. I Large Capital Growth Fund	188,718	3,070,439
VALIC Co. I Mid Cap Index Fund	790,468	23,358,328
VALIC Co. I Mid Cap Strategic Growth Fund	589,091	10,038,114
VALIC Co. I Nasdaq-100 Index Fund	1,037,863	15,941,576
VALIC Co. I Science & Technology Fund	669,910	22,147,228
VALIC Co. I Small Cap Index Fund	318,892	7,771,408
VALIC Co. I Small Cap Special Values Fund	1,360,924	20,114,463
VALIC Co. I Stock Index Fund	1,202,649	51,100,555
VALIC Co. I Value Fund	648,159	12,120,568
VALIC Co. II Capital Appreciation Fund	1,112,190	22,388,386
VALIC Co. II Large Cap Value Fund	1,341,057	30,522,454
VALIC Co. II Mid Cap Growth Fund	939,168	10,058,488
VALIC Co. II Mid Cap Value Fund	1,089,631	24,113,525
VALIC Co. II Small Cap Growth Fund	539,912	12,585,346
VALIC Co. II Small Cap Value Fund	2,219,610	34,936,655

Total Domestic Equity Investment Companies
(cost $304,149,576)		348,688,520

Domestic Fixed Income Investment Companies — 15.6%
VALIC Co. I Capital Conservation Fund	1,139,970	10,920,916
VALIC Co. I Inflation Protected Fund	2,494,798	27,168,351
VALIC Co. II Core Bond Fund	987,570	10,606,501
VALIC Co. II High Yield Bond Fund	2,235,827	16,835,780
VALIC Co. II Strategic Bond Fund	2,726,880	29,613,913

Total Domestic Fixed Income Investment Companies
(cost $97,045,645)		95,145,461

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 17.7%
VALIC Co. I Emerging Economies Fund	1,956,617	$16,083,395
VALIC Co. I Foreign Value Fund	2,813,302	29,258,337
VALIC Co. I International Equities Index Fund	3,983,100	29,235,953
VALIC Co. I International Growth Fund	821,363	12,180,810
VALIC Co. II International Opportunities Fund	982,446	20,935,917

Total International Equity Investment Companies
(cost $108,812,068)		107,694,412

International Fixed Income Investment Companies — 2.4%
VALIC Co. I International Government Bond Fund (cost $15,182,325)	1,290,587	14,790,122

Real Estate Investment Companies — 7.0%
VALIC Co. I Global Real Estate Fund (cost $42,481,058)	5,424,853	42,476,598

TOTAL INVESTMENTS
(cost $567,670,672)(2)	100.0%	608,795,113
Liabilities in excess of other assets	(0.0)	(86,112)

NET ASSETS	100.0%	$608,709,001

#

The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$608,795,113	$—	$—	$608,795,113

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited)

Industry Allocation*

Finance — Credit Card	8.6%
Applications Software	8.2
Medical — Drugs	6.5
E-Commerce/Products	6.4
Computers	5.8
Web Portals/ISP	4.6
Medical — Biomedical/Gene	4.0
Real Estate Investment Trusts	3.4
Electronic Forms	2.7
Retail — Apparel/Shoe	2.4
Aerospace/Defense	2.4
Electronic Components — Semiconductors	2.3
Distribution/Wholesale	2.2
Internet Security	2.1
Computer Data Security	2.0
Cable/Satellite TV	1.8
Computers — Memory Devices	1.6
Transport — Rail	1.5
Medical — HMO	1.4
Retail — Discount	1.4
Retail — Auto Parts	1.3
Containers — Paper/Plastic	1.3
Internet Infrastructure Software	1.3
Building Products — Wood	1.2
Apparel Manufacturers	1.2
Enterprise Software/Service	1.2
Oil Companies — Exploration & Production	1.2
Banks — Super Regional	1.2
Medical Instruments	1.1
Commercial Services — Finance	1.1
Shipbuilding	1.0
Cosmetics & Toiletries	1.0
Internet Content — Entertainment	0.9
Radio	0.9
Airlines	0.9
Oil — Field Services	0.9
Food — Wholesale/Distribution	0.9
Finance — Investment Banker/Broker	0.9
Insurance — Multi-line	0.8
E-Commerce/Services	0.8
Insurance — Property/Casualty	0.8
Web Hosting/Design	0.7
Semiconductor Equipment	0.6
Chemicals — Diversified	0.6
Retail — Major Department Stores	0.6
Footwear & Related Apparel	0.6
Auto/Truck Parts & Equipment — Original	0.5
Commercial Services	0.5
Computer Software	0.5
Food — Retail	0.5
Data Processing/Management	0.4

98.7%

*	Calculated as a percentage of net assets

6

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.7%
Aerospace/Defense — 2.4%
Boeing Co.	7,762	$2,660,736

Airlines — 0.9%
Southwest Airlines Co.	16,135	989,076

Apparel Manufacturers — 1.2%
Michael Kors Holdings, Ltd.†	18,444	1,339,403

Applications Software — 8.2%
Microsoft Corp.	51,958	5,836,442
Red Hat, Inc.†	5,510	813,992
salesforce.com, Inc.†	15,664	2,391,580

		9,042,014

Auto/Truck Parts & Equipment - Original — 0.5%
Allison Transmission Holdings, Inc.	11,198	556,093

Banks - Super Regional — 1.2%
US Bancorp	23,697	1,282,245

Building Products - Wood — 1.2%
Masco Corp.	35,332	1,341,556

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	53,975	1,996,535

Chemicals - Diversified — 0.6%
Westlake Chemical Corp.	7,208	681,661

Commercial Services — 0.5%
CoStar Group, Inc.†	1,253	554,026

Commercial Services - Finance — 1.1%
S&P Global, Inc.	3,603	746,001
Sabre Corp.	16,685	435,646

		1,181,647

Computer Data Security — 2.0%
Fortinet, Inc.†	25,941	2,172,818

Computer Software — 0.5%
Akamai Technologies, Inc.†	6,967	523,500

Computers — 5.8%
Apple, Inc.	27,769	6,321,057

Computers - Memory Devices — 1.6%
NetApp, Inc.	20,212	1,754,604

Containers - Paper/Plastic — 1.3%
Berry Global Group, Inc.†	29,783	1,421,543

Cosmetics & Toiletries — 1.0%
Estee Lauder Cos., Inc., Class A	7,769	1,088,592

Data Processing/Management — 0.4%
Dun & Bradstreet Corp.	3,199	457,201

Distribution/Wholesale — 2.2%
KAR Auction Services, Inc.	8,721	546,719
WW Grainger, Inc.	5,266	1,864,533

		2,411,252

E-Commerce/Products — 6.4%
Amazon.com, Inc.†	3,488	7,020,332

E-Commerce/Services — 0.8%
Expedia Group, Inc.	6,658	868,869

Electronic Components - Semiconductors — 2.3%
Intel Corp.	36,230	1,754,619
Texas Instruments, Inc.	6,828	767,467

		2,522,086

Security Description	Shares	Value (Note 2)

Electronic Forms — 2.7%
Adobe Systems, Inc.†	11,347	$2,990,048

Enterprise Software/Service — 1.2%
Black Knight, Inc.†	11,501	614,154
Veeva Systems, Inc., Class A†	6,731	702,447

		1,316,601

Finance - Credit Card — 8.6%
Alliance Data Systems Corp.	6,291	1,500,907
American Express Co.	21,719	2,301,780
Mastercard, Inc., Class A	13,747	2,963,303
Visa, Inc., Class A	18,016	2,646,370

		9,412,360

Finance - Investment Banker/Broker — 0.9%
Evercore, Inc., Class A	8,792	933,271

Food - Retail — 0.5%
Sprouts Farmers Market, Inc.†	18,965	502,004

Food - Wholesale/Distribution — 0.9%
Sysco Corp.	12,795	957,322

Footwear & Related Apparel — 0.6%
Deckers Outdoor Corp.†	5,229	637,101

Insurance - Multi-line — 0.8%
Allstate Corp.	9,065	911,667

Insurance - Property/Casualty — 0.8%
Progressive Corp.	12,365	835,008

Internet Content - Entertainment — 0.9%
Facebook, Inc., Class A†	5,881	1,033,468

Internet Infrastructure Software — 1.3%
F5 Networks, Inc.†	7,444	1,407,809

Internet Security — 2.1%
Palo Alto Networks, Inc.†	9,825	2,271,049

Medical Instruments — 1.1%
Edwards Lifesciences Corp.†	3,634	524,168
Intuitive Surgical, Inc.†	1,229	688,240

		1,212,408

Medical - Biomedical/Gene — 4.0%
Amgen, Inc.	9,575	1,913,181
Celgene Corp.†	25,989	2,454,661

		4,367,842

Medical - Drugs — 6.5%
AbbVie, Inc.	27,502	2,639,642
Eli Lilly & Co.	24,772	2,617,162
Jazz Pharmaceuticals PLC†	4,576	782,130
Zoetis, Inc.	11,519	1,043,621

		7,082,555

Medical - HMO — 1.4%
Cigna Corp.	8,368	1,576,029

Oil Companies - Exploration & Production — 1.2%
Occidental Petroleum Corp.	9,253	739,037
Pioneer Natural Resources Co.	3,139	548,383

		1,287,420

Oil - Field Services — 0.9%
Schlumberger, Ltd.	15,160	957,506

Radio — 0.9%
Sirius XM Holdings, Inc.#	141,779	1,006,631

7

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts — 3.4%
Alexandria Real Estate Equities, Inc.	12,195	$1,565,228
Douglas Emmett, Inc.	25,481	995,288
Equinix, Inc.	603	262,987
Essex Property Trust, Inc.	3,779	930,692

		3,754,195

Retail - Apparel/Shoe — 2.4%
Burlington Stores, Inc.†	6,784	1,140,933
Lululemon Athletica, Inc.†	9,847	1,525,596

		2,666,529

Retail - Auto Parts — 1.3%
O’Reilly Automotive, Inc.†	4,314	1,447,002

Retail - Discount — 1.4%
Walmart, Inc.	15,639	1,499,155

Retail - Major Department Stores — 0.6%
Nordstrom, Inc.	10,339	649,806

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	16,163	695,332

Shipbuilding — 1.0%
Huntington Ingalls Industries, Inc.	4,514	1,103,538

Transport - Rail — 1.5%
Genesee & Wyoming, Inc., Class A†	19,115	1,680,017

Security Description	Shares	Value (Note 2)

Web Hosting/Design — 0.7%
VeriSign, Inc.†	4,762	$755,301

Web Portals/ISP — 4.6%
Alphabet, Inc., Class A†	1,051	1,294,622
Alphabet, Inc., Class C†	3,114	3,793,443

		5,088,065

TOTAL INVESTMENTS
(cost $90,440,736)(1)	98.7%	108,223,885
Other assets less liabilities	1.3	1,472,822

NET ASSETS	100.0%	$109,696,707

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At August 31, 2018, the Fund had loaned securities with a total value of $779,367. This was secured by collateral of $793,165 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
United States Treasury Notes/Bonds	0.13% to 8.50%	10/15/2018 to 02/15/2047	$793,165

(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$108,223,885	$—	$—	$108,223,885

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

8

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	50.8%
Domestic Equity Investment Companies	31.0
International Equity Investment Companies	11.7
International Fixed Income Investment Companies	4.5
Real Estate Investment Companies	2.0

100.0%

*	Calculated as a percentage of net assets

9

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 31.0%
VALIC Co. I Blue Chip Growth Fund	16,015	$355,523
VALIC Co. I Dividend Value Fund	916,649	12,063,106
VALIC Co. I Large Cap Core Fund	231,738	2,912,942
VALIC Co. I Large Capital Growth Fund	53,024	862,699
VALIC Co. I Mid Cap Index Fund	250,183	7,392,919
VALIC Co. I Mid Cap Strategic Growth Fund	52,406	893,003
VALIC Co. I Nasdaq-100 Index Fund	402,104	6,176,313
VALIC Co. I Science & Technology Fund	213,591	7,061,333
VALIC Co. I Small Cap Index Fund	79,427	1,935,641
VALIC Co. I Small Cap Special Values Fund	657,374	9,715,985
VALIC Co. I Stock Index Fund	369,401	15,695,830
VALIC Co. I Value Fund	182,136	3,405,935
VALIC Co. II Capital Appreciation Fund	273,489	5,505,327
VALIC Co. II Large Cap Value Fund	376,796	8,575,886
VALIC Co. II Mid Cap Growth Fund	82,222	880,603
VALIC Co. II Mid Cap Value Fund	320,342	7,089,162
VALIC Co. II Small Cap Growth Fund	160,400	3,738,931
VALIC Co. II Small Cap Value Fund	691,221	10,879,821

Total Domestic Equity Investment Companies
(cost $95,799,103)		105,140,959

Domestic Fixed Income Investment Companies — 50.8%
VALIC Co. I Capital Conservation Fund	1,565,744	14,999,827
VALIC Co. I Inflation Protected Fund	1,401,628	15,263,733
VALIC Co. II Core Bond Fund	2,153,028	23,123,524
VALIC Co. II High Yield Bond Fund	5,966,680	44,929,098
VALIC Co. II Strategic Bond Fund	6,806,443	73,917,970

Total Domestic Fixed Income Investment Companies
(cost $177,104,230)		172,234,152

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 11.7%
VALIC Co. I Emerging Economies Fund	469,370	$3,858,220
VALIC Co. I Foreign Value Fund	1,187,643	12,351,492
VALIC Co. I International Equities Index Fund	1,803,395	13,236,917
VALIC Co. I International Growth Fund	230,991	3,425,602
VALIC Co. II International Opportunities Fund	315,446	6,722,148

Total International Equity Investment Companies
(cost $40,996,217)		39,594,379

International Fixed Income Investment Companies — 4.5%
VALIC Co. I International Government Bond Fund
(cost $15,429,558)	1,311,975	15,035,233

Real Estate Investment Companies — 2.0%
VALIC Co. I Global Real Estate Fund
(cost $6,855,323)	874,441	6,846,871

TOTAL INVESTMENTS
(cost $336,184,431)(2)	100.0%	338,851,594
Liabilities in excess of other assets	(0.0)	(58,695)

NET ASSETS	100.0%	$338,792,899

#

The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$338,851,594	$—	$—	$338,851,594

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

10

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	22.1%
Federal Home Loan Mtg. Corp.	10.8
United States Treasury Notes	7.5
Diversified Banking Institutions	5.6
Registered Investment Companies	3.9
Sovereign	3.9
Banks — Commercial	3.5
Government National Mtg. Assoc.	3.1
United States Treasury Bonds	3.0
Diversified Financial Services	2.6
Electric — Integrated	2.5
Pipelines	1.9
Auto — Cars/Light Trucks	1.8
Telephone — Integrated	1.6
Oil Companies — Exploration & Production	1.5
Banks — Super Regional	1.1
Cable/Satellite TV	1.0
Oil Companies — Integrated	1.0
Brewery	0.7
Cellular Telecom	0.6
Real Estate Investment Trusts	0.6
Insurance — Life/Health	0.6
Insurance — Multi-line	0.6
Computer Services	0.5
Paper & Related Products	0.5
Medical — HMO	0.5
Savings & Loans/Thrifts	0.5
Medical — Drugs	0.5
Medical Labs & Testing Services	0.5
Aerospace/Defense — Equipment	0.5
Machinery — Farming	0.5
Finance — Other Services	0.4
Transport — Rail	0.4
Computers	0.4
Pharmacy Services	0.4
Electric — Generation	0.4
Beverages — Non-alcoholic	0.4
Auto/Truck Parts & Equipment — Original	0.3
Networking Products	0.3
Broadcast Services/Program	0.3
Agricultural Chemicals	0.3
Medical — Generic Drugs	0.3
Insurance — Mutual	0.3
Enterprise Software/Service	0.3
Oil — Field Services	0.3
Satellite Telecom	0.3
Diversified Manufacturing Operations	0.3
Finance — Consumer Loans	0.2
Finance — Credit Card	0.2
Machinery — Construction & Mining	0.2
Television	0.2
Retail — Restaurants	0.2
Building & Construction Products — Misc.	0.2
Insurance — Property/Casualty	0.2
Building Products — Wood	0.2
Machinery — General Industrial	0.2
Building Products — Cement	0.2
Retail — Discount	0.2
Food — Retail	0.2
Banks — Special Purpose	0.2
SupraNational Banks	0.2
Oil & Gas Drilling	0.2
Chemicals — Diversified	0.2
Metal Processors & Fabrication	0.2
Chemicals — Specialty	0.2
Metal — Copper	0.2
Gambling (Non-Hotel)	0.1
Building — Residential/Commercial	0.1
Transport — Services	0.1

Medical — Hospitals	0.1
Electric — Distribution	0.1
Real Estate Management/Services	0.1
Medical — Biomedical/Gene	0.1
Machinery — Electrical	0.1
Electronic Components — Semiconductors	0.1
Trucking/Leasing	0.1
Medical Instruments	0.1
Tools — Hand Held	0.1
Retail — Automobile	0.1
Aerospace/Defense	0.1
Electronic Measurement Instruments	0.1
Food — Meat Products	0.1
Commercial Services	0.1
Steel — Producers	0.1
Computers — Integrated Systems	0.1
Containers — Paper/Plastic	0.1
Auto — Heavy Duty Trucks	0.1
Semiconductor Components — Integrated Circuits	0.1
Food — Misc./Diversified	0.1
Finance — Investment Banker/Broker	0.1
Hotels/Motels	0.1
Banks — Money Center	0.1
Rental Auto/Equipment	0.1
Batteries/Battery Systems	0.1
Gold Mining	0.1
Containers — Metal/Glass	0.1
Cosmetics & Toiletries	0.1
Building & Construction — Misc.	0.1
Transport — Marine	0.1
Petrochemicals	0.1
Radio	0.1
Printing — Commercial	0.1
Coal	0.1
Retail — Office Supplies	0.1
Building Societies	0.1
Quarrying	0.1
Physicians Practice Management	0.1
Electronic Parts Distribution	0.1
Energy — Alternate Sources	0.1
Machinery — Pumps	0.1
Security Services	0.1
Schools	0.1
Publishing — Books	0.1
Internet Connectivity Services	0.1
Transport — Equipment & Leasing	0.1
Building — Heavy Construction	0.1
Finance — Mortgage Loan/Banker	0.1
Distribution/Wholesale	0.1
Circuit Boards	0.1
Independent Power Producers	0.1
Diversified Minerals	0.1
Retail — Appliances	0.1
Computers — Memory Devices	0.1
Marine Services	0.1
Computer Software	0.1
Retail — Leisure Products	0.1
Racetracks	0.1
Internet Content — Entertainment	0.1
Metal — Iron	0.1
Telecom Services	0.1
Tennessee Valley Authority	0.1

101.2%

*	Calculated as a percentage of net assets

11

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited) — (continued)

Credit Quality†#

Aaa	50.5%
Aa	3.4
A	11.5
Baa	17.0
Ba	6.8
B	6.4
Caa	1.2
Not Rated@	3.2

100.0%

†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.

12

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 2.3%
Diversified Financial Services — 2.3%
American Express Credit Account Master Trust FRS Series 2018-5, Class A 2.40% (1 ML+0.34%) due 12/15/2025	$262,000	$261,920
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	150,000	150,072
Americredit Automobile Receivables Trust Series 2018-2, Class D 4.01% due 07/18/2024	580,000	582,138
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	850,000	839,489
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	512,000	512,415
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,233,000	1,247,432
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	1,042,000	1,011,153
CarMax Auto Owner Trust Series 2014-4, Class C 2.44% due 11/16/2020	1,000,000	998,837
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	1,675,620	1,654,263
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	1,554,000	1,530,637
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	150,000	150,538
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(3)	754,000	746,694
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(1)	5,692	5,663
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,770,000	1,752,053
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	1,483,372	1,511,396
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 2.76% (1 ML+0.70%) due 06/15/2034*(1)	300,000	299,906
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	2,256,000	2,222,225
Ford Credit Auto Owner Trust/Ford Credit Series 2018-2, Class A 3.47% due 01/15/2030*	400,000	402,191
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	1,023,000	1,008,103
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	1,000,000	975,723
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	61,000	60,971
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	1,000,000	998,409

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	$2,397,000	$2,324,687
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(1)(3)	4,520,000	4,375,468
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	412,364	408,502
Synchrony Credit Card Master Note Trust Series 2016-3, Class B 1.91% due 09/15/2022	1,200,000	1,187,227
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	850,000	829,110
Toyota Auto Receivables Owner Trust Series 2018-A, Class A3 2.35% due 05/16/2022	125,000	123,775
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	300,000	298,700
World Financial Network Credit Card Master Trust Series 2016-A, Class A 2.03% due 04/15/2025	446,000	432,132
World Financial Network Credit Card Master Trust Series 2017-C, Class A 2.31% due 08/15/2024	200,000	196,693

Total Asset Backed Securities
(cost $29,697,074)		29,098,522

U.S. CORPORATE BONDS & NOTES — 32.1%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	563,000	563,609

Aerospace/Defense — 0.1%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	1,622,000	1,621,067

Aerospace/Defense - Equipment — 0.5%
Harris Corp. Senior Notes 4.40% due 06/15/2028	1,466,000	1,489,565
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	459,000	465,311
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	821,000	786,108
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	1,019,000	997,618
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	799,000	803,122
United Technologies Corp. Senior Notes 4.63% due 11/16/2048	1,566,000	1,585,039

		6,126,763

Agricultural Chemicals — 0.1%
Mosaic Co. Senior Notes 3.25% due 11/15/2022	709,000	695,893

13

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Airlines — 0.0%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(4)	$37,452	$37,587
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	512,420	515,802

		553,389

Applications Software — 0.0%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	549,000	563,625

Auto - Cars/Light Trucks — 1.7%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	2,545,000	2,530,838
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	1,595,000	1,534,315
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	1,689,000	1,668,879
Daimler Finance North America LLC Company Guar. Notes 3.10% due 05/04/2020*	4,982,000	4,972,793
Ford Motor Credit Co. LLC Senior Notes 2.34% due 11/02/2020	3,108,000	3,012,779
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	2,213,000	2,158,339
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	1,619,000	1,563,153
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	3,955,000	3,948,622

		21,389,718

Auto - Heavy Duty Trucks — 0.1%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	569,000	560,465
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	790,000	816,662

		1,377,127

Banks - Commercial — 2.1%
Associated Bank NA Senior Notes 3.50% due 08/13/2021	1,439,000	1,437,206
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	4,133,000	4,230,208
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	514,000	501,801
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,570,000	1,573,566
Discover Bank Sub. Notes 4.68% due 08/09/2028	938,000	937,400

Security Description	Principal Amount	Value (Note 2)

Banks - Commercial (continued)
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	$3,421,000	$3,429,531
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	979,000	977,965
KeyBank NA Senior Notes 3.35% due 06/15/2021	694,000	696,859
Regions Bank Senior Notes 3.37% due 08/13/2021	1,878,000	1,878,410
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	1,023,000	992,461
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	4,209,000	5,492,254
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023	1,608,000	1,563,248
SunTrust Bank Senior Notes 3.50% due 08/02/2022	1,201,000	1,201,499
Synovus Financial Corp. Senior Notes 3.13% due 11/01/2022	707,000	676,952
ZB NA Senior Notes 3.50% due 08/27/2021	676,000	675,247

		26,264,607

Banks - Super Regional — 1.0%
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026#	1,067,000	1,002,101
Citibank NA Senior Notes 2.13% due 10/20/2020	2,073,000	2,028,814
Huntington National Bank Senior Notes 2.38% due 03/10/2020	1,255,000	1,241,429
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	4,047,000	3,860,316
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	504,000	500,399
Wells Fargo Bank NA Senior Notes 2.60% due 01/15/2021	2,100,000	2,071,707
Wells Fargo Bank NA Senior Notes 3.55% due 08/14/2023	2,196,000	2,203,945

		12,908,711

Batteries/Battery Systems — 0.1%
Energizer Gamma Acquisition, Inc. Senior Sec. Notes 6.38% due 07/15/2026*#	625,000	646,094
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	528,000	533,280

		1,179,374

14

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Beverages - Non-alcoholic — 0.4%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023*	$759,000	$763,670
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	1,962,000	1,988,244
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028*	1,076,000	1,092,111
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038*	660,000	674,669

		4,518,694

Brewery — 0.7%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	1,989,000	1,966,246
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	1,461,000	1,430,747
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	613,000	622,575
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,256,000	3,341,105
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	966,000	951,250

		8,311,923

Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.50% due 06/15/2022*	1,419,000	1,406,626
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024*	1,565,000	1,545,245
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	503,000	490,446
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	714,000	678,300

		4,120,617

Building & Construction Products - Misc. — 0.2%
Owens Corning Senior Notes 4.30% due 07/15/2047	1,924,000	1,596,710
Owens Corning Company Guar. Notes 4.40% due 01/30/2048	608,000	512,124
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	625,000	639,175

		2,748,009

Building & Construction - Misc. — 0.1%
frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	99,000	101,351

Security Description	Principal Amount	Value (Note 2)

Building & Construction - Misc. (continued)
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	$1,000,000	$970,000

		1,071,351

Building Products - Cement — 0.2%
CRH America Finance, Inc. Company Guar. Notes 3.95% due 04/04/2028*	932,000	911,435
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	453,000	400,646
Vulcan Materials Co. Senior Notes 4.70% due 03/01/2048*	1,197,000	1,131,933

		2,444,014

Building Products - Wood — 0.2%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	625,000	640,625
Masco Corp. Senior Notes 4.45% due 04/01/2025	1,231,000	1,250,885
Masco Corp. Senior Notes 4.50% due 05/15/2047	706,000	628,277

		2,519,787

Building - Heavy Construction — 0.1%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	795,000	808,912

Building - Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	1,252,000	1,145,580
William Lyon Homes, Inc. Company Guar. Notes 6.00% due 09/01/2023*	600,000	579,180

		1,724,760

Cable/Satellite TV — 0.7%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	1,224,000	1,248,786
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	361,000	338,087
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	420,000	417,375
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	538,000	548,760
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	181,000	174,535
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	370,000	348,556

15

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	$702,000	$691,808
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	602,000	644,409
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	2,130,000	2,130,889
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	403,000	373,924
Comcast Corp. Company Guar. Notes 4.00% due 03/01/2048	841,000	761,876
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	630,000	613,462
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	575,000	609,500
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	590,000	598,850

		9,500,817

Cellular Telecom — 0.5%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	1,165,000	1,221,433
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	2,282,000	2,456,002
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	2,980,000	2,980,000

		6,657,435

Chemicals - Specialty — 0.2%
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	520,000	509,600
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	680,000	701,250
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	507,000	663,585

		1,874,435

Circuit Boards — 0.1%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	745,000	741,275

Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	930,000	969,525

Security Description	Principal Amount	Value (Note 2)

Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	$160,000	$142,614

Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	1,412,000	1,361,800
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	189,000	183,529

		1,545,329

Computer Services — 0.5%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*	1,144,000	1,072,500
IBM Credit LLC Senior Notes 1.63% due 09/06/2019	1,722,000	1,704,403
IBM Credit LLC Senior Notes 2.65% due 02/05/2021	4,010,000	3,975,046

		6,751,949

Computer Software — 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*#	640,000	630,000

Computers — 0.4%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	995,000	993,262
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	625,476
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	2,616,000	3,093,506
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	50,000	51,753

		4,763,997

Computers - Integrated Systems — 0.1%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	834,000	589,012
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*	825,000	838,200

		1,427,212

Consumer Products - Misc. — 0.0%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	617,000	580,751

Containers - Metal/Glass — 0.1%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	383,000	417,470
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	726,000	716,925

		1,134,395

16

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers - Paper/Plastic — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*#	$256,000	$245,760
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	725,000	676,062
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	449,000	459,103

		1,380,925

Cosmetics & Toiletries — 0.1%
Coty, Inc. Senior Notes 6.50% due 04/15/2026*#	600,000	564,375
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*	593,000	555,937

		1,120,312

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	750,000	744,600

Diversified Banking Institutions — 2.9%
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	1,997,000	1,984,773
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	1,703,000	1,711,728
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	4,333,000	4,236,192
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,549,000	1,793,216
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,466,000	1,421,865
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	3,160,000	3,133,010
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	1,141,000	1,165,871
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	595,000	588,092
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	573,000	651,559
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	1,702,000	1,656,012
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,745,000	1,629,680
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	1,499,000	1,736,989
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	2,073,000	2,512,784

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	$2,401,000	$2,364,134
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	2,145,000	2,003,946
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	8,382,000	8,719,543

		37,309,394

Diversified Manufacturing Operations — 0.1%
Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027	1,126,000	1,086,379

Electric - Distribution — 0.1%
Entergy Louisiana LLC Collateral Trust Bonds 4.20% due 09/01/2048	1,255,000	1,268,789

Electric - Generation — 0.2%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	2,403,000	2,494,576

Electric - Integrated — 1.9%
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,345,000	1,450,314
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	938,000	924,724
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	1,341,000	1,325,163
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	723,000	720,405
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	1,535,000	1,508,764
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	1,627,000	1,672,523
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	3,655,000	4,742,046
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	864,000	843,629
Indiana Michigan Power Co. Senior Notes 4.25% due 08/15/2048	1,068,000	1,076,053
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	1,539,000	1,487,150
Nevada Power Co. General Ref. Mtg. 2.75% due 04/15/2020	1,076,000	1,074,396
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027	1,231,000	1,130,741
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	1,482,000	1,495,947

17

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	$1,018,000	$1,031,351
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	674,000	657,338
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	2,303,000	2,362,788
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	1,016,000	990,721

		24,494,053

Electronic Components - Misc. — 0.0%
Jabil, Inc. Senior Notes 3.95% due 01/12/2028#	164,000	156,686

Electronic Components - Semiconductors — 0.1%
Intel Corp. Senior Notes 2.45% due 07/29/2020	1,762,000	1,750,811

Electronic Measurement Instruments — 0.1%
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	1,576,000	1,608,129

Electronic Parts Distribution — 0.1%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	940,000	929,301

Electronic Security Devices — 0.0%
Allegion US Holding Co., Inc. Company Guar. Notes 3.20% due 10/01/2024	436,000	411,816

Energy - Alternate Sources — 0.1%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	897,000	903,727

Enterprise Software/Service — 0.3%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024#	907,000	950,083
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	349,000	353,527
Oracle Corp. Senior Notes 2.95% due 11/15/2024	2,073,000	2,016,928
Oracle Corp. Senior Notes 3.90% due 05/15/2035	285,000	279,633

		3,600,171

Finance - Auto Loans — 0.0%
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023#	481,000	504,449

Finance - Consumer Loans — 0.2%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	880,000	915,200

Security Description	Principal Amount	Value (Note 2)

Finance - Consumer Loans (continued)
SLM Corp. Senior Notes 5.63% due 08/01/2033	$1,133,000	$951,720
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	925,000	925,278
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	275,000	273,644

		3,065,842

Finance - Credit Card — 0.2%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	800,000	818,000
American Express Co. Senior Notes 2.50% due 08/01/2022	2,406,000	2,317,432

		3,135,432

Finance - Investment Banker/Broker — 0.1%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	870,000	793,381
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)(5)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)(5)	230,000	23
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	570,000	557,175

		1,350,597

Finance - Mortgage Loan/Banker — 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	800,000	792,000

Finance - Other Services — 0.3%
Intercontinental Exchange, Inc. Senior Notes 4.25% due 09/21/2048	547,000	548,271
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	2,230,000	2,193,543
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	951,000	916,825
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	709,000	689,663

		4,348,302

Food - Meat Products — 0.0%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	553,000	528,573

Food - Misc./Diversified — 0.1%
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	1,328,000	1,353,151

18

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food - Retail — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	$1,181,000	$1,068,805
Kroger Co. Senior Notes 4.65% due 01/15/2048#	1,403,000	1,347,838

		2,416,643

Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 6.63% due 06/01/2026*	309,000	314,408

Gambling (Non-Hotel) — 0.0%
Scientific Games International, Inc. Senior Sec. Notes 5.00% due 10/15/2025*	401,000	380,950
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(4)(5)	5,223	89

		381,039

Gas - Distribution — 0.0%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	450,000	445,383

Hotels/Motels — 0.1%
Wyndham Worldwide Corp. Senior Sec. Notes 4.15% due 04/01/2024	630,000	622,440
Wyndham Worldwide Corp. Senior Sec. Notes 4.50% due 04/01/2027#	719,000	686,861

		1,309,301

Independent Power Producers — 0.1%
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024	730,000	733,650

Insurance - Life/Health — 0.1%
AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048*	491,000	462,452
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	334,000	279,856

		742,308

Insurance - Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	794,000	922,980
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,603,000	2,599,122

		3,522,102

Insurance - Mutual — 0.3%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	360,000	347,701
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	908,000	873,051

Security Description	Principal Amount	Value (Note 2)

Insurance - Mutual (continued)
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	$2,468,000	$2,415,620

		3,636,372

Insurance - Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	1,453,000	1,429,818
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	645,000	679,669

		2,109,487

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	800,000	814,000

Internet Content - Entertainment — 0.1%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	595,000	614,338

Investment Companies — 0.0%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	522,000	534,241

Machinery - Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	977,000	951,874
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	1,495,000	1,506,959
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*	640,000	635,200

		3,094,033

Machinery - Electrical — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	1,776,000	1,774,011

Machinery - Farming — 0.3%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	875,000	877,760
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022	1,147,000	1,161,911
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	1,190,000	1,172,318

		3,211,989

Machinery - General Industrial — 0.2%
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	2,458,000	2,457,566

Machinery - Thermal Process — 0.0%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	480,000	495,600

19

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Marine Services — 0.1%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022	$630,000	$647,325

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	1,691,000	1,680,126

Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	1,645,000	1,589,713
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	1,811,000	1,726,801
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	1,595,000	1,587,938
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	1,240,000	1,233,205

		6,137,657

Medical - Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 3.63% due 05/15/2024	974,000	962,677
Celgene Corp. Senior Notes 4.55% due 02/20/2048	869,000	822,222

		1,784,899

Medical - Drugs — 0.3%
Bayer US Finance II LLC Company Guar. Notes 4.63% due 06/25/2038*	2,590,000	2,525,023
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	351,000	300,105
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	1,122,000	1,123,958

		3,949,086

Medical - Generic Drugs — 0.3%
Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022	686,000	673,741
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	3,202,000	2,998,488

		3,672,229

Medical - HMO — 0.5%
Centene Corp. Senior Notes 4.75% due 01/15/2025	375,000	376,875
Centene Corp. Senior Notes 5.38% due 06/01/2026*	609,000	628,689
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	4,976,000	4,804,782

Security Description	Principal Amount	Value (Note 2)

Medical - HMO (continued)
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	$825,000	$833,928

		6,644,274

Medical - Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021#	775,000	747,875
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	513,000	528,390
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	550,000	570,900

		1,847,165

Medical - Wholesale Drug Distribution — 0.0%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	488,000	503,461

Metal Processors & Fabrication — 0.2%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	427,000	448,218
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	220,000	214,236
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	739,000	748,237
Timken Co. Senior Notes 4.50% due 12/15/2028	685,000	684,460

		2,095,151

Metal - Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023#	715,000	687,294

Metal - Iron — 0.1%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	625,000	613,788

Multimedia — 0.0%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	419,000	400,145
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	166,000	155,428

		555,573

Networking Products — 0.3%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	4,259,000	4,189,078

Oil Companies - Exploration & Production — 1.1%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,442,000	1,675,547
Apache Corp. Senior Notes 4.38% due 10/15/2028	1,162,000	1,145,510

20

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	$635,000	$650,875
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	625,000	621,875
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	1,566,000	1,602,191
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	750,000	748,125
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	625,000	585,156
Hess Corp. Senior Notes 5.60% due 02/15/2041	1,231,000	1,249,132
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,011,000	976,879
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	565,000	613,025
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	1,281,000	1,513,646
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	509,000	530,633
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	730,000	698,063
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	383,000	216,261
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026#	550,000	576,125
WildHorse Resource Development Corp. Company Guar. Notes 6.88% due 02/01/2025	612,000	616,590

		14,019,633

Oil Companies - Integrated — 0.3%
Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,106,000	1,071,837
Chevron Corp. Senior Notes 3.19% due 06/24/2023	3,226,000	3,226,828

		4,298,665

Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	580,000	580,000

Oil Refining & Marketing — 0.0%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	523,000	551,765

Security Description	Principal Amount	Value (Note 2)

Oil - Field Services — 0.2%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026*	$348,000	$355,830
Calfrac Holdings LP Senior Notes 8.50% due 06/15/2026*	950,000	904,875
Halliburton Co. Senior Notes 4.85% due 11/15/2035	350,000	366,928
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	660,000	577,500
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	527,000	545,445

		2,750,578

Paper & Related Products — 0.5%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	2,001,000	2,127,995
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	2,700,000	2,732,999
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	679,000	709,721
International Paper Co. Senior Notes 5.00% due 09/15/2035	508,000	524,191

		6,094,906

Petrochemicals — 0.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	1,023,000	1,016,811

Pharmacy Services — 0.4%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	2,508,000	2,499,478
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	912,000	930,685
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	499,559	496,227
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	253,245	270,193
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	442,090	475,201

		4,671,784

Physicians Practice Management — 0.1%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	938,000	935,655

Pipelines — 1.6%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	1,913,000	1,902,595

21

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	$850,000	$864,875
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024	231,000	255,544
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	251,000	251,000
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023	595,000	596,666
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035	277,000	258,232
Energy Transfer Partners LP Company Guar. Notes 6.05% due 06/01/2041	102,000	106,628
Energy Transfer Partners LP Company Guar. Notes 6.63% due 10/15/2036	764,000	854,778
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	839,000	815,071
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	961,000	813,811
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	400,000	373,000
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	500,000	491,875
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*	632,000	643,060
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024	1,290,000	1,306,454
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	783,000	923,847
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	596,000	617,338
MPLX LP Senior Notes 4.00% due 03/15/2028	1,839,000	1,773,618
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	1,107,000	1,115,302
Northern Natural Gas Co. Senior Notes 4.30% due 01/15/2049*	641,000	638,901
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	937,000	928,801
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 11/15/2023	217,000	209,948
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	765,000	761,175

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	$890,000	$891,625
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	2,202,000	2,179,980
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	1,073,000	1,153,475

		20,727,599

Poultry — 0.0%
Pilgrim’s Pride Corp. Senior Notes 5.88% due 09/30/2027*	575,000	546,250

Publishing - Books — 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*#	945,000	831,600

Quarrying — 0.1%
Hi-Crush Partners LP Senior Notes 9.50% due 08/01/2026*	975,000	936,000

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	600,000	623,070

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	981,000	978,547

Real Estate Investment Trusts — 0.6%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	616,000	600,600
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	464,000	461,157
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	1,000,000	968,750
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	650,000	627,250
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	665,000	616,189
iStar, Inc. Senior Notes 5.25% due 09/15/2022	639,000	632,610
iStar, Inc. Senior Notes 6.00% due 04/01/2022	289,000	291,529
Kimco Realty Corp. Senior Notes 4.25% due 04/01/2045	618,000	560,352
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	787,000	771,260
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	300,000	291,113

22

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025#	$975,000	$926,250
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024#	659,000	639,161
Welltower, Inc. Senior Notes 3.95% due 09/01/2023	828,000	833,980

		8,220,201

Real Estate Management/Services — 0.1%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,000,000	991,250
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*	860,000	804,100

		1,795,350

Real Estate Operations & Development — 0.0%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*	590,000	576,725

Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	650,000	639,470
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*#	638,000	622,050

		1,261,520

Retail - Appliances — 0.1%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022#	692,000	695,322

Retail - Automobile — 0.1%
Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024	423,000	424,058
AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024	1,307,000	1,245,885

		1,669,943

Retail - Discount — 0.2%
Wal-Mart Stores, Inc. Senior Bonds 1.90% due 12/15/2020	2,477,000	2,430,310

Retail - Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	623,000	627,673

Retail - Office Supplies — 0.1%
Staples, Inc. Company Guar. Notes 8.50% due 09/15/2025*#	1,007,000	951,514

Retail - Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	487,000	487,000

Security Description	Principal Amount	Value (Note 2)

Retail - Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	$403,000	$388,895
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	378,000	398,790
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.00% due 06/01/2024*	620,000	618,450
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	1,364,000	1,367,318

		2,773,453

Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	781,000	747,808

Savings & Loans/Thrifts — 0.5%
Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	2,075,000	2,074,201
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	2,152,000	2,258,990
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	2,037,000	2,261,815

		6,595,006

Schools — 0.1%
Graham Holdings Co. Company Guar. Notes 5.75% due 06/01/2026*	830,000	848,675

Security Services — 0.1%
ADT Corp. Senior Sec. Notes 4.13% due 06/15/2023	425,000	404,281
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	442,000	466,310

		870,591

Semiconductor Components - Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	1,411,000	1,374,429

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	482,000	445,303

Steel - Producers — 0.1%
AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025#	550,000	511,500
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026*	505,000	487,325
United States Steel Corp. Senior Notes 6.88% due 08/15/2025	525,000	532,875

		1,531,700

23

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated — 1.0%
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	$3,419,000	$3,178,878
AT&T, Inc. Senior Notes 4.90% due 08/15/2037*	3,359,000	3,217,352
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023#	910,000	948,675
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031#	1,000,000	592,500
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	451,000	436,323
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	4,296,000	4,549,932

		12,923,660

Television — 0.2%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	594,000	635,580
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	1,466,000	1,428,300
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	552,000	540,960
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	118,000	118,000

		2,722,840

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026	874,000	809,846

Transport - Marine — 0.1%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	1,068,000	1,055,432

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 5.10% due 08/01/2118	1,435,000	1,427,549

Transport - Services — 0.1%
CH Robinson Worldwide, Inc. Senior Notes 4.20% due 04/15/2028	1,111,000	1,101,958
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	835,000	763,048

		1,865,006

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	1,714,000	1,697,003

Security Description	Principal Amount	Value (Note 2)

Vitamins & Nutrition Products — 0.0%
HLF Financing SARL LLC/Herbalife International, Inc. Senior Notes 7.25% due 08/15/2026*	$102,000	$103,438

Total U.S. Corporate Bonds & Notes
(cost $416,550,011)		412,253,436

FOREIGN CORPORATE BONDS & NOTES — 9.6%
Agricultural Chemicals — 0.2%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	560,000	577,780
Nufarm Australia, Ltd./Nufarm Americas, Inc. Company Guar. Notes 5.75% due 04/30/2026*	515,000	478,950
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*	669,000	692,415
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*	1,330,000	1,334,358

		3,083,503

Auto - Cars/Light Trucks — 0.1%
Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*	1,283,000	1,241,288

Auto/Truck Parts & Equipment - Original — 0.3%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	595,000	562,007
Toyota Industries Corp. Senior Notes 3.24% due 03/16/2023*	3,752,000	3,725,778

		4,287,785

Banks - Commercial — 1.2%
Australia & New Zealand Banking Group, Ltd. Senior Notes 1.60% due 07/15/2019	728,000	721,350
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	2,416,000	2,364,186
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	1,094,000	1,082,685
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*#	1,407,000	1,400,773
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*	1,529,000	1,517,473
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*	1,121,000	953,405
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*	1,662,000	1,509,027
National Australia Bank, Ltd. Senior Notes 3.63% due 06/20/2023	2,013,000	2,014,317
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020	1,445,000	1,412,552
United Overseas Bank, Ltd. Senior Notes 3.20% due 04/23/2021*	916,000	913,589

24

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Westpac Banking Corp. Senior Notes 3.05% due 05/15/2020#	$1,061,000	$1,060,124

		14,949,481

Building Societies — 0.1%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	1,018,000	940,225

Building - Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*#	616,000	606,883

Cable/Satellite TV — 0.3%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	945,000	902,475
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	215,000	218,225
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*#	1,245,000	1,150,741
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*	1,040,000	1,021,800
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*	950,000	938,220

		4,231,461

Cellular Telecom — 0.1%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	817,000	810,872
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	590,000	589,229
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	528,000	524,413

		1,924,514

Chemicals - Diversified — 0.2%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	971,000	890,893
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	825,000	796,125
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	565,000	554,406

		2,241,424

Computers - Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	725,000	694,931

Diversified Banking Institutions — 1.7%
Banco Santander SA Senior Notes 3.85% due 04/12/2023	800,000	787,062

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Barclays PLC Sub. Notes 4.84% due 05/09/2028	$1,815,000	$1,725,140
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	1,576,000	1,551,018
Credit Suisse Group AG Senior Notes 4.21% due 06/12/2024*	1,187,000	1,193,151
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	497,000	464,347
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022	1,175,000	1,139,623
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021	653,000	646,416
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.78% due 03/02/2025	442,000	442,114
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021	1,816,000	1,753,483
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023#	3,863,000	3,847,888
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	587,000	570,797
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	454,000	442,615
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	816,000	818,064
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	2,337,000	2,307,500
UBS Group Funding Switzerland AG Company Guar. Notes 4.13% due 09/24/2025*	269,000	270,199
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	4,063,000	3,548,523

		21,507,940

Diversified Financial Services — 0.3%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	2,421,000	2,371,594
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,029,000	1,955,894

		4,327,488

Diversified Manufacturing Operations — 0.2%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	2,165,000	2,139,752

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	773,000	713,056

25

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Electric - Generation — 0.2%
Electricite de France SA Senior Notes 2.35% due 10/13/2020*	$1,329,000	$1,308,582
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	312,000	328,322
Korea East-West Power Co., Ltd. Senior Notes 3.88% due 07/19/2023*	515,000	516,822

		2,153,726

Electric - Integrated — 0.5%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	1,831,000	1,765,622
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	2,194,000	1,977,408
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	2,426,000	2,234,005

		5,977,035

Finance - Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*	190,000	198,550

Finance - Other Services — 0.0%
Travelport Corporate Finance PLC Senior Sec. Notes 6.00% due 03/15/2026*	458,000	466,015

Food - Meat Products — 0.1%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	207,000	195,615
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	893,000	859,513

		1,055,128

Gambling (Non-Hotel) — 0.1%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*	605,000	635,250
LHMC Finco SARL Senior Sec. Notes 7.88% due 12/20/2023*	670,000	672,982
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	635,000	660,400

		1,968,632

Gold Mining — 0.1%
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	498,000	495,094
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027	711,000	645,233

		1,140,327

Insurance - Life/Health — 0.2%
AIA Group, Ltd. Senior Notes 4.50% due 03/16/2046*	495,000	517,338

Security Description	Principal Amount	Value (Note 2)

Insurance - Life/Health (continued)
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	$2,869,000	$2,693,935

		3,211,273

Insurance - Multi-line — 0.1%
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	911,000	981,015

Insurance - Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	491,000	495,396

Machinery - Farming — 0.2%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,353,000	1,302,097
CNH Industrial NV Senior Notes 4.50% due 08/15/2023	940,000	959,439

		2,261,536

Machinery - Pumps — 0.1%
Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028*	890,000	879,532

Medical - Drugs — 0.2%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	962,000	918,650
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,510,000	1,443,560

		2,362,210

Metal - Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	308,000	289,520
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	320,000	312,800
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*#	560,000	569,800

		1,172,120

Oil & Gas Drilling — 0.2%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024#	377,000	368,517
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	437,000	447,925
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	615,000	630,375
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*	875,000	866,250

		2,313,067

26

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production — 0.4%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	$628,000	$786,993
CNOOC Curtis Funding No. 1 Pty, Ltd. Company Guar. Notes 4.50% due 10/03/2023	1,350,000	1,387,722
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	897,000	814,027
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*#	939,000	934,305
Sinopec Group Overseas Development 2015, Ltd. Company Guar. Notes 2.50% due 04/28/2020	1,500,000	1,479,590

		5,402,637

Oil Companies - Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	1,041,000	1,039,412
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	1,404,000	1,357,281
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022	1,400,000	1,408,050
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	1,400,000	1,354,500
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	3,767,000	3,487,036
Suncor Energy, Inc. Senior Notes 5.95% due 12/01/2034	650,000	759,689

		9,405,968

Oil - Field Services — 0.1%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	679,000	677,303

Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	425,000	425,000
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	179,000	179,018

		604,018

Printing - Commercial — 0.1%
Cimpress NV Company Guar. Notes 7.00% due 06/15/2026*	955,000	972,906

Satellite Telecom — 0.2%
Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*#	635,000	652,462
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023#	1,430,000	1,304,446

Security Description	Principal Amount	Value (Note 2)

Satellite Telecom (continued)
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	$635,000	$680,244

		2,637,152

SupraNational Banks — 0.2%
European Investment Bank Senior Notes 1.63% due 08/14/2020	2,399,000	2,347,877

Telephone - Integrated — 0.6%
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	4,845,000	5,305,275
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	1,833,000	1,752,962
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,107,000	1,099,590

		8,157,827

Transport - Rail — 0.3%
Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021	1,087,000	1,077,288
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	574,000	687,818
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042	1,600,000	1,752,000

		3,517,106

Total Foreign Corporate Bonds & Notes
(cost $126,864,766)		123,248,087

FOREIGN GOVERNMENT OBLIGATIONS — 4.1%
Banks - Special Purpose — 0.2%
Brazilian Development Bank Senior Notes 5.50% due 07/12/2020	2,300,000	2,363,273

Sovereign — 3.9%
Dominican Republic Senior Bonds 7.45% due 04/30/2044	2,100,000	2,257,500
Federative Republic of Brazil Senior Notes 8.25% due 01/20/2034#	550,000	627,688
Government of Egypt Senior Notes 7.50% due 01/31/2027	1,400,000	1,396,500
Government of Egypt Senior Notes 8.50% due 01/31/2047	1,500,000	1,465,734
Government of Ukraine Senior Notes 7.38% due 09/25/2032*	1,600,000	1,352,000
Government of Ukraine Senior Notes 7.75% due 09/01/2027	750,000	681,523
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049	1,500,000	1,482,990
Lebanese Republic Senior Notes 6.38% due 03/09/2020	300,000	288,718

27

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027	$900,000	$919,800
Republic of Argentina Senior Notes 6.88% due 04/22/2021	1,100,000	980,661
Republic of Argentina Senior Notes 6.88% due 01/26/2027	300,000	234,750
Republic of Argentina Senior Notes 8.28% due 12/31/2033	2,032,955	1,697,518
Republic of Chile Senior Notes 3.24% due 02/06/2028	2,073,000	1,990,080
Republic of Colombia Senior Notes 8.13% due 05/21/2024	2,300,000	2,771,500
Republic of Croatia Senior Notes 6.38% due 03/24/2021	1,550,000	1,644,541
Republic of Ecuador Senior Notes 9.63% due 06/02/2027	1,700,000	1,619,250
Republic of Guatemala Senior Notes 4.88% due 02/13/2028	695,000	674,060
Republic of Honduras Senior Notes 6.25% due 01/19/2027	1,150,000	1,176,944
Republic of Hungary Senior Notes 5.38% due 02/21/2023	2,200,000	2,343,000
Republic of Indonesia Senior Notes 2.95% due 01/11/2023	1,270,000	1,219,990
Republic of Indonesia Senior Notes 5.88% due 01/15/2024	500,000	539,365
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032	1,110,000	999,013
Republic of Peru Senior Notes 8.75% due 11/21/2033	700,000	1,038,800
Republic of Poland Senior Notes 5.13% due 04/21/2021	700,000	733,530
Republic of Senegal Bonds 6.25% due 05/23/2033	1,200,000	1,079,880
Republic of Senegal Senior Notes 6.75% due 03/13/2048*	750,000	640,725
Republic of Serbia Senior Bonds 4.88% due 02/25/2020	1,500,000	1,520,811
Republic of South Africa Senior Notes 5.65% due 09/27/2047	1,500,000	1,340,325
Republic of South Africa Senior Notes 5.88% due 09/16/2025	1,500,000	1,520,655
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026	1,900,000	1,881,591

Security Description	Principal Amount	Value (Note 2)

Sovereign (continued)
Republic of the Philippines Senior Notes 4.00% due 01/15/2021	$950,000	$963,972
Republic of Turkey Senior Notes 7.00% due 06/05/2020	1,100,000	1,057,725
Republic of Turkey Senior Bonds 11.88% due 01/15/2030	1,400,000	1,666,000
Russian Federation Senior Notes 4.75% due 05/27/2026	1,400,000	1,389,998
State of Qatar Senior Notes 4.50% due 01/20/2022	1,500,000	1,543,500
Sultanate of Oman Senior Notes 4.75% due 06/15/2026	1,500,000	1,390,374
Sultanate of Oman Senior Notes 6.75% due 01/17/2048	1,400,000	1,312,209
United Mexican States Senior Notes 4.35% due 01/15/2047	1,378,000	1,250,535
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,031,940

		49,725,695

Total Foreign Government Obligations
(cost $54,779,918)		52,088,968

U.S. GOVERNMENT AGENCIES — 36.1%
Federal Home Loan Mtg. Corp. — 10.8%
2.50% due 01/01/2028	663,716	649,489
2.50% due 04/01/2028	1,415,965	1,385,602
2.50% due 03/01/2031	843,704	819,939
2.50% due 10/01/2032	4,513,583	4,385,908
3.00% due 08/01/2027	282,152	281,984
3.00% due 10/01/2042	1,448,699	1,415,342
3.00% due 11/01/2042	1,173,200	1,145,972
3.00% due 02/01/2043	1,503,932	1,458,883
3.00% due 04/01/2043	1,701,381	1,660,354
3.00% due 05/01/2043	575,844	562,048
3.00% due 08/01/2043	6,037,426	5,892,385
3.00% due 07/01/2045	10,617,262	10,311,759
3.00% due 10/01/2045	6,313,124	6,126,325
3.00% due 08/01/2046	5,931,505	5,749,482
3.50% due 01/01/2032	4,891,161	4,952,778
3.50% due 03/01/2042	4,194,095	4,203,649
3.50% due 04/01/2042	1,767,366	1,771,391
3.50% due 08/01/2042	1,399,770	1,402,948
3.50% due 09/01/2043	1,395,596	1,398,775
3.50% due 03/01/2045	1,244,909	1,242,605
3.50% due 07/01/2045	8,068,957	8,047,386
3.50% due 08/01/2045	2,356,927	2,353,720
3.50% due 11/01/2045	4,456,651	4,444,732
3.50% due 01/01/2046	2,706,699	2,699,112
3.50% due 11/01/2047	13,506,517	13,443,002
3.50% due 03/01/2048	10,231,631	10,205,806
4.00% due 03/01/2023	68,514	70,193
4.00% due 09/01/2040	1,380,395	1,418,016
4.00% due 07/01/2044	96,897	98,988
4.00% due 10/01/2045	3,632,834	3,706,871
4.00% due 01/01/2046	780,836	799,792
4.50% due 11/01/2018	757	765

28

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
4.50% due 02/01/2019	$2,562	$2,587
4.50% due 12/01/2039	527,703	553,149
4.50% due 07/01/2044	1,350,978	1,408,095
4.50% due 09/01/2044	5,294,230	5,507,499
5.00% due 10/01/2033	1,226	1,303
5.00% due 07/01/2040	578,052	614,775
5.00% due 11/01/2043	3,021,530	3,226,700
5.50% due 11/01/2018	66	66
5.50% due 11/01/2032	8,375	9,092
5.50% due 07/01/2034	26,831	29,119
5.50% due 02/01/2035	36,102	38,591
5.50% due 07/01/2035	1,064	1,157
5.50% due 01/01/2036	180,428	196,016
5.50% due 05/01/2037	31,328	33,860
6.00% due 07/01/2035	82,041	88,996
6.00% due 03/01/2040	153,106	169,059
6.50% due 02/01/2036	12,740	14,181
6.50% due 09/01/2036	318	351
6.50% due 05/01/2037	38,960	43,989
Federal Home Loan Mtg. Corp. FRS 3.99% (6 ML+1.49%) due 02/01/2037	191,960	197,968
4.09% (12 ML+1.88%) due 11/01/2037	1,423,004	1,498,604
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	3,905,349	3,849,106
Series 4800, Class KG 3.50% due 11/15/2045(2)	4,000,000	3,963,733
Series 3820, Class DA 4.00% due 11/15/2035(2)	2,767,968	2,790,203
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.74% (6.80%-1 ML) due 09/15/2039(2)(6)(7)	993,894	95,255
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 3.26% (1 ML+1.20%) due 08/25/2029(2)	2,447,198	2,463,396
Series 2015-DNA1, Class M2 3.91% (1 ML+1.85%) due 10/25/2027(2)	908,039	924,616
Series 2014-DN1, Class M2 4.26% (1 ML+2.20%) due 02/25/2024(2)	1,284,831	1,320,682
Series 2014-HQ2, Class M2 4.26% (1 ML+2.20%) due 09/25/2024(2)	3,045,239	3,139,782
Series 2015-HQ1, Class M2 4.26% (1 ML+2.20%) due 03/25/2025(2)	2,949	2,958
Series 2015-HQA1, Class M2 4.71% (1 ML+2.65%) due 03/25/2028(2)	464,826	472,628
Series 2016-HQA1, Class M2 4.81% (1 ML+2.75%) due 09/25/2028(2)	1,043,031	1,065,422
Series 2015-HQA2, Class M2 4.86% (1 ML+2.80%) due 05/25/2028(2)	643,957	661,632

		138,490,571

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. — 22.1%
Federal National Mtg. Assoc. 2.50% due 02/01/2028	$1,424,371	$1,395,700
2.50% due 04/01/2028	371,608	363,893
2.50% due 08/01/2031	15,145,195	14,728,495
2.50% due 01/01/2032	2,578,520	2,507,575
3.00% due 04/01/2027	1,005,099	1,005,196
3.00% due 10/01/2027	168,354	168,371
3.00% due 01/01/2028	1,439,911	1,440,057
3.00% due 10/01/2030	2,687,969	2,681,623
3.00% due 10/01/2032	11,044,955	10,986,575
3.00% due 03/01/2042	2,885,745	2,819,005
3.00% due 12/01/2042	2,671,245	2,609,730
3.00% due 05/01/2043	3,178,045	3,101,844
3.00% due 05/01/2046	3,763,190	3,646,476
3.00% due 08/01/2046	7,610,087	7,385,068
3.00% due 09/01/2046	1,710,044	1,656,566
3.00% due 01/01/2047	4,265,958	4,131,885
3.00% due 02/01/2048	10,456,741	10,127,550
3.50% due 08/01/2026	1,096,212	1,108,706
3.50% due 09/01/2026	982,576	993,851
3.50% due 08/01/2027	114,905	116,215
3.50% due 10/01/2028	2,320,853	2,355,305
3.50% due 03/01/2033	1,895,036	1,917,529
3.50% due 08/01/2033	5,497,400	5,560,052
3.50% due 12/01/2041	413,806	414,786
3.50% due 03/01/2042	577,626	578,994
3.50% due 08/01/2042	3,914,477	3,923,746
3.50% due 09/01/2042	553,192	554,503
3.50% due 02/01/2043	2,772,582	2,786,228
3.50% due 07/01/2045	1,703,703	1,698,248
3.50% due 08/01/2045	2,350,984	2,343,445
3.50% due 09/01/2045	507,576	505,948
3.50% due 10/01/2045	3,199,073	3,188,812
3.50% due 11/01/2045	7,384,427	7,361,912
3.50% due 12/01/2045	12,656,960	12,616,366
3.50% due 02/01/2046	2,155,544	2,148,409
3.50% due 03/01/2046	10,135,926	10,084,691
3.50% due 07/01/2046	6,628,682	6,613,586
3.50% due 01/01/2047	5,838,681	5,812,124
3.50% due 12/01/2047	6,653,365	6,632,474
3.50% due 04/01/2048	10,967,293	10,925,308
4.00% due 11/01/2025	81,701	83,898
4.00% due 09/01/2040	113,424	116,329
4.00% due 10/01/2040	231,122	237,053
4.00% due 12/01/2040	2,015,428	2,066,735
4.00% due 10/01/2041	1,212,753	1,243,940
4.00% due 11/01/2041	1,305,002	1,338,899
4.00% due 01/01/2043	2,218,569	2,279,334
4.00% due 10/01/2043	2,994,342	3,066,604
4.00% due 10/01/2044	3,870,708	3,949,826
4.00% due 02/01/2045	4,129,842	4,234,730
4.00% due 02/01/2046	2,843,216	2,898,091
4.00% due 06/01/2046	268,081	273,189
4.00% due 01/01/2047	4,698,342	4,786,564
4.00% due 05/01/2047	4,681,150	4,768,880
4.00% due 07/01/2047	16,557,905	16,867,372
4.00% due 08/01/2047	6,929,811	7,058,961
4.00% due 06/01/2048	9,437,628	9,645,105
4.50% due 10/01/2024	359,850	372,560
4.50% due 03/01/2025	532,448	551,326
4.50% due 06/01/2039	154,114	160,635
4.50% due 01/01/2040	368,385	383,636
4.50% due 02/01/2040	1,119,267	1,178,780
4.50% due 05/01/2040	312,073	327,914
4.50% due 11/01/2040	327,465	342,688

29

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 12/01/2040	$304,695	$318,889
4.50% due 05/01/2041	697,034	729,049
4.50% due 03/01/2042	3,102,269	3,242,492
4.50% due 08/01/2045	8,369,398	8,830,925
4.50% due 04/01/2047	2,074,115	2,154,326
4.50% due 11/01/2047	5,230,156	5,432,417
5.00% due 09/01/2018	23	23
5.00% due 10/01/2018	43	44
5.00% due 03/01/2020	1,242	1,276
5.00% due 06/01/2022	37,091	38,239
5.00% due 10/01/2024	190,076	194,833
5.00% due 09/01/2033	583,363	623,553
5.00% due 04/01/2040	289,109	305,859
5.00% due 05/01/2040	626,018	670,668
5.00% due 06/01/2040	2,825,352	3,026,809
5.00% due 07/01/2040	686,080	733,033
5.00% due 02/01/2045	1,679,787	1,798,856
5.50% due 12/01/2029	150,090	160,965
5.50% due 12/01/2033	30,182	32,802
5.50% due 07/01/2037	32,766	35,405
5.50% due 08/01/2037	1,420,326	1,538,635
5.50% due 06/01/2038	160,632	174,021
5.50% due 09/01/2039	552,683	599,356
6.00% due 08/01/2034	25,577	28,204
6.00% due 11/01/2035	40,900	44,578
6.00% due 06/01/2036	60,814	67,188
6.00% due 12/01/2036	99,687	110,079
6.00% due 07/01/2038	481,923	531,963
6.00% due 09/01/2038	272,034	300,439
6.00% due 11/01/2038	157,033	173,488
Federal National Mtg. Assoc. FRS
3.57% (12 ML+1.82%) due 10/01/2040	310,688	326,582
3.58% (12 ML+1.76%) due 05/01/2040	1,332,035	1,394,999
3.58% (12 ML+1.83%) due 10/01/2040	749,711	788,220
3.59% (6 ML+1.54%) due 09/01/2035	1,142,506	1,182,295
3.75% (12 ML+1.57%) due 05/01/2037	268,927	281,208
3.91% (12 ML+1.66%) due 07/01/2039	913,924	957,115
3.94% (1 Yr USTYCR+2.19%) due 10/01/2035	1,331,980	1,401,751
4.17% (1 Yr USTYCR+2.26%) due 11/01/2036	520,302	548,374
4.20% (12 ML+1.91%) due 08/01/2035	809,894	856,357
Federal National Mtg. Assoc. REMIC
Series 2017-94, Class DA 3.00% due 06/25/2045(2)	5,890,308	5,797,924
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	4,936,986	4,749,868
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	4,332,080	4,202,782
Fannie Mae Connecticut Avenue Securities FRS
Series 2014-C01, Class M1 3.66% (1 ML+1.60%) due 01/25/2024(2)	234,180	235,695
Series 2013-C01, Class M1 4.06% (1 ML+2.00%) due 10/25/2023(2)	5,069	5,082

		283,856,562

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. — 3.1%
3.00% due 02/20/2045	$1,991,808	$1,964,164
3.00% due 05/20/2045	1,551,486	1,523,556
3.00% due 07/20/2045	388,483	381,410
3.00% due 11/20/2045	3,314,510	3,252,787
3.00% due 12/20/2045	2,643,919	2,594,412
3.00% due 09/20/2047	4,734,676	4,634,952
3.50% due 03/20/2045	1,347,854	1,356,332
3.50% due 07/20/2045	661,703	665,865
3.50% due 03/20/2047	4,289,555	4,309,205
4.00% due 03/20/2044	835,627	862,302
4.00% due 07/20/2045	2,373,138	2,448,908
4.00% due 10/20/2045	862,827	890,407
4.00% due 05/20/2048	4,957,792	5,081,917
4.50% due 05/15/2039	614,126	651,681
4.50% due 04/20/2047	5,517,303	5,763,204
5.00% due 05/15/2034	188,834	201,791
5.00% due 01/15/2040	527,449	565,748
5.50% due 12/15/2039	701,855	764,802
6.00% due 10/15/2039	461,059	499,529
7.00% due 09/15/2028	3,405	3,443
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	1,700,000	1,595,534

		40,011,949

Tennessee Valley Authority — 0.1%
1.75% due 10/15/2018	565,000	564,781

Total U.S. Government Agencies
(cost $473,755,352)		462,923,863

U.S. GOVERNMENT TREASURIES — 10.5%
United States Treasury Bonds — 3.0%
2.50% due 02/15/2045	1,189,000	1,078,553
2.50% due 05/15/2046#	1,426,000	1,289,137
2.75% due 08/15/2047	1,300,000	1,234,492
3.00% due 05/15/2045	595,000	594,280
3.00% due 11/15/2045	3,499,000	3,494,490
3.00% due 05/15/2047#	13,750,000	13,725,293
3.00% due 02/15/2048	6,785,000	6,772,278
3.13% due 11/15/2041	815,000	833,178
3.13% due 02/15/2042	1,908,000	1,950,781
3.13% due 08/15/2044	310,000	316,600
3.13% due 05/15/2048	1,175,000	1,202,310
3.63% due 08/15/2043	476,000	527,523
3.75% due 08/15/2041	37,000	41,665
3.88% due 08/15/2040	140,000	160,295
4.25% due 11/15/2040	713,000	859,806
4.38% due 05/15/2040	2,990,000	3,660,180
4.38% due 05/15/2041	452,000	555,377
4.63% due 02/15/2040	68,000	85,863
5.25% due 11/15/2028	375,000	453,721

		38,835,822

United States Treasury Notes — 7.5%
0.13% due 04/15/2019 TIPS(8)	297,872	295,529
0.13% due 04/15/2020 TIPS(8)	290,517	286,788
1.00% due 06/30/2019	37,200,000	36,778,594
1.38% due 12/31/2018	476,000	474,772
1.38% due 02/28/2019	3,865,000	3,848,091
1.63% due 12/31/2019	584,000	576,905
1.63% due 08/31/2022	5,000,000	4,791,992
1.88% due 01/31/2022	2,587,000	2,516,262
2.00% due 11/15/2021	238,000	232,877
2.00% due 07/31/2022	492,000	478,758
2.00% due 11/15/2026	7,000,000	6,574,258

30

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.13% due 12/31/2021	$473,000	$464,205
2.25% due 12/31/2024	4,800,000	4,650,375
2.25% due 08/15/2027#	4,202,000	4,003,062
2.25% due 11/15/2027	11,770,000	11,198,052
2.63% due 06/30/2023	2,100,000	2,089,172
2.75% due 05/31/2023	1,105,000	1,105,734
2.75% due 06/30/2025	773,000	770,373
2.75% due 02/15/2028	1,250,000	1,238,818
2.88% due 04/30/2025	5,800,000	5,826,734
2.88% due 07/31/2025	4,129,000	4,147,387
2.88% due 05/15/2028	587,000	587,688
2.88% due 08/15/2028	3,050,000	3,055,838
3.38% due 11/15/2019	262,000	264,548

		96,256,812

Total U.S. Government Treasuries
(cost $136,655,578)		135,092,634

COMMON STOCKS — 0.0%
Television — 0.0%
ION Media Networks, Inc.†(4)(5)(9) (cost $1)	79	63,410

PREFERRED SECURITIES — 0.1%
Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%	22,875	543,053

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†	6,900	43,746

Telecom Services — 0.1%
Qwest Corp. 6.13%	27,125	612,211

Total Preferred Securities
(cost $1,356,414)		1,199,010

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.5%
Banks - Commercial — 0.2%
Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027#(10)	1,000,000	882,070
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(10)	958,000	1,014,282

		1,896,352

Banks - Money Center — 0.1%
BBVA Bancomer SA 5.13% due 01/18/2033*	1,407,000	1,285,660

Banks - Super Regional — 0.1%
Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(10)	975,000	972,562
Wells Fargo Capital X 5.95% due 12/01/2086	381,000	407,670

		1,380,232

Diversified Banking Institutions — 1.0%
BAC Capital Trust XIII VRS Series F 4.00% due 09/24/2018(3)(10)	794,000	678,870
Bank of Nova Scotia 4.65% due 10/12/2022(10)	2,783,000	2,584,711
HSBC Holdings PLC 6.00% due 05/22/2027(10)	1,763,000	1,707,994

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
HSBC Holdings PLC 6.25% due 03/23/2023(10)	$3,051,000	$3,062,594
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022#(10)	2,241,000	2,124,785
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(10)	1,621,000	1,685,840
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(10)	425,000	450,500
Societe Generale SA 7.88% due 12/18/2023*#(10)	993,000	1,042,650

		13,337,944

Electric - Integrated — 0.1%
Dominion Resources, Inc. 5.75% due 10/01/2054	695,000	724,538

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(5)	148,000	15

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	753,000	758,563

Food - Dairy Products — 0.0%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	299,000	328,153

Insurance - Life/Health — 0.3%
Hanwha Life Insurance Co., Ltd. 4.70% due 04/23/2048*	2,462,000	2,323,552
Prudential Financial, Inc. 4.50% due 09/15/2047#	574,000	533,102
Prudential Financial, Inc. 5.63% due 06/15/2043	849,000	887,825

		3,744,479

Insurance - Multi-line — 0.2%
Assurant, Inc. 7.00% due 03/27/2048	1,791,000	1,826,820
MetLife, Inc. 6.40% due 12/15/2066	970,000	1,035,475

		2,862,295

Pipelines — 0.3%
Energy Transfer Partners LP 6.25% due 02/15/2023(10)	1,086,000	1,050,705
EnLink Midstream Partners LP 6.00% due 12/15/2022(10)	926,000	851,142
Enterprise Products Operating LLC 5.25% due 08/16/2077	682,000	644,490
TransCanada Trust 5.30% due 03/15/2077	707,000	677,836
TransCanada Trust 5.63% due 05/20/2075	452,000	449,740

		3,673,913

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. 5.75% due 12/15/2053	1,675,000	1,677,094

Total Preferred Securities/Capital Securities
(cost $32,026,633)		31,669,238

Total Long-Term Investment Securities
(cost $1,271,685,747)		1,247,637,168

31

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 3.9%
Registered Investment Companies — 3.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87%(11)	34,781,416	$34,781,416
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(11)(12)	15,226,497	15,226,497

		50,007,913

Total Short-Term Investment Securities
(cost $50,007,913)		50,007,913

TOTAL INVESTMENTS
(cost $1,321,693,660)(13)	101.2%	1,297,645,081
Liabilities in excess of other assets	(1.2)	(15,059,326)

NET ASSETS	100.0%	$1,282,585,755

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $198,485,375 representing 15.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Securities classified as Level 3 (see Note 2).
(5)	Illiquid security. At August 31, 2018, the aggregate value of these securities was $63,555 representing 0.0% of net assets.
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2018.
(8)	Principal amount of security is adjusted for inflation.
(9)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	03/05/2014	79	$1	$63,410	$802.66	0.00%

(10)	Perpetual maturity — maturity date reflects the next call date.
(11)	The rate shown is the 7-day yield as of August 31, 2018.
(12)

At August 31, 2018, the Fund had loaned securities with a total value of $45,353,452. This was secured by collateral of $15,226,497, which was received in cash and subsequently invested in short-term investments currently valued at $15,226,497 as reported in the Portfolio of Investments. Additional collateral of $32,103,415 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	zero coupon to 16.29%	02/15/2023 to 06/15/2048	$8,530,009
Federal National Mtg. Assoc.	1.25% to 31.86%	07/01/2021 to 08/25/2057	10,876,001
Government National Mtg. Assoc.	3.47% to 18.11%	03/20/2043 to 07/20/2048	148,533
United States Treasury Notes/Bonds	0.13% to 8.13%	01/15/2019 to 05/15/2048	12,548,872

(13)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Securities

ULC—Unlimited Liability Corp.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2018 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

32

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$29,098,522	$—	$29,098,522
U.S. Corporate Bonds & Notes:
Airlines	—	515,802	37,587	553,389
Finance - Investment Banker/Broker	—	1,350,556	41	1,350,597
Gambling (Non-Hotel)	—	380,950	89	381,039
Other Industries	—	409,968,411	—	409,968,411
Foreign Corporate Bonds & Notes	—	123,248,087	—	123,248,087
Foreign Government Obligations	—	52,088,968	—	52,088,968
U.S. Government Agencies	—	462,923,863	—	462,923,863
U.S. Government Treasuries	—	135,092,634	—	135,092,634
Common Stocks	—	—	63,410	63,410
Preferred Securities	1,199,010	—	—	1,199,010
Preferred Securities/Capital Securities:
Finance - Investment Banker/Broker	—	—	15	15
Other Industries	—	31,669,223	—	31,669,223
Short-Term Investment Securities	50,007,913	—	—	50,007,913

Total Investments at Value	$51,206,923	$1,246,337,016	$101,142	$1,297,645,081

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

33

VALIC Company II Government Money Market II Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited)

Industry Allocation*

U.S. Government Agencies	51.4%
U.S. Government Treasuries	48.8

100.2%

Credit Quality@#
A-1+	100.0%

*	Calculated as a percentage of net assets
@	Source: Standards & Poor’s
#	Calculated as a percentage of total debt issues

Weighted Average days to Maturity—32.8 days

34

VALIC Company II Government Money Market II Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 100.2%
U.S. Government Agencies — 51.4%
Federal Farm Credit Bank 0.85% due 10/25/2018	$2,100,000	$2,096,360
Federal Farm Credit Bank FRS 1.92% (1 ML-0.15%) due 10/11/2018	8,000,000	7,999,977
Federal Home Loan Bank 1.25% due 01/16/2019	1,200,000	1,197,168
1.91% due 09/21/2018	3,000,000	2,996,827
1.93% due 09/20/2018	4,000,000	3,995,926
1.93% due 09/26/2018	1,800,000	1,797,587
1.94% due 09/21/2018	3,800,000	3,795,915
1.96% due 10/05/2018	1,215,000	1,212,751
Federal Home Loan Bank FRS 1.93% (1 ML-0.14%) due 10/12/2018	4,000,000	3,999,984
1.93% (1 ML-0.14%) due 01/28/2019	2,000,000	2,000,000
1.95% (1 ML-0.13%) due 11/16/2018	2,000,000	1,999,974
1.95% (1 ML-0.12%) due 11/21/2018	2,000,000	2,000,000
2.15% (3 ML-0.16%) due 05/24/2019	2,000,000	2,000,654
Federal Home Loan Mtg. Corp. 0.88% due 10/12/2018	1,334,000	1,332,689
Federal National Mtg. Assoc. 1.13% due 12/14/2018	1,200,000	1,197,701
1.78% due 09/04/2018	30,800,000	30,795,431

Total U.S. Government Agencies
(amortized cost $70,418,944)		70,418,944

U.S. Government Treasuries — 48.8%
United States Treasury Bills 1.87% due 09/20/2018	3,000,000	2,997,040
1.89% due 09/06/2018	13,500,000	13,496,470
1.90% due 09/13/2018	5,400,000	5,396,598
1.91% due 10/04/2018	5,000,000	4,991,292
1.92% due 09/06/2018	5,100,000	5,098,651
1.94% due 10/11/2018	9,600,000	9,579,360
1.98% due 10/25/2018	4,000,000	3,988,180
1.98% due 11/01/2018	3,000,000	2,989,960
2.01% due 11/08/2018	3,000,000	2,988,664
2.01% due 11/23/2018	2,000,000	1,990,778
2.05% due 11/23/2018	2,000,000	1,990,612
2.07% due 11/23/2018	3,000,000	2,985,720
2.10% due 12/27/2018	2,000,000	1,986,441

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries (continued)
United States Treasury Notes 1.13% due 01/31/2019	$1,800,000	$1,794,140
1.25% due 01/31/2019	2,000,000	1,994,759
1.38% due 12/31/2018	1,600,000	1,597,617
1.50% due 01/31/2019	1,000,000	998,206

Total U.S. Government Treasuries
(amortized cost $66,864,488)		66,864,488

TOTAL INVESTMENTS
(amortized cost $137,283,432)(1)	100.2%	137,283,432
Liabilities in excess of other assets	(0.2)	(296,562)

NET ASSETS	100.0%	$136,986,870

(1)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

3 ML—3 Month USD LIBOR

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities	$—	137,283,432	$—	$137,283,432

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

35

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited)

Industry Allocation*

Registered Investment Companies	5.9%
Oil Companies — Exploration & Production	5.6
Cable/Satellite TV	5.6
Medical — Drugs	4.5
Finance — Consumer Loans	4.3
Repurchase Agreements	3.5
Containers — Paper/Plastic	3.2
Television	3.2
Rental Auto/Equipment	3.1
Cellular Telecom	3.0
Gambling (Non-Hotel)	2.8
Building — Residential/Commercial	2.5
Diversified Banking Institutions	2.5
Coal	2.4
Banks — Commercial	2.4
Casino Hotels	2.2
Medical — Hospitals	2.2
Pipelines	2.1
Food — Misc./Diversified	2.1
Telephone — Integrated	2.1
Security Services	1.6
Data Processing/Management	1.6
Medical Labs & Testing Services	1.3
Retail — Restaurants	1.2
Steel — Producers	1.2
Electronic Components — Semiconductors	1.1
Metal — Aluminum	1.0
Hazardous Waste Disposal	1.0
Enterprise Software/Service	0.9
Insurance Brokers	0.9
Disposable Medical Products	0.9
Metal — Copper	0.8
Real Estate Investment Trusts	0.8
Finance — Other Services	0.8
Electric — Integrated	0.8
Containers — Metal/Glass	0.7
Aerospace/Defense	0.7
Metal Processors & Fabrication	0.7
Casino Services	0.7
Racetracks	0.7
Internet Connectivity Services	0.7
Semiconductor Equipment	0.6
Insurance — Property/Casualty	0.6
Machinery — Material Handling	0.6
Insurance — Multi-line	0.6
Machinery — Construction & Mining	0.6
Soap & Cleaning Preparation	0.5
Commercial Services — Finance	0.5
Transport — Equipment & Leasing	0.5
Banks — Mortgage	0.5
Retail — Leisure Products	0.5
Chemicals — Specialty	0.5
E-Commerce/Services	0.5
Commercial Services	0.5
Textile — Products	0.5
Building Products — Cement	0.5
Building — Heavy Construction	0.5
Broadcast Services/Program	0.5
Metal Products — Fasteners	0.5
Batteries/Battery Systems	0.5
Retail — Propane Distribution	0.5
Internet Content — Entertainment	0.5
Cosmetics & Toiletries	0.5
Building & Construction Products — Misc.	0.4
Office Automation & Equipment	0.4
Oil — Field Services	0.4
Retail — Office Supplies	0.4
Applications Software	0.4
Music	0.4

Computers — Memory Devices	0.4
Financial Guarantee Insurance	0.3
Retail — Pet Food & Supplies	0.3
Medical Information Systems	0.3
Retail — Building Products	0.3
Medical — Generic Drugs	0.3
Theaters	0.3
Finance — Credit Card	0.3
Rubber — Tires	0.3
Gold Mining	0.3
Agricultural Chemicals	0.2
Computer Software	0.2
Machinery — General Industrial	0.2
Non-Hazardous Waste Disposal	0.2
E-Commerce/Products	0.2
Oil Refining & Marketing	0.2
Auto — Cars/Light Trucks	0.1
Medical — Biomedical/Gene	0.1
Funeral Services & Related Items	0.1
Wireless Equipment	0.1
Medical — HMO	0.1
Food — Flour & Grain	0.1
Oil & Gas Drilling	0.1
Building Products — Doors & Windows	0.1
Diamonds/Precious Stones	0.1

104.4%

Credit Quality†#

Baa	0.5%
Ba	25.2
B	52.6
Caa	16.9
Not Rated@	4.8

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

36

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018

Security Description	Principal Amount(14)	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 1.5%
Cable/Satellite TV — 0.3%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	$1,520,000	$1,429,717

Casino Hotels — 0.2%
Caesars Entertainment Corp. Senior Notes 5.00% due 10/01/2024	720,000	1,174,032

Commercial Services - Finance — 0.2%
Cardtronics, Inc. Company Guar. Notes 1.00% due 12/01/2020(1)	1,360,000	1,331,950

Computers - Memory Devices — 0.4%
Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024#*	2,015,000	1,934,471

Electronic Components - Semiconductors — 0.4%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027	1,068,000	1,212,500
Microchip Technology, Inc. Junior Sub. Notes 2.25% due 02/15/2037(1)	1,113,000	1,268,820

		2,481,320

Oil Companies - Exploration & Production — 0.0%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019†#(2)(3)	1,465,000	1,904

Total Convertible Bonds & Notes
(cost $10,600,133)		8,353,394

U.S. CORPORATE BONDS & NOTES — 66.5%
Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	1,403,000	1,322,328

Auto - Cars/Light Trucks — 0.1%
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025#*	1,000,000	865,000

Banks - Mortgage — 0.5%
Freedom Mtg. Corp. Senior Notes 8.13% due 11/15/2024*	3,045,000	2,949,844

Broadcast Services/Program — 0.5%
Liberty Interactive LLC Senior Notes 8.25% due 02/01/2030	2,620,000	2,790,300

Building & Construction Products - Misc. — 0.4%
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	2,465,000	2,468,081

Building Products - Cement — 0.5%
CEMEX Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	2,755,000	2,820,459

Building Products - Doors & Windows — 0.1%
Jeld-Wen, Inc. Company Guar. Notes 4.63% due 12/15/2025*	170,000	158,525

Security Description	Principal Amount(14)	Value (Note 2)

Building Products - Doors & Windows (continued)
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*	$270,000	$251,775

		410,300

Building - Heavy Construction — 0.5%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	2,727,000	2,801,992

Building - Residential/Commercial — 2.5%
AV Homes, Inc. Company Guar. Notes 6.63% due 05/15/2022	3,215,000	3,287,337
Beazer Homes USA, Inc. Company Guar. Notes 5.88% due 10/15/2027	1,560,000	1,329,900
Beazer Homes USA, Inc. Company Guar. Notes 6.75% due 03/15/2025	1,145,000	1,070,575
KB Home Company Guar. Notes 7.00% due 12/15/2021	2,905,000	3,057,513
KB Home Company Guar. Notes 8.00% due 03/15/2020	1,461,000	1,545,008
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	690,000	646,875
M/I Homes, Inc. Company Guar. Notes 6.75% due 01/15/2021	3,295,000	3,368,742

		14,305,950

Cable/Satellite TV — 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 02/15/2023	150,000	150,188
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	3,695,000	3,695,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 09/01/2023	715,000	727,512
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 01/15/2024	360,000	366,239
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	3,740,000	3,740,000
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,490,000	1,519,800
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,730,000	1,727,820
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	1,843,000
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	886,000	1,031,082
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023#	1,695,000	1,508,550

37

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	$5,951,000	$6,040,265

		22,349,456

Casino Hotels — 2.0%
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	960,000	967,200
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	2,695,000	2,759,006
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Sec. Notes 6.75% due 11/15/2021*	3,015,000	3,120,525
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	2,125,000	2,053,281
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	3,020,000	2,819,925

		11,719,937

Casino Services — 0.7%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025#	2,695,000	2,738,794
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 6.13% due 08/15/2021*	1,300,000	1,300,000

		4,038,794

Cellular Telecom — 3.0%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	4,544,000	4,714,400
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	4,340,000	4,550,229
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	2,415,000	2,562,919
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	5,051,000	5,436,139

		17,263,687

Chemicals - Specialty — 0.5%
Chemours Co. Company Guar. Notes 6.63% due 05/15/2023	2,260,000	2,367,350
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	455,000	485,712

		2,853,062

Coal — 2.4%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. Sec. Notes 12.00% due 11/01/2021(1)	2,605,000	2,631,050
Foresight Energy LLC/Foresight Energy Finance Corp. Sec. Notes 11.50% due 04/01/2023*(1)	4,270,000	3,789,625

Security Description	Principal Amount(14)	Value (Note 2)

Coal (continued)
Peabody Energy Corp. Senior Sec. Notes 6.38% due 03/31/2025#*	$4,660,000	$4,724,075
Warrior Met Coal, Inc. Senior Sec. Notes 8.00% due 11/01/2024*	2,835,000	2,920,050

		14,064,800

Commercial Services - Finance — 0.1%
ACE Cash Express, Inc. Senior Sec. Notes 12.00% due 12/15/2022*	689,000	736,865

Containers - Paper/Plastic — 3.2%
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022	2,760,000	2,839,350
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026#*	2,005,000	1,924,800
Flex Acquisition Co, Inc. Senior Notes 6.88% due 01/15/2025*	3,720,000	3,580,500
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,340,000	1,341,675
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*	2,835,000	2,643,637
Plastipak Holdings, Inc. Senior Notes 6.25% due 10/15/2025*	810,000	746,213
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	3,080,000	3,068,450
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	2,320,000	2,357,120

		18,501,745

Cosmetics & Toiletries — 0.5%
Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024	4,530,000	2,627,400

Data Processing/Management — 1.6%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	3,305,000	3,363,333
First Data Corp. Sec. Notes 5.75% due 01/15/2024*	2,415,000	2,463,300
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	3,245,000	3,376,423

		9,203,056

Disposable Medical Products — 0.9%
Sotera Health Holdings LLC Senior Notes 6.50% due 05/15/2023*	5,015,000	5,162,441

Electric - Integrated — 0.8%
AES Corp. Senior Notes 5.13% due 09/01/2027	4,355,000	4,398,550

38

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020†(1)	$5,553,748	$55,537

		4,454,087

Electronic Components - Semiconductors — 0.5%
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	2,800,000	2,897,720

Enterprise Software/Service — 0.9%
Infor Software Parent LLC/Infor Software Parent, Inc. Senior Notes 7.13% due 05/01/2021*(4)	595,000	600,396
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	165,000	167,475
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	4,478,000	4,536,080

		5,303,951

Finance - Consumer Loans — 3.8%
Navient Corp. Senior Notes 5.88% due 10/25/2024#	4,481,000	4,335,367
Navient Corp. Senior Notes 6.50% due 06/15/2022	2,629,000	2,718,517
SLM Corp. Senior Notes 5.50% due 01/25/2023	1,707,000	1,687,779
SLM Corp. Senior Notes 5.63% due 08/01/2033	350,000	294,000
SLM Corp. Senior Notes 6.13% due 03/25/2024	3,270,000	3,245,475
Springleaf Finance Corp. Company Guar. Notes 5.25% due 12/15/2019	970,000	983,338
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	165,000	169,538
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,120,000	1,120,336
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	2,710,000	2,696,640
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021	2,585,000	2,791,800
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	1,845,000	1,994,906

		22,037,696

Finance - Other Services — 0.8%
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	4,240,000	4,123,400

Security Description	Principal Amount(14)	Value (Note 2)

Finance - Other Services (continued)
Vantiv LLC/Vanity Issuer Corp. Company Guar. Notes 4.38% due 11/15/2025*	$550,000	$523,875

		4,647,275

Financial Guarantee Insurance — 0.3%
MGIC Investment Corp. Senior Notes 5.75% due 08/15/2023	680,000	711,212
Radian Group, Inc. Senior Notes 4.50% due 10/01/2024	1,270,000	1,250,950

		1,962,162

Food - Misc./Diversified — 2.1%
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	4,040,000	3,878,400
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	2,873,627
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,422,000
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	2,405,000	2,401,994
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024#*	1,230,000	1,245,375

		11,821,396

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.63% due 12/15/2027	735,000	705,600

Gambling (Non-Hotel) — 2.2%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	2,075,000	1,984,219
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	3,020,000	3,186,100
Pinnacle Entertainment, Inc. Senior Notes 5.63% due 05/01/2024	3,165,000	3,323,250
Scientific Games International, Inc. Senior Sec. Notes 5.00% due 10/15/2025*	350,000	332,500
Scientific Games International, Inc. Company Guar. Notes 6.63% due 05/15/2021	2,265,000	2,242,350
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	1,740,000	1,840,224

		12,908,643

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Company Guar. Notes 5.13% due 06/01/2021	1,320,000	1,323,300

Insurance Brokers — 0.6%
USIS Merger Sub, Inc. Senior Notes 6.88% due 05/01/2025*	3,495,000	3,477,525

39

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance - Multi-line — 0.5%
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024	$260,000	$231,400
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,215,000	1,090,462
Genworth Holdings, Inc. Company Guar. Notes 7.20% due 02/15/2021	990,000	1,022,175
Genworth Holdings, Inc. Company Guar. Notes 7.63% due 09/24/2021	539,000	557,865
Genworth Holdings, Inc. Company Guar. Notes 7.70% due 06/15/2020	86,000	89,440

		2,991,342

Internet Connectivity Services — 0.7%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023	3,765,000	3,880,473

Internet Content - Entertainment — 0.5%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025	2,570,000	2,653,525

Machinery - Construction & Mining — 0.6%
BlueLine Rental Finance Corp./BlueLine Rental LLC Sec. Notes 9.25% due 03/15/2024*	3,165,000	3,323,250

Machinery - Material Handling — 0.6%
Cloud Crane LLC Sec. Notes 10.13% due 08/01/2024*	3,300,000	3,588,750

Medical Information Systems — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Notes 5.75% due 03/01/2025*	1,890,000	1,847,475

Medical Labs & Testing Services — 1.0%
Catalent Pharma Solutions, Inc. Company Guar. Notes 4.88% due 01/15/2026*	520,000	495,950
Charles River Laboratories International, Inc. Company Guar. Notes 5.50% due 04/01/2026*	600,000	609,000
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	4,570,000	4,478,600

		5,583,550

Medical - Biomedical/Gene — 0.1%
Sterigenics-Nordion Topco LLC Senior Notes 8.13% due 11/01/2021*(4)	745,000	752,450

Medical - Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 8.50% due 01/31/2027*	20,000	20,550

Medical - Generic Drugs — 0.3%
Teva Pharmaceutical Finance IV LLC Company Guar. Notes 2.25% due 03/18/2020	1,725,000	1,684,358

Security Description	Principal Amount(14)	Value (Note 2)

Medical - HMO — 0.1%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	$540,000	$558,900

Medical - Hospitals — 2.2%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,075,000	2,126,875
Envision Healthcare Corp. Company Guar. Notes 5.13% due 07/01/2022*	690,000	700,350
HCA Healthcare, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,225,000
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,140,000	2,164,460
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	420,000	422,100
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,820,000	1,783,600

		12,422,385

Metal Processors & Fabrication — 0.7%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	1,145,000	1,115,001
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	2,920,000	2,956,500

		4,071,501

Metal Products - Fasteners — 0.5%
TriMas Corp. Company Guar. Notes 4.88% due 10/15/2025*	2,825,000	2,719,062

Metal - Aluminum — 0.3%
Kaiser Aluminum Corp. Company Guar. Notes 5.88% due 05/15/2024	1,940,000	1,988,500

Music — 0.4%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	555,000	550,838
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	1,578,000	1,550,385

		2,101,223

Non-Hazardous Waste Disposal — 0.2%
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	1,095,000	1,056,675

Office Automation & Equipment — 0.4%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	1,410,000	1,438,200
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024#	570,000	511,119

40

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment (continued)
Pitney Bowes, Inc. Senior Notes 4.70% due 04/01/2023	$540,000	$481,950

		2,431,269

Oil Companies - Exploration & Production — 4.6%
California Resources Corp. Sec. Notes 8.00% due 12/15/2022#*	2,090,000	1,873,162
Continental Resources, Inc. Company Guar. Notes 3.80% due 06/01/2024	665,000	654,906
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	415,000	424,591
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	425,000	430,266
Energen Corp. Senior Notes 4.63% due 09/01/2021	2,170,000	2,191,700
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026*	1,575,000	1,551,375
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	3,216,000	3,207,960
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	2,516,000	2,453,100
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	207,092
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	900,000	860,625
QEP Resources, Inc. Senior Notes 6.80% due 03/01/2020	245,000	256,025
SM Energy Co. Senior Notes 5.00% due 01/15/2024#	3,150,000	3,055,500
SM Energy Co. Senior Notes 6.13% due 11/15/2022#	365,000	375,494
SM Energy Co. Senior Notes 6.63% due 01/15/2027#	1,275,000	1,314,895
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023#*	3,410,000	3,294,912
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	1,420,000	1,430,650
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	740,000	746,475
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	841,000	868,333
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	970,000	1,100,950

		26,298,011

Security Description	Principal Amount(14)	Value (Note 2)

Oil Refining & Marketing — 0.2%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026*	$600,000	$574,500
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028*	375,000	359,063

		933,563

Pipelines — 2.1%
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	4,060,000	4,141,119
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	985,000	1,002,238
Energy Transfer Equity LP Senior Sec. Notes 5.50% due 06/01/2027	3,605,000	3,780,744
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	1,350,000	1,452,937
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.75% due 03/15/2024	1,650,000	1,732,500

		12,109,538

Racetracks — 0.7%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	4,135,000	3,983,121

Real Estate Investment Trusts — 0.8%
FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	4,525,000	4,672,062

Rental Auto/Equipment — 3.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	4,290,000	4,021,875
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023#	2,060,000	2,049,700
Herc Rentals, Inc. Sec. Notes 7.50% due 06/01/2022*	1,372,000	1,435,455
Herc Rentals, Inc. Sec. Notes 7.75% due 06/01/2024#*	2,114,000	2,279,844
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	970,000	948,175
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	6,370,000	6,071,406
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	1,025,000	1,055,750

		17,862,205

Retail - Building Products — 0.3%
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*	1,995,000	1,840,388

41

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(14)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Leisure Products — 0.5%
Party City Holdings, Inc. Company Guar. Notes 6.13% due 08/15/2023#*	$2,830,000	$2,872,450

Retail - Office Supplies — 0.4%
Staples, Inc. Company Guar. Notes 8.50% due 09/15/2025#*	2,280,000	2,154,372

Retail - Pet Food & Supplies — 0.3%
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	2,365,000	1,918,606

Retail - Propane Distribution — 0.5%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021(1)	513,000	469,395
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022(1)	1,271,000	1,131,190
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023(1)	1,242,000	1,068,120

		2,668,705

Rubber - Tires — 0.3%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026#	1,640,000	1,539,550

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(3)(5)(6)	50,000	0

Security Services — 1.1%
APX Group, Inc. Company Guar. Notes 7.63% due 09/01/2023#	2,155,000	1,942,194
APX Group, Inc. Senior Sec. Notes 7.88% due 12/01/2022#	4,390,000	4,483,287

		6,425,481

Semiconductor Equipment — 0.1%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	890,000	857,738

Steel - Producers — 1.2%
AK Steel Corp. Company Guar. Notes 7.00% due 03/15/2027#	2,400,000	2,274,000
AK Steel Corp. Company Guar. Notes 7.63% due 10/01/2021	1,130,000	1,152,600
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026*	1,070,000	1,032,550
Steel Dynamics, Inc. Company Guar. Notes 4.13% due 09/15/2025	390,000	371,475
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	915,000	927,810

Security Description	Principal Amount(14)	Value (Note 2)

Steel - Producers (continued)
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024	$1,130,000	$1,158,250

		6,916,685

Telephone - Integrated — 1.6%
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025#	4,100,000	4,007,750
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024#	890,000	952,300
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	2,920,000	2,747,136
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	1,240,000	1,230,700

		8,937,886

Television — 2.6%
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	2,490,000	2,440,200
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,060,000	1,060,000
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027#*	1,015,000	938,875
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,585,000	1,565,187
Sinclair Television Group, Inc. Company Guar. Notes 6.13% due 10/01/2022	600,000	615,120
TEGNA, Inc. Company Guar. Notes 4.88% due 09/15/2021*	2,990,000	2,997,475
TEGNA, Inc. Company Guar. Notes 5.13% due 10/15/2019	2,380,000	2,380,000
Tribune Media Co. Company Guar. Notes 5.88% due 07/15/2022	3,153,000	3,200,295

		15,197,152

Transport - Equipment & Leasing — 0.3%
DAE Funding LLC Company Guar. Notes 4.50% due 08/01/2022*	675,000	664,875
DAE Funding LLC Company Guar. Notes 5.00% due 08/01/2024*	1,345,000	1,321,463

		1,986,338

Total U.S. Corporate Bonds & Notes
(cost $384,973,914)		383,643,941

FOREIGN CORPORATE BONDS & NOTES — 17.1%
Aerospace/Defense — 0.7%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,075,000	4,105,563

42

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Batteries/Battery Systems — 0.5%
Energizer Gamma Acquisition BV Senior Sec. Notes 4.63% due 07/15/2026*	EUR	2,255,000	$2,699,366

Cable/Satellite TV — 1.4%
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*		600,000	603,744
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		2,210,000	2,110,550
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*		2,855,000	2,897,825
Altice Luxembourg SA Company Guar. Notes 7.75% due 05/15/2022#*		910,000	877,012
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023		1,415,000	1,464,525

			7,953,656

Computer Software — 0.2%
Camelot Finance SA Senior Notes 7.88% due 10/15/2024#*		1,309,000	1,304,091

Containers - Metal/Glass — 0.7%
ARD Finance SA Senior Sec. Notes 7.13% due 09/15/2023(4)		2,305,000	2,336,694
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 7.25% due 05/15/2024*		845,000	888,306
OI European Group BV Company Guar. Notes 4.00% due 03/15/2023*		1,090,000	1,034,138

			4,259,138

Diamonds/Precious Stones — 0.1%
Northwest Acquisitions ULC/Dominion Finco, Inc. Sec. Notes 7.13% due 11/01/2022*		355,000	362,544

Finance - Consumer Loans — 0.5%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*		2,885,000	3,014,825

Gold Mining — 0.3%
New Gold, Inc. Company Guar. Notes 6.25% due 11/15/2022*		160,000	142,000
New Gold, Inc. Company Guar. Notes 6.38% due 05/15/2025#*		1,620,000	1,377,000

			1,519,000

Hazardous Waste Disposal — 0.8%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*		4,285,000	4,440,331

Medical - Drugs — 4.5%
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*		3,995,000	3,435,700

Security Description	Principal Amount(14)	Value (Note 2)

Medical - Drugs (continued)
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	$2,535,000	$2,097,712
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	1,490,000	1,235,967
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 6.75% due 03/01/2028#	1,350,000	1,408,592
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	2,990,000	2,818,464
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	12,885,000	12,318,060
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	2,035,000	1,892,550
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	455,000	480,025
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	445,000	470,588

		26,157,658

Metal - Aluminum — 0.7%
Alcoa Nederland Holding BV Company Guar. Notes 6.13% due 05/15/2028*	1,400,000	1,445,500
Constellium NV Company Guar. Notes 5.88% due 02/15/2026*	2,870,000	2,812,600

		4,258,100

Metal - Copper — 0.8%
First Quantum Minerals, Ltd. Company Guar. Notes 7.00% due 02/15/2021#*	3,585,000	3,546,909
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	390,000	381,225
First Quantum Minerals, Ltd. Company Guar. Notes 7.50% due 04/01/2025*	850,000	818,125

		4,746,259

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 9.35% due 12/15/2041(1)	444,000	440,670

Oil Companies - Exploration & Production — 1.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	1,680,000	1,524,600
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	1,490,000	1,482,550
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	1,190,000	1,079,925
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022*	1,745,000	1,727,550

		5,814,625

43

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(14)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil - Field Services — 0.4%
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/2042(1)		$640,000	$449,600
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/2036		1,700,000	1,262,250
Weatherford International, Ltd. Company Guar. Notes 7.00% due 03/15/2038(1)		640,000	486,400

			2,198,250

Retail - Restaurants — 1.2%
1011778 B.C. ULC / New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*		7,185,000	6,933,525

Security Services — 0.5%
Garda World Security Corp. Senior Notes 8.75% due 05/15/2025*		2,855,000	2,812,175

Semiconductor Equipment — 0.5%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		1,435,000	1,431,413
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*		1,430,000	1,480,050

			2,911,463

Soap & Cleaning Preparation — 0.4%
Diamond BC BV Senior Notes 5.63% due 08/15/2025*	EUR	2,385,000	2,590,381

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015†*(1)(3)(5)(6)		925,000	0

Telephone - Integrated — 0.5%
Telecom Italia SpA Senior Notes 5.30% due 05/30/2024*		2,890,000	2,882,775

Television — 0.5%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022		2,720,000	2,767,600

Textile - Products — 0.5%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC Senior Sec. Notes 7.50% due 05/01/2025*		2,830,000	2,822,925

Transport - Equipment & Leasing — 0.2%
Fly Leasing, Ltd. Senior Notes 5.25% due 10/15/2024		1,140,000	1,088,700

Wireless Equipment — 0.1%
Nokia OYJ Senior Notes 3.38% due 06/12/2022		290,000	283,440

Security Description	Principal Amount(14)	Value (Note 2)

Wireless Equipment (continued)
Nokia OYJ Senior Notes 4.38% due 06/12/2027	$305,000	$293,181

		576,621

Total Foreign Corporate Bonds & Notes
(cost $99,707,588)		98,660,241

LOANS(7)(8)(9) — 4.9%
Applications Software — 0.4%
SS&C European Holdings SARL FRS BTL-B4 4.33% (1 ML + 2.25%) due 04/16/2025(1)	488,444	488,673
SS&C Technologies, Inc. FRS BTL-B3 4.33% (1 ML + 2.25%) due 04/16/2025(1)	1,255,641	1,256,230
SS&C Technologies, Inc. FRS BTL coupon TBD due 04/16/2025(1)	365,000	365,076

		2,109,979

Building - Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2011†(1)(6)	2,037,810	0

Commercial Services — 0.5%
AVSC Holding Corp. FRS BTL-B 5.42%(2 ML + 3.25%) due 03/01/2025(1)	788,032	784,091
AVSC Holding Corp. FRS BTL-B 5.59%(3 ML + 3.25%) due 03/01/2025(1)	2,059,831	2,049,532

		2,833,623

Commercial Services - Finance — 0.2%
Trans Union LLC FRS BTL-B4 4.08% (1 ML + 2.00%) due 06/19/2025(1)	1,330,000	1,333,800

E-Commerce/Products — 0.2%
Lands’ End, Inc. FRS BTL-B 5.32% (1 ML + 3.25%) due 04/04/2021(1)	995,123	955,318

E-Commerce/Services — 0.5%
Shutterfly, Inc. FRS BTL-B2 4.83% (1 ML + 2.75%) due 08/17/2024(1)	2,830,806	2,835,052

Electronic Components - Semiconductors — 0.2%
Microchip Technology, Inc. FRS 1st Lien 4.08% (1 ML + 2.00%) due 05/29/2025(1)	1,290,000	1,287,313

Finance - Credit Card — 0.3%
Blackhawk Network Holdings LLC FRS 1st Lien 5.18% (1 ML + 3.00%) due 06/15/2025(1)	1,575,000	1,578,937

44

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares/ Principal Amount(14)	Value (Note 2)

LOANS(7)(8)(9) (continued)
Food - Flour & Grain — 0.1%
C.H. Guenther & Son, Inc. FRS BTL-B 4.83% (1 ML + 2.75%) due 03/31/2025(1)	$495,000	$494,691

Gambling (Non-Hotel) — 0.6%
Golden Entertainment, Inc. FRS BTL-B 5.08% (1 ML + 3.00%) due 10/20/2024(1)	3,532,250	3,536,665

Insurance Brokers — 0.3%
HUB International, Ltd. FRS BTL-B 5.16%-5.34% (3 ML + 3.00%) due 04/25/2025(1)	1,710,000	1,707,743

Insurance - Multi-line — 0.1%
Genworth Holdings, Inc. FRS 1st Lien 6.57% (1 ML + 4.50) due 03/07/2023(1)	349,125	356,108

Insurance - Property/Casualty — 0.6%
Asurion LLC FRS BTL-B7 5.08% (1 ML + 3.00%) due 11/03/2024(1)	3,700,000	3,707,267

Machinery - General Industrial — 0.2%
Gardner Denver, Inc. FRS BTL-B1 4.83% (1 ML + 2.75%) due 07/30/2024(1)	1,170,598	1,174,512

Medical Labs & Testing Services — 0.3%
Syneos Health, Inc. FRS BTL-B 4.33% (3 ML + 2.00%) due 08/01/2024(1)	2,005,219	2,003,965

Soap & Cleaning Preparation — 0.1%
Diamond BC BV FRS 1st Lien 5.08% (2 ML + 3.00%) due 09/06/2024(1)	860,675	842,386

Theaters — 0.3%
Cineworld, Ltd. FRS BTL-B 4.58% (1 ML + 2.50%) due 02/28/2025(1)	1,645,875	1,638,788

Total Loans
(cost $28,400,111)		28,396,147

COMMON STOCKS — 0.1%
Electric - Generation — 0.0%
Vistra Energy Corp. CVR†(1)(10)	93,359	63,951

Multimedia — 0.0%
Haights Cross Communication, Inc.(1)(6)(10)	10,439	0

Television — 0.1%
ION Media Networks, Inc.†(1)(6)(10)	616	494,436

Total Common Stocks
(cost $82,165)		558,387

Security Description	Shares/ Principal Amount(14)		Value (Note 2)

PREFERRED SECURITIES — 0.2%
Diversified Banking Institutions — 0.2%
GMAC Capital Trust I FRS Series 2 8.10% (3 ML + 5.79%) (cost $800,527)		30,550	$818,740

PREFERRED SECURITIES/CAPITAL SECURITIES — 4.7%
Banks - Commercial — 2.4%
Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027#(11)		$4,400,000	3,881,108
Banco Bilbao Vizcaya Argentaria SA 7.00% due 02/19/2019(11)	EUR	1,000,000	1,171,615
Banco Bilbao Vizcaya Argentaria SA 8.88% due 04/14/2021(11)	EUR	1,800,000	2,308,230
Banco de Sabadell SA 6.50% due 05/18/2022(11)	EUR	4,400,000	5,170,855
Intesa Sanpaolo SpA 7.70% due 09/17/2025#*(11)		1,435,000	1,327,547

			13,859,355

Diversified Banking Institutions — 2.3%
BNP Paribas SA 5.13% due 11/15/2027*(11)		1,855,000	1,630,081
BNP Paribas SA 7.63% due 03/30/2021*(11)		1,040,000	1,105,000
Credit Agricole SA 8.13% due 12/23/2025*(11)		2,520,000	2,772,312
Credit Suisse Group AG 6.25% due 12/18/2024(11)		4,435,000	4,423,913
Royal Bank of Scotland Group PLC FRS Series U 4.65% (3 ML + 2.32%) due 09/30/2027#(11)		1,800,000	1,686,600
UniCredit SpA 8.00% due 06/03/2024(11)		1,949,000	1,785,440

			13,403,346

Total Preferred Securities/Capital Securities
(cost $27,923,152)			27,262,701

Total Long-Term Investment Securities
(cost $552,487,590)			547,693,551

SHORT-TERM INVESTMENT SECURITIES — 5.9%
Registered Investment Companies — 5.9%
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(12)(13) (cost $33,786,258)		33,786,258	33,786,258

REPURCHASE AGREEMENTS — 3.5%

Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the Amount of $20,406,794 and collateralized by $18,220,000 of United States Treasury Bonds bearing interest at 3.75%, due 11/15/2043 and have an approximate value of $20,815,348

(cost $20,406,000)		$20,406,000	20,406,000

TOTAL INVESTMENTS
(cost $606,679,848)(15)		104.4%	601,885,809
Liabilities in excess of other assets		(4.4)	(25,332,733)

NET ASSETS		100.0%	$576,553,076

45

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $267,498,019 representing 46.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Illiquid security. At August 31, 2018, the aggregate value of these securities was $42,076,891 representing 7.3% of net assets.
(2)	Security in default of interest.
(3)	Company has filed for bankruptcy protection.
(4)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)	Security in default of interest and principal at maturity.
(6)	Securities classified as Level 3 (see Note 2).
(7)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(8)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(9)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Haights Cross Communications, Inc.	08/07/2003	2,983	$23,474	$0.00	$0.00	0.00%
	01/27/2004	4,474	35,211	0.00	0.00	0.00
	06/06/2005	2,982	23,474	0.00	0.00	0.00

		10,439	82,159	0.00	0.00	0.00
ION Media Networks, Inc.	12/21/2016	616	6	494,436	802.66	0.09
Vistra Energy Corp. CVR	10/06/2016	93,359	–	63,951	0.69	0.01

				$558,387		0.10%

(11)	Perpetual maturity — maturity date reflects the next call date.
(12)	The rate shown is the 7-day yield as of August 31, 2018.
(13)

At August 31, 2018, the Fund had loaned securities with a total value of $44,315,599. This was secured by collateral of $33,786,258, which was received in cash and subsequently invested in short-term investments currently valued at $33,786,258 as reported in the Portfolio of Investments. Additional collateral of $11,525,287 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
United States Treasury Notes/Bonds	0.13% to 8.13%	01/15/2019 to 05/15/2047	$11,525,287

(14)	Denominated in United States dollars unless otherwise indicated.
(15)	See Note 5 for cost of investments on a tax basis.

BTL—Bank Term Loan

CVR—Contingent Value Rights

TBD—Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC—Unlimited Liability Corp.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at August 31, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR—Euro Currency

Index Legend

1 ML—1 Month USD Libor

2 ML—2 Month USD Libor

3 ML—3 Month USD Libor

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	EUR	11,923,000	USD	13,842,567	09/28/2018	$—	$(20,596)

EUR—Euro Currency

USD—United States Dollars

46

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Convertible Bonds & Notes	$—	$8,353,394	$—	$8,353,394
U.S. Corporate Bonds & Notes:
Rubber/Plastic Products	—	—	0	0
Other Industries	—	383,643,941	—	383,643,941
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	98,660,241	—	98,660,241
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	28,396,147	—	28,396,147
Common Stocks:
Electria-Generation	—	63,951	—	63,951
Other Industries	—	—	494,436	494,436
Preferred Securities	818,740	—	—	818,740
Preferred Securities/Capital Securities	—	27,262,701	—	27,262,701
Short-Term Investment Securities	33,786,258	—	—	33,786,258
Repurchase Agreements	—	20,406,000	—	20,406,000

Total Investments at Value	$34,604,998	$566,786,375	$494,436	$601,885,809

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$20,596	$—	$20,596

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

47

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited)

Industry Allocation*

Registered Investment Companies	2.9%
Auto/Truck Parts & Equipment — Original	2.8
Banks — Commercial	2.5
Beverages — Non-alcoholic	2.3
Building Products — Cement	2.2
Insurance — Property/Casualty	1.9
Oil Companies — Exploration & Production	1.8
Finance — Other Services	1.7
Chemicals — Diversified	1.7
Cosmetics & Toiletries	1.7
Retail — Drug Store	1.7
E-Commerce/Services	1.6
Brewery	1.6
Medical Products	1.6
Enterprise Software/Service	1.6
Commercial Services	1.6
Real Estate Operations & Development	1.5
Consulting Services	1.5
Fisheries	1.5
Retail — Discount	1.4
Medical — Biomedical/Gene	1.4
Hotels/Motels	1.3
Beverages — Wine/Spirits	1.3
Computers — Integrated Systems	1.3
Gambling (Non-Hotel)	1.2
Electronic Components — Semiconductors	1.2
Repurchase Agreements	1.2
Retail — Restaurants	1.2
Machinery — General Industrial	1.2
Applications Software	1.2
Transport — Services	1.1
Engineering/R&D Services	1.1
Transactional Software	1.1
Chemicals — Specialty	1.1
Electronic Components — Misc.	1.1
Transport — Marine	1.0
Finance — Credit Card	1.0
Diversified Operations	1.0
Medical Labs & Testing Services	0.9
Building & Construction Products — Misc.	0.9
Building — Residential/Commercial	0.9
E-Services/Consulting	0.9
Distribution/Wholesale	0.9
Real Estate Investment Trusts	0.9
Food — Retail	0.9
Computer Services	0.9
Oil — Field Services	0.9
Investment Management/Advisor Services	0.8
Human Resources	0.8
E-Commerce/Products	0.8
Forestry	0.8
Veterinary Products	0.8
Medical — Drugs	0.8
Multimedia	0.8
Retail — Misc./Diversified	0.8
Food — Catering	0.7
Lasers — System/Components	0.7
Machine Tools & Related Products	0.7
Instruments — Controls	0.7
Transport — Truck	0.7
Containers — Paper/Plastic	0.7
Insurance — Life/Health	0.6
Agricultural Operations	0.6
Computers — Periphery Equipment	0.6
Commercial Services — Finance	0.6
Textile — Products	0.6
Building & Construction — Misc.	0.6
U.S. Government Agencies	0.6
Power Converter/Supply Equipment	0.6

Machinery — Material Handling	0.6
Building Products — Wood	0.6
Chemicals — Other	0.5
Diversified Financial Services	0.5
Medical Instruments	0.5
Food — Confectionery	0.5
Educational Software	0.5
Retail — Consumer Electronics	0.5
Industrial Automated/Robotic	0.5
Food — Misc./Diversified	0.4
Appliances	0.4
Aerospace/Defense	0.4
Food — Meat Products	0.4
Insurance Brokers	0.4
Machinery — Print Trade	0.4
Shipbuilding	0.4
Internet Financial Services	0.4
Miscellaneous Manufacturing	0.4
Gas — Distribution	0.4
Coatings/Paint	0.3
Retail — Automobile	0.3
Transport — Rail	0.3
Oil Refining & Marketing	0.3
Leisure Products	0.3
Airport Development/Maintenance	0.3
Casino Hotels	0.3
Aerospace/Defense — Equipment	0.3
Retail — Apparel/Shoe	0.2
Food — Flour & Grain	0.2
Satellite Telecom	0.2
Building — Maintenance & Services	0.2
Finance — Commercial	0.2
Dental Supplies & Equipment	0.2
Real Estate Management/Services	0.2
Theaters	0.2
Tobacco	0.2
Electronic Measurement Instruments	0.2
Diversified Manufacturing Operations	0.2
Telephone — Integrated	0.2
Rubber/Plastic Products	0.2
Audio/Video Products	0.2
Electronic Connectors	0.2
Explosives	0.2
Auto — Heavy Duty Trucks	0.2
Soap & Cleaning Preparation	0.2
Hazardous Waste Disposal	0.2
MRI/Medical Diagnostic Imaging	0.2
Paper & Related Products	0.2
Metal Processors & Fabrication	0.2
Rental Auto/Equipment	0.1
Electric Products — Misc.	0.1
Web Portals/ISP	0.1
E-Marketing/Info	0.1
Machinery — Construction & Mining	0.1
Gold Mining	0.1
Electric — Integrated	0.1
Retail — Home Furnishings	0.1
Metal — Iron	0.1
Resorts/Theme Parks	0.1
Semiconductor Equipment	0.1
Finance — Consumer Loans	0.1
Apparel Manufacturers	0.1
Finance — Investment Banker/Broker	0.1
Diversified Minerals	0.1
Medical — Hospitals	0.1
Water	0.1
Internet Content — Information/News	0.1
Home Furnishings	0.1
Schools	0.1

48

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Cable/Satellite TV	0.1%
Machinery — Thermal Process	0.1
Wireless Equipment	0.1
Instruments — Scientific	0.1
Investment Companies	0.1
Television	0.1
Diagnostic Equipment	0.1
Security Services	0.1
Consumer Products — Misc.	0.1
Electric — Distribution	0.1
Footwear & Related Apparel	0.1
Computers	0.1
Steel — Producers	0.1
Industrial Gases	0.1
Medical Information Systems	0.1
Building Products — Air & Heating	0.1

100.7%

Country Allocation*

Japan	19.4%
United Kingdom	16.5
Germany	6.2
Canada	6.1
United States	5.5
Cayman Islands	4.5
Ireland	3.4
Australia	3.3
France	3.1
Switzerland	3.1
Bermuda	3.1
Denmark	2.8
Italy	2.7
Spain	2.1
Norway	2.0
South Korea	1.9
India	1.4
Hong Kong	1.3
Taiwan	1.3
Guernsey	1.3
Brazil	1.2
Netherlands	1.1
Israel	1.0
Sweden	1.0
Singapore	0.7
Philippines	0.7
Mexico	0.7
Indonesia	0.5
Finland	0.5
Faroe Islands	0.3
Thailand	0.3
Malaysia	0.3
South Africa	0.3
Mauritius	0.2
Belgium	0.2
Luxembourg	0.2
Greece	0.1
Austria	0.1
New Zealand	0.1
Portugal	0.1
Chile	0.1

100.7%

*	Calculated as a percentage of net assets

49

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.0%
Argentina — 0.0%
Grupo Supervielle SA ADR#	10,994	$75,199

Australia — 3.3%
Afterpay Touch Group, Ltd.†#	486,130	6,336,052
Ansell, Ltd.	72,429	1,306,937
APA Group	31,653	227,553
ASX, Ltd.	7,859	382,155
AUB Group, Ltd.	151,441	1,578,629
Computershare, Ltd.	75,167	1,038,602
Costa Group Holdings, Ltd.	760,167	3,951,080
Crown Resorts, Ltd.	37,023	377,945
Domino’s Pizza Enterprises, Ltd.#	16,941	658,878
DuluxGroup, Ltd.	144,379	815,821
Iluka Resources, Ltd.	115,032	767,423
IPH, Ltd.#	243,737	995,264
Orica, Ltd.	96,652	1,222,208
Ramsay Health Care, Ltd.	19,160	767,219
Reliance Worldwide Corp., Ltd.	410,690	1,567,751
Sonic Healthcare, Ltd.	57,080	1,074,702
WiseTech Global, Ltd.#	60,850	934,395

		24,002,614

Austria — 0.1%
Mayr-Melnhof Karton AG	6,847	880,600

Belgium — 0.2%
Fagron	67,737	1,288,676

Bermuda — 3.1%
BW Offshore, Ltd.†	956,809	6,822,818
Cafe de Coral Holdings, Ltd.	902,000	2,197,323
China Resources Gas Group, Ltd.	288,000	1,311,801
Credicorp, Ltd.	5,783	1,260,810
Dairy Farm International Holdings, Ltd.	230,000	2,132,100
Esprit Holdings, Ltd.†#	335,550	79,519
Geopark, Ltd.†	28,822	520,814
Hiscox, Ltd.	190,730	4,166,532
Midland Holdings, Ltd.	2,340,000	626,087
Peace Mark Holdings, Ltd.†(1)(3)	686,000	0
Shangri-La Asia, Ltd.	734,000	1,131,569
VTech Holdings, Ltd.	113,849	1,259,791
XL Group, Ltd.	9,232	529,824

		22,038,988

Brazil — 1.2%
Anima Holding SA	57,728	184,249
BRF SA†	43,800	216,467
Cia de Saneamento Basico do Estado de Sao Paulo	48,000	287,545
Cyrela Brazil Realty SA Empreendimentos e Participacoes	78,200	209,846
Embraer SA ADR	15,888	304,891
Equatorial Energia SA	29,300	410,032
Fibria Celulose SA	22,600	439,338
Gerdau SA (Preference Shares)	93,100	366,631
Instituto Hermes Pardini SA	71,400	258,737
Kroton Educacional SA	176,588	443,085
Linx SA	119,800	505,895
Localiza Rent a Car SA	54,633	288,785
Lojas Americanas SA (Preference Shares)†	139,800	535,435
Lojas Renner SA	67,100	465,883
Movida Participacoes SA	114,200	168,786
Multiplan Empreendimentos Imobiliarios SA	123,151	563,282
Qualicorp Consultoria e Corretora de Seguros SA	44,337	171,553
Raia Drogasil SA	16,530	312,492
Rumo SA†	486,400	1,699,313
Suzano Papel e Celulose SA	44,900	521,524

		8,353,769

Security Description	Shares	Value (Note 2)

British Virgin Islands — 0.0%
Luxoft Holding, Inc.†	3,810	$177,546

Canada — 6.1%
Agnico Eagle Mines, Ltd.#	31,327	1,079,761
Descartes Systems Group, Inc.†	178,497	6,231,665
Dollarama, Inc.	116,378	4,400,961
Enerplus Corp.	485,700	6,007,048
Finning International, Inc.	155,000	3,602,414
Interfor Corp.†	336,700	5,794,852
Norbord, Inc.#	105,700	4,022,270
Parex Resources, Inc.†	331,800	4,767,241
Quebecor, Inc., Class B	282,400	5,686,952
Seven Generations Energy, Ltd., Class A†	36,593	430,704
TMX Group, Ltd.	24,211	1,623,343
TORC Oil & Gas, Ltd.#	41,371	222,231

		43,869,442

Cayman Islands — 4.5%
51job, Inc. ADR†	13,349	1,032,011
Airtac International Group	192,535	1,849,188
Ajisen China Holdings, Ltd.	671,000	282,121
China Resources Cement Holdings, Ltd.	8,332,000	9,723,984
Chinasoft International, Ltd.	5,036,000	3,593,133
Gourmet Master Co., Ltd.	299,184	2,142,943
Kingdee International Software Group Co., Ltd.	5,676,000	6,465,162
Microport Scientific Corp.	1,922,000	2,426,758
Midland IC&I, Ltd.†	1,176,000	43,452
Pacific Textiles Holdings, Ltd.	2,110,000	1,599,554
Shenguan Holdings Group, Ltd.	706,000	36,880
Silicon Motion Technology Corp. ADR	28,000	1,649,200
Stella International Holdings, Ltd.	384,500	389,460
Tingyi Cayman Islands Holding Corp.	924,000	1,650,515

		32,884,361

Chile — 0.1%
Aguas Andinas SA, Class A	863,873	465,113

Denmark — 2.8%
Carlsberg A/S, Class B	7,897	964,038
Dfds A/S	10,552	556,666
DSV A/S	21,816	2,044,295
GN Store Nord A/S	131,117	6,800,640
Jyske Bank A/S	33,599	1,704,487
Royal Unibrew A/S	83,661	7,210,358
Sydbank A/S	17,451	510,851
William Demant Holding A/S†	16,197	658,755

		20,450,090

Faroe Islands — 0.3%
Bakkafrost P/F	43,523	2,484,908

Finland — 0.5%
Tikkurila Oyj	7,832	134,547
Valmet Oyj	159,724	3,502,199

		3,636,746

France — 3.1%
Alten SA	60,461	6,242,520
Edenred	10,885	414,799
Elior Group SA#*	41,781	654,228
Legrand SA	12,769	961,923
LISI	28,339	1,164,465
Plastic Omnium SA	16,715	661,994
Remy Cointreau SA	36,673	5,137,980
SEB SA	5,701	1,062,760
Sodexo SA	11,219	1,168,375
SOITEC†	48,321	3,743,914

50

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
France (continued)
Somfy SA	3,479	$323,060
Virbac SA†	5,490	844,996

		22,381,014

Germany — 6.2%
Amadeus Fire AG	9,857	1,136,142
Beiersdorf AG	10,418	1,212,897
Brenntag AG	23,881	1,439,770
CTS Eventim AG & Co. KGaA	44,036	1,952,585
Deutsche Wohnen SE	15,623	789,572
Evotec AG†	270,873	6,936,013
FUCHS PETROLUB SE (Preference Shares)	32,430	1,899,095
GEA Group AG	49,903	1,895,882
Hella GmbH & Co. KGaA	21,537	1,299,952
Henkel AG & Co. KGaA (Preference Shares)	9,236	1,178,739
Infineon Technologies AG	28,980	737,357
Koenig & Bauer AG	42,715	2,962,491
LEG Immobilien AG	28,521	3,481,070
MTU Aero Engines AG	8,364	1,833,938
Rocket Internet SE†*	138,908	4,801,651
Scout24 AG*	10,647	550,695
Symrise AG	53,814	5,025,901
TAG Immobilien AG	217,620	5,355,171
Zalando SE†*	6,520	342,986

		44,831,907

Greece — 0.1%
Hellenic Telecommunications Organization SA	72,455	924,282

Guernsey — 1.3%
Burford Capital, Ltd.	365,171	9,459,052

Hong Kong — 1.3%
China Resources Beer Holdings Co., Ltd.	762,000	3,242,656
Melco International Development, Ltd.	1,912,000	5,091,358
Techtronic Industries Co., Ltd.	219,000	1,339,322

		9,673,336

India — 1.4%
Bharat Heavy Electricals, Ltd.	926,931	1,054,664
CESC, Ltd.†	65,789	921,076
Dabur India, Ltd.†	250,571	1,689,580
Federal Bank, Ltd.	1,000,767	1,141,496
Mahindra & Mahindra, Ltd.	88,347	1,202,395
MOIL, Ltd.	331,457	862,217
PVR, Ltd.†	72,124	1,395,169
Shriram Transport Finance Co., Ltd.†	79,664	1,506,317
Tata Global Beverages, Ltd.	180,259	596,363

		10,369,277

Indonesia — 0.5%
Astra Agro Lestari Tbk PT	876,100	802,943
Indocement Tunggal Prakarsa Tbk PT	1,092,500	1,314,634
Kalbe Farma Tbk PT	15,214,900	1,389,276
Semen Indonesia Persero Tbk PT	229,800	147,428
XL Axiata Tbk PT†	515,600	111,311

		3,765,592

Ireland — 3.4%
Bank of Ireland Group PLC	49,884	407,636
C&C Group PLC	979,267	3,876,093
Cairn Homes PLC (ISE)†	331,982	616,557
Cairn Homes PLC (LSE)†	1,442,215	2,628,260
Dalata Hotel Group PLC†	883,532	7,322,496
DCC PLC	21,965	1,980,543
Greencore Group PLC	67,476	152,214
Hibernia REIT PLC	2,388,684	4,158,997

Security Description	Shares	Value (Note 2)

Ireland (continued)
Kerry Group PLC, Class A	12,324	$1,405,474
Paddy Power Betfair PLC	25,860	2,351,863

		24,900,133

Israel — 1.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	325,850	389,574
Israel Discount Bank, Ltd., Class A	2,035,140	7,113,110

		7,502,684

Italy — 2.7%
Cerved Group SpA	251,090	2,617,245
Davide Campari-Milano SpA	110,785	980,527
El.En. SpA	154,924	4,988,429
Enav SpA*	136,290	673,610
Fincantieri SpA	1,989,394	2,946,525
FinecoBank Banca Fineco SpA	137,890	1,642,973
Infrastrutture Wireless Italiane SpA*	74,457	566,954
Italgas SpA	191,194	1,032,855
Reply SpA	57,543	3,807,203

		19,256,321

Japan — 19.4%
ABC-Mart, Inc.#	19,400	1,058,087
Aeon Delight Co., Ltd.	15,400	554,406
AEON Financial Service Co., Ltd.	39,000	798,533
Air Water, Inc.	20,400	365,735
Amano Corp.	35,841	749,335
Anicom Holdings, Inc.	115,100	3,889,843
As One Corp.	4,700	338,826
Asante, Inc.	9,000	190,028
Bic Camera, Inc.#	245,900	3,297,552
Chiba Bank, Ltd.	135,700	891,558
Cosmos Pharmaceutical Corp.	3,000	628,296
Daifuku Co., Ltd.	77,900	4,045,387
Daikyonishikawa Corp.	17,687	219,834
Daiseki Co., Ltd.	42,300	1,115,081
Daiwa Securities Group, Inc.	128,000	767,701
Doshisha Co., Ltd.	7,500	153,024
Ezaki Glico Co., Ltd.	23,400	1,177,266
Fancl Corp.	99,300	5,103,078
Fuji Seal International, Inc.	94,400	3,330,465
Fujitsu General, Ltd.#	33,000	544,109
GMO Payment Gateway, Inc.#	36,900	4,390,406
Hamakyorex Co., Ltd.	1,800	60,589
Heian Ceremony Service Co., Ltd.	20,200	163,440
Hirose Electric Co., Ltd.	4,700	559,212
Hitachi Transport System, Ltd.†	15,400	424,120
Hogy Medical Co., Ltd.	4,200	145,153
Iriso Electronics Co., Ltd.	11,800	665,881
Japan Exchange Group, Inc.	7,700	135,691
Japan Meat Co, Ltd.#	13,100	255,138
Japan Pure Chemical Co., Ltd.	2,200	47,461
Jeol, Ltd.	54,000	561,336
JGC Corp.	13,660	275,143
Kakaku.com, Inc.	15,400	284,687
Kansai Paint Co., Ltd.	55,400	1,095,435
Kikkoman Corp.	13,700	686,788
Kintetsu World Express, Inc.	14,800	292,643
Kobayashi Pharmaceutical Co., Ltd.	14,000	1,005,490
Koito Manufacturing Co., Ltd.	33,800	2,089,875
Kusuri no Aoki Holdings Co., Ltd.	61,000	4,452,435
Lion Corp.	38,400	809,058
Maeda Corp.	361,000	4,311,466
Matsumotokiyoshi Holdings Co., Ltd.	142,800	5,397,894
Meitec Corp.	15,400	742,903

51

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Milbon Co., Ltd.	16,200	$736,297
Miraca Holdings, Inc.	5,300	146,441
Mitsubishi Pencil Co., Ltd.	12,100	219,000
MonotaRO Co., Ltd.#	17,900	1,016,551
Morinaga & Co., Ltd.	17,800	692,071
Nabtesco Corp.	32,500	847,381
Nakanishi, Inc.	74,800	1,503,944
NGK Spark Plug Co., Ltd.	44,800	1,274,125
Nihon Kohden Corp.	27,900	816,083
Nihon Parkerizing Co., Ltd.	53,900	715,530
Nippon Television Holdings, Inc.	32,600	539,861
Nissei ASB Machine Co., Ltd.#	12,700	570,934
Nitori Holdings Co., Ltd.	6,000	910,989
NOF Corp.	4,400	146,125
Nomura Research Institute, Ltd.	48,000	2,388,984
NS Solutions Corp.	14,900	482,094
Obara Group, Inc.	6,600	328,485
OBIC Business Consultants Co., Ltd.	13,800	1,131,473
OBIC Co., Ltd.	90,200	8,475,277
Omron Corp.	10,600	474,620
Park24 Co., Ltd.	18,400	539,861
Persol Holdings Co., Ltd.	203,600	4,553,560
Proto Corp.	30,500	438,381
Rakuten, Inc.	6,400	48,955
Rinnai Corp.	4,800	357,268
Ryohin Keikaku Co., Ltd.	2,800	831,608
S Foods, Inc.	11,000	431,149
San-A Co, Ltd.	7,900	368,302
Santen Pharmaceutical Co., Ltd.	108,100	1,665,622
SCREEN Holdings Co., Ltd.	55,100	4,170,561
Seino Holdings Co., Ltd.	248,900	3,810,448
Senko Group Holdings Co., Ltd.†	49,000	403,960
Seria Co., Ltd.#	114,134	4,673,834
SG Holdings Co., Ltd.	115,900	2,742,337
Shima Seiki Manufacturing, Ltd.	9,800	457,763
Shimamura Co., Ltd.	2,900	268,050
Shimano, Inc.	1,800	277,671
Shizuoka Bank, Ltd.	54,500	481,676
SK Kaken Co., Ltd.	3,000	264,603
SMS Co., Ltd.	158,400	3,005,195
Sohgo Security Services Co., Ltd.	10,900	479,714
Sony Financial Holdings, Inc.	46,800	932,967
Stanley Electric Co., Ltd.	45,700	1,581,464
Sundrug Co., Ltd.	30,000	1,077,311
Taisei Lamick Co, Ltd.†	12,100	347,939
TechnoPro Holdings, Inc.	120,500	7,515,660
Terumo Corp.	19,600	1,081,343
THK Co., Ltd.	121,700	3,259,645
Tokai Carbon Co., Ltd.#	221,100	3,951,981
Toshiba Plant Systems & Services Corp.	15,500	335,082
TOTO, Ltd.	7,600	321,483
Unicharm Corp.	62,600	2,046,289
USS Co., Ltd.	118,800	2,239,996
Yamato Holdings Co., Ltd.#	105,900	3,149,074
Zojirushi Corp.#	38,900	521,654

		140,119,059

Luxembourg — 0.2%
B&M European Value Retail SA	175,680	939,511
Globant SA†	3,629	235,450

		1,174,961

Malaysia — 0.3%
Genting Bhd	698,900	1,465,998

Security Description	Shares	Value (Note 2)

Malaysia (continued)
Public Bank Bhd	111,400	$680,951

		2,146,949

Mauritius — 0.2%
MakeMyTrip, Ltd.†#	42,978	1,360,254

Mexico — 0.7%
Arca Continental SAB de CV	103,815	642,009
Concentradora Fibra Danhos SA de CV	329,337	545,756
Concentradora Fibra Hotelera Mexicana SA de CV*	268,797	169,676
Genomma Lab Internacional SAB de CV, Class B†#	493,799	427,755
GMexico Transportes SAB de CV*	270,500	436,787
Grupo Aeroportuario del Centro Norte SAB de CV	74,888	492,283
Grupo Aeroportuario del Sureste SAB de CV ADR#	4,138	776,247
Grupo Financiero Inbursa SAB de CV, Class O	336,246	535,030
Mexichem SAB de CV	89,301	301,343
PLA Administradora Industrial S de RL de CV	112,915	169,326
Prologis Property Mexico SA de CV	155,026	305,098

		4,801,310

Netherlands — 1.1%
Aalberts Industries NV	12,991	557,030
Adyen NV†*	121	84,832
ASM International NV	14,917	803,758
IMCD NV	53,647	4,010,236
Takeaway.com NV†*	31,635	2,500,654

		7,956,510

New Zealand — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	39,358	426,783
Fletcher Building, Ltd.	104,764	440,824

		867,607

Norway — 2.0%
Aker Solutions ASA†	157,431	1,074,552
Leroy Seafood Group ASA	713,239	5,432,971
Marine Harvest ASA#	39,043	843,371
Norway Royal Salmon ASA	90,499	2,185,275
TGS NOPEC Geophysical Co. ASA	112,908	4,288,165
XXL ASA#*	56,038	311,725

		14,136,059

Philippines — 0.7%
Bloomberry Resorts Corp.	16,614,600	2,967,559
Jollibee Foods Corp.	91,470	492,694
Metropolitan Bank & Trust Co.	1,083,250	1,484,029

		4,944,282

Portugal — 0.1%
NOS SGPS SA	101,768	580,713

Singapore — 0.7%
Ascendas India Trust	1,732,100	1,451,251
City Developments, Ltd.	164,700	1,113,560
Singapore Technologies Engineering, Ltd.	665,100	1,618,472
Venture Corp., Ltd.	84,663	1,117,079

		5,300,362

South Africa — 0.3%
AVI, Ltd.	227,441	1,795,538

South Korea — 1.9%
Cafe24 Corp.†	11,523	1,674,906
Coway Co., Ltd.	22,074	1,812,481
Doosan Bobcat, Inc.	33,949	1,085,734
Hotel Shilla Co., Ltd.	35,959	3,488,813
Lock&Lock Co., Ltd.	27,609	435,285

52

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
South Korea (continued)
LS Industrial Systems Co., Ltd.	29,543	$1,900,264
Orion Corp.	17,582	1,690,045
Samsung Fire & Marine Insurance Co., Ltd.	4,772	1,136,037
TK Corp.	44,932	518,687

		13,742,252

Spain — 2.1%
Amadeus IT Group SA	87,196	8,088,923
Cellnex Telecom SA#*	60,145	1,544,270
CEMEX Latam Holdings SA†	99,822	206,450
CIE Automotive SA	149,610	4,591,565
Viscofan SA	13,106	954,603

		15,385,811

Sweden — 1.0%
Ahlsell AB*	146,950	844,406
Essity AB, Class B	24,890	645,034
Evolution Gaming Group AB*	48,781	3,736,526
Saab AB, Series B	10,700	494,801
Swedish Match AB	25,844	1,381,621

		7,102,388

Switzerland — 3.1%
Coca-Cola HBC AG	17,181	587,596
DKSH Holding AG	2,733	199,071
Dufry AG#	8,264	1,022,289
Geberit AG	1,923	874,551
Georg Fischer AG	5,229	6,846,119
Julius Baer Group, Ltd.	17,571	933,978
Logitech International SA	92,155	4,548,564
Lonza Group AG	1,560	502,000
Sika AG	26,292	3,898,025
Sonova Holding AG	8,489	1,610,655
Temenos AG	4,946	893,010
VAT Group AG*	2,882	372,571

		22,288,429

Taiwan — 1.3%
Advantech Co., Ltd.	55,256	375,989
E.Sun Financial Holding Co., Ltd.	3,250,194	2,391,483
Formosa Sumco Technology Corp.	780,000	2,793,424
PChome Online, Inc.†	267,932	1,238,689
Voltronic Power Technology Corp.	72,950	1,256,407
Yuanta Financial Holding Co., Ltd.	2,830,807	1,433,145

		9,489,137

Thailand — 0.3%
AEON Thana Sinsap Thailand PCL	145,100	797,983
PTT Global Chemical PCL	339,200	847,223
Thai Beverage PCL#	1,615,400	729,699

		2,374,905

Turkey — 0.0%
Ford Otomotiv Sanayi AS	15,583	158,887
Tofas Turk Otomobil Fabrikasi AS	26,487	92,375

		251,262

United Kingdom — 16.5%
Abcam PLC	499,369	9,814,691
Admiral Group PLC	19,042	513,490
Ashtead Group PLC	27,989	857,083
Auto Trader Group PLC*	366,126	2,131,717
Babcock International Group PLC	83,098	768,563
Beazley PLC	824,306	6,353,253
Bellway PLC	8,557	323,715
Britvic PLC	39,077	412,890
Bunzl PLC	181,462	5,641,450

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Burberry Group PLC	27,188	$788,143
Coats Group PLC	2,544,069	2,750,748
Cobham PLC†	294,089	474,302
Compass Group PLC	149,805	3,221,051
Countryside Properties PLC*	833,003	3,632,941
Cranswick PLC†	59,157	2,477,220
Croda International PLC	84,682	5,599,086
Dechra Pharmaceuticals PLC	122,135	4,940,269
Domino’s Pizza Group PLC	374,461	1,412,718
Elementis PLC	50,036	165,546
EMIS Group PLC	29,163	364,473
Fevertree Drinks PLC	283,239	13,671,052
Forterra PLC*	45,266	160,797
Greggs PLC	88,432	1,218,705
Halma PLC	74,297	1,379,336
Hargreaves Lansdown PLC	45,919	1,309,697
Howden Joinery Group PLC	106,811	682,267
Ibstock PLC*	1,439,894	4,584,740
IG Group Holdings PLC	74,035	867,683
IMI PLC	51,495	806,469
Intertek Group PLC	29,765	1,981,151
Jardine Lloyd Thompson Group PLC	79,321	1,484,948
Just Eat PLC†	244,921	2,434,169
Keywords Studios PLC	418,837	10,816,586
Learning Technologies Group PLC	2,174,651	3,298,612
Meggitt PLC	86,155	601,146
Melrose Industries PLC	192,055	554,998
Merlin Entertainments PLC*	172,784	833,078
Moneysupermarket.com Group PLC	296,742	1,092,580
PZ Cussons PLC	21,723	67,591
Rathbone Brothers PLC	50,455	1,722,962
Rightmove PLC	503,690	3,213,131
Rotork PLC	1,086,884	4,762,727
Schroders PLC	62,073	2,474,592
Shaftesbury PLC	33,219	397,722
Smith & Nephew PLC	97,114	1,709,139
Spectris PLC	18,232	556,412
Spirax-Sarco Engineering PLC	14,948	1,381,747
Stagecoach Group PLC	136,855	288,494
Tate & Lyle PLC	26,219	227,880
TechnipFMC PLC	24,704	756,164
UNITE Group PLC	64,527	741,611
Whitbread PLC	16,330	973,021

		119,694,556

United States — 0.8%
Autoliv, Inc. SDR	4,330	385,409
EPAM Systems, Inc.†	18,161	2,595,751
Gran Tierra Energy, Inc.†	260,520	900,341
Veoneer, Inc. SDR†	4,330	212,590
Yum China Holdings, Inc.	36,407	1,408,223

		5,502,314

Total Long-Term Investment Securities
(cost $544,196,814)		694,686,308

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Registered Investment Companies — 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(2)(4)	20,966,764	20,966,764

U.S. Government Agencies — 0.6%
Federal Home Loan Bank Disc. Notes 1.83% due 09/04/2018	$4,212,000	4,212,000

Total Short-Term Investment Securities
(cost $25,178,122)		25,178,764

53

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount of $8,901,346 and collateralized by $7,950,000 of U.S. Treasury Bonds, bearing interest at 3.75%, due 11/15/2043 and having an approximate value of $9,082,438. (cost $8,901,000)	$8,901,000	$8,901,000

TOTAL INVESTMENTS
(cost $578,275,936)(5)	100.7%	728,766,072
Liabilities in excess of other assets	(0.7)	(4,738,688)

NET ASSETS	100.0%	$724,027,384

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $28,934,844 representing 4.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of August 31, 2018.
(3)	Illiquid security. At August 31, 2018, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)

At August 31, 2018, the Fund had loaned securities with a total value of $33,464,718. This was secured by collateral of $20,966,764, which was received in cash and subsequently invested in short-term investments currently valued at $20,966,764 as reported in the Portfolio of Investments. Additional collateral of $14,379,297 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	11/01/2034 to 12/01/2047	$141,811
Federal National Mtg. Assoc.	3.00% to 4.00%	01/01/2033 to 05/01/2048	105,420
Government National Mtg. Assoc.	4.00%	03/20/2048 to 03/20/2048	7,372
United States Treasury Bills	0.00%	09/06/2018 to 02/28/2019	1,142,120
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	12,982,574

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ISE—Irish Stock Exchange

LSE—London Stock Exchange

SDR—Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$22,038,988	$—	$0	$22,038,988
Other Countries	672,647,320	—	—	672,647,320
Short Term Investment Securities:
Registered Investment Companies	20,966,764	—	—	20,966,764
U.S. Government Agencies	—	4,212,000	—	4,212,000
Repurchase Agreements	—	8,901,000	—	8,901,000

Total Investments at Value	$715,653,072	$13,113,000	$0	$728,766,072

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $450,343,655 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Financial Statements

54

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited)

Industry Allocation*

Diversified Banking Institutions	7.8%
Medical — Drugs	6.7
Banks — Super Regional	6.1
Oil Companies — Exploration & Production	5.2
Oil Refining & Marketing	4.3
Insurance — Property/Casualty	4.3
Insurance — Multi-line	4.1
Telephone — Integrated	3.8
Food — Misc./Diversified	3.4
Agricultural Chemicals	2.4
Networking Products	2.4
Aerospace/Defense — Equipment	2.4
Investment Management/Advisor Services	1.9
Beverages — Non-alcoholic	1.9
Building Products — Cement	1.8
Electric — Integrated	1.8
Computer Services	1.7
Oil — Field Services	1.7
Banks — Commercial	1.6
Enterprise Software/Service	1.5
Cosmetics & Toiletries	1.5
Instruments — Controls	1.4
Medical Instruments	1.3
Medical Labs & Testing Services	1.3
Electric — Distribution	1.3
Chemicals — Diversified	1.3
Commercial Paper	1.2
Medical — HMO	1.1
Airlines	1.1
Medical — Biomedical/Gene	1.1
Diversified Manufacturing Operations	1.1
Aerospace/Defense	1.1
Electronic Components — Semiconductors	1.1
Semiconductor Components — Integrated Circuits	0.9
Cable/Satellite TV	0.9
Medical Products	0.9
Containers — Metal/Glass	0.8
Pharmacy Services	0.8
Auto/Truck Parts & Equipment — Original	0.7
Real Estate Investment Trusts	0.7
Computers	0.6
Banks — Fiduciary	0.6
Multimedia	0.5
Advertising Agencies	0.5
Computer Data Security	0.5
Metal — Copper	0.5
Web Portals/ISP	0.5
Auto — Cars/Light Trucks	0.5
Insurance — Reinsurance	0.5
Finance — Credit Card	0.4
Medical — Hospitals	0.4
Oil Companies — Integrated	0.4
Retail — Auto Parts	0.4
Commercial Services — Finance	0.4
Office Automation & Equipment	0.4
Cellular Telecom	0.4
Insurance — Life/Health	0.4
Exchange-Traded Funds	0.4
Gold Mining	0.4
Medical — Generic Drugs	0.3
Casino Hotels	0.3
Electric Products — Misc.	0.3
Commercial Services	0.3
Dialysis Centers	0.3
Medical — Wholesale Drug Distribution	0.3
Retail — Drug Store	0.2
Transport — Rail	0.2
Medical Information Systems	0.2

Non-Hazardous Waste Disposal	0.2
Transport — Truck	0.2

99.9%

*	Calculated as a percentage of net assets

55

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.3%
Advertising Agencies — 0.5%
Omnicom Group, Inc.#	22,160	$1,536,131

Aerospace/Defense — 1.1%
Northrop Grumman Corp.	5,022	1,499,017
Raytheon Co.	7,627	1,521,129

		3,020,146

Aerospace/Defense - Equipment — 2.4%
Harris Corp.	6,067	985,948
L3 Technologies, Inc.	6,968	1,489,201
United Technologies Corp.	32,033	4,218,746

		6,693,895

Agricultural Chemicals — 2.4%
CF Industries Holdings, Inc.	73,506	3,818,637
Mosaic Co.	70,334	2,199,344
Nutrien, Ltd.	15,497	877,595

		6,895,576

Airlines — 1.1%
Delta Air Lines, Inc.	53,990	3,157,335

Auto - Cars/Light Trucks — 0.5%
General Motors Co.	41,056	1,480,069

Auto/Truck Parts & Equipment - Original — 0.7%
Aptiv PLC	9,996	879,748
Delphi Technologies PLC	28,060	988,554

		1,868,302

Banks - Commercial — 1.6%
BB&T Corp.	60,597	3,130,441
Citizens Financial Group, Inc.	34,040	1,401,086

		4,531,527

Banks - Fiduciary — 0.6%
Bank of New York Mellon Corp.	30,208	1,575,347

Banks - Super Regional — 6.1%
Capital One Financial Corp.	15,615	1,547,290
PNC Financial Services Group, Inc.	14,370	2,062,670
SunTrust Banks, Inc.	35,446	2,607,408
US Bancorp	88,056	4,764,710
Wells Fargo & Co.	107,010	6,257,945

		17,240,023

Beverages - Non-alcoholic — 1.9%
Coca-Cola Co.	21,667	965,698
Coca-Cola European Partners PLC	23,780	1,013,979
PepsiCo, Inc.	29,337	3,286,038

		5,265,715

Building Products - Cement — 1.8%
Martin Marietta Materials, Inc.#	15,445	3,069,230
Vulcan Materials Co.#	18,801	2,083,151

		5,152,381

Cable/Satellite TV — 0.9%
Comcast Corp., Class A	71,075	2,629,064

Casino Hotels — 0.3%
Las Vegas Sands Corp.	14,987	980,450

Cellular Telecom — 0.4%
Vodafone Group PLC ADR	48,364	1,045,146

Chemicals - Diversified — 1.3%
DowDuPont, Inc.	51,613	3,619,620

Security Description	Shares	Value (Note 2)

Commercial Services — 0.3%
Quanta Services, Inc.†	27,573	$953,750

Commercial Services - Finance — 0.4%
Total System Services, Inc.	10,883	1,057,175

Computer Data Security — 0.5%
Check Point Software Technologies, Ltd.†	13,201	1,533,824

Computer Services — 1.7%
International Business Machines Corp.	26,534	3,886,700
Teradata Corp.†#	25,421	1,054,209

		4,940,909

Computers — 0.6%
Apple, Inc.	7,227	1,645,082

Containers - Metal/Glass — 0.8%
Crown Holdings, Inc.†#	53,397	2,285,926

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	16,455	1,092,777
Procter & Gamble Co.	20,594	1,708,272
Unilever PLC ADR#	26,179	1,488,800

		4,289,849

Dialysis Centers — 0.3%
DaVita, Inc.†	13,075	905,967

Diversified Banking Institutions — 7.8%
Bank of America Corp.	229,942	7,112,106
Citigroup, Inc.	59,681	4,251,674
Goldman Sachs Group, Inc.	8,716	2,072,752
JPMorgan Chase & Co.	75,308	8,628,791

		22,065,323

Diversified Manufacturing Operations — 1.1%
Carlisle Cos., Inc.	8,891	1,127,468
Dover Corp.	12,365	1,061,783
General Electric Co.	72,426	937,192

		3,126,443

Electric Products - Misc. — 0.3%
AMETEK, Inc.	12,547	965,617

Electric - Distribution — 1.3%
PPL Corp.#	123,579	3,675,239

Electric - Integrated — 1.8%
Evergy, Inc.	34,777	1,984,028
FirstEnergy Corp.#	69,281	2,589,724
PG&E Corp.	11,836	546,586

		5,120,338

Electronic Components - Semiconductors — 1.1%
Broadcom, Inc.	4,865	1,065,581
Texas Instruments, Inc.	17,226	1,936,202

		3,001,783

Enterprise Software/Service — 1.5%
Oracle Corp.	89,464	4,346,161

Finance - Credit Card — 0.4%
Discover Financial Services	14,572	1,138,365

Food - Misc./Diversified — 3.4%
Conagra Brands, Inc.	113,964	4,188,177
Kellogg Co.	50,084	3,595,530
Kraft Heinz Co.	16,674	971,594
Mondelez International, Inc., Class A	23,891	1,020,624

		9,775,925

56

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Gold Mining — 0.4%
Newmont Mining Corp.	32,482	$1,007,916

Instruments - Controls — 1.4%
Honeywell International, Inc.	25,486	4,053,803

Insurance - Life/Health — 0.4%
Athene Holding, Ltd., Class A†	21,038	1,044,747

Insurance - Multi-line — 4.1%
Assurant, Inc.	14,163	1,456,239
Chubb, Ltd.	15,146	2,048,345
Hartford Financial Services Group, Inc.	110,964	5,589,257
Voya Financial, Inc.	50,041	2,505,553

		11,599,394

Insurance - Property/Casualty — 4.3%
Berkshire Hathaway, Inc., Class B†	53,722	11,212,856
XL Group, Ltd.	15,130	868,311

		12,081,167

Insurance - Reinsurance — 0.5%
RenaissanceRe Holdings, Ltd.	10,648	1,415,758

Investment Management/Advisor Services — 1.9%
Ameriprise Financial, Inc.	11,072	1,571,781
Invesco, Ltd.	42,630	1,027,383
LPL Financial Holdings, Inc.	20,724	1,372,758
Raymond James Financial, Inc.	15,070	1,402,113

		5,374,035

Medical Information Systems — 0.2%
Cerner Corp.†	9,086	591,589

Medical Instruments — 1.3%
Boston Scientific Corp.†	45,973	1,634,800
Medtronic PLC	22,817	2,199,787

		3,834,587

Medical Labs & Testing Services — 1.3%
Laboratory Corp. of America Holdings†	10,030	1,733,886
Quest Diagnostics, Inc.	17,917	1,970,512

		3,704,398

Medical Products — 0.9%
Abbott Laboratories	39,020	2,608,097

Medical - Biomedical/Gene — 1.1%
Biogen, Inc.†	3,011	1,064,358
Gilead Sciences, Inc.	27,359	2,071,897

		3,136,255

Medical - Drugs — 6.7%
Bristol-Myers Squibb Co.	17,624	1,067,133
Johnson & Johnson	18,721	2,521,531
Merck & Co., Inc.	91,681	6,288,400
Novartis AG ADR	14,073	1,168,200
Pfizer, Inc.	193,028	8,014,523

		19,059,787

Medical - Generic Drugs — 0.3%
Mylan NV†	25,312	990,459

Medical - HMO — 1.1%
Humana, Inc.	4,738	1,578,986
UnitedHealth Group, Inc.	5,907	1,585,793

		3,164,779

Medical - Hospitals — 0.4%
HCA Healthcare, Inc.	8,085	1,084,279

Security Description	Shares	Value (Note 2)

Medical - Wholesale Drug Distribution — 0.3%
McKesson Corp.	6,577	$846,789

Metal - Copper — 0.5%
Freeport-McMoRan, Inc.	107,660	1,512,623

Multimedia — 0.5%
Twenty-First Century Fox, Inc., Class B	34,666	1,556,503

Networking Products — 2.4%
Cisco Systems, Inc.	141,642	6,766,238

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	7,551	553,941

Office Automation & Equipment — 0.4%
Xerox Corp.	37,529	1,045,558

Oil Companies - Exploration & Production — 5.2%
Anadarko Petroleum Corp.	40,930	2,635,892
Cimarex Energy Co.	12,345	1,042,906
Hess Corp.#	39,138	2,635,553
Noble Energy, Inc.	49,526	1,471,913
Occidental Petroleum Corp.	86,134	6,879,522

		14,665,786

Oil Companies - Integrated — 0.4%
Chevron Corp.	9,125	1,080,947

Oil Refining & Marketing — 4.3%
Marathon Petroleum Corp.	57,397	4,723,199
Phillips 66	32,274	3,824,792
Valero Energy Corp.	32,050	3,778,054

		12,326,045

Oil - Field Services — 1.7%
Apergy Corp.†	35,897	1,623,262
Schlumberger, Ltd.	50,379	3,181,938

		4,805,200

Pharmacy Services — 0.8%
CVS Health Corp.	30,280	2,278,267

Real Estate Investment Trusts — 0.7%
Equity Residential	27,339	1,852,217

Retail - Auto Parts — 0.4%
Advance Auto Parts, Inc.	6,539	1,072,592

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	9,448	647,755

Semiconductor Components - Integrated Circuits — 0.9%
QUALCOMM, Inc.	38,973	2,677,835

Telephone - Integrated — 3.8%
AT&T, Inc.	105,734	3,377,144
Verizon Communications, Inc.	135,748	7,380,619

		10,757,763

Transport - Rail — 0.2%
Union Pacific Corp.	4,294	646,762

Transport - Truck — 0.2%
Knight-Swift Transportation Holdings, Inc.#	15,445	527,138

Web Portals/ISP — 0.5%
Alphabet, Inc., Class A†	1,202	1,480,624

Total Common Stocks
(cost $250,800,600)		279,370,036

57

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Value ETF (cost $1,015,599)	8,121	$1,032,179

Total Long-Term Investment Securities
(cost $251,816,199)		280,402,215

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Commercial Paper — 1.2%
Credit Agricole Corporate and Investment Bank 1.88% due 09/04/2018 (cost $3,399,467)	$3,400,000	3,399,331

TOTAL INVESTMENTS
(cost $255,215,666)(1)	99.9%	283,801,546
Other assets less liabilities	0.1	284,921

NET ASSETS	100.0%	$284,086,467

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At August 31, 2018, the Fund had loaned securities with a total value of $18,598,783. This was secured by collateral of $19,170,819 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$4,336,228
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	4,068,990
Government National Mtg. Assoc.	2.50%	09/20/2046	648,296
United States Treasury Bills	0.00%	09/06/2018 to 02/28/2019	662,192
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	9,455,113

(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ETF—Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$279,370,036	$—	$—	$279,370,036
Exchange-Traded Funds	1,032,179	—	—	1,032,179
Short-Term Investment Securities	—	3,399,331	—	3,399,331

Total Investments at Value	$280,402,215	$3,399,331	$—	$283,801,546

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

58

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	7.0%
Commercial Services — Finance	6.6
Banks — Commercial	6.2
Enterprise Software/Service	4.6
Insurance — Property/Casualty	4.5
Oil Companies — Exploration & Production	4.0
Computer Services	3.8
Medical — Drugs	2.9
Electronic Measurement Instruments	2.8
Medical Instruments	2.5
E-Commerce/Services	2.4
Commercial Services	2.3
Machinery — General Industrial	2.3
Distribution/Wholesale	1.9
Therapeutics	1.9
Web Hosting/Design	1.8
E-Services/Consulting	1.8
Building Products — Air & Heating	1.8
Gas — Distribution	1.7
Containers — Metal/Glass	1.6
Airlines	1.6
Medical Products	1.5
Retail — Automobile	1.4
Electronic Components — Semiconductors	1.4
Computer Software	1.3
Transport — Rail	1.3
Lasers — System/Components	1.3
Containers — Paper/Plastic	1.2
Telecommunication Equipment	1.2
Building — Residential/Commercial	1.1
Finance — Auto Loans	1.1
Applications Software	1.1
Multimedia	1.0
Hotels/Motels	1.0
Instruments — Controls	1.0
Machine Tools & Related Products	1.0
Internet Infrastructure Software	1.0
Disposable Medical Products	1.0
Human Resources	1.0
Non-Hazardous Waste Disposal	1.0
Rental Auto/Equipment	1.0
Semiconductor Equipment	0.9
Aerospace/Defense — Equipment	0.9
Banks — Fiduciary	0.9
Educational Software	0.9
Real Estate Investment Trusts	0.8
Insurance — Reinsurance	0.7
Data Processing/Management	0.7
Auto — Heavy Duty Trucks	0.6
Printing — Commercial	0.6
Retail — Misc./Diversified	0.6
Registered Investment Companies	0.6
Food — Catering	0.6
Real Estate Management/Services	0.6
Apparel Manufacturers	0.5
Linen Supply & Related Items	0.5
Electric — Integrated	0.4
E-Commerce/Products	0.4
Diagnostic Equipment	0.2

100.3%

*	Calculated as a percentage of net assets

59

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.7%
Aerospace/Defense - Equipment — 0.9%
HEICO Corp., Class A	27,518	$2,050,091

Airlines — 1.6%
JetBlue Airways Corp.†	88,667	1,691,767
Spirit Airlines, Inc.†#	37,735	1,793,167

		3,484,934

Apparel Manufacturers — 0.5%
Under Armour, Inc., Class C†#	63,104	1,197,083

Applications Software — 1.1%
PTC, Inc.†	23,237	2,322,306

Auto - Heavy Duty Trucks — 0.6%
PACCAR, Inc.	20,558	1,406,578

Banks - Commercial — 6.2%
Cullen/Frost Bankers, Inc.	17,324	1,921,058
East West Bancorp, Inc.	14,088	893,038
First Citizens BancShares, Inc., Class A	3,565	1,693,411
First Republic Bank#	25,754	2,616,349
M&T Bank Corp.	14,513	2,570,978
Pinnacle Financial Partners, Inc.	14,822	956,760
Prosperity Bancshares, Inc.	21,163	1,583,839
South State Corp.	16,932	1,396,044

		13,631,477

Banks - Fiduciary — 0.9%
Northern Trust Corp.	18,342	1,971,031

Building Products - Air & Heating — 1.8%
Lennox International, Inc.	17,336	3,862,634

Building - Residential/Commercial — 1.1%
NVR, Inc.†	947	2,527,022

Commercial Services — 2.3%
Cintas Corp.	11,423	2,437,326
CoStar Group, Inc.†	6,026	2,664,456

		5,101,782

Commercial Services - Finance — 6.6%
Global Payments, Inc.	26,955	3,358,054
Total System Services, Inc.	22,475	2,183,222
TransUnion	52,800	3,975,840
WEX, Inc.†	26,461	5,033,411

		14,550,527

Computer Services — 3.8%
EPAM Systems, Inc.†	4,631	661,909
Genpact, Ltd.	152,202	4,663,469
Teradata Corp.†#	74,869	3,104,818

		8,430,196

Computer Software — 1.3%
Akamai Technologies, Inc.†	39,332	2,955,406

Containers - Metal/Glass — 1.6%
Ball Corp.#	62,206	2,605,187
Silgan Holdings, Inc.	35,706	972,989

		3,578,176

Containers - Paper/Plastic — 1.2%
Packaging Corp. of America	24,848	2,731,292

Data Processing/Management — 0.7%
Dun & Bradstreet Corp.	6,144	878,100
Fair Isaac Corp.†	2,709	625,725

		1,503,825

Security Description	Shares	Value (Note 2)

Diagnostic Equipment — 0.2%
Repligen Corp.†#	6,168	$338,500

Disposable Medical Products — 1.0%
STERIS PLC	18,711	2,140,913

Distribution/Wholesale — 1.9%
Fastenal Co.#	34,607	2,019,665
KAR Auction Services, Inc.	34,248	2,147,007

		4,166,672

E-Commerce/Products — 0.4%
Etsy, Inc.†	18,572	904,271

E-Commerce/Services — 2.4%
Cargurus, Inc.†#	6,861	338,385
TripAdvisor, Inc.†#	45,240	2,456,984
Zillow Group, Inc., Class A†#	19,000	913,900
Zillow Group, Inc., Class C†#	33,396	1,624,715

		5,333,984

E-Services/Consulting — 1.8%
CDW Corp.	44,525	3,898,609

Educational Software — 0.9%
2U, Inc.†	21,342	1,907,121

Electric - Integrated — 0.4%
Black Hills Corp.#	16,550	973,967

Electronic Components - Semiconductors — 1.4%
Monolithic Power Systems, Inc.	7,405	1,109,787
Silicon Laboratories, Inc.†	19,706	1,931,188

		3,040,975

Electronic Measurement Instruments — 2.8%
Keysight Technologies, Inc.†	47,538	3,084,741
National Instruments Corp.	65,755	3,139,801

		6,224,542

Enterprise Software/Service — 4.6%
Black Knight, Inc.†	29,469	1,573,645
Blackbaud, Inc.	30,318	3,170,353
Guidewire Software, Inc.†#	25,944	2,609,188
Veeva Systems, Inc., Class A†	27,439	2,863,534

		10,216,720

Finance - Auto Loans — 1.1%
Credit Acceptance Corp.†#	5,361	2,448,422

Food - Catering — 0.6%
Aramark	31,533	1,295,376

Gas - Distribution — 1.7%
NiSource, Inc.	33,225	899,401
UGI Corp.	51,856	2,802,817

		3,702,218

Hotels/Motels — 1.0%
Choice Hotels International, Inc.	28,509	2,225,127

Human Resources — 1.0%
Robert Half International, Inc.	27,159	2,123,291

Instruments - Controls — 1.0%
Mettler-Toledo International, Inc.†	3,768	2,202,245

Insurance - Property/Casualty — 4.5%
Alleghany Corp.	2,630	1,661,581
Fidelity National Financial, Inc.	31,847	1,277,065
Markel Corp.†	3,296	3,984,205
White Mountains Insurance Group, Ltd.	1,773	1,645,255
WR Berkley Corp.	18,147	1,420,184

		9,988,290

60

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Reinsurance — 0.7%
Fairfax Financial Holdings, Ltd.	3,014	$1,654,721

Internet Infrastructure Software — 1.0%
F5 Networks, Inc.†	11,558	2,185,849

Lasers - System/Components — 1.3%
II-VI, Inc.†#	55,724	2,772,269

Linen Supply & Related Items — 0.5%
UniFirst Corp.	5,682	1,052,306

Machine Tools & Related Products — 1.0%
Lincoln Electric Holdings, Inc.	23,311	2,194,964

Machinery - General Industrial — 2.3%
IDEX Corp.	24,201	3,707,835
Middleby Corp.†#	11,413	1,387,136

		5,094,971

Medical Instruments — 2.5%
Bio-Techne Corp.	5,750	1,104,977
Integra LifeSciences Holdings Corp.†	28,154	1,674,318
Teleflex, Inc.#	10,655	2,636,367

		5,415,662

Medical Products — 1.5%
Hill-Rom Holdings, Inc.	11,304	1,099,540
Varian Medical Systems, Inc.†	19,131	2,143,055

		3,242,595

Medical - Biomedical/Gene — 7.0%
Alnylam Pharmaceuticals, Inc.†#	15,897	1,950,085
BeiGene, Ltd. ADR†	8,074	1,433,377
Bluebird Bio, Inc.†#	11,619	1,955,478
Ionis Pharmaceuticals, Inc.†#	49,100	2,243,379
Sage Therapeutics, Inc.†#	15,667	2,573,461
Seattle Genetics, Inc.†#	23,643	1,814,837
Spark Therapeutics, Inc.†#	21,391	1,317,900
Ultragenyx Pharmaceutical, Inc.†#	25,651	2,173,409

		15,461,926

Medical - Drugs — 2.9%
Aerie Pharmaceuticals, Inc.†#	32,349	1,984,611
Alkermes PLC†#	47,465	2,128,331
Ironwood Pharmaceuticals, Inc.†#	74,535	1,434,053
PRA Health Sciences, Inc.†	9,010	951,456

		6,498,451

Multimedia — 1.0%
FactSet Research Systems, Inc.	10,060	2,307,663

Non-Hazardous Waste Disposal — 1.0%
Waste Connections, Inc.	26,688	2,118,760

Oil Companies - Exploration & Production — 4.0%
Diamondback Energy, Inc.	17,605	2,131,613
Newfield Exploration Co.†	82,842	2,259,930
WPX Energy, Inc.†	235,317	4,487,495

		8,879,038

Printing - Commercial — 0.6%
Cimpress NV†	10,039	1,405,460

Real Estate Investment Trusts — 0.8%
Equity Commonwealth†	53,587	1,717,999

Real Estate Management/Services — 0.6%
Redfin Corp.†#	63,669	1,261,283

Rental Auto/Equipment — 1.0%
AMERCO	5,620	2,106,882

Security Description	Shares	Value (Note 2)

Retail - Automobile — 1.4%
CarMax, Inc.†#	39,127	$3,053,863

Retail - Misc./Diversified — 0.6%
PriceSmart, Inc.#	15,269	1,326,113

Semiconductor Equipment — 0.9%
MKS Instruments, Inc.	22,198	2,062,194

Telecommunication Equipment — 1.2%
CommScope Holding Co., Inc.†	80,733	2,558,429

Therapeutics — 1.9%
Agios Pharmaceuticals, Inc.†#	26,048	2,102,595
Neurocrine Biosciences, Inc.†#	16,299	2,003,962

		4,106,557

Transport - Rail — 1.3%
Genesee & Wyoming, Inc., Class A†	33,336	2,929,901

Web Hosting/Design — 1.8%
VeriSign, Inc.†	24,729	3,922,267

Total Long-Term Investment Securities
(cost $185,977,288)		219,765,726

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(1)(2) (cost $1,319,787)	1,319,787	1,319,787

TOTAL INVESTMENTS
(cost $187,297,075)(3)	100.3%	221,085,513
Liabilities in excess of other assets	(0.3)	(641,698)

NET ASSETS	100.0%	$220,443,815

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At August 31, 2018, the Fund had loaned securities with a total value of $42,447,394. This was secured by collateral of $1,319,787, which was received in cash and subsequently invested in short-term investments currently valued at $1,319,787 as reported in the Portfolio of Investments. Additional collateral of $42,230,822 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$3,413,254
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	3,202,898
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	510,305
United States Treasury Bills	0.00%	09/06/2018 to 03/28/2019	3,555,526
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	31,548,839

(2)	The rate shown is the 7-day yield as of August 31, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

61

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$219,765,726	$—	$—	$219,765,726
Short-Term Investment Securities	1,319,787	—	—	1,319,787

Total Investments at Value	$221,085,513	$—	$—	$221,085,513

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

62

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	9.1%
Oil Companies — Exploration & Production	6.1
Banks — Commercial	5.3
Electric — Integrated	4.8
Banks — Super Regional	3.8
Aerospace/Defense — Equipment	2.8
Insurance — Property/Casualty	2.7
Diversified Manufacturing Operations	2.5
Chemicals — Diversified	2.2
Insurance — Reinsurance	1.9
Computer Services	1.9
Steel — Producers	1.6
Insurance — Multi-line	1.6
Airlines	1.6
Insurance Brokers	1.4
Electronic Parts Distribution	1.4
Finance — Credit Card	1.4
Registered Investment Companies	1.3
Gas — Distribution	1.2
Data Processing/Management	1.2
Oil Refining & Marketing	1.2
Insurance — Life/Health	1.2
Finance — Investment Banker/Broker	1.2
Semiconductor Equipment	1.1
Food — Misc./Diversified	1.1
Electronic Components — Semiconductors	1.0
Medical Labs & Testing Services	1.0
Human Resources	1.0
Power Converter/Supply Equipment	1.0
Medical — Hospitals	1.0
Building Products — Doors & Windows	0.9
Chemicals — Specialty	0.9
Auto/Truck Parts & Equipment — Original	0.9
Medical Products	0.9
Electronic Measurement Instruments	0.8
Repurchase Agreements	0.8
Computers	0.8
Electric Products — Misc.	0.8
Transport — Rail	0.7
Hazardous Waste Disposal	0.7
Electronic Components — Misc.	0.7
Finance — Consumer Loans	0.7
Agricultural Chemicals	0.7
Electronic Connectors	0.7
Food — Wholesale/Distribution	0.7
Machine Tools & Related Products	0.7
Savings & Loans/Thrifts	0.7
Computer Software	0.7
Hotels/Motels	0.7
Distribution/Wholesale	0.6
Medical — Wholesale Drug Distribution	0.6
Containers — Paper/Plastic	0.6
Web Hosting/Design	0.6
Consulting Services	0.6
Investment Management/Advisor Services	0.6
Building Products — Wood	0.5
Building Products — Cement	0.5
Cellular Telecom	0.5
Commercial Services — Finance	0.5
Building — Heavy Construction	0.5
Disposable Medical Products	0.5
Industrial Automated/Robotic	0.5
Retail — Apparel/Shoe	0.4
Oil — Field Services	0.4
Building — Residential/Commercial	0.4
Entertainment Software	0.4
Transport — Truck	0.4
Telecom Equipment — Fiber Optics	0.4
Metal — Aluminum	0.4

Semiconductor Components — Integrated Circuits	0.4
Office Automation & Equipment	0.4
E-Commerce/Services	0.4
Cruise Lines	0.4
E-Commerce/Products	0.4
Auto — Heavy Duty Trucks	0.4
Engines — Internal Combustion	0.3
Building & Construction Products — Misc.	0.3
Applications Software	0.3
Batteries/Battery Systems	0.3
Computers — Memory Devices	0.3
Finance — Leasing Companies	0.3
Rubber — Tires	0.3
Beverages — Non-alcoholic	0.3
Shipbuilding	0.3
Engineering/R&D Services	0.3
Capacitors	0.3
Television	0.3
Home Decoration Products	0.3
Metal Processors & Fabrication	0.2
Wire & Cable Products	0.2
Containers — Metal/Glass	0.2
Retail — Major Department Stores	0.2
Banks — Fiduciary	0.2
Toys	0.2
Retail — Gardening Products	0.2
Commercial Services	0.2
Aerospace/Defense	0.2
Dialysis Centers	0.2
Medical Instruments	0.2
Medical — Drugs	0.2
Retirement/Aged Care	0.2
Footwear & Related Apparel	0.2
Advertising Agencies	0.1
Medical — Biomedical/Gene	0.1

100.3%

*	Calculated as a percentage of net assets

63

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Advertising Agencies — 0.1%
Omnicom Group, Inc.#	14,583	$1,010,894

Aerospace/Defense — 0.2%
Spirit AeroSystems Holdings, Inc., Class A	20,260	1,732,230

Aerospace/Defense - Equipment — 2.8%
Arconic, Inc.	69,810	1,562,348
Curtiss-Wright Corp.	30,229	4,049,174
Harris Corp.	73,717	11,979,750
L3 Technologies, Inc.	12,126	2,591,569
Moog, Inc., Class A	69,733	5,502,631

		25,685,472

Agricultural Chemicals — 0.7%
Mosaic Co.	96,029	3,002,827
Nutrien, Ltd.	61,936	3,507,436

		6,510,263

Airlines — 1.6%
Delta Air Lines, Inc.	84,166	4,922,028
JetBlue Airways Corp.†	235,042	4,484,601
Southwest Airlines Co.	78,699	4,824,249

		14,230,878

Applications Software — 0.3%
CDK Global, Inc.	50,075	3,120,674

Auto - Heavy Duty Trucks — 0.4%
PACCAR, Inc.	47,463	3,247,418

Auto/Truck Parts & Equipment - Original — 0.9%
BorgWarner, Inc.	43,450	1,901,807
Lear Corp.	18,100	2,935,820
WABCO Holdings, Inc.†	24,055	2,960,689

		7,798,316

Banks - Commercial — 5.3%
BancorpSouth Bank	128,154	4,459,759
Bank OZK#	97,086	3,928,100
East West Bancorp, Inc.	119,798	7,593,995
First Midwest Bancorp, Inc.	120,947	3,287,340
IBERIABANK Corp.	77,364	6,703,591
Pinnacle Financial Partners, Inc.	40,147	2,591,489
Regions Financial Corp.	244,231	4,752,735
South State Corp.	58,358	4,811,617
Western Alliance Bancorp†	85,333	4,919,447
Zions Bancorporation#	105,289	5,610,851

		48,658,924

Banks - Fiduciary — 0.2%
State Street Corp.	24,305	2,112,348

Banks - Super Regional — 3.8%
Comerica, Inc.	92,881	9,054,040
Fifth Third Bancorp	222,525	6,548,911
Huntington Bancshares, Inc.	497,684	8,067,458
KeyCorp	181,309	3,820,180
SunTrust Banks, Inc.	100,745	7,410,802

		34,901,391

Batteries/Battery Systems — 0.3%
EnerSys	37,185	3,085,983

Beverages - Non-alcoholic — 0.3%
Coca-Cola European Partners PLC	59,839	2,551,535

Building & Construction Products - Misc. — 0.3%
Owens Corning	55,167	3,123,556

Security Description	Shares	Value (Note 2)

Building Products - Cement — 0.5%
Buzzi Unicem SpA#	154,095	$3,097,955
Cemex SAB de CV ADR†#	225,307	1,597,427

		4,695,382

Building Products - Doors & Windows — 0.9%
JELD-WEN Holding, Inc.†	136,673	3,323,887
Sanwa Holdings Corp.	423,621	4,857,287

		8,181,174

Building Products - Wood — 0.5%
Masco Corp.	125,780	4,775,867

Building - Heavy Construction — 0.5%
Granite Construction, Inc.	74,796	3,416,681
MasTec, Inc.†	25,111	1,099,862

		4,516,543

Building - Residential/Commercial — 0.4%
D.R. Horton, Inc.	16,444	731,923
Lennar Corp., Class A	30,669	1,584,667
Toll Brothers, Inc.	47,284	1,713,099

		4,029,689

Capacitors — 0.3%
KEMET Corp.†	91,844	2,373,249

Cellular Telecom — 0.5%
Millicom International Cellular SA SDR	79,341	4,567,780

Chemicals - Diversified — 2.2%
Celanese Corp., Series A	65,690	7,674,563
FMC Corp.	104,361	8,917,647
Olin Corp.	87,751	2,696,588
Westlake Chemical Corp.	9,358	884,986

		20,173,784

Chemicals - Specialty — 0.9%
Cabot Corp.	96,911	6,291,462
Versum Materials, Inc.	46,746	1,860,023

		8,151,485

Commercial Services — 0.2%
Atento SA	260,392	1,874,822

Commercial Services - Finance — 0.5%
Moody’s Corp.	17,219	3,065,326
Western Union Co.#	77,402	1,464,446

		4,529,772

Computer Services — 1.9%
Amdocs, Ltd.	70,733	4,617,450
Cognizant Technology Solutions Corp., Class A	13,280	1,041,550
DXC Technology Co.	79,286	7,222,162
Leidos Holdings, Inc.	67,911	4,806,062

		17,687,224

Computer Software — 0.7%
SS&C Technologies Holdings, Inc.	103,163	6,121,692

Computers — 0.8%
Hewlett Packard Enterprise Co.	58,224	962,443
HP, Inc.	252,702	6,229,104

		7,191,547

Computers - Memory Devices — 0.3%
NetApp, Inc.	21,751	1,888,204
Western Digital Corp.	17,109	1,081,973

		2,970,177

64

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Consulting Services — 0.6%
Booz Allen Hamilton Holding Corp.	99,840	$5,107,814

Containers - Metal/Glass — 0.2%
Crown Holdings, Inc.†#	50,897	2,178,901

Containers - Paper/Plastic — 0.6%
Berry Global Group, Inc.†	42,464	2,026,807
Graphic Packaging Holding Co.	243,850	3,467,547

		5,494,354

Cruise Lines — 0.4%
Norwegian Cruise Line Holdings, Ltd.†	63,297	3,393,352

Data Processing/Management — 1.2%
Dun & Bradstreet Corp.	21,824	3,119,086
Fidelity National Information Services, Inc.	71,256	7,707,762

		10,826,848

Dialysis Centers — 0.2%
DaVita, Inc.†	24,234	1,679,174

Disposable Medical Products — 0.5%
STERIS PLC	39,177	4,482,632

Distribution/Wholesale — 0.6%
KAR Auction Services, Inc.	27,066	1,696,768
WESCO International, Inc.†	65,650	4,014,497

		5,711,265

Diversified Manufacturing Operations — 2.5%
Dover Corp.	45,859	3,937,912
Eaton Corp. PLC	58,445	4,859,117
Ingersoll-Rand PLC	18,910	1,915,394
ITT, Inc.	30,104	1,779,448
Parker-Hannifin Corp.	30,700	5,390,920
Textron, Inc.	68,386	4,720,686

		22,603,477

E-Commerce/Products — 0.4%
eBay, Inc.†	98,003	3,391,884

E-Commerce/Services — 0.4%
Expedia Group, Inc.	17,140	2,236,770
IAC/InterActiveCorp†	6,859	1,352,595

		3,589,365

Electric Products - Misc. — 0.8%
AMETEK, Inc.	91,696	7,056,924

Electric - Integrated — 4.8%
Alliant Energy Corp.	254,963	10,922,615
DTE Energy Co.	38,796	4,311,787
Edison International	37,000	2,432,010
Entergy Corp.	66,461	5,555,475
Evergy, Inc.	96,256	5,491,405
PG&E Corp.	28,327	1,308,141
Pinnacle West Capital Corp.	87,161	6,846,496
Xcel Energy, Inc.	139,735	6,714,267

		43,582,196

Electronic Components - Misc. — 0.7%
Flex, Ltd.†	122,720	1,692,309
Sensata Technologies Holding PLC†#	93,810	4,967,239

		6,659,548

Electronic Components - Semiconductors — 1.0%
Qorvo, Inc.†	20,825	1,667,874
Silicon Motion Technology Corp. ADR	131,254	7,730,861

		9,398,735

Security Description	Shares	Value (Note 2)

Electronic Connectors — 0.7%
TE Connectivity, Ltd.	70,082	$6,425,118

Electronic Measurement Instruments — 0.8%
Itron, Inc.†	19,400	1,288,160
Keysight Technologies, Inc.†	95,760	6,213,866

		7,502,026

Electronic Parts Distribution — 1.4%
Arrow Electronics, Inc.†	169,802	13,164,749

Engineering/R&D Services — 0.3%
Fluor Corp.	43,382	2,490,561

Engines - Internal Combustion — 0.3%
Cummins, Inc.	22,170	3,143,706

Entertainment Software — 0.4%
Activision Blizzard, Inc.	34,166	2,463,369
NetEase, Inc. ADR	7,726	1,527,507

		3,990,876

Finance - Consumer Loans — 0.7%
Navient Corp.	132,888	1,812,593
SLM Corp.†	222,524	2,607,981
Synchrony Financial	68,582	2,171,992

		6,592,566

Finance - Credit Card — 1.4%
Alliance Data Systems Corp.	9,175	2,188,971
Discover Financial Services	130,838	10,221,065

		12,410,036

Finance - Investment Banker/Broker — 1.2%
E*TRADE Financial Corp.†	72,917	4,291,895
TD Ameritrade Holding Corp.	106,871	6,259,434

		10,551,329

Finance - Leasing Companies — 0.3%
Air Lease Corp.	63,989	2,956,932

Food - Misc./Diversified — 1.1%
Ingredion, Inc.	23,620	2,387,273
Nomad Foods, Ltd.†	120,879	2,520,327
Post Holdings, Inc.†	53,169	5,171,217

		10,078,817

Food - Wholesale/Distribution — 0.7%
US Foods Holding Corp.†	196,392	6,400,415

Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	50,172	1,479,071

Gas - Distribution — 1.2%
UGI Corp.	207,445	11,212,402

Hazardous Waste Disposal — 0.7%
Clean Harbors, Inc.†	99,050	6,793,839

Home Decoration Products — 0.3%
Newell Brands, Inc.#	106,100	2,304,492

Hotels/Motels — 0.7%
Wyndham Hotels & Resorts, Inc.	57,223	3,247,405
Wyndham Worldwide Corp.†	63,714	2,816,159

		6,063,564

Human Resources — 1.0%
ManpowerGroup, Inc.	29,926	2,804,964
Robert Half International, Inc.	82,312	6,435,152

		9,240,116

65

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Industrial Automated/Robotic — 0.5%
Ichor Holdings, Ltd.†#	159,365	$4,132,334

Insurance Brokers — 1.4%
Aon PLC	37,262	5,423,857
Jardine Lloyd Thompson Group PLC	298,664	5,591,211
Marsh & McLennan Cos., Inc.	25,768	2,180,746

		13,195,814

Insurance - Life/Health — 1.2%
CNO Financial Group, Inc.	238,486	5,153,683
Torchmark Corp.	19,160	1,684,547
Unum Group	103,047	3,800,373

		10,638,603

Insurance - Multi-line — 1.6%
Allstate Corp.	68,256	6,864,506
Assurant, Inc.	45,054	4,632,452
Loews Corp.	61,457	3,091,902

		14,588,860

Insurance - Property/Casualty — 2.7%
Alleghany Corp.	13,210	8,345,814
Hanover Insurance Group, Inc.	33,724	4,130,853
Lancashire Holdings, Ltd.	585,179	4,608,831
Travelers Cos., Inc.	24,738	3,255,521
WR Berkley Corp.	61,828	4,838,659

		25,179,678

Insurance - Reinsurance — 1.9%
Everest Re Group, Ltd.	17,646	3,935,411
Reinsurance Group of America, Inc.	97,446	13,920,161

		17,855,572

Investment Management/Advisor Services — 0.6%
Raymond James Financial, Inc.	54,728	5,091,893

Machine Tools & Related Products — 0.7%
Milacron Holdings Corp.†	300,348	6,367,378

Medical Instruments — 0.2%
Boston Scientific Corp.†	46,510	1,653,896

Medical Labs & Testing Services — 1.0%
ICON PLC†	28,584	4,259,587
Laboratory Corp. of America Holdings†	28,886	4,993,523

		9,253,110

Medical Products — 0.9%
Hill-Rom Holdings, Inc.	62,379	6,067,605
Zimmer Biomet Holdings, Inc.	13,922	1,721,177

		7,788,782

Medical - Biomedical/Gene — 0.1%
Five Prime Therapeutics, Inc.†	38,707	541,898

Medical - Drugs — 0.2%
Jazz Pharmaceuticals PLC†	9,346	1,597,418

Medical - Hospitals — 1.0%
Acadia Healthcare Co., Inc.†#	146,974	6,103,830
Universal Health Services, Inc., Class B	20,367	2,650,969

		8,754,799

Medical - Wholesale Drug Distribution — 0.6%
McKesson Corp.	43,833	5,643,499

Metal Processors & Fabrication — 0.2%
Timken Co.	45,649	2,220,824

Metal - Aluminum — 0.4%
Alcoa Corp.†	83,625	3,735,529

Security Description	Shares	Value (Note 2)

Office Automation & Equipment — 0.4%
Xerox Corp.	130,910	$3,647,153

Oil Companies - Exploration & Production — 6.1%
Anadarko Petroleum Corp.	47,099	3,033,176
Cimarex Energy Co.	45,418	3,836,913
Diamondback Energy, Inc.	122,718	14,858,695
Energen Corp.†	77,091	5,978,407
Enerplus Corp.	103,907	1,285,329
EQT Corp.	116,460	5,941,789
Laredo Petroleum, Inc.†	202,499	1,678,717
Newfield Exploration Co.†	274,210	7,480,449
Noble Energy, Inc.	112,640	3,347,661
Pioneer Natural Resources Co.	26,140	4,566,658
WPX Energy, Inc.†	226,461	4,318,611

		56,326,405

Oil Refining & Marketing — 1.2%
Andeavor	28,313	4,325,943
Delek US Holdings, Inc.	44,508	2,425,686
Marathon Petroleum Corp.	48,603	3,999,541

		10,751,170

Oil - Field Services — 0.4%
Apergy Corp.†	49,721	2,248,384
TechnipFMC PLC	60,124	1,841,598

		4,089,982

Power Converter/Supply Equipment — 1.0%
Hubbell, Inc.	72,684	9,184,350

Real Estate Investment Trusts — 9.1%
American Assets Trust, Inc.	51,019	2,015,251
American Homes 4 Rent, Class A	88,439	2,051,785
Boston Properties, Inc.	51,994	6,782,617
Brixmor Property Group, Inc.	335,795	6,118,185
Corporate Office Properties Trust	204,407	6,291,647
Douglas Emmett, Inc.	105,133	4,106,495
Duke Realty Corp.	161,353	4,596,947
Equity LifeStyle Properties, Inc.	32,345	3,133,584
Equity Residential	69,121	4,682,948
Extra Space Storage, Inc.	37,597	3,466,819
Kilroy Realty Corp.#	24,680	1,805,095
Life Storage, Inc.	35,840	3,497,984
Park Hotels & Resorts, Inc.	182,975	6,120,514
Prologis, Inc.	44,429	2,984,759
PS Business Parks, Inc.	49,080	6,401,504
Regency Centers Corp.	74,075	4,891,172
SL Green Realty Corp.#	62,050	6,478,020
STORE Capital Corp.	278,720	8,029,923

		83,455,249

Retail - Apparel/Shoe — 0.4%
Caleres, Inc.	101,708	4,117,140

Retail - Gardening Products — 0.2%
Tractor Supply Co.	21,364	1,886,014

Retail - Major Department Stores — 0.2%
Nordstrom, Inc.#	33,833	2,126,404

Retirement/Aged Care — 0.2%
Brookdale Senior Living, Inc.†	159,461	1,581,853

Rubber - Tires — 0.3%
Goodyear Tire & Rubber Co.	112,977	2,563,448

Savings & Loans/Thrifts — 0.7%
Sterling Bancorp	275,723	6,300,271

66

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Components - Integrated Circuits — 0.4%
Marvell Technology Group, Ltd.	180,371	$3,730,072

Semiconductor Equipment — 1.1%
Axcelis Technologies, Inc.†	107,813	2,177,823
KLA-Tencor Corp.	27,259	3,167,768
Teradyne, Inc.	122,187	5,032,883

		10,378,474

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	10,350	2,530,265

Steel - Producers — 1.6%
Commercial Metals Co.	157,580	3,403,728
Reliance Steel & Aluminum Co.	74,086	6,511,419
Steel Dynamics, Inc.	108,551	4,964,037

		14,879,184

Telecom Equipment - Fiber Optics — 0.4%
Acacia Communications, Inc.†#	92,872	3,786,391

Television — 0.3%
TEGNA, Inc.	202,568	2,357,892

Toys — 0.2%
Hasbro, Inc.#	19,235	1,910,228

Transport - Rail — 0.7%
Genesee & Wyoming, Inc., Class A†	78,006	6,855,947

Transport - Truck — 0.4%
Knight-Swift Transportation Holdings, Inc.#	79,825	2,724,427
Schneider National, Inc., Class B	39,595	1,071,045

		3,795,472

Web Hosting/Design — 0.6%
VeriSign, Inc.†	34,576	5,484,099

Wire & Cable Products — 0.2%
Belden, Inc.#	30,325	2,205,234

Total Long-Term Investment Securities
(cost $770,364,300)		899,749,737

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
State Street Institutional Liquid Reserves Fund, Administration Class 1.82%(3)	10,393,279	10,394,318
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(1)(3)	1,545,425	1,545,425

Total Short-Term Investment Securities
(cost $11,939,743)		11,939,743

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount of $7,422,289 collateralized by $6,695,000 of United States Treasury Notes, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $7,648,669 (cost $7,422,000)	$7,422,000	$7,422,000

TOTAL INVESTMENTS
(cost $789,726,043)(2)	100.3%	919,111,480
Liabilities in excess of other assets	(0.3)	(2,827,203)

NET ASSETS	100.0%	$916,284,277

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)

At August 31, 2018, the Fund had loaned securities with a total value of $43,355,754. This was secured by collateral of $1,545,425, which was received in cash and subsequently invested in short-term investments currently valued at $1,545,425 as reported in the Portfolio of Investments. Additional collateral of $42,612,937 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	11/01/2034 to 05/01/2048	$4,013,783
Federal National Mtg. Assoc.	3.00% to 4.50%	01/01/2033 to 06/01/2048	3,724,709
Government National Mtg. Assoc.	2.50% to 4.00%	09/20/2046 to 03/20/2048	579,228
United States Treasury Bills	0.00%	09/13/2018 to 03/28/2019	722,295
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	33,572,922

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of August 31, 2018.

ADR—American Depository Receipt

SDR—Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$899,749,737	$—	$—	$899,749,737
Short-Term Investment Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	11,939,743	—	—	11,939,743
Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	—	7,422,000	—	7,422,000

Total Investments at Value	$911,689,480	$7,422,000	$—	$919,111,480

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $9,425,067 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Financial Statements

67

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	47.4%
Domestic Fixed Income Investment Companies	32.1
International Equity Investment Companies	13.8
Real Estate Investment Companies	4.0
International Fixed Income Investment Companies	2.7

100.0%

*	Calculated as a percentage of net assets

68

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 47.4%
VALIC Co. I Blue Chip Growth Fund	789,626	$17,529,694
VALIC Co. I Dividend Value Fund	3,001,946	39,505,611
VALIC Co. I Large Cap Core Fund	719,871	9,048,778
VALIC Co. I Large Capital Growth Fund	239,452	3,895,884
VALIC Co. I Mid Cap Index Fund	1,216,743	35,954,768
VALIC Co. I Mid Cap Strategic Growth Fund	645,314	10,996,154
VALIC Co. I Nasdaq-100 Index Fund	1,320,032	20,275,685
VALIC Co. I Science & Technology Fund	912,502	30,167,305
VALIC Co. I Small Cap Index Fund	303,674	7,400,536
VALIC Co. I Small Cap Special Values Fund	1,989,404	29,403,393
VALIC Co. I Stock Index Fund	1,444,186	61,363,473
VALIC Co. I Value Fund	771,292	14,423,156
VALIC Co. II Capital Appreciation Fund	1,334,500	26,863,489
VALIC Co. II Large Cap Value Fund	2,021,159	46,001,586
VALIC Co. II Mid Cap Growth Fund	1,040,371	11,142,378
VALIC Co. II Mid Cap Value Fund	1,394,314	30,856,167
VALIC Co. II Small Cap Growth Fund	678,914	15,825,486
VALIC Co. II Small Cap Value Fund	2,954,640	46,506,035

Total Domestic Equity Investment Companies
(cost $400,577,771)		457,159,578

Domestic Fixed Income Investment Companies — 32.1%
VALIC Co. I Capital Conservation Fund	3,013,209	28,866,538
VALIC Co. I Inflation Protected Fund	3,957,754	43,099,943
VALIC Co. II Core Bond Fund	5,244,331	56,324,113
VALIC Co. II High Yield Bond Fund	5,711,491	43,007,529
VALIC Co. II Strategic Bond Fund	12,788,044	138,878,160

Total Domestic Fixed Income Investment Companies
(cost $316,282,972)		310,176,283

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 13.8%
VALIC Co. I Emerging Economies Fund	1,552,133	$12,758,533
VALIC Co. I Foreign Value Fund	3,622,263	37,671,537
VALIC Co. I International Equities Index Fund	5,735,602	42,099,317
VALIC Co. I International Growth Fund	975,518	14,466,933
VALIC Co. II International Opportunities Fund	1,225,207	26,109,153

Total International Equity Investment Companies
(cost $131,164,702)		133,105,473

International Fixed Income Investment Companies — 2.7%
VALIC Co. I International Government Bond Fund (cost $26,612,598)	2,250,537	25,791,156

Real Estate Investment Companies — 4.0%
VALIC Co. I Global Real Estate Fund ($38,625,863)	4,919,258	38,517,791

TOTAL INVESTMENTS
(cost $913,263,906)(2)	100.0%	964,750,281
Liabilities in excess of other assets	(0.0)	(142,806)

NET ASSETS	100.0%	$964,607,475

#

The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com

(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$964,750,281	$—	$—	$964,750,281

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

69

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	7.8%
Enterprise Software/Service	6.2
Medical — Drugs	3.7
Registered Investment Companies	3.4
Medical Products	2.9
Semiconductor Equipment	2.7
Electronic Components — Semiconductors	2.6
Building & Construction Products — Misc.	2.6
Computer Software	2.5
Internet Application Software	2.4
Distribution/Wholesale	2.3
Medical Labs & Testing Services	2.0
Banks — Commercial	1.9
Applications Software	1.8
Educational Software	1.8
Retail — Automobile	1.8
Retail — Discount	1.7
Internet Security	1.7
Therapeutics	1.6
Non-Hazardous Waste Disposal	1.6
Retail — Vision Service Center	1.5
Food — Wholesale/Distribution	1.5
Footwear & Related Apparel	1.5
Finance — Investment Banker/Broker	1.5
Schools	1.4
Casino Hotels	1.4
Medical — Outpatient/Home Medical	1.4
Miscellaneous Manufacturing	1.4
Aerospace/Defense — Equipment	1.4
Retail — Misc./Diversified	1.3
Television	1.3
Internet Telephone	1.2
Transport — Truck	1.2
Steel Pipe & Tube	1.2
Chemicals — Specialty	1.2
Diversified Manufacturing Operations	1.1
Retail — Restaurants	1.1
Building Products — Air & Heating	1.1
Drug Delivery Systems	1.1
Patient Monitoring Equipment	1.1
Electric Products — Misc.	1.0
Machinery — General Industrial	0.9
Real Estate Investment Trusts	0.9
Machinery — Pumps	0.9
Oil Companies — Exploration & Production	0.9
Telecom Equipment — Fiber Optics	0.9
Transport — Marine	0.8
Telecommunication Equipment	0.8
Retail — Pet Food & Supplies	0.8
Machinery — Construction & Mining	0.8
Advanced Materials	0.8
Water Treatment Systems	0.7
Medical — Hospitals	0.7
Real Estate Management/Services	0.7
E-Commerce/Products	0.7
Retail — Floor Coverings	0.7
Gambling (Non-Hotel)	0.6
Computers	0.6
E-Commerce/Services	0.6
Savings & Loans/Thrifts	0.6
Building — residential/Commercial	0.6
Building — Mobile Home/Manufactured Housing	0.6
Medical — HMO	0.5
Beverages — Non-alcoholic	0.5
Diagnostic Equipment	0.5
Data Processing/Management	0.5
Investment Companies	0.5
Medical Instruments	0.4

Building Products — Cement	0.4
Oil Field Machinery & Equipment	0.3
Retail — Apparel/Shoe	0.3
Investment Management/Advisor Services	0.2

101.6%

*	Calculated as a percentage of net assets

70

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Advanced Materials — 0.8%
Hexcel Corp.	24,822	$1,641,231

Aerospace/Defense - Equipment — 1.4%
HEICO Corp.	32,235	2,923,070

Applications Software — 1.8%
HubSpot, Inc.†#	19,776	2,841,811
Smartsheet, Inc., Class A†#	36,129	1,074,115

		3,915,926

Banks - Commercial — 1.9%
Bank OZK	21,816	882,675
Signature Bank	5,090	589,117
Texas Capital Bancshares, Inc.†	28,639	2,546,007

		4,017,799

Beverages - Non-alcoholic — 0.5%
Primo Water Corp.†	53,019	1,060,380

Building & Construction Products - Misc. — 2.6%
Summit Materials, Inc., Class A†	91,716	1,950,800
Trex Co., Inc.†	42,046	3,561,296

		5,512,096

Building Products - Air & Heating — 1.1%
Lennox International, Inc.	10,515	2,342,847

Building Products - Cement — 0.4%
Eagle Materials, Inc.	9,962	919,791

Building Products - Doors & Windows — 0.0%
Masonite International Corp.†	547	36,622

Building - Mobile Home/Manufactured Housing — 0.6%
Winnebago Industries, Inc.	32,265	1,192,192

Building - Residential/Commercial — 0.6%
TRI Pointe Group, Inc.†	85,327	1,236,388

Casino Hotels — 1.4%
Boyd Gaming Corp.	83,861	3,054,218

Chemicals - Specialty — 1.2%
Ferro Corp.†	114,305	2,508,995

Computer Software — 2.5%
Cloudera, Inc.†#	110,356	1,656,444
Envestnet, Inc.†	59,820	3,780,624

		5,437,068

Computers — 0.6%
Nutanix, Inc., Class A†	24,291	1,368,069

Data Processing/Management — 0.5%
DocuSign, Inc.†#	16,557	1,033,819

Diagnostic Equipment — 0.5%
GenMark Diagnostics, Inc.†#	121,720	1,041,923

Distribution/Wholesale — 2.3%
H&E Equipment Services, Inc.	45,608	1,587,614
Pool Corp.	13,245	2,175,624
SiteOne Landscape Supply, Inc.†#	14,249	1,287,682

		5,050,920

Diversified Manufacturing Operations — 1.1%
ITT, Inc.	40,241	2,378,646

Drug Delivery Systems — 1.1%
Nektar Therapeutics†	15,309	1,017,895
Revance Therapeutics, Inc.†	46,570	1,276,018

		2,293,913

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 0.7%
Wayfair, Inc., Class A†#	11,326	$1,530,935

E-Commerce/Services — 0.6%
Groupon, Inc.†#	314,709	1,343,807

Educational Software — 1.8%
2U, Inc.†	21,390	1,911,410
Instructure, Inc.†#	48,562	1,988,614

		3,900,024

Electric Products - Misc. — 1.0%
Littelfuse, Inc.	9,675	2,162,943

Electronic Components - Semiconductors — 2.6%
Inphi Corp.†#	79,929	2,962,968
Monolithic Power Systems, Inc.	18,003	2,698,110

		5,661,078

Enterprise Software/Service — 6.2%
Domo, Inc., Class B†#	26,588	625,084
Evolent Health, Inc., Class A†#	92,573	2,360,612
Guidewire Software, Inc.†	8,534	858,264
ManTech International Corp., Class A	8,001	530,626
Paycom Software, Inc.†#	17,254	2,676,440
Pluralsight, Inc., Class A†#	58,409	1,995,836
SailPoint Technologies Holding, Inc.†	83,516	2,583,150
Tyler Technologies, Inc.†	6,692	1,652,589

		13,282,601

Finance - Investment Banker/Broker — 1.5%
Evercore, Inc., Class A	29,562	3,138,006

Food - Wholesale/Distribution — 1.5%
Performance Food Group Co.†	100,398	3,323,174

Footwear & Related Apparel — 1.5%
Wolverine World Wide, Inc.	82,834	3,245,436

Gambling (Non-Hotel) — 0.6%
Red Rock Resorts, Inc., Class A	42,332	1,381,716

Internet Application Software — 2.4%
Okta, Inc.†	40,997	2,534,845
Zendesk, Inc.†	37,151	2,559,332

		5,094,177

Internet Security — 1.7%
Proofpoint, Inc.†	20,335	2,412,748
Zscaler, Inc.†#	27,763	1,187,979

		3,600,727

Internet Telephone — 1.2%
RingCentral, Inc., Class A†	27,830	2,592,364

Investment Companies — 0.5%
PennantPark Investment Corp.	129,506	1,007,557

Investment Management/Advisor Services — 0.2%
WisdomTree Investments, Inc.#	46,092	378,876

Machinery - Construction & Mining — 0.8%
Oshkosh Corp.	24,354	1,711,112

Machinery - General Industrial — 0.9%
Applied Industrial Technologies, Inc.	25,483	1,963,465

Machinery - Pumps — 0.9%
Graco, Inc.	41,456	1,948,847

Medical Instruments — 0.4%
TransEnterix, Inc.†#	161,284	935,447

71

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Labs & Testing Services — 2.0%
Teladoc Health, Inc.†#	55,109	$4,273,703

Medical Products — 2.9%
iRhythm Technologies, Inc.†	25,084	2,335,070
K2M Group Holdings, Inc.†#	74,883	2,047,301
Nevro Corp.†#	26,507	1,787,102

		6,169,473

Medical - Biomedical/Gene — 7.8%
ACADIA Pharmaceuticals, Inc.†#	21,821	310,295
Adverum Biotechnologies, Inc.†	131,750	1,001,300
Atara Biotherapeutics, Inc.†#	31,005	1,269,655
Avrobio, Inc.†#	25,643	880,837
Bellicum Pharmaceuticals, Inc.†#	89,940	650,266
Biohaven Pharmaceutical Holding Co., Ltd.†#	38,638	1,462,835
Exact Sciences Corp.†#	19,810	1,483,571
FibroGen, Inc.†	30,428	1,860,672
Halozyme Therapeutics, Inc.†#	96,582	1,778,075
Homology Medicines, Inc.†#	66,159	1,101,547
Insmed, Inc.†#	13,822	275,472
REGENXBIO, Inc.†	25,774	1,815,778
Rubius Therapeutics, Inc.†#	14,778	371,223
Sage Therapeutics, Inc.†#	6,606	1,085,102
Spark Therapeutics, Inc.†#	21,804	1,343,344

		16,689,972

Medical - Drugs — 3.7%
Clementia Pharmaceuticals, Inc.†#	49,528	479,431
Clovis Oncology, Inc.†#	13,409	479,372
Coherus Biosciences, Inc.†#	44,655	899,798
Global Blood Therapeutics, Inc.†#	9,231	451,858
Horizon Pharma PLC†	97,746	2,066,350
Optinose, Inc.†#	59,661	887,159
TherapeuticsMD, Inc.†#	260,806	1,690,023
Tricida, Inc.†	32,659	1,006,877

		7,960,868

Medical - HMO — 0.5%
WellCare Health Plans, Inc.†	3,577	1,082,293

Medical - Hospitals — 0.7%
Acadia Healthcare Co., Inc.†#	38,443	1,596,538

Medical - Outpatient/Home Medical — 1.4%
Amedisys, Inc.†	24,088	3,011,241

Miscellaneous Manufacturing — 1.4%
John Bean Technologies Corp.	24,860	2,940,938

Non-Hazardous Waste Disposal — 1.6%
Advanced Disposal Services, Inc.†	128,154	3,419,149

Oil Companies - Exploration & Production — 0.9%
Centennial Resource Development, Inc., Class A†#	38,528	742,434
Jagged Peak Energy, Inc.†#	86,903	1,147,989

		1,890,423

Oil Field Machinery & Equipment — 0.3%
Forum Energy Technologies, Inc.†	60,423	722,055

Patient Monitoring Equipment — 1.1%
Insulet Corp.†#	21,928	2,286,433

Real Estate Investment Trusts — 0.9%
CubeSmart	30,055	918,180
Highwoods Properties, Inc.	20,891	1,039,119

		1,957,299

Real Estate Management/Services — 0.7%
RE/MAX Holdings, Inc., Class A	32,308	1,591,169

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe — 0.3%
Burlington Stores, Inc.†	3,947	$663,806

Retail - Automobile — 1.8%
Lithia Motors, Inc., Class A#	19,602	1,693,613
Rush Enterprises, Inc., Class A	51,329	2,205,094

		3,898,707

Retail - Discount — 1.7%
Ollie’s Bargain Outlet Holdings, Inc.†	41,739	3,635,467

Retail - Floor Coverings — 0.7%
Floor & Decor Holdings, Inc., Class A†#	40,731	1,497,272

Retail - Misc./Diversified — 1.3%
Hudson, Ltd., Class A†	140,834	2,901,180

Retail - Pet Food & Supplies — 0.8%
Freshpet, Inc.†#	46,172	1,715,290

Retail - Restaurants — 1.1%
Texas Roadhouse, Inc.	34,447	2,375,121

Retail - Vision Service Center — 1.5%
National Vision Holdings, Inc.†	75,321	3,332,954

Savings & Loans/Thrifts — 0.6%
BofI Holding, Inc.†#	35,819	1,333,900

Schools — 1.4%
Bright Horizons Family Solutions, Inc.†	25,817	3,083,324

Semiconductor Equipment — 2.7%
Entegris, Inc.	96,359	3,266,570
MKS Instruments, Inc.	27,296	2,535,798

		5,802,368

Steel Pipe & Tube — 1.2%
Advanced Drainage Systems, Inc.	82,572	2,588,632

Telecom Equipment - Fiber Optics — 0.9%
Ciena Corp.†	58,783	1,856,367

Telecommunication Equipment — 0.8%
Quantenna Communications, Inc.†	94,392	1,724,542

Television — 1.3%
World Wrestling Entertainment, Inc., Class A#	31,330	2,738,555

Therapeutics — 1.6%
G1 Therapeutics, Inc.†	25,148	1,525,981
Neurocrine Biosciences, Inc.†	11,361	1,396,835
Portola Pharmaceuticals, Inc.†#	18,903	564,254

		3,487,070

Transport - Marine — 0.8%
Kirby Corp.†	20,648	1,802,570

Transport - Truck — 1.2%
Saia, Inc.†	32,682	2,590,049

Water Treatment Systems — 0.7%
Evoqua Water Technologies Corp.†#	82,755	1,603,792

Total Long-Term Investment Securities
(cost $164,381,740)		211,390,725

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Registered Investment Companies — 3.4%
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(1)(2) (cost $7,401,942)	7,401,942	7,401,942

TOTAL INVESTMENTS
(cost $171,783,682)(3)	101.6%	218,792,667
Liabilities in excess of other assets	(1.6)	(3,408,930)

NET ASSETS	100.0%	$215,383,737

72

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)

At August 31, 2018, the Fund had loaned securities with a total value of $45,957,341. This was secured by collateral of $7,401,942, which was received in cash and subsequently invested in short-term investments currently valued at $7,401,942 as reported in the Portfolio of Investments. Additional collateral of $39,336,187 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$670,169
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	628,867
Government National Mtg. Assoc.	2.50% to 2.50%	09/20/2046 to 09/20/2046	100,195
United States Treasury Bills	0.00%	09/13/2018 to 03/28/2019	752,351
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 02/15/2048	37,184,605

(2)	The rate shown is the 7-day yield as of August 31, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$211,390,725	$—	$—	$211,390,725
Short-Term Investment Securities	7,401,942	—	—	7,401,942

Total Investments at Value	$218,792,667	$—	$—	$218,792,667

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

73

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited)

Industry Allocation*

Banks — Commercial	15.3%
Real Estate Investment Trusts	11.9
Repurchase Agreements	2.9
Savings & Loans/Thrifts	2.7
Oil Companies — Exploration & Production	2.4
Electric — Integrated	2.3
Consulting Services	1.8
Insurance — Life/Health	1.8
Oil — Field Services	1.7
Electronic Components — Misc.	1.7
Computer Services	1.6
Insurance — Property/Casualty	1.6
Electronic Components — Semiconductors	1.5
Gas — Distribution	1.5
Medical — Biomedical/Gene	1.4
Building — Residential/Commercial	1.4
Coal	1.3
Paper & Related Products	1.2
Retail — Apparel/Shoe	1.2
Medical — HMO	1.2
Human Resources	1.2
Medical — Drugs	1.2
Transport — Truck	1.1
Auto/Truck Parts & Equipment — Original	1.1
Building & Construction — Misc.	1.0
Oil Refining & Marketing	1.0
Printing — Commercial	0.9
Office Supplies & Forms	0.9
Electronic Parts Distribution	0.9
Engineering/R&D Services	0.8
Registered Investment Companies	0.7
Financial Guarantee Insurance	0.7
Enterprise Software/Service	0.7
Energy — Alternate Sources	0.7
Rubber/Plastic Products	0.7
Semiconductor Components — Integrated Circuits	0.7
E-Commerce/Services	0.7
Aerospace/Defense — Equipment	0.7
Investment Management/Advisor Services	0.6
Gambling (Non-Hotel)	0.6
Machinery — General Industrial	0.6
Medical — Wholesale Drug Distribution	0.6
Commercial Services — Finance	0.6
Publishing — Newspapers	0.6
Consumer Products — Misc.	0.6
Retail — Restaurants	0.6
Computers — Integrated Systems	0.6
Retail — Regional Department Stores	0.6
Medical — Generic Drugs	0.6
Steel — Producers	0.5
Retail — Jewelry	0.5
Independent Power Producers	0.5
Distribution/Wholesale	0.5
Medical — Hospitals	0.5
Auto — Truck Trailers	0.5
Metal Processors & Fabrication	0.4
Real Estate Operations & Development	0.4
Data Processing/Management	0.4
Food — Misc./Diversified	0.4
Oil & Gas Drilling	0.4
Retail — Office Supplies	0.4
Footwear & Related Apparel	0.4
Racetracks	0.4
Capacitors	0.4
Airlines	0.4
Food — Wholesale/Distribution	0.3
Transport — Marine	0.3
Retail — Discount	0.3
Finance — Consumer Loans	0.3

Auto/Truck Parts & Equipment — Replacement	0.3
Metal — Aluminum	0.3
Electronic Measurement Instruments	0.3
Water	0.3
Diversified Manufacturing Operations	0.3
Metal Products — Distribution	0.3
Applications Software	0.3
Finance — Investment Banker/Broker	0.3
Dialysis Centers	0.3
Medical Information Systems	0.3
Chemicals — Specialty	0.3
Wireless Equipment	0.2
Telecom Equipment — Fiber Optics	0.2
Retail — Sporting Goods	0.2
Cosmetics & Toiletries	0.2
Retail — Misc./Diversified	0.2
Oil Field Machinery & Equipment	0.2
Telephone — Integrated	0.2
Retail — Appliances	0.2
Semiconductor Equipment	0.2
Building — Maintenance & Services	0.2
Travel Services	0.2
Broadcast Services/Program	0.2
Schools	0.2
Finance — Mortgage Loan/Banker	0.2
Toys	0.2
Medical Imaging Systems	0.2
Banks — Mortgage	0.2
E-Services/Consulting	0.2
Medical Products	0.2
Internet Content — Entertainment	0.2
Retail — Pawn Shops	0.2
Machinery — Farming	0.2
Publishing — Books	0.2
Building Products — Wood	0.2
Metal — Iron	0.1
Electric — Generation	0.1
Containers — Paper/Plastic	0.1
Electric — Distribution	0.1
Retail — Hair Salons	0.1
Power Converter/Supply Equipment	0.1
Insurance — Reinsurance	0.1
Machinery — Pumps	0.1
Telecommunication Equipment	0.1
Networking Products	0.1
E-Marketing/Info	0.1
Insurance — Multi-line	0.1
Pipelines	0.1
Circuit Boards	0.1
Textile — Apparel	0.1
Machine Tools & Related Products	0.1
Commercial Services	0.1
Communications Software	0.1
Medical Instruments	0.1
Retirement/Aged Care	0.1
Building — Heavy Construction	0.1
Dental Supplies & Equipment	0.1
Engines — Internal Combustion	0.1
Tobacco	0.1
Diagnostic Kits	0.1
Television	0.1
Home Furnishings	0.1
Agricultural Operations	0.1
Housewares	0.1
Industrial Automated/Robotic	0.1
Food — Dairy Products	0.1
Computer Software	0.1
Telecom Services	0.1
Appliances	0.1

74

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Finance — Leasing Companies	0.1%
Machinery — Construction & Mining	0.1

100.6%

*	Calculated as a percentage of net assets

75

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.0%
Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†#	39,800	$193,030

Aerospace/Defense - Equipment — 0.7%
Curtiss-Wright Corp.	11,500	1,540,425
Moog, Inc., Class A	25,100	1,980,641

		3,521,066

Agricultural Operations — 0.1%
Limoneira Co.	13,300	410,305

Airlines — 0.4%
SkyWest, Inc.	29,300	1,913,290

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	13,500	312,525

Applications Software — 0.3%
Progress Software Corp.	36,300	1,485,759

Auto - Truck Trailers — 0.5%
Wabash National Corp.#	138,600	2,528,064

Auto/Truck Parts & Equipment - Original — 1.1%
Cooper-Standard Holding, Inc.†	17,100	2,367,153
Dana, Inc.	62,900	1,230,953
Meritor, Inc.†	88,700	1,921,242
Modine Manufacturing Co.†	5,700	96,045

		5,615,393

Auto/Truck Parts & Equipment - Replacement — 0.3%
Douglas Dynamics, Inc.	37,300	1,708,340

Banks - Commercial — 15.3%
1st Source Corp.	17,020	952,950
Allegiance Bancshares, Inc.†	4,600	204,930
American National Bankshares, Inc.	900	37,035
BancFirst Corp.	17,780	1,134,364
Bancorp, Inc.†	88,000	882,640
BancorpSouth Bank	38,800	1,350,240
Bank of Commerce Holdings	3,500	45,150
Bank of Hawaii Corp.#	23,380	1,943,579
Bank of Marin Bancorp	600	52,890
Bank of N.T. Butterfield & Son, Ltd.	41,600	2,198,144
Banner Corp.	25,900	1,666,147
Bryn Mawr Bank Corp.	4,400	214,720
Cadence BanCorp#	2,400	67,800
Cathay General Bancorp	37,290	1,577,367
Central Pacific Financial Corp.	63,300	1,793,289
Central Valley Community Bancorp	7,100	153,431
Century Bancorp, Inc., Class A	1,218	86,783
Chemung Financial Corp.	900	37,800
Citizens & Northern Corp.	2,800	78,428
City Holding Co.	20,700	1,678,356
Community Bank System, Inc.#	19,480	1,288,212
Community Trust Bancorp, Inc.	23,518	1,161,789
Customers Bancorp, Inc.†	10,800	266,760
East West Bancorp, Inc.	7,673	486,391
Enterprise Financial Services Corp.	40,800	2,297,040
Farmers National Banc Corp.	13,000	206,050
FCB Financial Holdings, Inc., Class A†	35,200	1,823,360
Fidelity Southern Corp.	35,700	867,510
Financial Institutions, Inc.	30,400	981,920
First Bancorp, Inc./North Carolina	9,900	413,028
First BanCorp./Puerto Rico†	474,300	4,150,125
First Bancshares, Inc.	3,300	135,465
First Business Financial Services, Inc.	7,900	175,064
First Citizens BancShares, Inc., Class A	2,140	1,016,521
First Commonwealth Financial Corp.	188,000	3,149,000
First Community Bancshares, Inc.	17,900	600,903

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
First Financial Bancorp	53,239	$1,671,705
First Financial Bankshares, Inc.#	10,860	655,944
First Financial Corp.	5,000	257,250
First Hawaiian, Inc.	21,200	614,588
First Interstate BancSystem, Inc., Class A	13,970	648,906
First Merchants Corp.	24,700	1,188,564
First Midwest Bancorp, Inc.	12,900	350,622
Franklin Financial Network, Inc.†	5,200	200,980
Fulton Financial Corp.	47,100	857,220
Glacier Bancorp, Inc.	30,300	1,384,104
Great Southern Bancorp, Inc.	13,800	818,340
Great Western Bancorp, Inc.	14,500	631,330
Green Bancorp, Inc.	33,600	806,400
Hancock Holding Co.†	57,021	2,939,433
Hanmi Financial Corp.	60,800	1,586,880
Heartland Financial USA, Inc.	11,800	717,440
Heritage Commerce Corp.	7,900	125,136
Hope Bancorp, Inc.	74,796	1,309,678
IBERIABANK Corp.	30,600	2,651,490
Independent Bank Corp./Massachusetts	5,800	528,380
Independent Bank Corp./Michigan	27,900	696,105
Lakeland Financial Corp.	5,970	294,142
MB Financial, Inc.	2,400	116,304
Mercantile Bank Corp.	2,700	95,607
Midland States Bancorp, Inc.	4,300	148,049
Northrim BanCorp, Inc.	3,600	160,380
OFG Bancorp	114,300	1,851,660
Old Second Bancorp, Inc.	14,500	224,025
Pacific Mercantile Bancorp†	6,900	69,690
PacWest Bancorp	28,135	1,420,536
Peoples Bancorp, Inc.	11,300	405,218
Preferred Bank	19,000	1,162,990
Premier Financial Bancorp, Inc.	2,625	51,188
Republic Bancorp, Inc., Class A	5,900	286,799
S&T Bancorp, Inc.	3,180	148,379
Shore Bancshares, Inc.	3,400	63,886
Sierra Bancorp	4,900	145,383
Simmons First National Corp., Class A	5,278	166,785
South State Corp.	2,570	211,896
State Bank Financial Corp.	8,200	267,156
Stock Yards Bancorp, Inc.	2,750	106,425
Tompkins Financial Corp.	3,148	276,615
Towne Bank	2,900	94,540
TriCo Bancshares	31,300	1,216,944
TriState Capital Holdings, Inc.†	7,200	214,200
Triumph Bancorp, Inc.†	7,100	301,395
TrustCo Bank Corp.	33,900	313,575
Trustmark Corp.	55,200	1,958,496
UMB Financial Corp.	31,860	2,397,146
Umpqua Holdings Corp.	129,414	2,769,460
Union Bankshares Corp.	16,919	703,830
United Community Banks, Inc.	64,800	1,966,032
Washington Trust Bancorp, Inc.	5,480	328,800
Webster Financial Corp.	16,000	1,046,080
West Bancorporation, Inc.	5,630	135,965
Westamerica Bancorporation#	47,624	3,049,365
Wintrust Financial Corp.	23,200	2,054,360

		82,038,977

Banks - Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	6,000	86,700

Banks - Mortgage — 0.2%
Walker & Dunlop, Inc.	17,500	953,750

76

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Broadcast Services/Program — 0.2%
Hemisphere Media Group, Inc.†	50,800	$695,960
MSG Networks, Inc., Class A†	15,900	386,370

		1,082,330

Building & Construction Products - Misc. — 0.0%
Armstrong Flooring, Inc.†	3,300	57,783
Gibraltar Industries, Inc.†	1,253	56,886
Louisiana-Pacific Corp.	2,600	75,816

		190,485

Building & Construction - Misc. — 1.0%
EMCOR Group, Inc.	58,898	4,717,730
MYR Group, Inc.†	24,800	862,296

		5,580,026

Building Products - Wood — 0.1%
Boise Cascade Co.	7,400	323,380
Universal Forest Products, Inc.	12,200	457,012

		780,392

Building - Heavy Construction — 0.1%
Tutor Perini Corp.†	22,100	449,735

Building - Maintenance & Services — 0.2%
ABM Industries, Inc.	22,200	704,184
Brightview Holdings, Inc.†	23,700	420,912

		1,125,096

Building - Residential/Commercial — 1.4%
AV Homes, Inc.†#	4,200	90,090
Beazer Homes USA, Inc.†	137,600	1,762,656
Hovnanian Enterprises, Inc., Class A†#	366,300	571,428
KB Home	168,900	4,197,165
TRI Pointe Group, Inc.†	57,300	830,277

		7,451,616

Capacitors — 0.4%
KEMET Corp.†	75,700	1,956,088

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.	8,300	173,470

Chemicals - Specialty — 0.3%
Chemours Co.	4,400	191,840
Minerals Technologies, Inc.	14,960	1,004,564
Tronox, Ltd., Class A	10,600	171,614

		1,368,018

Circuit Boards — 0.1%
TTM Technologies, Inc.†	29,300	547,910

Coal — 1.3%
Arch Coal, Inc., Class A#	33,500	2,970,445
NACCO Industries, Inc., Class A	8,300	291,745
Peabody Energy Corp.	36,100	1,491,291
Ramaco Resources, Inc.†	22,900	182,055
SunCoke Energy, Inc.†	54,400	607,104
Warrior Met Coal, Inc.	60,000	1,443,000

		6,985,640

Commercial Services — 0.1%
Acacia Research Corp.†	124,109	484,025

Commercial Services - Finance — 0.6%
EVERTEC, Inc.	17,100	411,255
Green Dot Corp., Class A†	2,700	231,309
Travelport Worldwide, Ltd.	135,100	2,508,807

		3,151,371

Security Description	Shares	Value (Note 2)

Communications Software — 0.1%
Ribbon Communications, Inc.†	69,000	$477,480

Computer Services — 1.6%
Engility Holdings, Inc.†	12,400	430,404
Insight Enterprises, Inc.†	37,400	2,062,236
Perspecta, Inc.	28,200	655,932
Sykes Enterprises, Inc.†	27,500	831,600
Syntel, Inc.†	30,525	1,243,588
Unisys Corp.†#	159,150	2,960,190
Virtusa Corp.†	8,500	495,210

		8,679,160

Computer Software — 0.1%
TiVo Corp.	23,300	318,045

Computers - Integrated Systems — 0.6%
NetScout Systems, Inc.†	120,800	3,020,000

Consulting Services — 1.8%
CRA International, Inc.	8,800	503,008
FTI Consulting, Inc.†	46,700	3,559,474
Huron Consulting Group, Inc.†	31,400	1,554,300
ICF International, Inc.	8,900	726,685
Kelly Services, Inc., Class A	29,900	753,779
Navigant Consulting, Inc.	54,300	1,297,227
Vectrus, Inc.†	39,100	1,283,262

		9,677,735

Consumer Products - Misc. — 0.6%
Central Garden & Pet Co., Class A†	71,160	2,585,243
Helen of Troy, Ltd.†	4,000	475,800

		3,061,043

Containers - Paper/Plastic — 0.1%
Graphic Packaging Holding Co.	52,410	745,270

Cosmetics & Toiletries — 0.2%
Edgewell Personal Care Co.†	23,000	1,298,810

Data Processing/Management — 0.4%
Fair Isaac Corp.†	9,920	2,291,322

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.#	19,700	444,235

Diagnostic Kits — 0.1%
Meridian Bioscience, Inc.	27,000	423,900

Dialysis Centers — 0.3%
American Renal Associates Holdings, Inc.†	63,100	1,385,045

Distribution/Wholesale — 0.5%
Essendant, Inc.	57,978	836,623
Nexeo Solutions, Inc.†	15,800	158,158
Titan Machinery, Inc.†	71,100	1,284,066
Veritiv Corp.†	9,500	453,625

		2,732,472

Diversified Manufacturing Operations — 0.3%
Fabrinet†	14,000	670,180
Harsco Corp.†	31,300	884,225

		1,554,405

E-Commerce/Services — 0.7%
Liberty Expedia Holdings, Inc., Class A†	76,500	3,530,475

E-Marketing/Info — 0.1%
New Media Investment Group, Inc.	38,900	618,510

E-Services/Consulting — 0.2%
Perficient, Inc.†	30,900	887,757

77

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electric Products - Misc. — 0.0%
Graham Corp.	3,700	$102,897

Electric - Distribution — 0.1%
Spark Energy, Inc., Class A#	44,700	393,360
Unitil Corp.	6,800	343,740

		737,100

Electric - Generation — 0.1%
Atlantic Power Corp.†#	339,500	746,900

Electric - Integrated — 2.3%
Avista Corp.	35,480	1,820,479
El Paso Electric Co.	46,700	2,862,710
IDACORP, Inc.	14,200	1,389,470
MGE Energy, Inc.	4,600	301,070
NorthWestern Corp.	28,718	1,721,931
PNM Resources, Inc.	1,400	54,530
Portland General Electric Co.	84,500	3,920,800

		12,070,990

Electronic Components - Misc. — 1.7%
Bel Fuse, Inc., Class B	27,900	799,335
Benchmark Electronics, Inc.	177,821	4,596,673
Kimball Electronics, Inc.†	23,200	459,360
OSI Systems, Inc.†	10,400	810,056
Plexus Corp.†	5,500	348,095
Sanmina Corp.†	26,100	803,880
Vishay Intertechnology, Inc.#	24,000	571,200
Vishay Precision Group, Inc.†	11,600	502,280

		8,890,879

Electronic Components - Semiconductors — 1.5%
Alpha & Omega Semiconductor, Ltd.†	55,900	794,339
Amkor Technology, Inc.†	181,600	1,585,368
Rambus, Inc.†	180,317	2,203,474
SMART Global Holdings, Inc.†#	21,200	699,388
Synaptics, Inc.†#	17,100	825,246
Xperi Corp.	124,800	1,959,360

		8,067,175

Electronic Measurement Instruments — 0.3%
Stoneridge, Inc.†	56,500	1,691,045

Electronic Parts Distribution — 0.9%
Tech Data Corp.†	64,850	4,717,837

Energy - Alternate Sources — 0.7%
First Solar, Inc.†	5,200	270,816
FutureFuel Corp.	38,500	570,955
Pattern Energy Group, Inc., Class A#	39,600	807,048
Renewable Energy Group, Inc.†#	33,866	912,689
REX American Resources Corp.†	15,700	1,265,106

		3,826,614

Engineering/R&D Services — 0.8%
Argan, Inc.	5,100	202,980
KBR, Inc.	135,100	2,834,398
VSE Corp.	27,800	1,072,524

		4,109,902

Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.	21,900	441,504

Enterprise Software/Service — 0.7%
Donnelley Financial Solutions, Inc.†	47,550	993,319
MicroStrategy, Inc., Class A†	14,900	2,220,100
Verint Systems, Inc.†	13,900	674,845

		3,888,264

Security Description	Shares	Value (Note 2)

Finance - Consumer Loans — 0.3%
Enova International, Inc.†	29,000	$962,800
Nelnet, Inc., Class A	13,000	749,450

		1,712,250

Finance - Investment Banker/Broker — 0.3%
Arlington Asset Investment Corp., Class A#	6,200	63,054
Houlihan Lokey, Inc.	4,500	211,635
Investment Technology Group, Inc.	27,300	597,324
Ladenburg Thalmann Financial Services, Inc.	19,300	66,585
Oppenheimer Holdings, Inc., Class A	10,000	312,000
Piper Jaffray Cos.	2,600	200,200

		1,450,798

Finance - Leasing Companies — 0.1%
Marlin Business Services Corp.	10,600	303,160

Finance-Mortgage Loan/Banker — 0.2%
PennyMac Financial Services, Inc., Class A	49,000	1,036,350

Finance - Other Services — 0.1%
BGC Partners, Inc., Class A	36,100	448,362
HomeStreet, Inc.†	9,300	273,885

		722,247

Financial Guarantee Insurance — 0.7%
MBIA, Inc.†#	185,400	1,904,058
MGIC Investment Corp.†	110,700	1,408,104
Radian Group, Inc.	32,400	658,692

		3,970,854

Food - Dairy Products — 0.1%
Dean Foods Co.	41,800	318,516

Food - Misc./Diversified — 0.4%
Darling Ingredients, Inc.†	111,600	2,207,448

Food - Wholesale/Distribution — 0.3%
Fresh Del Monte Produce, Inc.	12,050	451,152
SpartanNash Co.	47,200	1,007,720
United Natural Foods, Inc.†	10,400	369,304

		1,828,176

Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†	16,500	2,010,360
Weyco Group, Inc.	900	31,923

		2,042,283

Gambling (Non-Hotel) — 0.6%
Pinnacle Entertainment, Inc.†	96,100	3,290,464

Gas - Distribution — 1.5%
New Jersey Resources Corp.	28,100	1,281,360
Northwest Natural Gas Co.	31,900	2,070,310
Southwest Gas Holdings, Inc.	38,840	3,003,109
Spire, Inc.	20,300	1,513,365

		7,868,144

Home Furnishings — 0.1%
Hooker Furniture Corp.	9,900	416,295

Housewares — 0.1%
Lifetime Brands, Inc.	29,300	341,345

Human Resources — 1.2%
Barrett Business Services, Inc.	16,000	1,200,480
Cross Country Healthcare, Inc.†	28,400	284,284
Heidrick & Struggles International, Inc.	27,800	1,228,760

78

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Human Resources (continued)
Korn/Ferry International	25,000	$1,678,250
TrueBlue, Inc.†	63,800	1,869,340

		6,261,114

Independent Power Producers — 0.5%
NRG Yield, Inc., Class A	5,000	98,450
NRG Yield, Inc., Class C	47,900	950,815
Vistra Energy Corp.†	72,759	1,712,747

		2,762,012

Industrial Automated/Robotic — 0.1%
Hurco Cos., Inc.	7,800	334,620

Insurance - Life/Health — 1.8%
American Equity Investment Life Holding Co.	64,000	2,373,760
CNO Financial Group, Inc.	190,509	4,116,899
Primerica, Inc.	24,500	2,995,125

		9,485,784

Insurance - Multi-line — 0.1%
Horace Mann Educators Corp.	10,680	494,484
United Fire Group, Inc.	2,100	104,013

		598,497

Insurance - Property/Casualty — 1.6%
FedNat Holding Co.	14,200	373,460
First American Financial Corp.	16,200	921,132
Global Indemnity, Ltd.	1,700	67,031
Hallmark Financial Services, Inc.†	10,500	117,915
HCI Group, Inc.	11,700	473,850
Heritage Insurance Holdings, Inc.#	93,000	1,362,450
Kinsale Capital Group, Inc.	1,800	109,386
National General Holdings Corp.	4,100	111,971
Navigators Group, Inc.	8,300	581,000
ProAssurance Corp.	18,080	874,168
Selective Insurance Group, Inc.	10,800	693,360
Stewart Information Services Corp.	17,100	765,738
Third Point Reinsurance, Ltd.†	56,200	753,080
Universal Insurance Holdings, Inc.	32,200	1,436,120

		8,640,661

Insurance - Reinsurance — 0.1%
Argo Group International Holdings, Ltd.†	10,675	679,998

Internet Content-Entertainment — 0.2%
Limelight Networks, Inc.†	167,200	847,704

Investment Management/Advisor Services — 0.6%
Associated Capital Group, Inc., Class A	1,600	59,840
BrightSphere Investment Group PLC	19,000	241,110
GAMCO Investors, Inc., Class A	2,700	69,795
Hilltop Holdings, Inc.	29,100	603,825
Stifel Financial Corp.	25,500	1,424,685
Virtus Investment Partners, Inc.	7,500	967,500

		3,366,755

Machine Tools & Related Products — 0.1%
Milacron Holdings Corp.†	23,400	496,080

Machinery - Construction & Mining — 0.1%
Hyster-Yale Materials Handling, Inc.	4,700	289,990

Machinery - Electrical — 0.0%
Bloom Energy Corp. Class A†#	3,500	104,825

Machinery - Farming — 0.2%
AGCO Corp.	13,560	808,990

Security Description	Shares	Value (Note 2)

Machinery - General Industrial — 0.6%
Applied Industrial Technologies, Inc.	1,200	$92,460
DXP Enterprises, Inc.†	31,800	1,459,302
Kadant, Inc.	16,050	1,621,852

		3,173,614

Machinery - Pumps — 0.1%
SPX FLOW, Inc.†	14,000	671,160

Medical Imaging Systems — 0.2%
Lantheus Holdings, Inc.†	59,700	961,170

Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	93,700	1,368,957

Medical Instruments — 0.1%
AngioDynamics, Inc.†	21,200	475,304

Medical Products — 0.2%
FONAR Corp.†	5,700	149,340
Haemonetics Corp.†	5,300	591,692
Integer Holdings Corp.†	1,700	135,830

		876,862

Medical - Biomedical/Gene — 1.4%
Abeona Therapeutics, Inc.†	17,300	266,420
Acceleron Pharma, Inc.†#	4,400	237,688
Acorda Therapeutics, Inc.†	11,100	319,680
AMAG Pharmaceuticals, Inc.†#	43,960	1,072,624
Arcus Biosciences, Inc.†#	47,765	687,816
Ardelyx, Inc.†	65,609	282,119
BioCryst Pharmaceuticals, Inc.†#	72,600	519,816
Corvus Pharmaceuticals, Inc.†#	19,400	212,624
Endocyte, Inc.†#	22,400	441,728
Epizyme, Inc.†	35,300	416,540
Fate Therapeutics, Inc.†#	43,400	559,426
Five Prime Therapeutics, Inc.†	23,000	322,000
Iovance Biotherapeutics, Inc.†#	41,200	729,240
Karyopharm Therapeutics, Inc.†	19,400	408,370
Medicines Co.†#	16,600	657,526
Tocagen, Inc.†#	36,700	357,825

		7,491,442

Medical - Drugs — 1.2%
Enanta Pharmaceuticals, Inc.†	5,000	454,650
Immune Design Corp.†	68,400	259,920
Intra-Cellular Therapies, Inc.†	18,900	414,666
Kala Pharmaceuticals, Inc.†#	14,600	197,246
Lannett Co., Inc.†#	32,000	171,200
Mallinckrodt PLC†	72,900	2,512,134
Minerva Neurosciences, Inc.†	49,000	509,600
Prestige Brands Holdings, Inc.†#	23,200	893,200
Spero Therapeutics, Inc.†#	27,400	312,634
Vanda Pharmaceuticals, Inc.†	3,800	73,435
Zogenix, Inc.†#	7,300	352,590

		6,151,275

Medical - Generic Drugs — 0.6%
Amphastar Pharmaceuticals, Inc.†	18,200	345,436
Endo International PLC†#	133,800	2,294,670
Momenta Pharmaceuticals, Inc.†	12,100	320,650

		2,960,756

Medical - HMO — 1.2%
Magellan Health, Inc.†	17,400	1,278,900
Molina Healthcare, Inc.†	15,800	2,180,400
Tivity Health, Inc.†#	6,600	227,040
Triple-S Management Corp., Class B†	55,500	1,208,235
WellCare Health Plans, Inc.†	4,600	1,391,822

		6,286,397

79

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Hospitals — 0.5%
Community Health Systems, Inc.†#	337,200	$1,308,336
LifePoint Health, Inc.†	21,450	1,381,380

		2,689,716

Medical - Wholesale Drug Distribution — 0.6%
Diplomat Pharmacy, Inc.†#	36,000	743,760
Owens & Minor, Inc.#	142,850	2,425,593

		3,169,353

Metal Processors & Fabrication — 0.4%
Global Brass & Copper Holdings, Inc.	56,400	2,174,220
LB Foster Co., Class A†	8,500	193,375

		2,367,595

Metal Products - Distribution — 0.3%
Worthington Industries, Inc.	33,340	1,552,977

Metal - Aluminum — 0.3%
Kaiser Aluminum Corp.	15,500	1,698,645

Metal - Iron — 0.1%
Cleveland-Cliffs, Inc.†#	74,900	752,745

Miscellaneous Manufacturing — 0.0%
FreightCar America, Inc.	5,200	87,932

Networking Products — 0.1%
NETGEAR, Inc.†	8,800	623,480

Office Furnishings - Original — 0.0%
Kimball International, Inc., Class B	8,100	141,507

Office Supplies & Forms — 0.9%
ACCO Brands Corp.	392,400	4,865,760

Oil & Gas Drilling — 0.4%
Diamond Offshore Drilling, Inc.†#	18,500	322,270
Noble Corp. PLC†	236,100	1,440,210
Ocean Rig UDW, Inc., Class A†#	11,800	319,544

		2,082,024

Oil Companies - Exploration & Production — 2.4%
Abraxas Petroleum Corp.†	333,200	749,700
Denbury Resources, Inc.†#	623,100	3,470,667
EP Energy Corp., Class A†#	266,228	465,899
Exterran Corp.†	21,400	586,146
Gulfport Energy Corp.†	278,000	3,269,280
Midstates Petroleum Co., Inc.†	12,300	143,049
PDC Energy, Inc.†	25,100	1,322,519
Sanchez Energy Corp.†#	55,700	146,491
Southwestern Energy Co.†	76,900	432,178
Unit Corp.†	26,000	683,540
W&T Offshore, Inc.†	253,900	1,718,903

		12,988,372

Oil Field Machinery & Equipment — 0.2%
Natural Gas Services Group, Inc.†	6,300	139,230
US Silica Holdings, Inc.#	52,300	1,108,237

		1,247,467

Oil Refining & Marketing — 1.0%
Delek US Holdings, Inc.	73,000	3,978,500
Murphy USA, Inc.†	17,100	1,418,958

		5,397,458

Oil - Field Services — 1.7%
Archrock, Inc.	112,800	1,426,920
FTS International, Inc.†	38,800	427,964
Mammoth Energy Services, Inc.#	4,600	126,408
Matrix Service Co.†	13,300	277,970

Security Description	Shares	Value (Note 2)

Oil - Field Services (continued)
McDermott International, Inc.†#	57,533	$1,112,688
MRC Global, Inc.†	179,400	3,697,434
Nine Energy Service, Inc.†	29,200	875,416
NOW, Inc.†	31,700	544,923
Oil States International, Inc.†	21,701	734,579

		9,224,302

Paper & Related Products — 1.2%
Domtar Corp.	14,140	719,726
Schweitzer-Mauduit International, Inc.	70,800	2,880,852
Verso Corp., Class A†	97,300	3,054,247

		6,654,825

Pipelines — 0.1%
SemGroup Corp., Class A#	23,600	571,120

Poultry — 0.0%
Sanderson Farms, Inc.	1,200	126,912

Power Converter/Supply Equipment — 0.1%
Powell Industries, Inc.	17,500	685,125

Printing - Commercial — 0.9%
Ennis, Inc.	11,900	259,420
LSC Communications, Inc.	109,400	1,337,962
Quad/Graphics, Inc.	146,600	3,338,082
RR Donnelley & Sons Co.	2,700	13,662

		4,949,126

Publishing - Books — 0.2%
Houghton Mifflin Harcourt Co.†	125,300	808,185

Publishing - Newspapers — 0.6%
Gannett Co., Inc.	206,000	2,117,680
Tronc, Inc.†	58,600	966,900

		3,084,580

Racetracks — 0.4%
Penn National Gaming, Inc.†	55,400	1,909,084
Speedway Motorsports, Inc.	5,800	103,762

		2,012,846

Real Estate Investment Trusts — 11.9%
AG Mtg. Investment Trust, Inc.	64,400	1,210,720
American Assets Trust, Inc.	72,600	2,867,700
Apartment Investment & Management Co., Class A	28,079	1,229,860
Armada Hoffler Properties, Inc.	62,900	980,611
ARMOUR Residential REIT, Inc.#	16,800	395,136
Ashford Hospitality Trust, Inc.	317,380	2,059,796
Bluerock Residential Growth REIT, Inc.#	6,500	64,285
Braemar Hotels & Resorts, Inc.	89,000	1,027,950
Capstead Mtg. Corp.	249,500	2,095,800
CBL & Associates Properties, Inc.#	51,640	230,314
Cedar Realty Trust, Inc.	55,100	246,297
Cherry Hill Mtg. Investment Corp.	48,329	898,919
Chesapeake Lodging Trust	13,500	444,285
City Office REIT, Inc.	12,100	156,211
CoreCivic, Inc.	114,200	2,956,638
CorEnergy Infrastructure Trust, Inc.#	12,700	475,361
CoreSite Realty Corp.	15,900	1,851,873
Cousins Properties, Inc.	99,260	928,081
DiamondRock Hospitality Co.#	274,334	3,281,035
Dynex Capital, Inc.	81,600	523,056
EastGroup Properties, Inc.	1,300	126,451
EPR Properties	4,900	343,882
First Industrial Realty Trust, Inc.	50,918	1,652,798
Franklin Street Properties Corp.#	50,800	435,356
GEO Group, Inc.	201,950	5,123,472

80

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Getty Realty Corp.	56,246	$1,637,321
Gladstone Commercial Corp.	10,400	207,064
Global Medical REIT, Inc.	18,100	173,217
Hersha Hospitality Trust	24,100	568,760
Highwoods Properties, Inc.	14,200	706,308
Hospitality Properties Trust	22,740	659,233
Hudson Pacific Properties, Inc.	6,700	226,728
InfraREIT, Inc.†	80,800	1,687,912
Invesco Mtg. Capital, Inc.	128,400	2,083,932
Kite Realty Group Trust	39,400	688,712
LaSalle Hotel Properties	11,278	395,971
LTC Properties, Inc.	14,120	655,874
Mack-Cali Realty Corp.	60,500	1,321,320
NexPoint Residential Trust, Inc.	10,895	351,909
Pebblebrook Hotel Trust#	47,500	1,833,975
Pennsylvania Real Estate Investment Trust#	77,680	792,336
Piedmont Office Realty Trust, Inc., Class A	122,300	2,426,432
Preferred Apartment Communities, Inc., Class A	63,900	1,138,698
Prologis, Inc.	0	13
PS Business Parks, Inc.	7,500	978,225
Ramco-Gershenson Properties Trust#	23,000	321,080
Redwood Trust, Inc.	69,600	1,181,808
Retail Opportunity Investments Corp.#	13,700	270,438
Rexford Industrial Realty, Inc.#	12,800	416,000
RLJ Lodging Trust	29,426	644,724
Saul Centers, Inc.	1,700	102,000
Select Income REIT	10,400	213,720
STAG Industrial, Inc.	17,100	493,677
Summit Hotel Properties, Inc.	12,300	168,879
Sun Communities, Inc.	4,500	464,310
Sunstone Hotel Investors, Inc.	136,372	2,288,322
Taubman Centers, Inc.	1,900	122,759
Tier REIT, Inc.	63,900	1,523,376
Two Harbors Investment Corp.	97,805	1,527,714
Urstadt Biddle Properties, Inc., Class A	21,400	486,850
Washington Prime Group, Inc.#	93,253	721,778
Washington Real Estate Investment Trust	1,300	41,028
Xenia Hotels & Resorts, Inc.	100,200	2,430,852

		63,559,142

Real Estate Operations & Development — 0.4%
Alexander & Baldwin, Inc.	28,475	668,308
Cushman & Wakefield PLC†	95,200	1,681,232

		2,349,540

Retail - Apparel/Shoe — 1.2%
Abercrombie & Fitch Co., Class A	4,100	88,847
American Eagle Outfitters, Inc.	32,400	841,104
Caleres, Inc.	16,200	655,776
Cato Corp., Class A	42,000	900,900
Chico’s FAS, Inc.	26,800	244,416
Children’s Place, Inc.#	17,550	2,470,162
Tailored Brands, Inc.#	59,600	1,402,984

		6,604,189

Retail - Appliances — 0.2%
Conn’s, Inc.†#	28,700	1,176,700

Retail - Discount — 0.3%
BJ’s Wholesale Club Holdings, Inc.†#	45,700	1,348,150
Citi Trends, Inc.	12,400	383,656

		1,731,806

Retail - Hair Salons — 0.1%
Regis Corp.†	32,403	693,100

Security Description	Shares	Value (Note 2)

Retail - Home Furnishings — 0.0%
Pier 1 Imports, Inc.	17,149	$31,554

Retail - Jewelry — 0.5%
Movado Group, Inc.	38,300	1,631,580
Signet Jewelers, Ltd.	18,000	1,155,600

		2,787,180

Retail - Leisure Products — 0.0%
Party City Holdco, Inc.†#	8,000	122,800

Retail - Misc./Diversified — 0.2%
Hudson, Ltd., Class A†	33,200	683,920
Sally Beauty Holdings, Inc.†	36,900	568,260

		1,252,180

Retail - Office Supplies — 0.4%
Office Depot, Inc.	612,500	2,051,875

Retail - Pawn Shops — 0.2%
FirstCash, Inc.	10,200	829,260

Retail - Regional Department Stores — 0.6%
Dillard’s, Inc., Class A	38,090	2,993,112

Retail - Restaurants — 0.6%
Brinker International, Inc.	27,600	1,222,128
Cannae Holdings, Inc.†	32,100	624,024
Ruth’s Hospitality Group, Inc.	38,972	1,200,338

		3,046,490

Retail - Sporting Goods — 0.2%
Hibbett Sports, Inc.†#	42,600	875,430
Zumiez, Inc.†	13,700	426,755

		1,302,185

Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	47,900	475,168

Rubber/Plastic Products — 0.7%
Myers Industries, Inc.	7,858	174,840
Trinseo SA	46,300	3,572,045

		3,746,885

Savings & Loans/Thrifts — 2.7%
BankFinancial Corp.	18,900	301,455
Beneficial Bancorp, Inc.	163,358	2,875,101
Berkshire Hills Bancorp, Inc.	3,100	130,975
Charter Financial Corp.	45,500	1,133,405
Dime Community Bancshares, Inc.	21,100	382,965
First Defiance Financial Corp.	18,500	591,815
Flagstar Bancorp, Inc.†	12,600	416,430
Flushing Financial Corp.	27,000	699,840
HomeTrust Bancshares, Inc.†	4,500	129,600
Investors Bancorp, Inc.	139,300	1,783,040
Meridian Bancorp, Inc.	44,400	794,760
Meta Financial Group, Inc.	9,300	805,380
Northfield Bancorp, Inc.	87,900	1,431,012
Oritani Financial Corp.	3,900	63,180
Riverview Bancorp, Inc.	11,300	111,305
Territorial Bancorp, Inc.	2,300	68,724
United Community Financial Corp.	17,300	179,055
United Financial Bancorp, Inc.	13,800	245,226
Washington Federal, Inc.	50,300	1,715,230
Waterstone Financial, Inc.	12,600	212,940
WSFS Financial Corp.	4,074	198,811

		14,270,249

Schools — 0.2%
K12, Inc.†	63,500	1,051,560

81

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Components - Integrated Circuits — 0.7%
Cirrus Logic, Inc.†	74,600	$3,278,670
Cypress Semiconductor Corp.	23,622	406,535

		3,685,205

Semiconductor Equipment — 0.2%
Photronics, Inc.†	42,200	451,540
Ultra Clean Holdings, Inc.†	45,500	694,330

		1,145,870

Steel - Producers — 0.5%
AK Steel Holding Corp.†#	62,500	277,500
Carpenter Technology Corp.	23,900	1,426,113
Commercial Metals Co.	37,200	803,520
Schnitzer Steel Industries, Inc., Class A	12,000	316,200

		2,823,333

Telecom Equipment - Fiber Optics — 0.2%
Ciena Corp.†	42,000	1,326,360

Telecom Services — 0.1%
HC2 Holdings, Inc.†#	42,600	267,102
Spok Holdings, Inc.	3,100	47,585

		314,687

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	9,900	170,280
Comtech Telecommunications Corp.	12,800	458,880

		629,160

Telephone - Integrated — 0.2%
Frontier Communications Corp.#	172,700	898,040
Windstream Holdings, Inc.†#	68,560	322,918

		1,220,958

Television — 0.1%
Gray Television, Inc.†	16,800	293,160
Sinclair Broadcast Group, Inc., Class A	4,300	124,485

		417,645

Textile - Apparel — 0.1%
Perry Ellis International, Inc.†	18,800	517,564

Theaters — 0.0%
National CineMedia, Inc.	15,100	137,410

Tobacco — 0.1%
Vector Group, Ltd.#	28,300	439,499

Toys — 0.2%
Funko, Inc., Class A†	40,100	1,019,342

Transactional Software — 0.0%
Synchronoss Technologies, Inc.†	33,116	206,644

Transport - Marine — 0.3%
Costamare, Inc.	221,098	1,554,319
Ship Finance International, Ltd.	16,500	234,300

		1,788,619

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Truck — 1.1%
ArcBest Corp.	82,320	$3,959,592
Covenant Transportation Group, Inc., Class A†	10,700	319,609
YRC Worldwide, Inc.†	148,300	1,419,231

		5,698,432

Travel Services — 0.2%
Liberty TripAdvisor Holdings, Inc., Class A†	69,100	1,095,235

Water — 0.3%
American States Water Co.	20,300	1,226,729
Artesian Resources Corp., Class A	1,700	61,081
California Water Service Group	2,860	117,689
Consolidated Water Co., Ltd.	15,400	207,900

		1,613,399

Wireless Equipment — 0.2%
InterDigital, Inc.	16,100	1,329,860

Total Common Stocks
(cost $422,072,901)		518,398,718

WARRANTS — 0.0%
Finance other services — 0.0%
Emergent Capital, Inc. Expires 10/01/2019 (strike price $10.75) (cost $0)†(4)	994	0

Total Long-Term Investment Securities
(cost $422,072,901)		518,398,718

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(1)(3) (cost $4,127,318)	4,127,318	4,127,318

REPURCHASE AGREEMENTS — 2.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount of $15,473,602 collateralized by $13,820,000 of United States Treasury Notes, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $15,788,590 (cost $15,473,000)	$15,473,000	15,473,000

TOTAL INVESTMENTS
(cost $441,673,219)(2)	100.6%	537,999,036
Liabilities in excess of other assets	(0.6)	(3,451,091)

NET ASSETS	100.0%	$534,547,945

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At August 31, 2018, the Fund had loaned securities with a total value of $46,543,316. This was secured by collateral of $4,127,318, which was received in cash and subsequently invested in short-term investments currently valued at $4,127,318 as reported in the Portfolio of Investments. Additional collateral of $43,245,627 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

82

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

The components of the fixed income pooled secutities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$1,193,240
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	1,119,702
Government National Mtg. Assoc.	2.50%	09/20/2046	178,398
United States Treasury Bills	0.00%	09/13/2018 to 03/28/2019	3,718,282
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 02/15/2048	37,036,005

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of August 31, 2018
(4)	Illiquid security. At August 31, 2018, the aggregate value of these secutities was $0 representing 0.0% of net assets.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
176	Long	Russell 2000 E-Mini Index	September 2018	$15,023,662	$15,317,280	$293,618

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$518,398,718	$—	$—	$518,398,718
Warrants	—	0	—	0
Short-Term Investment Securities	4,127,318	—	—	4,127,318
Repurchase Agreements	—	15,473,000	—	15,473,000

Total Investments at Value	$522,526,036	$15,473,000	$—	$537,999,036

Other Financial Instruments:+
Futures Contracts	$293,618	$—	$—	$293,618

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

83

VALIC Company II Socially Responsible Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited)

Industry Allocation*

Applications Software	5.6%
Real Estate Investment Trusts	5.3
Finance — Credit Card	4.9
Banks — Super Regional	4.7
Electronic Components — Semiconductors	4.3
Web Portals/ISP	4.3
Medical — Biomedical/Gene	3.9
Oil Companies — Exploration & Production	3.4
Insurance — Property/Casualty	2.9
Medical Products	2.7
Beverages — Non-alcoholic	2.4
Cosmetics & Toiletries	2.3
Commercial Services — Finance	1.9
Medical — Drugs	1.8
Banks — Commercial	1.8
Transport — Rail	1.8
Diagnostic Equipment	1.8
Insurance — Multi-line	1.7
Networking Products	1.7
Enterprise Software/Service	1.4
Multimedia	1.3
Retail — Restaurants	1.2
Electric — Integrated	1.2
Retail — Major Department Stores	1.1
Diversified Manufacturing Operations	1.1
Computer Services	1.1
Cable/Satellite TV	1.1
Investment Management/Advisor Services	1.1
Semiconductor Components — Integrated Circuits	1.1
Insurance — Life/Health	1.0
Transport — Services	1.0
Electronic Forms	1.0
Non-Hazardous Waste Disposal	0.9
Commercial Services	0.9
Food — Misc./Diversified	0.8
Machinery — Construction & Mining	0.8
Electric — Distribution	0.8
Oil — Field Services	0.8
Retail — Building Products	0.8
Finance — Other Services	0.8
Internet Content — Entertainment	0.8
Data Processing/Management	0.6
Retail — Apparel/Shoe	0.6
Airlines	0.6
Finance — Investment Banker/Broker	0.6
Banks — Fiduciary	0.6
Electric Products — Misc.	0.6
E-Commerce/Services	0.6
U.S. Government Treasuries	0.6
Machinery — Farming	0.5
Semiconductor Equipment	0.5
Retail — Drug Store	0.5
Medical — HMO	0.5
Computers	0.5
Repurchase Agreements	0.4
Pipelines	0.4
Electronic Components — Misc.	0.4
Auto — Cars/Light Trucks	0.4
Food — Retail	0.4
Apparel Manufacturers	0.4
Electronic Measurement Instruments	0.4
Building Products — Air & Heating	0.3
Dental Supplies & Equipment	0.3
Chemicals — Diversified	0.3
Medical — Hospitals	0.3
Entertainment Software	0.3
Insurance Brokers	0.3
Retail — Regional Department Stores	0.3
Oil Field Machinery & Equipment	0.3

Medical Instruments	0.3
Computers — Memory Devices	0.3
Telephone — Integrated	0.3
Paper & Related Products	0.2
Industrial Automated/Robotic	0.2
Auto — Heavy Duty Trucks	0.2
Medical Labs & Testing Services	0.2
Retail — Auto Parts	0.2
Agricultural Chemicals	0.2
Industrial Gases	0.2
Engines — Internal Combustion	0.2
Tools — Hand Held	0.2
Auto/Truck Parts & Equipment-Original	0.2
Advertising Agencies	0.2
Consumer Products — Misc.	0.2
Retail — Discount	0.2
Finance — Consumer Loans	0.1
Aerospace/Defense	0.1
Building Products — Cement	0.1
Oil Refining & Marketing	0.1
Independent Power Producers	0.1
Medical Information Systems	0.1
Television	0.1
Steel — Producers	0.1
Textile — Home Furnishings	0.1
Home Decoration Products	0.1
Gas — Distribution	0.1
Distribution/Wholesale	0.1
Electronic Connectors	0.1
Wireless Equipment	0.1
Water	0.1
Computer Aided Design	0.1
Retail — Perfume & Cosmetics	0.1
Medical — Generic Drugs	0.1
Water Treatment Systems	0.1
E-Commerce/Products	0.1
Retail — Consumer Electronics	0.1
Containers — Paper/Plastic	0.1
Appliances	0.1
Hotels/Motels	0.1
Office Automation & Equipment	0.1
Building Products — Wood	0.1
Food — Confectionery	0.1

100.0%

*	Calculated as a percentage of net assets

84

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.0%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	17,654	$1,223,775

Aerospace/Defense — 0.1%
TransDigm Group, Inc.†	3,219	1,126,650

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	15,780	819,771
Mosaic Co.	22,701	709,860

		1,529,631

Airlines — 0.6%
American Airlines Group, Inc.#	22,156	896,875
Delta Air Lines, Inc.	25,882	1,513,579
Southwest Airlines Co.	28,427	1,742,575
United Continental Holdings, Inc.†	7,225	631,610

		4,784,639

Apparel Manufacturers — 0.4%
Hanesbrands, Inc.#	38,249	670,888
Michael Kors Holdings, Ltd.†	3,967	288,084
PVH Corp.	6,033	863,684
Ralph Lauren Corp.	4,915	652,761
Under Armour, Inc., Class C†#	18,930	359,102

		2,834,519

Appliances — 0.1%
Whirlpool Corp.	4,020	502,420

Applications Software — 5.6%
Intuit, Inc.	11,549	2,534,659
Microsoft Corp.	332,127	37,307,826
Red Hat, Inc.†	1,210	178,753
salesforce.com, Inc.†	28,397	4,335,654

		44,356,892

Auto - Cars/Light Trucks — 0.4%
Ford Motor Co.	315,203	2,988,124

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	27,275	1,866,156

Auto/Truck Parts & Equipment - Original — 0.2%
Aptiv PLC	14,263	1,255,287

Banks - Commercial — 1.8%
BB&T Corp.	126,664	6,543,462
Citizens Financial Group, Inc.	26,503	1,090,864
M&T Bank Corp.	27,750	4,915,913
Regions Financial Corp.	68,927	1,341,319

		13,891,558

Banks - Fiduciary — 0.6%
Bank of New York Mellon Corp.	52,495	2,737,614
Northern Trust Corp.	17,400	1,869,804

		4,607,418

Banks - Super Regional — 4.7%
Capital One Financial Corp.	56,655	5,613,944
Comerica, Inc.	13,291	1,295,607
Fifth Third Bancorp	111,890	3,292,923
Huntington Bancshares, Inc.	39,535	640,862
KeyCorp	47,778	1,006,682
PNC Financial Services Group, Inc.	72,817	10,452,152
SunTrust Banks, Inc.	42,601	3,133,730
US Bancorp	222,792	12,055,275

		37,491,175

Beverages - Non-alcoholic — 2.4%
Keurig Dr Pepper, Inc.	9,753	222,369

Security Description	Shares	Value (Note 2)

Beverages - Non-alcoholic (continued)
Monster Beverage Corp.†	14,955	$910,610
PepsiCo, Inc.	161,536	18,093,647

		19,226,626

Building Products - Air & Heating — 0.3%
Johnson Controls International PLC	70,812	2,674,569

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	1,197	237,868
Vulcan Materials Co.#	7,853	870,112

		1,107,980

Building Products - Wood — 0.1%
Masco Corp.	11,158	423,669

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	234,352	8,668,680

Chemicals - Diversified — 0.3%
Eastman Chemical Co.	18,069	1,753,235
LyondellBasell Industries NV, Class A	6,980	787,204

		2,540,439

Chemicals - Specialty — 0.0%
International Flavors & Fragrances, Inc.	417	54,331

Commercial Services — 0.9%
Cintas Corp.	11,063	2,360,512
Ecolab, Inc.	26,830	4,037,379
Nielsen Holdings PLC	21,104	548,704

		6,946,595

Commercial Services - Finance — 1.9%
Automatic Data Processing, Inc.	29,610	4,345,267
H&R Block, Inc.#	2,176	58,883
IHS Markit, Ltd.†	16,877	928,235
Moody’s Corp.	5,537	985,697
PayPal Holdings, Inc.†	56,424	5,209,628
S&P Global, Inc.	16,068	3,326,879

		14,854,589

Computer Aided Design — 0.1%
Autodesk, Inc.†	4,569	705,225

Computer Services — 1.1%
Accenture PLC, Class A	36,868	6,233,273
Cognizant Technology Solutions Corp., Class A	22,285	1,747,812
DXC Technology Co.	8,856	806,693

		8,787,778

Computer Software — 0.0%
Citrix Systems, Inc.†	3,287	374,784

Computers — 0.5%
Hewlett Packard Enterprise Co.	74,536	1,232,080
HP, Inc.	98,583	2,430,071

		3,662,151

Computers - Memory Devices — 0.3%
NetApp, Inc.	6,491	563,483
Seagate Technology PLC	14,483	775,420
Western Digital Corp.	10,824	684,510

		2,023,413

Consumer Products - Misc. — 0.2%
Kimberly-Clark Corp.	10,557	1,219,756

Containers - Paper/Plastic — 0.1%
WestRock Co.	9,182	505,745

85

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Cosmetics & Toiletries — 2.3%
Colgate-Palmolive Co.	67,155	$4,459,764
Procter & Gamble Co.	168,361	13,965,545

		18,425,309

Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.	20,892	2,259,888
Fiserv, Inc.†	30,746	2,461,832
Paychex, Inc.	3,899	285,602

		5,007,322

Dental Supplies & Equipment — 0.3%
Align Technology, Inc.†	4,440	1,716,016
DENTSPLY SIRONA, Inc.	23,282	929,417

		2,645,433

Diagnostic Equipment — 1.8%
Danaher Corp.	70,115	7,259,707
Thermo Fisher Scientific, Inc.	27,451	6,563,534

		13,823,241

Distribution/Wholesale — 0.1%
Fastenal Co.	13,935	813,247

Diversified Manufacturing Operations — 1.1%
Eaton Corp. PLC	38,539	3,204,133
Illinois Tool Works, Inc.	32,047	4,450,687
Parker-Hannifin Corp.	6,755	1,186,178

		8,840,998

E-Commerce/Products — 0.1%
eBay, Inc.†	16,246	562,274

E-Commerce/Services — 0.6%
Booking Holdings, Inc.†	2,128	4,152,898
Expedia Group, Inc.	2,568	335,124

		4,488,022

Electric Products - Misc. — 0.6%
Emerson Electric Co.	59,578	4,571,420

Electric - Distribution — 0.8%
CenterPoint Energy, Inc.	99,472	2,764,327
PPL Corp.#	127,576	3,794,110

		6,558,437

Electric - Integrated — 1.2%
AES Corp.	36,772	494,951
CMS Energy Corp.	54,193	2,668,463
Eversource Energy	57,471	3,587,915
WEC Energy Group, Inc.	42,449	2,868,703

		9,620,032

Electronic Components - Misc. — 0.4%
Corning, Inc.	69,801	2,339,031
Garmin, Ltd.	14,235	969,973

		3,309,004

Electronic Components - Semiconductors — 4.3%
Advanced Micro Devices, Inc.†#	11,302	284,471
Broadcom, Inc.	18,072	3,958,310
Intel Corp.	243,234	11,779,823
Microchip Technology, Inc.#	6,913	594,725
Micron Technology, Inc.†	36,234	1,903,010
NVIDIA Corp.	21,960	6,163,733
Qorvo, Inc.†	3,356	268,782
Skyworks Solutions, Inc.	3,892	355,340
Texas Instruments, Inc.	79,878	8,978,287

		34,286,481

Security Description	Shares	Value (Note 2)

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	8,332	$763,878

Electronic Forms — 1.0%
Adobe Systems, Inc.†	29,047	7,654,175

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	10,123	683,708
Fortive Corp.	24,941	2,094,545

		2,778,253

Engines - Internal Combustion — 0.2%
Cummins, Inc.	9,405	1,333,629

Enterprise Software/Service — 1.4%
CA, Inc.	11,342	496,780
Oracle Corp.	221,581	10,764,405

		11,261,185

Entertainment Software — 0.3%
Activision Blizzard, Inc.	17,380	1,253,098
Electronic Arts, Inc.†	9,818	1,113,459

		2,366,557

Finance - Consumer Loans — 0.1%
Synchrony Financial	37,102	1,175,020

Finance - Credit Card — 4.9%
American Express Co.	53,344	5,653,397
Discover Financial Services	21,767	1,700,438
Mastercard, Inc., Class A	64,303	13,861,155
Visa, Inc., Class A#	120,489	17,698,629

		38,913,619

Finance - Investment Banker/Broker — 0.6%
Charles Schwab Corp.	58,050	2,948,360
Jefferies Financial Group, Inc.	77,029	1,788,613

		4,736,973

Finance - Other Services — 0.8%
CME Group, Inc.	22,519	3,934,745
Intercontinental Exchange, Inc.	30,551	2,328,903

		6,263,648

Food - Confectionery — 0.1%
J.M. Smucker Co.	4,077	421,480

Food - Misc./Diversified — 0.8%
Campbell Soup Co.#	18,234	719,331
General Mills, Inc.	74,910	3,446,609
Kraft Heinz Co.	43,620	2,541,738

		6,707,678

Food - Retail — 0.4%
Kroger Co.	94,675	2,982,263

Gas - Distribution — 0.1%
NiSource, Inc.	34,038	921,409

Home Decoration Products — 0.1%
Newell Brands, Inc.#	43,043	934,894

Hotels/Motels — 0.1%
Wyndham Worldwide Corp.†	11,315	500,123

Independent Power Producers — 0.1%
NRG Energy, Inc.	28,636	1,013,428

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	10,486	1,897,547

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	8,077	1,343,124

86

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance Brokers — 0.3%
Aon PLC	4,058	$590,682
Marsh & McLennan Cos., Inc.	15,619	1,321,836
Willis Towers Watson PLC	2,359	347,410

		2,259,928

Insurance - Life/Health — 1.0%
Aflac, Inc.	65,430	3,025,483
Lincoln National Corp.	8,101	531,264
Principal Financial Group, Inc.	10,663	588,491
Prudential Financial, Inc.	40,314	3,960,850

		8,106,088

Insurance - Multi-line — 1.7%
Allstate Corp.	34,665	3,486,259
Chubb, Ltd.	53,489	7,233,852
Cincinnati Financial Corp.	5,565	426,669
Loews Corp.	51,055	2,568,577

		13,715,357

Insurance - Property/Casualty — 2.9%
Berkshire Hathaway, Inc., Class B†	99,189	20,702,728
Travelers Cos., Inc.	18,754	2,468,026

		23,170,754

Internet Content - Entertainment — 0.8%
Netflix, Inc.†	16,196	5,954,945

Investment Management/Advisor Services — 1.1%
Ameriprise Financial, Inc.	11,281	1,601,451
BlackRock, Inc.	10,957	5,249,061
Franklin Resources, Inc.	18,949	601,441
Invesco, Ltd.	12,634	304,479
T. Rowe Price Group, Inc.	6,933	803,465

		8,559,897

Machinery - Construction & Mining — 0.8%
Caterpillar, Inc.	48,092	6,677,574

Machinery - Farming — 0.5%
Deere & Co.	27,794	3,996,777

Machinery - General Industrial — 0.0%
Roper Technologies, Inc.	1,074	320,449

Medical Information Systems — 0.1%
Cerner Corp.†	15,166	987,458

Medical Instruments — 0.3%
Edwards Lifesciences Corp.†	14,194	2,047,343

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	6,643	1,148,375
Quest Diagnostics, Inc.	5,358	589,273

		1,737,648

Medical Products — 2.7%
Abbott Laboratories	170,338	11,385,392
Baxter International, Inc.	47,320	3,519,188
Stryker Corp.	36,919	6,255,186

		21,159,766

Medical - Biomedical/Gene — 3.9%
Alexion Pharmaceuticals, Inc.†	13,779	1,684,345
Amgen, Inc.	48,120	9,614,857
Biogen, Inc.†	10,561	3,733,208
Celgene Corp.†	44,955	4,246,000
Gilead Sciences, Inc.	62,850	4,759,630
Illumina, Inc.†	5,865	2,081,078
Incyte Corp.†	5,150	380,637

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Regeneron Pharmaceuticals, Inc.†	3,848	$1,565,174
Vertex Pharmaceuticals, Inc.†	13,073	2,410,661

		30,475,590

Medical - Drugs — 1.8%
AbbVie, Inc.	95,672	9,182,599
Zoetis, Inc.	57,355	5,196,363

		14,378,962

Medical - Generic Drugs — 0.1%
Perrigo Co. PLC#	7,648	585,148

Medical - HMO — 0.5%
Centene Corp.†	4,887	715,848
Humana, Inc.	8,985	2,994,341

		3,710,189

Medical - Hospitals — 0.3%
HCA Healthcare, Inc.	18,462	2,475,939

Multimedia — 1.3%
Walt Disney Co.	92,714	10,385,822

Networking Products — 1.7%
Cisco Systems, Inc.	282,051	13,473,576

Non-Hazardous Waste Disposal — 0.9%
Republic Services, Inc.	39,658	2,909,311
Waste Management, Inc.	47,094	4,280,844

		7,190,155

Office Automation & Equipment — 0.1%
Xerox Corp.	15,961	444,673

Oil Companies - Exploration & Production — 3.4%
Anadarko Petroleum Corp.	32,829	2,114,188
Apache Corp.	22,668	993,539
Cabot Oil & Gas Corp.	15,359	366,005
Concho Resources, Inc.†	2,045	280,472
Devon Energy Corp.	27,039	1,160,784
EOG Resources, Inc.	28,543	3,374,639
EQT Corp.	7,272	371,017
Hess Corp.	43,533	2,931,512
Marathon Oil Corp.	125,177	2,692,557
Noble Energy, Inc.	18,857	560,430
Occidental Petroleum Corp.	139,999	11,181,720
Pioneer Natural Resources Co.	5,966	1,042,260

		27,069,123

Oil Field Machinery & Equipment — 0.3%
National Oilwell Varco, Inc.	47,119	2,217,891

Oil Refining & Marketing — 0.1%
Valero Energy Corp.	9,011	1,062,217

Oil - Field Services — 0.8%
Baker Hughes a GE Co., LLC	28,806	949,734
Schlumberger, Ltd.	87,337	5,516,205

		6,465,939

Paper & Related Products — 0.2%
International Paper Co.	38,510	1,969,401

Pipelines — 0.4%
Kinder Morgan, Inc.	101,219	1,791,576
ONEOK, Inc.	23,891	1,574,656

		3,366,232

Real Estate Investment Trusts — 5.3%
American Tower Corp.	55,188	8,229,634

87

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
AvalonBay Communities, Inc.	8,118	$1,487,948
Boston Properties, Inc.	3,844	501,450
Crown Castle International Corp.	42,552	4,852,205
Digital Realty Trust, Inc.	4,980	618,914
Equinix, Inc.	4,380	1,910,249
Equity Residential	14,584	988,066
Essex Property Trust, Inc.	738	181,755
HCP, Inc.	58,725	1,587,337
Host Hotels & Resorts, Inc.	76,822	1,653,978
Prologis, Inc.	32,868	2,208,072
Public Storage	10,585	2,250,159
Realty Income Corp.	10,326	604,794
Simon Property Group, Inc.	32,543	5,956,345
Ventas, Inc.	36,569	2,189,386
Vornado Realty Trust	11,795	908,215
Welltower, Inc.	28,684	1,913,510
Weyerhaeuser Co.	98,324	3,412,826

		41,454,843

Real Estate Operations & Development — 0.0%
Brookfield Property Partners LP	12,284	245,433

Retail - Apparel/Shoe — 0.6%
L Brands, Inc.	24,823	656,072
Ross Stores, Inc.	33,037	3,164,284
Tapestry, Inc.	22,263	1,128,511

		4,948,867

Retail - Auto Parts — 0.2%
O’Reilly Automotive, Inc.†	4,645	1,558,026

Retail - Automobile — 0.0%
CarMax, Inc.†#	3,401	265,448

Retail - Building Products — 0.8%
Lowe’s Cos., Inc.	57,637	6,268,024

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	6,713	534,086

Retail - Discount — 0.2%
Dollar Tree, Inc.†	14,975	1,205,637

Retail - Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	54,203	3,716,158

Retail - Jewelry — 0.0%
Tiffany & Co.	1,709	209,609

Retail - Major Department Stores — 1.1%
TJX Cos., Inc.	80,947	8,901,742

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	2,353	611,780

Retail - Regional Department Stores — 0.3%
Kohl’s Corp.#	18,312	1,448,663
Macy’s, Inc.	21,755	795,145

		2,243,808

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	670	318,371
Darden Restaurants, Inc.	6,198	719,216
Starbucks Corp.	104,397	5,580,020
Yum! Brands, Inc.	34,715	3,016,386

		9,633,993

Semiconductor Components - Integrated Circuits — 1.1%
Analog Devices, Inc.	26,987	2,667,665
QUALCOMM, Inc.	82,967	5,700,663

		8,368,328

Security Description	Shares/ Principal Amount	Value (Note 2)

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	59,913	$2,577,457
KLA-Tencor Corp.	9,541	1,108,760
Lam Research Corp.	1,330	230,210

		3,916,427

Steel - Producers — 0.1%
Nucor Corp.	15,225	951,563

Telephone - Integrated — 0.3%
CenturyLink, Inc.#	93,307	1,993,038

Television — 0.1%
CBS Corp., Class B	18,409	976,045

Textile - Home Furnishings — 0.1%
Mohawk Industries, Inc.†	4,926	943,772

Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc.	9,281	1,304,259

Toys — 0.0%
Mattel, Inc.#	12,200	188,246

Transport - Rail — 1.8%
CSX Corp.	48,391	3,588,677
Norfolk Southern Corp.	16,548	2,876,704
Union Pacific Corp.	49,148	7,402,672

		13,868,053

Transport - Services — 1.0%
United Parcel Service, Inc., Class B	62,827	7,720,182

Water — 0.1%
American Water Works Co., Inc.	8,483	742,517

Water Treatment Systems — 0.1%
Pentair PLC	13,035	566,762

Web Portals/ISP — 4.3%
Alphabet, Inc., Class A†	15,193	18,714,737
Alphabet, Inc., Class C†	12,416	15,125,047

		33,839,784

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	5,823	747,440

Total Long-Term Investment Securities
(cost $490,660,603)		781,043,388

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(1)(2)	228,345	228,345

U.S. Government Treasuries — 0.6%
United States Treasury Bills
1.97% due 11/01/2018(3)	$1,000,000	996,758
2.02% due 11/29/2018(3)	555,000	552,259
2.04% due 11/29/2018(3)	400,000	398,024
2.11% due 01/03/2019(3)	2,500,000	2,482,144

		4,429,185

Total Short-Term Investment Securities
(cost $4,657,209)		4,657,530

88

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.35%, dated 08/31/2018, to be repurchased 09/04/2018 in the amount of $3,559,138 collateralized by $3,180,000 of United States Treasury Notes, bearing interest at 3.75% due 11/15/2043 and having an approximate value of $3,632,975. (cost $3,559,000)	$3,559,000	$3,559,000

TOTAL INVESTMENTS
(cost $498,876,812)(4)	100.0%	789,259,918
Liabilities in excess of other assets	(0.0)	(141,778)

NET ASSETS	100.0%	$789,118,140

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2018.
(2)

At August 31, 2018, the Fund had loaned securities with a total value of $31,031,625. This was secured by collateral of $228,345, which was received in cash and subsequently invested in short-term investments currently valued at $228,345 as reported in the Portfolio of Investments. Additional collateral of $31,471,353 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.50%	07/15/2042 to 05/01/2048	$2,059,769
Federal National Mtg. Assoc.	3.00% to 4.50%	10/25/2039 to 06/01/2048	1,932,827
Government National Mtg. Assoc.	2.50%	09/20/2046	307,950
United States Treasury Bills	0.00%	09/13/2018 to 03/28/2019	1,041,171
United States Treasury Notes/Bonds	zero coupon to 8.75%	09/15/2018 to 11/15/2047	26,129,636

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
59	Long	S&P 500 E-Mini Index	September 2018	$8,208,784	$8,561,195	$352,411

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$781,043,388	$—	$—	$781,043,388
Short Term Investment Securities:
Registered Investment Companies	228,345	—	—	228,345
U.S. Government Treasuries	—	4,429,185	—	4,429,185
Repurchase Agreements	—	3,559,000	—	3,559,000

Total Investments at Value	$781,271,733	$7,988,185	$—	$789,259,918

Other Financial Instruments:+
Futures Contracts	$352,411	$—	$—	$352,411

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

89

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited)

Industry Allocation*

Sovereign	16.2%
Federal National Mtg. Assoc.	12.0
Registered Investment Companies	6.9
Federal Home Loan Mtg. Corp.	5.0
United States Treasury Notes	3.3
Oil Companies — Exploration & Production	3.0
Diversified Banking Institutions	2.8
Oil Companies — Integrated	2.4
Cable/Satellite TV	2.3
Banks — Commercial	2.2
Pipelines	2.0
Government National Mtg. Assoc.	1.7
Real Estate Investment Trusts	1.5
Telephone — Integrated	1.5
Cellular Telecom	1.4
Electric — Integrated	1.2
Diversified Financial Services	1.2
Transport — Rail	1.1
Medical — Drugs	0.9
Satellite Telecom	0.8
Finance — Consumer Loans	0.7
Oil — Field Services	0.7
Chemicals — Diversified	0.7
Oil & Gas Drilling	0.6
Gambling (Non-Hotel)	0.6
Metal Processors & Fabrication	0.6
Agricultural Chemicals	0.5
Computer Services	0.5
Auto — Cars/Light Trucks	0.5
Steel — Producers	0.5
Enterprise Software/Service	0.5
Metal — Copper	0.5
Transport — Marine	0.4
Paper & Related Products	0.4
Electric — Distribution	0.4
Insurance — Property/Casualty	0.4
Real Estate Management/Services	0.4
Central Bank	0.4
Aerospace/Defense — Equipment	0.4
Computers	0.4
Containers — Paper/Plastic	0.4
Chemicals — Specialty	0.4
Broadcast Services/Program	0.4
Building — Residential/Commercial	0.4
Metal — Diversified	0.4
Insurance — Life/Health	0.3
Electric — Generation	0.3
Television	0.3
Computers — Integrated Systems	0.3
Building & Construction Products — Misc.	0.3
Auto — Heavy Duty Trucks	0.3
Food — Retail	0.3
Medical — Hospitals	0.3
Batteries/Battery Systems	0.3
Rental Auto/Equipment	0.3
Insurance — Multi-line	0.3
Hotels/Motels	0.3
Publishing — Books	0.3
Cosmetics & Toiletries	0.3
Containers — Metal/Glass	0.3
Medical — HMO	0.3
Building Products — Wood	0.3
United States Treasury Bonds	0.3
Auto/Truck Parts & Equipment — Original	0.3
Building & Construction — Misc.	0.3
Retail — Office Supplies	0.3
Finance — Credit Card	0.3
Physicians Practice Management	0.3
Electronic Parts Distribution	0.3

Food — Meat Products	0.3
Marine Services	0.3
Brewery	0.3
Finance — Other Services	0.2
Banks — Super Regional	0.2
Computer Software	0.2
Finance — Investment Banker/Broker	0.2
Quarrying	0.2
Computers — Memory Devices	0.2
Coal	0.2
Building — Heavy Construction	0.2
Savings & Loans/Thrifts	0.2
Security Services	0.2
Platinum	0.2
Commercial Services	0.2
Airlines	0.2
Finance — Mortgage Loan/Banker	0.2
Diversified Manufacturing Operations	0.2
Banks — Export/Import	0.2
Energy — Alternate Sources	0.2
Circuit Boards	0.2
Printing — Commercial	0.2
Retail — Restaurants	0.2
Medical — Generic Drugs	0.2
Machinery — Construction & Mining	0.2
Machinery — General Industrial	0.2
Medical — Nursing Homes	0.2
Diversified Operations	0.2
Retail — Automobile	0.2
Internet Financial Services	0.2
Retail — Appliances	0.2
Real Estate Operations & Development	0.2
Metal — Iron	0.2
Internet Content — Entertainment	0.2
Oil Field Machinery & Equipment	0.2
Internet Connectivity Services	0.2
Retail — Discount	0.2
E-Commerce/Services	0.2
Diversified Minerals	0.2
Radio	0.2
Applications Software	0.2
Distribution/Wholesale	0.2
Retail — Leisure Products	0.2
Building Products — Cement	0.2
Schools	0.2
Machinery — Farming	0.2
Machinery — Pumps	0.1
Retail — Major Department Stores	0.1
Consumer Products — Misc.	0.1
Poultry	0.1
Water	0.1
Internet Application Software	0.1
Transport — Services	0.1
Retail — Pawn Shops	0.1
Oil Refining & Marketing	0.1
Beverages — Non-alcoholic	0.1
Racetracks	0.1
Insurance Brokers	0.1
Investment Companies	0.1
Gas — Distribution	0.1
Independent Power Producers	0.1
Finance — Auto Loans	0.1
Insurance — Mutual	0.1
Telecom Services	0.1
Machinery — Thermal Process	0.1
Banks — Special Purpose	0.1
Finance — Commercial	0.1
Commercial Services — Finance	0.1
Multimedia	0.1

90

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Retail — Sporting Goods	0.1%
Retail — Petroleum Products	0.1
Leisure Products	0.1
Transport — Truck	0.1
Building Products — Doors & Windows	0.1
Theaters	0.1
Resorts/Theme Parks	0.1
Footwear & Related Apparel	0.1
Retail — Hypermarkets	0.1
Soap & Cleaning Preparation	0.1
Dialysis Centers	0.1
Building Products — Air & Heating	0.1
Building Societies	0.1
Advertising Services	0.1
Medical Products	0.1
Food — Dairy Products	0.1
Non-Ferrous Metals	0.1
Funeral Services & Related Items	0.1
Pharmacy Services	0.1
Transport — Equipment & Leasing	0.1
Medical Labs & Testing Services	0.1
Diamonds/Precious Stones	0.1
Electronic Components — Misc.	0.1
Tools — Hand Held	0.1
Medical Instruments	0.1
Trucking/Leasing	0.1

103.1%

Credit Quality†#

Aaa	24.2%
Aa	2.3
A	7.1
Baa	15.9
Ba	13.6
B	25.9
Caa	4.7
Not Rated@	6.3

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

91

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018

Security Description	Principal Amount(9)	Value (Note 2)

ASSET BACKED SECURITIES — 1.1%
Diversified Financial Services — 1.1%
American Express Credit Account Master Trust FRS Series 2018-5, Class A 2.40% (1 ML+0.34%) due 12/15/2025	$475,000	$474,854
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	225,000	225,109
Americredit Automobile Receivables Trust Series 2018-2, Class D 4.01% due 07/18/2024	200,000	200,737
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	400,000	395,053
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	168,000	168,136
BX Trust FRS Series 2018-MCSF, Class A 2.64% (1 ML + 0.58%) due 04/15/2035*(1)	900,000	896,897
CarMax Auto Owner Trust Series 2016-3, Class A4 1.60% due 01/18/2022	500,000	487,775
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	175,000	169,819
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	820,651	810,192
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	100,000	100,359
Citigroup Commercial Mtg. Trust Series 2018-C5, Class A4 4.23% due 06/10/2051(1)	1,000,000	1,040,285
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 1.12% due 03/10/2048(1)(3)	3,091,980	127,727
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 2.76% (1 ML+0.70%) due 06/15/2034*(1)	1,000,000	999,686
DBGS Mtg. Trust FRS Series 2018-BIOD, Class A 2.87% (3 ML+0.80%) due 05/15/2035*(1)	946,651	946,648
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	100,000	98,503
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	115,000	112,170
Ford Credit Auto Owner Trust/Ford Credit Series 2018-2, Class A 3.47% due 01/15/2030*	100,000	100,548
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	129,000	127,121
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A 2.48% due 09/15/2024	250,000	243,021
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	195,145

Security Description	Principal Amount(9)		Value (Note 2)

Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)		$75,000	$74,965
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024		100,000	97,542
Toyota Auto Receivables Owner Trust Series 2018-A, Class A3 2.35% due 05/16/2022		200,000	198,040
Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*		250,000	246,304
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*		100,000	99,567
World Financial Network Credit Card Master Trust Series 2016-A, Class A 2.03% due 04/15/2025		270,000	261,605
World Financial Network Credit Card Master Trust Series 2017-C, Class A 2.31% due 08/15/2024		200,000	196,693

Total Asset Backed Securities
(cost $9,145,993)			9,094,501

U.S. CORPORATE BONDS & NOTES — 31.1%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024		108,000	108,117

Aerospace/Defense — 0.0%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020		248,000	247,857

Aerospace/Defense - Equipment — 0.4%
Harris Corp. Senior Notes 4.40% due 06/15/2028		225,000	228,617
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021		1,535,000	1,469,763
United Technologies Corp. Senior Notes 1.15% due 05/18/2024	EUR	300,000	352,161
United Technologies Corp. Senior Notes 1.90% due 05/04/2020		260,000	254,544
United Technologies Corp. Senior Notes 2.15% due 05/18/2030	EUR	300,000	357,393
United Technologies Corp. Senior Notes 3.95% due 08/16/2025		174,000	174,898
United Technologies Corp. Senior Notes 4.63% due 11/16/2048		341,000	345,146

			3,182,522

Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 3.25% due 11/15/2022		179,000	175,691

92

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Airlines — 0.1%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2019(5)	$47,508	$47,679
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	917,767	923,825

		971,504

Applications Software — 0.2%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	1,266,000	1,299,726

Auto - Cars/Light Trucks — 0.4%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	396,000	393,797
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	273,000	262,613
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	687,000	678,816
Daimler Finance North America LLC Company Guar. Notes 3.10% due 05/04/2020*	473,000	472,126
Ford Motor Credit Co. LLC Senior Notes 2.34% due 11/02/2020	489,000	474,018
Nissan Motor Acceptance Corp. Senior Notes 2.15% due 09/28/2020*	563,000	549,094
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	412,000	397,788
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	444,000	443,284

		3,671,536

Auto - Heavy Duty Trucks — 0.3%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	1,329,000	1,309,065
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	1,234,000	1,275,647

		2,584,712

Banks - Commercial — 0.7%
Associated Bank NA Senior Notes 3.50% due 08/13/2021	244,000	243,696
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	677,000	692,923
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	268,000	261,639
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	238,000	238,541

Security Description	Principal Amount(9)	Value (Note 2)

Banks - Commercial (continued)
Discover Bank Sub. Notes 4.68% due 08/09/2028	$268,000	$267,828
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	443,000	444,105
KeyBank NA Senior Notes 3.35% due 06/15/2021	265,000	266,092
Regions Bank Senior Notes 3.37% due 08/13/2021	324,000	324,071
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	286,000	277,462
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,198,000	1,563,250
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023	442,000	429,699
SunTrust Bank Senior Notes 3.50% due 08/02/2022	308,000	308,128
Synovus Financial Corp. Senior Notes 3.13% due 11/01/2022	179,000	171,393
ZB NA Senior Notes 3.50% due 08/27/2021	250,000	249,721

		5,738,548

Banks - Super Regional — 0.2%
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026#	165,000	154,964
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	684,000	652,448
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	466,000	462,671
Wells Fargo Bank NA Senior Notes 2.60% due 01/15/2021	317,000	312,729
Wells Fargo Bank NA Senior Notes 3.55% due 08/14/2023	382,000	383,382

		1,966,194

Batteries/Battery Systems — 0.3%
Energizer Gamma Acquisition, Inc. Senior Sec. Notes 6.38% due 07/15/2026*#	1,450,000	1,498,937
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	1,293,000	1,305,930

		2,804,867

Beverages - Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023*	188,000	189,157

93

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Beverages - Non-alcoholic (continued)
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	$498,000	$504,661
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028*	263,000	266,938
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038*	134,000	136,978

		1,097,734

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	341,000	337,099
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	233,000	228,175
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.70% due 02/01/2036	119,000	120,859
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.90% due 02/01/2046	443,000	454,579
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	148,000	145,740

		1,286,452

Broadcast Services/Program — 0.3%
Discovery Communications LLC Company Guar. Notes 3.50% due 06/15/2022*	224,000	222,047
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024*	369,000	364,342
Discovery Communications LLC Company Guar. Notes 5.00% due 09/20/2037	81,000	78,978
Univision Communications, Inc. Senior Sec. Notes 5.13% due 05/15/2023*	1,569,000	1,490,550

		2,155,917

Building & Construction Products - Misc. — 0.2%
Owens Corning Senior Notes 4.30% due 07/15/2047	499,000	414,115
Owens Corning Company Guar. Notes 4.40% due 01/30/2048	151,000	127,189
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,425,000	1,457,319

		1,998,623

Building & Construction - Misc. — 0.2%
frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	196,000	200,655
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	1,253,000	1,215,410

		1,416,065

Security Description	Principal Amount(9)	Value (Note 2)

Building Products - Cement — 0.1%
CRH America Finance, Inc. Company Guar. Notes 3.95% due 04/04/2028*	$215,000	$210,256
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	111,000	98,171
Vulcan Materials Co. Senior Notes 4.70% due 03/01/2048*	271,000	256,269

		564,696

Building Products - Wood — 0.3%
Boise Cascade Co. Company Guar. Notes 5.63% due 09/01/2024*	1,890,000	1,937,250
Masco Corp. Senior Notes 4.45% due 04/01/2025	382,000	388,170
Masco Corp. Senior Notes 4.50% due 05/15/2047	182,000	161,964

		2,487,384

Building - Heavy Construction — 0.2%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	1,900,000	1,933,250

Building - Residential/Commercial — 0.2%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	304,000	278,160
William Lyon Homes, Inc. Company Guar. Notes 6.00% due 09/01/2023*	1,253,000	1,209,521

		1,487,681

Cable/Satellite TV — 1.1%
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	2,148,000	2,191,497
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	556,000	520,711
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	980,000	973,875
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	957,000	976,140
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	29,000	27,964
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	60,000	56,523
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	109,000	107,417
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	98,000	104,904

94

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	$340,000	$340,142
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	60,000	55,671
Comcast Corp. Company Guar. Notes 4.00% due 03/01/2048	198,000	179,371
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,450,000	1,411,938
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	865,000	916,900
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	1,375,000	1,395,625

		9,258,678

Cellular Telecom — 1.0%
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	2,095,000	2,196,482
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	5,277,000	5,679,371
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	730,000	730,000

		8,605,853

Chemicals - Specialty — 0.3%
GCP Applied Technologies, Inc. Company Guar. Notes 5.50% due 04/15/2026*	1,039,000	1,018,220
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*	865,000	892,031
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	155,000	202,872

		2,113,123

Circuit Boards — 0.2%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	1,690,000	1,681,550

Coal — 0.2%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	1,865,000	1,944,262

Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	40,000	35,653

Commercial Services — 0.2%
Ecolab, Inc. Senior Notes 1.00% due 01/15/2024	EUR1,000,000	1,177,604

Security Description	Principal Amount(9)		Value (Note 2)

Commercial Services (continued)
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		$228,000	$219,894
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*		436,000	423,378

			1,820,876

Computer Services — 0.4%
Harland Clarke Holdings Corp. Senior Sec. Notes 8.38% due 08/15/2022*		2,618,000	2,454,375
IBM Credit LLC Senior Notes 1.63% due 09/06/2019		278,000	275,159
IBM Credit LLC Senior Notes 2.65% due 02/05/2021		611,000	605,674

			3,335,208

Computer Software — 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*#		1,265,000	1,245,234

Computers — 0.4%
Apple, Inc. Senior Notes 1.38% due 05/24/2029	EUR	800,000	949,022
Apple, Inc. Senior Notes 2.85% due 05/06/2021		183,000	182,680
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 6.02% due 06/15/2026*		1,355,000	1,436,474
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*		457,000	540,418
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035		57,000	58,998

			3,167,592

Computers - Integrated Systems — 0.3%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#		1,821,000	1,286,081
Everi Payments, Inc. Company Guar. Notes 7.50% due 12/15/2025*		1,650,000	1,676,400

			2,962,481

Consumer Products - Misc. — 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028		1,336,000	1,257,510

Containers - Metal/Glass — 0.3%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026		854,000	930,860
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*		1,584,000	1,564,200

			2,495,060

95

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers - Paper/Plastic — 0.4%
Crown Americas LLC/Crown Americas Capital Corp. VI Company Guar. Notes 4.75% due 02/01/2026*#		$609,000	$584,640
Multi-Color Corp. Company Guar. Notes 4.88% due 11/01/2025*		1,700,000	1,585,250
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*		934,000	955,015

			3,124,905

Cosmetics & Toiletries — 0.3%
Coty, Inc. Senior Notes 6.50% due 04/15/2026*#		1,425,000	1,340,391
First Quality Finance Co., Inc. Company Guar. Notes 5.00% due 07/01/2025*		1,274,000	1,194,375

			2,534,766

Distribution/Wholesale — 0.2%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025		1,300,000	1,290,640

Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 0.75% due 07/26/2023	EUR	1,000,000	1,163,116
Bank of America Corp. Senior Notes 3.55% due 03/05/2024		304,000	302,139
Bank of America Corp. Senior Notes 3.86% due 07/23/2024		269,000	270,379
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		951,000	929,753
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		196,000	226,901
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023		833,000	807,922
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		738,000	731,697
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048		180,000	183,924
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046		91,000	89,943
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		104,000	118,258
Goldman Sachs Group, Inc. Senior Notes 1.25% due 05/01/2025	EUR	900,000	1,036,647
Goldman Sachs Group, Inc. Senior Notes 2.13% due 09/30/2024	EUR	700,000	855,376
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023		315,000	306,489

Security Description	Principal Amount(9)		Value (Note 2)

Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038		$274,000	$255,892
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033		284,000	329,089
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		225,000	272,733
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021		882,000	868,457
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038		574,000	536,254
Morgan Stanley Senior Notes 1.75% due 03/11/2024	EUR	350,000	421,108
Morgan Stanley Sub. Notes 5.00% due 11/24/2025		1,812,000	1,884,969

			11,591,046

Diversified Manufacturing Operations — 0.0%
Carlisle Cos., Inc. Senior Notes 3.75% due 12/01/2027		172,000	165,948

Electric - Distribution — 0.0%
Entergy Louisiana LLC Collateral Trust Bonds 4.20% due 09/01/2048		213,000	215,340

Electric - Generation — 0.1%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*		554,000	575,112

Electric - Integrated — 0.6%
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		272,000	293,298
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022		160,000	157,735
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022		215,000	212,461
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027		221,000	217,223
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047		404,000	415,304
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031		931,000	1,207,892
Georgia Power Co. Senior Notes 2.00% due 09/08/2020		224,000	218,719
Indiana Michigan Power Co. Senior Notes 4.25% due 08/15/2048		181,000	182,365
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*		432,000	417,446

96

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Nevada Power Co. General Ref. Mtg. 2.75% due 04/15/2020	$167,000	$166,751
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027	260,000	238,824
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	366,000	369,444
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	251,000	254,292
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	166,000	161,896
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	562,000	576,590
Southern California Edison Co. 1st Mtg. Notes 4.13% due 03/01/2048	239,000	233,053

		5,323,293

Electronic Components - Misc. — 0.0%
Jabil, Inc. Senior Notes 3.95% due 01/12/2028#	40,000	38,216

Electronic Components - Semiconductors — 0.0%
Intel Corp. Senior Notes 2.45% due 07/29/2020	333,000	330,885

Electronic Measurement Instruments — 0.0%
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	348,000	355,095

Electronic Parts Distribution — 0.3%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	2,149,000	2,124,540

Electronic Security Devices — 0.0%
Allegion US Holding Co., Inc. Company Guar. Notes 3.20% due 10/01/2024	95,000	89,731

Energy - Alternate Sources — 0.2%
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	1,719,000	1,731,893

Enterprise Software/Service — 0.4%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024#	1,835,000	1,922,163
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	697,000	706,040
Oracle Corp. Senior Notes 2.95% due 11/15/2024	519,000	504,962
Oracle Corp. Senior Notes 3.90% due 05/15/2035	84,000	82,418

		3,215,583

Security Description	Principal Amount(9)	Value (Note 2)

Finance - Auto Loans — 0.1%
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023	$974,000	$1,021,483

Finance - Consumer Loans — 0.7%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,753,000	1,823,120
SLM Corp. Senior Notes 5.63% due 08/01/2033	2,289,000	1,922,760
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,850,000	1,850,555
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	549,000	546,293

		6,142,728

Finance - Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 5.88% due 11/01/2021*	1,730,000	1,768,925
American Express Co. Senior Notes 2.50% due 08/01/2022	402,000	387,202

		2,156,127

Finance - Investment Banker/Broker — 0.2%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	211,000	192,418
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	97,000	2,871
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(5)(6)	111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(5)(6)	143,000	14
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,730,000	1,691,075

		1,886,389

Finance - Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,775,000	1,757,250

Finance - Other Services — 0.1%
Intercontinental Exchange, Inc. Senior Notes 4.25% due 09/21/2048	93,000	93,216
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	457,000	449,529
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	248,000	239,088
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	168,000	163,418

		945,251

97

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food - Meat Products — 0.0%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	$140,000	$133,816

Food - Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	349,000	355,610

Food - Retail — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC Company Guar. Notes 5.75% due 03/15/2025	2,724,000	2,465,220
Kroger Co. Senior Notes 4.65% due 01/15/2048#	357,000	342,964

		2,808,184

Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Company Guar. Notes 6.63% due 06/01/2026*	711,000	723,443

Gambling (Non-Hotel) — 0.1%
Scientific Games International, Inc. Senior Sec. Notes 5.00% due 10/15/2025*	788,000	748,600
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(5)(6)	272,905	4,639

		753,239

Gas - Distribution — 0.0%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	122,000	120,748

Hotels/Motels — 0.3%
Wyndham Worldwide Corp. Senior Sec. Notes 4.15% due 04/01/2024	1,460,000	1,442,480
Wyndham Worldwide Corp. Senior Sec. Notes 4.50% due 04/01/2027#	1,195,000	1,141,583

		2,584,063

Independent Power Producers — 0.1%
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024	1,020,000	1,025,100

Insurance - Life/Health — 0.0%
AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048*	76,000	71,581
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	64,000	53,625

		125,206

Insurance - Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	144,000	167,392

Security Description	Principal Amount(9)		Value (Note 2)

Insurance - Multi-line (continued)
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*		$700,000	$698,957

			866,349

Insurance - Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*		118,000	113,968
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*		287,000	275,953
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*		628,000	614,672

			1,004,593

Insurance - Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022		232,000	228,298
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*		1,265,000	1,332,994
Chubb INA Holdings, Inc. Company Guar. Notes 2.50% due 03/15/2038	EUR	950,000	1,123,135

			2,684,427

Internet Connectivity Services — 0.2%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		894,000	909,645
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*		465,000	473,138

			1,382,783

Internet Content - Entertainment — 0.2%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025		1,375,000	1,419,688

Investment Companies — 0.1%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*		1,045,000	1,069,505

Machinery - Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022		150,000	146,142
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023#		228,000	229,824
Terex Corp. Company Guar. Notes 5.63% due 02/01/2025*		1,264,000	1,254,520

			1,630,486

Machinery - Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023		276,000	275,691

98

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Machinery - Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024		$190,000	$190,599
CNH Industrial Capital LLC Company Guar. Notes 4.38% due 04/05/2022		273,000	276,549
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021		180,000	177,326

			644,474

Machinery - General Industrial — 0.1%
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028		533,000	532,906

Machinery - Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*		966,000	997,395

Marine Services — 0.2%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 8.00% due 05/15/2022		1,256,000	1,290,540

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020		433,000	430,216

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024		418,000	403,951
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*		226,000	215,493

			619,444

Medical - Biomedical/Gene — 0.0%
Celgene Corp. Senior Notes 3.63% due 05/15/2024		167,000	165,059
Celgene Corp. Senior Notes 4.55% due 02/20/2048		130,000	123,002

			288,061

Medical - Drugs — 0.2%
Bayer US Finance II LLC Company Guar. Notes 4.63% due 06/25/2038*		391,000	381,191
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*		567,000	484,785
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023		170,000	170,296
Johnson & Johnson Senior Notes 1.65% due 05/20/2035	EUR	375,000	451,474

			1,487,746

Medical - Generic Drugs — 0.1%
Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022		124,000	121,784

Security Description	Principal Amount(9)	Value (Note 2)

Medical - Generic Drugs (continued)
Mylan, Inc. Company Guar. Notes 5.20% due 04/15/2048*	$751,000	$703,268

		825,052

Medical - HMO — 0.2%
Centene Corp. Senior Notes 5.38% due 06/01/2026*	248,000	256,018
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	1,242,000	1,199,264
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	224,000	226,424

		1,681,706

Medical - Hospitals — 0.3%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021#	1,800,000	1,737,000
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,039,000	1,070,170

		2,807,170

Medical - Wholesale Drug Distribution — 0.0%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	99,000	102,137

Metal Processors & Fabrication — 0.3%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. Senior Sec. Notes 7.38% due 12/15/2023*	853,000	895,385
Novelis Corp. Company Guar. Notes 6.25% due 08/15/2024*	1,508,000	1,526,850
Timken Co. Senior Notes 4.50% due 12/15/2028	149,000	148,883

		2,571,118

Metal - Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023#	1,358,000	1,305,378

Metal - Iron — 0.2%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025#	1,450,000	1,423,987

Multimedia — 0.1%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	837,000	799,335
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	66,000	61,797

		861,132

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	371,000	364,909

99

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production — 1.8%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	$174,000	$202,181
Apache Corp. Senior Notes 4.38% due 10/15/2028	252,000	248,424
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	1,460,000	1,496,500
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	1,175,000	1,169,125
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	249,000	254,755
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	1,300,000	1,296,750
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	1,475,000	1,380,969
Hess Corp. Senior Notes 5.60% due 02/15/2041	214,000	217,152
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,929,000	1,863,896
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,323,000	1,435,455
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	349,000	412,383
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	763,000	795,428
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	1,665,000	1,592,156
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	782,000	441,556
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	1,250,000	1,309,375
WildHorse Resource Development Corp. Company Guar. Notes 6.88% due 02/01/2025	1,415,000	1,425,612

		15,541,717

Oil Companies - Integrated — 0.0%
Chevron Corp. Senior Notes 3.19% due 06/24/2023	358,000	358,092

Oil Field Machinery & Equipment — 0.2%
Forum Energy Technologies, Inc. Company Guar. Notes 6.25% due 10/01/2021	1,409,000	1,409,000

Oil Refining & Marketing — 0.1%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 7.25% due 06/15/2025	1,049,000	1,106,695

Security Description	Principal Amount(9)	Value (Note 2)

Oil - Field Services — 0.5%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026*	$741,000	$757,673
Calfrac Holdings LP Senior Notes 8.50% due 06/15/2026*	1,455,000	1,385,887
Halliburton Co. Senior Notes 4.85% due 11/15/2035	59,000	61,854
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	1,322,000	1,156,750
USA Compression Partners LP/USA Compression Finance Corp. Senior Notes 6.88% due 04/01/2026*	1,230,000	1,273,050

		4,635,214

Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	500,000	531,733
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	473,000	478,781
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	135,000	141,108
International Paper Co. Senior Notes 5.00% due 09/15/2035	85,000	87,709

		1,239,331

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	157,000	156,050

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	220,000	219,252
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	139,000	141,848
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	101,472	100,796
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	63,507	67,757
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	137,229	147,507

		677,160

Physicians Practice Management — 0.3%
MEDNAX, Inc. Company Guar. Notes 5.25% due 12/01/2023*	2,144,000	2,138,640

Pipelines — 1.8%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	292,000	290,412

100

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 7.00% due 06/30/2024		$1,955,000	$2,162,719
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025		551,000	551,000
Energy Transfer Equity LP Senior Sec. Notes 4.25% due 03/15/2023		1,320,000	1,323,696
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035		113,000	105,344
Energy Transfer Partners LP Company Guar. Notes 6.05% due 06/01/2041		17,000	17,771
Energy Transfer Partners LP Company Guar. Notes 6.63% due 10/15/2036		168,000	187,962
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026		107,000	103,948
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045		175,000	148,197
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024		1,403,000	1,308,297
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023		678,000	666,983
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 6.00% due 08/01/2024*		1,252,000	1,273,910
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024		280,000	283,571
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038		110,000	129,787
Kinder Morgan, Inc. Company Guar. Notes 1.50% due 03/16/2022	EUR	550,000	658,861
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*		244,000	252,736
MPLX LP Senior Notes 4.00% due 03/15/2028		433,000	417,605
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*		288,000	290,160
Northern Natural Gas Co. Senior Notes 4.30% due 01/15/2049*		101,000	100,669
SemGroup Corp./Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022		2,179,000	2,159,934
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022		1,743,000	1,734,285
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026		248,000	248,453

Security Description	Principal Amount(9)		Value (Note 2)

Pipelines (continued)
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023		$527,000	$521,730
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044		265,000	284,875

			15,222,905

Platinum — 0.2%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025		890,000	824,318
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025*#		1,125,000	1,041,975

			1,866,293

Poultry — 0.1%
Pilgrim’s Pride Corp. Senior Notes 5.88% due 09/30/2027*		1,290,000	1,225,500

Publishing - Books — 0.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Senior Notes 7.88% due 05/15/2024*#		2,190,000	1,927,200

Quarrying — 0.2%
Hi-Crush Partners LP Senior Notes 9.50% due 08/01/2026*		1,950,000	1,872,000

Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026		1,035,000	1,074,796

Radio — 0.2%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*		1,310,000	1,306,725

Real Estate Investment Trusts — 1.5%
American Tower Corp. Senior Notes 1.95% due 05/22/2026	EUR	400,000	470,429
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025		1,672,000	1,630,200
EPR Properties Company Guar. Notes 4.95% due 04/15/2028		72,000	71,559
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*		1,990,000	1,927,812
GEO Group, Inc. Company Guar. Notes 5.13% due 04/01/2023		1,045,000	1,008,425
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*		1,290,000	1,195,314
iStar, Inc. Senior Notes 5.25% due 09/15/2022#		1,385,000	1,371,150
iStar, Inc. Senior Notes 6.00% due 04/01/2022		616,000	621,390

101

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Kimco Realty Corp. Senior Notes 4.25% due 04/01/2045		$158,000	$143,262
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027		1,364,000	1,336,720
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026		700,000	679,264
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025#		2,250,000	2,137,500
Washington Prime Group LP Senior Notes 5.95% due 08/15/2024#		172,000	166,822
Welltower, Inc. Senior Notes 3.95% due 09/01/2023		180,000	181,300

			12,941,147

Real Estate Management/Services — 0.4%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024		2,006,000	1,988,447
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 4.88% due 06/01/2023*		1,595,000	1,491,325

			3,479,772

Real Estate Operations & Development — 0.2%
Greystar Real Estate Partners LLC Senior Sec. Notes 5.75% due 12/01/2025*		1,310,000	1,280,525

Rental Auto/Equipment — 0.3%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*		1,294,000	1,273,037
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*#		1,460,000	1,423,500

			2,696,537

Retail - Appliances — 0.2%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022#		1,492,000	1,499,162

Retail - Automobile — 0.2%
Asbury Automotive Group, Inc. Company Guar. Notes 6.00% due 12/15/2024		1,265,000	1,268,163
AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024		308,000	293,598

			1,561,761

Retail - Discount — 0.2%
Wal-Mart Stores, Inc. Senior Bonds 1.90% due 12/15/2020		629,000	617,144
Wal-Mart Stores, Inc. Senior Notes 2.55% due 04/08/2026	EUR	575,000	749,963

			1,367,107

Security Description	Principal Amount(9)	Value (Note 2)

Retail - Leisure Products — 0.2%
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	$1,264,000	$1,273,480

Retail - Office Supplies — 0.3%
Staples, Inc. Company Guar. Notes 8.50% due 09/15/2025*#	2,315,000	2,187,443

Retail - Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 5.38% due 06/01/2024*	1,163,000	1,163,000

Retail - Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	952,000	918,680
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	711,000	750,105

		1,668,785

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(5)(6)(7)(8)	25,000	0

Satellite Telecom — 0.2%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,684,000	1,612,430

Savings & Loans/Thrifts — 0.2%
Astoria Financial Corp. Senior Notes 3.50% due 06/08/2020	500,000	499,808
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	447,000	469,223
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	824,000	914,941

		1,883,972

Schools — 0.2%
Graham Holdings Co. Company Guar. Notes 5.75% due 06/01/2026*	1,235,000	1,262,788

Security Services — 0.2%
ADT Corp. Senior Sec. Notes 4.13% due 06/15/2023	842,000	800,953
ADT Corp. Senior Sec. Notes 6.25% due 10/15/2021	1,013,000	1,068,715

		1,869,668

Semiconductor Components - Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	361,000	351,643

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	119,000	109,940

102

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Steel - Producers — 0.4%
AK Steel Corp. Company Guar. Notes 6.38% due 10/15/2025#		$1,125,000	$1,046,250
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026*		1,169,000	1,128,085
United States Steel Corp. Senior Notes 6.88% due 08/15/2025		1,235,000	1,253,525

			3,427,860

Telephone - Integrated — 0.8%
AT&T, Inc. Senior Notes 3.15% due 09/04/2036	EUR	600,000	695,163
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		884,000	821,915
AT&T, Inc. Senior Notes 4.90% due 08/15/2037*		511,000	489,451
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023#		1,795,000	1,871,288
Citizens Communications Co. Senior Notes 9.00% due 08/15/2031#		2,310,000	1,368,675
Verizon Communications, Inc. Senior Bonds 2.88% due 01/15/2038	EUR	330,000	381,370
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		152,000	147,053
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		996,000	1,054,873

			6,829,788

Television — 0.3%
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		1,320,000	1,412,400
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024		231,000	225,060
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*		855,000	837,900
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*		273,000	273,000

			2,748,360

Transport - Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 3.25% due 09/15/2026		142,000	131,577

Transport - Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028		261,000	257,929

Transport - Rail — 0.1%
Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021		173,000	171,454

Security Description	Principal Amount(9)		Value (Note 2)

Transport - Rail (continued)
Norfolk Southern Corp. Senior Notes 5.10% due 12/31/2049		$338,000	$336,245

			507,699

Transport - Services — 0.0%
CH Robinson Worldwide, Inc. Senior Notes 4.20% due 04/15/2028		173,000	171,592
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048		133,000	121,539

			293,131

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*		422,000	417,815

Vitamins & Nutrition Products — 0.0%
HLF Financing SARL LLC/Herbalife International, Inc. Senior Notes 7.25% due 08/15/2026*		199,000	201,806

Total U.S. Corporate Bonds & Notes
(cost $269,814,532)			265,697,122

FOREIGN CORPORATE BONDS & NOTES — 17.8%
Agricultural Chemicals — 0.5%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*#		1,540,000	1,588,895
Nufarm Australia, Ltd./Nufarm Americas, Inc. Company Guar. Notes 5.75% due 04/30/2026*		1,194,000	1,110,420
OCI NV Senior Sec. Notes 6.63% due 04/15/2023*		1,467,000	1,518,345
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		309,000	310,013

			4,527,673

Airlines — 0.1%
Gol Finance, Inc. Company Guar. Notes 7.00% due 01/31/2025*		950,000	789,460

Auto - Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 1.88% due 03/30/2027	EUR	600,000	689,098

Auto/Truck Parts & Equipment - Original — 0.3%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		1,510,000	1,426,271
Toyota Industries Corp. Senior Notes 3.24% due 03/16/2023*		924,000	917,542

			2,343,813

Banks - Commercial — 1.4%
ABN AMRO Bank NV Sub. Notes 7.13% due 07/06/2022	EUR	1,050,000	1,498,741

103

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Banco Bilbao Vizcaya Argentaria SA Senior Notes 1.38% due 05/14/2025	EUR	1,000,000	$1,130,118
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024		890,000	916,607
Barclays Bank PLC Sub. Notes 6.63% due 03/30/2022#	EUR	600,000	816,501
CaixaBank SA Senior Notes 0.75% due 04/18/2023	EUR	1,000,000	1,140,086
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020		381,000	372,829
Credit Suisse AG Senior Notes 3.00% due 10/29/2021		425,000	420,604
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	1,515,000	1,934,355
HSBC France SA Senior Notes 0.60% due 03/20/2023	EUR	600,000	699,027
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*		206,000	175,202
Intesa Sanpaolo SpA Sub. Notes 5.71% due 01/15/2026*		307,000	278,743
National Australia Bank, Ltd. Senior Notes 3.63% due 06/20/2023		456,000	456,298
Standard Chartered PLC Senior Notes 1.63% due 10/03/2027	EUR	750,000	855,415
Toronto-Dominion Bank Senior Notes 1.85% due 09/11/2020		402,000	392,973
United Overseas Bank, Ltd. Senior Notes 3.20% due 04/23/2021*		215,000	214,434
Westpac Banking Corp. Senior Notes 3.05% due 05/15/2020#		260,000	259,785
Yapi ve Kredi Bankasi AS Senior Notes 5.75% due 02/24/2022		950,000	705,168

			12,266,886

Brewery — 0.1%
Anheuser-Busch InBev SA/NV Company Guar. Notes 2.75% due 03/17/2036	EUR	360,000	436,573

Building Products - Cement — 0.1%
CIMPOR Financial Operations BV Company Guar. Notes 5.75% due 07/17/2024		960,000	698,400

Building Societies — 0.0%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*		279,000	257,684

Security Description	Principal Amount(9)		Value (Note 2)

Building - Residential/Commercial — 0.2%
Mattamy Group Corp. Senior Notes 6.50% due 10/01/2025*		$1,431,000	$1,409,821

Cable/Satellite TV — 0.9%
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*		2,170,000	2,072,350
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*		419,000	425,285
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*#		2,665,000	2,463,233
SFR Group SA Senior Sec. Notes 7.38% due 05/01/2026*		1,645,000	1,616,212
UPCB Finance IV, Ltd. Senior Sec. Notes 5.38% due 01/15/2025*		1,325,000	1,308,570

			7,885,650

Cellular Telecom — 0.4%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*		1,654,000	1,641,595
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023*		225,000	233,631
GTH Finance BV Company Guar. Notes 7.25% due 04/26/2023		325,000	337,467
Millicom International Cellular SA Senior Notes 6.00% due 03/15/2025#		880,000	889,900
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*		200,000	199,738
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024		130,000	129,117

			3,431,448

Chemicals - Diversified — 0.7%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		290,000	266,075
Cydsa SAB de CV Company Guar. Notes 6.25% due 10/04/2027#		1,210,000	1,141,889
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		1,555,000	1,500,575
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		930,000	789,682
Solvay SA Senior Notes 1.63% due 12/02/2022	EUR	1,000,000	1,219,170
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*		915,000	897,844

			5,815,235

104

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Computers - Memory Devices — 0.2%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025#		$2,050,000	$1,964,977

Diamonds/Precious Stones — 0.1%
Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		520,000	500,500

Diversified Banking Institutions — 1.1%
Banco Santander SA Senior Notes 3.85% due 04/12/2023		200,000	196,766
Barclays PLC Sub. Notes 4.84% due 05/09/2028		292,000	277,543
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*		271,000	266,704
Credit Agricole SA Senior Notes 1.88% due 12/20/2026	EUR	700,000	818,383
Credit Suisse Group AG Senior Notes 4.21% due 06/12/2024*		276,000	277,430
Lloyds Banking Group PLC Sub. Notes 1.75% due 09/07/2028	EUR	600,000	673,594
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*		121,000	113,050
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022		300,000	290,968
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.95% due 03/01/2021		222,000	219,762
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.78% due 03/02/2025		88,000	88,023
Mizuho Financial Group, Inc. Senior Notes 2.27% due 09/13/2021		329,000	317,674
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023#		1,103,000	1,098,685
Natwest Markets PLC Senior Notes 0.63% due 03/02/2022	EUR	350,000	400,785
Royal Bank of Scotland Group PLC Senior Notes 1.75% due 03/02/2026	EUR	675,000	765,658
Royal Bank of Scotland Group PLC Senior Notes 2.50% due 03/22/2023	EUR	425,000	516,117
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023		200,000	194,479
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	1,200,000	1,514,779
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*		828,000	817,548

Security Description	Principal Amount(9)		Value (Note 2)

Diversified Banking Institutions (continued)
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		$931,000	$813,112

			9,661,060

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020		378,000	370,286
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		315,000	303,650

			673,936

Diversified Manufacturing Operations — 0.2%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*		783,000	773,869
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.88% due 03/10/2028	EUR	600,000	811,188

			1,585,057

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 3.25% due 04/03/2023	EUR	1,075,000	1,343,947

Diversified Operations — 0.2%
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027		920,000	869,400
Grupo KUO SAB De CV Senior Notes 5.75% due 07/07/2027*		735,000	694,575

			1,563,975

Electric - Distribution — 0.4%
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.13% due 05/22/2023*		3,000,000	2,928,184
State Grid Overseas Investment, Ltd. Company Guar. Notes 4.13% due 05/07/2024*#		300,000	304,730

			3,232,914

Electric - Generation — 0.1%
Electricite de France SA Senior Notes 1.00% due 10/13/2026	EUR	600,000	683,535
Electricite de France SA Senior Notes 2.35% due 10/13/2020*		209,000	205,789
Electricite de France SA Senior Notes 6.00% due 01/22/2114*		21,000	22,098
Korea East-West Power Co., Ltd. Senior Notes 3.88% due 07/19/2023*		208,000	208,736

			1,120,158

Electric - Integrated — 0.5%
Capex SA Senior Notes 6.88% due 05/15/2024		900,000	747,009

105

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	1,000,000	$1,190,256
EDP Finance BV Senior Notes 3.63% due 07/15/2024*		207,000	199,609
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*		376,000	338,881
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*		389,000	358,214
Gas Natural Fenosa Finance BV Company Guar. Notes 1.38% due 01/21/2025	EUR	600,000	710,870
Iberdrola Finanzas SA Company Guar. Notes 1.00% due 03/07/2025	EUR	900,000	1,052,105

			4,596,944

Finance - Commercial — 0.1%
Unifin Financiera SAB de CV Company Guar. Notes 7.25% due 09/27/2023		910,000	902,038

Finance - Consumer Loans — 0.0%
goeasy, Ltd. Company Guar. Notes 7.88% due 11/01/2022*		373,000	389,785

Finance - Other Services — 0.1%
Travelport Corporate Finance PLC Senior Sec. Notes 6.00% due 03/15/2026*		1,049,000	1,067,358

Food - Meat Products — 0.3%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*		2,059,000	1,981,787

Food - Misc./Diversified — 0.0%
Yasar Holding AS Company Guar. Notes 8.88% due 05/06/2020		440,000	286,829

Gambling (Non-Hotel) — 0.5%
International Game Technology PLC Senior Sec. Notes 6.50% due 02/15/2025*		1,200,000	1,260,000
LHMC Finco SARL Senior Sec. Notes 7.88% due 12/20/2023*		1,540,000	1,546,853
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*		1,244,000	1,293,760

			4,100,613

Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023		76,000	75,557
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027		200,000	181,500

			257,057

Security Description	Principal Amount(9)		Value (Note 2)

Insurance - Life/Health — 0.1%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028		$808,000	$758,696

Insurance - Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		231,000	248,754

Insurance - Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022		83,000	83,743

Internet Application Software — 0.1%
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*		1,250,000	1,188,195

Machinery - Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027		305,000	293,525
CNH Industrial NV Senior Notes 4.50% due 08/15/2023		222,000	226,591

			520,116

Machinery - Pumps — 0.0%
Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028*		165,000	163,059

Medical - Drugs — 0.5%
Bayer Capital Corp BV Company Guar. Notes 1.50% due 06/26/2026	EUR	500,000	579,465
Novartis Finance SA Company Guar. Notes 1.63% due 11/09/2026	EUR	730,000	899,239
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023		244,000	233,005
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*		2,636,000	2,520,016

			4,231,725

Metal - Copper — 0.3%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*		725,000	681,500
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		814,000	795,685
Hudbay Minerals, Inc. Company Guar. Notes 7.25% due 01/15/2023*		1,251,000	1,272,893

			2,750,078

Metal - Diversified — 0.3%
Glencore Canada Financial Corp. Company Guar. Notes 7.38% due 05/27/2020	GBP	300,000	424,541
Glencore Finance Europe, Ltd. Company Guar. Notes 1.75% due 03/17/2025	EUR	865,000	984,179

106

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Metal - Diversified (continued)
Vedanta Resources PLC Senior Notes 6.13% due 08/09/2024		$930,000	$841,280

			2,250,000

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Notes 3.00% due 07/17/2022#		750,000	730,028

Oil & Gas Drilling — 0.6%
Noble Holding International, Ltd. Company Guar. Notes 7.75% due 01/15/2024#		939,000	917,872
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*		1,007,000	1,032,175
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*		1,400,000	1,435,000
Trinidad Drilling, Ltd. Company Guar. Notes 6.63% due 02/15/2025*		1,650,000	1,633,500

			5,018,547

Oil Companies - Exploration & Production — 1.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		194,000	243,115
Geopark, Ltd. Senior Sec. Notes 6.50% due 09/21/2024		910,000	907,725
Medco Platinum Road Pte, Ltd. Senior Sec. Notes 6.75% due 01/30/2025*		950,000	871,683
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		2,060,000	1,869,450
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*#		2,164,000	2,153,180
Nostrum Oil & Gas Finance BV Company Guar. Notes 7.00% due 02/16/2025*		1,240,000	1,102,360
Sinopec Group Overseas Development 2015, Ltd. Company Guar. Notes 2.50% due 04/28/2020		2,000,000	1,972,787

			9,120,300

Oil Companies - Integrated — 2.4%
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	1,200,000	1,579,046
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022		257,000	256,608
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027		218,000	210,746
Pertamina Persero PT Senior Notes 4.30% due 05/20/2023		4,550,000	4,554,441
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*		600,000	614,439

Security Description	Principal Amount(9)	Value (Note 2)

Oil Companies - Integrated (continued)
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028	$470,000	$422,060
Petroleos del Peru SA Senior Notes 5.63% due 06/19/2047	1,950,000	1,959,750
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022	1,000,000	1,005,750
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	3,000,000	2,902,500
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	4,764,000	4,409,939
Petronas Capital, Ltd. Company Guar. Notes 7.88% due 05/22/2022	1,200,000	1,372,496
Suncor Energy, Inc. Senior Notes 5.95% due 12/01/2034	141,000	164,794
YPF SA Senior Notes 6.95% due 07/21/2027	900,000	735,894

		20,188,463

Oil - Field Services — 0.2%
KCA Deutag UK Finance PLC Senior Sec. Notes 9.88% due 04/01/2022*	1,793,000	1,788,518

Paper & Related Products — 0.3%
Cascades, Inc. Company Guar. Notes 5.50% due 07/15/2022*	535,000	535,000
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	868,000	868,087
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.50% due 01/17/2027	1,100,000	1,086,261

		2,489,348

Printing - Commercial — 0.2%
Cimpress NV Company Guar. Notes 7.00% due 06/15/2026*	1,640,000	1,670,750

Retail - Major Department Stores — 0.1%
El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026	1,300,000	1,210,625

Satellite Telecom — 0.6%
Inmarsat Finance PLC Company Guar. Notes 6.50% due 10/01/2024*#	905,000	929,888
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023	2,830,000	2,581,526
Telesat Canada/Telesat LLC Company Guar. Notes 8.88% due 11/15/2024*	1,180,000	1,264,075

		4,775,489

107

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(5)(6)(7)(8)		$560,000	$0

Telephone - Integrated — 0.5%
Orange SA Senior Notes 1.38% due 03/20/2028	EUR	400,000	464,896
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		1,253,000	1,372,035
Telefonica Emisiones SAU Company Guar. Notes 1.46% due 04/13/2026	EUR	600,000	690,450
Telefonica Emisiones SAU Company Guar. Notes 2.93% due 10/17/2029	EUR	600,000	746,650
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038		562,000	537,460
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047		457,000	453,941

			4,265,432

Transport - Marine — 0.4%
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025		3,300,000	3,220,800
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025		475,000	463,600

			3,684,400

Transport - Rail — 1.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		172,000	206,106
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		6,800,000	7,446,000
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022		700,000	657,300

			8,309,406

Transport - Services — 0.1%
Rumo Luxembourg SARL Company Guar. Notes 7.38% due 02/09/2024		870,000	869,870

Total Foreign Corporate Bonds & Notes
(cost $157,496,096)			152,096,218

FOREIGN GOVERNMENT OBLIGATIONS — 16.9%
Banks - Export/Import — 0.2%
Export Credit Bank of Turkey Senior Notes 4.25% due 09/18/2022*		2,300,000	1,734,430

Banks - Special Purpose — 0.1%
Hungarian Development Bank Government Guar. Notes 6.25% due 10/21/2020		900,000	945,450

Central Bank — 0.4%
Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025		3,800,000	3,320,250

Security Description	Principal Amount(9)	Value (Note 2)

Sovereign — 16.2%
Dominican Republic Senior Bonds 5.88% due 04/18/2024	$495,000	$508,598
Dominican Republic Senior Bonds 6.85% due 01/27/2045	2,800,000	2,818,228
Dominican Republic Senior Bonds 6.88% due 01/29/2026*	400,000	429,912
Dominican Republic Senior Bonds 7.45% due 04/30/2044	3,500,000	3,762,500
Dominican Republic Senior Bonds 8.63% due 04/20/2027	600,000	678,000
Federative Republic of Brazil Senior Notes 5.00% due 01/27/2045	2,200,000	1,703,900
Federative Republic of Brazil Bonds 8.25% due 01/20/2034#	2,064,000	2,355,540
Federative Republic of Brazil Notes 8.25% due 01/20/2034	1,536,000	1,752,960
Government of Egypt Senior Notes 6.59% due 02/21/2028	1,850,000	1,728,307
Government of Egypt Senior Notes 7.50% due 01/31/2027	2,700,000	2,693,250
Government of Egypt Senior Notes 8.50% due 01/31/2047	4,250,000	4,152,913
Government of Ukraine Senior Notes 7.38% due 09/25/2032*	2,150,000	1,816,750
Government of Ukraine Senior Notes 7.75% due 09/01/2027	6,150,000	5,588,493
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027*	900,000	838,170
Kingdom of Jordan Senior Notes 5.75% due 01/31/2027	900,000	838,170
Kingdom of Saudi Arabia Senior Notes 4.00% due 04/17/2025	3,000,000	3,003,180
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049	3,000,000	2,965,980
Lebanese Republic Senior Notes 6.38% due 03/09/2020	1,000,000	962,394
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027	850,000	868,700
Republic of Argentina Senior Notes 5.88% due 01/11/2028	725,000	526,713
Republic of Argentina Senior Notes 6.88% due 01/26/2027	3,500,000	2,738,750
Republic of Argentina Senior Notes 8.28% due 12/31/2033	4,766,929	3,980,386

108

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Colombia Senior Notes 4.00% due 02/26/2024		$3,000,000	$3,012,000
Republic of Colombia Senior Notes 4.38% due 07/12/2021		500,000	512,000
Republic of Colombia Senior Notes 8.13% due 05/21/2024		3,300,000	3,976,500
Republic of Croatia Senior Notes 6.38% due 03/24/2021		3,650,000	3,872,628
Republic of Ecuador Senior Notes 9.63% due 06/02/2027		2,700,000	2,571,750
Republic of Ecuador Senior Notes 9.65% due 12/13/2026*		1,700,000	1,627,750
Republic of Ecuador Senior Notes 10.75% due 03/28/2022		1,500,000	1,548,750
Republic of Guatemala Senior Notes 4.88% due 02/13/2028		1,045,000	1,013,514
Republic of Honduras Senior Notes 6.25% due 01/19/2027		4,200,000	4,298,406
Republic of Hungary Senior Notes 5.38% due 02/21/2023		1,200,000	1,278,000
Republic of Hungary Senior Bonds 6.38% due 03/29/2021		1,900,000	2,034,463
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		1,500,000	1,495,453
Republic of Indonesia Senior Bonds 5.88% due 01/15/2024		600,000	647,238
Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	440,000	543,761
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033		1,300,000	1,124,058
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		3,300,000	2,853,378
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		750,000	693,984
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		800,000	884,600
Republic of Lithuania Senior Notes 7.38% due 02/11/2020		1,275,000	1,354,449
Republic of Nigeria Senior Notes 7.14% due 02/23/2030*		1,300,000	1,227,291
Republic of Nigeria Senior Notes 7.63% due 11/28/2047		1,650,000	1,497,012
Republic of Panama Senior Notes 3.75% due 03/16/2025		1,550,000	1,550,000

Security Description	Principal Amount(9)		Value (Note 2)

Sovereign (continued)
Republic of Poland Senior Notes 5.13% due 04/21/2021		$1,800,000	$1,886,220
Republic of Senegal Bonds 6.25% due 05/23/2033		2,200,000	1,979,780
Republic of Senegal Senior Notes 6.75% due 03/13/2048*		1,700,000	1,452,310
Republic of South Africa Senior Notes 5.65% due 09/27/2047		2,250,000	2,010,487
Republic of South Africa Senior Notes 5.88% due 09/16/2025		2,000,000	2,027,540
Republic of South Africa Senior Notes 6.25% due 03/08/2041		2,000,000	1,956,000
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023*		2,900,000	2,826,717
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026*		550,000	544,671
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		2,800,000	2,772,871
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025		450,000	447,978
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025*		700,000	696,854
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		2,750,000	2,790,444
Republic of Turkey Senior Notes 5.75% due 05/11/2047		950,000	665,057
Republic of Turkey Notes 6.63% due 02/17/2045		2,550,000	1,953,249
Republic of Turkey Senior Notes 7.00% due 06/05/2020		4,000,000	3,846,272
Russian Federation Senior Notes 4.75% due 05/27/2026		4,800,000	4,765,709
State of Qatar Senior Notes 4.50% due 01/20/2022		2,900,000	2,984,100
State of Qatar Senior Notes 4.50% due 04/23/2028		3,000,000	3,064,500
Sultanate of Oman Senior Notes 4.75% due 06/15/2026		5,500,000	5,098,038
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		4,000,000	3,749,168
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	1,000,000	1,327,046
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	250,000	439,673

109

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,185,000	$2,151,057
United Mexican States Senior Notes 4.35% due 01/15/2047		321,000	291,308
United Mexican States Senior Bonds 4.75% due 03/08/2044		210,000	200,655

			138,256,483

Total Foreign Government Obligations
(cost $152,222,759)			144,256,613

U.S. GOVERNMENT AGENCIES — 18.7%
Federal Home Loan Mtg. Corp. — 5.0%
2.50% due 01/01/2028		206,096	201,679
2.50% due 04/01/2028		456,038	446,259
2.50% due 03/01/2031		290,343	282,165
2.50% due 10/01/2032		3,904,114	3,793,680
2.50% due 11/01/2032		1,800,252	1,749,328
3.00% due 10/01/2032		1,033,189	1,025,400
3.00% due 04/01/2043		456,080	445,082
3.00% due 11/01/2046		10,534,491	10,222,450
3.50% due 03/01/2042		299,904	300,587
3.50% due 04/01/2042		563,016	564,299
3.50% due 08/01/2042		500,097	501,232
3.50% due 09/01/2043		48,850	48,962
3.50% due 07/01/2045		5,068,962	5,055,400
3.50% due 11/01/2047		2,361,004	2,349,902
3.50% due 03/01/2048		12,934,326	12,901,679
4.00% due 01/01/2046		342,472	350,786
4.00% due 01/01/2047		80,698	82,739
4.50% due 02/01/2020		2,237	2,259
4.50% due 08/01/2020		1,750	1,767
4.50% due 03/01/2023		17,589	17,757
5.00% due 05/01/2034		63,344	67,879
5.00% due 11/01/2043		49,214	52,555
5.50% due 06/01/2022		15,779	16,218
5.50% due 07/01/2035		18,000	19,563
6.00% due 03/01/2040		49,062	54,174
6.50% due 02/01/2036		9,432	10,499
Federal Home Loan Mtg. Corp. FRS 3.99% (6 ML+1.49%) due 02/01/2037		21,048	21,706
4.09% (12 ML+1.89%) due 11/01/2037		152,547	160,651
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)		507,810	500,497
Series 4800, Class KG 3.50% due 11/15/2045(2)		200,000	198,187
Series 3820, Class DA 4.00% due 11/15/2035(2)		1,326,117	1,336,770
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.74% (6.80%-1 ML) due 09/15/2039(2)(4)(10)		165,190	15,832

			42,797,943

Federal National Mtg. Assoc. — 12.0%
2.50% due 12/01/2026		697,126	683,589
2.50% due 08/01/2031		3,502,326	3,405,964
2.50% due 02/01/2032		1,306,081	1,270,146
3.00% due 10/01/2027		247,790	247,814
3.00% due 12/01/2027		233,419	232,867

Security Description	Principal Amount(9)	Value (Note 2)

Federal National Mtg. Assoc. (continued)
3.00% due 10/01/2030	$359,755	$358,906
3.00% due 10/01/2032	1,790,542	1,781,077
3.00% due 12/01/2042	158,979	155,345
3.00% due 08/01/2046	10,602,818	10,289,309
3.00% due 01/01/2047	4,715,006	4,566,820
3.00% due 02/01/2048	4,423,207	4,283,959
3.50% due 09/01/2026	196,515	198,770
3.50% due 08/01/2027	49,380	49,943
3.50% due 10/01/2028	217,423	220,654
3.50% due 03/01/2033	1,931,989	1,954,921
3.50% due 08/01/2033	4,168,252	4,215,755
3.50% due 08/01/2042	260,014	257,183
3.50% due 10/01/2045	507,830	506,201
3.50% due 11/01/2045	421,449	420,164
3.50% due 07/01/2046	5,374,815	5,362,574
3.50% due 01/01/2047	871,445	867,481
3.50% due 12/01/2047	14,960,566	14,913,592
3.50% due 04/01/2048	4,051,424	4,035,914
4.00% due 11/01/2025	106,105	108,959
4.00% due 12/01/2040	35,830	36,742
4.00% due 01/01/2043	2,108,796	2,166,554
4.00% due 10/01/2043	560,546	574,073
4.00% due 10/01/2044	280,601	286,337
4.00% due 02/01/2045	3,124,709	3,210,323
4.00% due 06/01/2046	670,202	682,972
4.00% due 01/01/2047	26,352	26,847
4.00% due 05/01/2047	665,566	678,040
4.00% due 07/01/2047	5,403,106	5,504,090
4.00% due 08/01/2047	8,196,477	8,349,235
4.00% due 06/01/2048	4,259,969	4,353,620
4.50% due 06/01/2019	1,992	2,013
4.50% due 03/01/2042	260,017	271,770
4.50% due 08/01/2045	4,231,718	4,465,075
4.50% due 11/01/2047	2,641,229	2,743,371
5.00% due 01/01/2023	32,521	33,507
5.00% due 04/01/2023	26,896	27,916
5.00% due 03/01/2037	7,114	7,526
5.00% due 05/01/2040	189,605	203,131
5.00% due 06/01/2040	61,919	66,334
5.00% due 07/01/2040	21,150	22,643
5.00% due 02/01/2045	575,927	616,751
5.50% due 08/01/2037	243,192	263,449
5.50% due 06/01/2038	29,963	32,460
6.00% due 02/01/2032	3,175	3,441
6.00% due 10/01/2034	123	133
6.00% due 09/01/2038	60,015	66,266
6.00% due 11/01/2038	17,069	18,857
6.00% due 06/01/2040	14,352	15,832
6.50% due 11/01/2037	41,590	46,471
Federal National Mtg. Assoc. FRS 3.57% (12 ML+1.82%) due 10/01/2040	34,017	35,757
3.58% (12 ML+1.83%) due 10/01/2040	82,512	86,750
3.58% (12 ML+1.77%) due 05/01/2040	142,799	149,549
3.59% (6 ML+1.54%) due 09/01/2035	119,877	124,052
3.75% (12 ML+1.57%) due 05/01/2037	29,543	30,892
3.91% (12 ML+1.66%) due 07/01/2039	106,150	111,166
3.94% (1 Yr USTYCR+2.19%) due 10/01/2035	139,356	146,656

110

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.17% (1 Yr USTYCR+2.26%) due 11/01/2036	$61,119	$64,416
4.20% (12 ML+1.91%) due 08/01/2035	91,985	97,262
Federal National Mtg. Assoc. REMIC
Series 2017-94, Class DA 3.00% due 06/25/2045(2)	2,180,542	2,146,343
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	1,210,959	1,165,062
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	2,920,503	2,833,336

		102,154,927

Government National Mtg. Assoc. — 1.7%
3.00% due 03/20/2046	413,218	405,288
3.50% due 03/20/2047	467,982	470,125
4.00% due 05/20/2048	4,838,805	4,959,951
4.50% due 10/20/2045	4,703,540	4,953,368
4.50% due 04/20/2047	3,678,202	3,842,136

		14,630,868

Total U.S. Government Agencies
(cost $161,448,946)		159,583,738

U.S. GOVERNMENT TREASURIES — 3.6%
United States Treasury Bonds — 0.3%
3.00% due 02/15/2048	2,096,000	2,092,070
3.13% due 05/15/2048	350,000	358,135

		2,450,205

United States Treasury Notes — 3.3%
1.38% due 08/31/2020	282,000	275,137
1.63% due 08/31/2019	1,000,000	991,602
2.25% due 02/29/2020	620,000	617,021
2.25% due 11/15/2027	10,000,000	9,514,062
2.38% due 04/30/2020	1,000,000	996,211
2.50% due 05/31/2020	13,000,000	12,973,086
2.88% due 07/31/2025	635,000	637,828
2.88% due 05/15/2028	1,193,000	1,194,398
2.88% due 08/15/2028	1,000,000	1,001,914

		28,201,259

Total U.S. Government Treasuries
(cost $30,832,742)		30,651,464

LOANS(11)(12)(13) — 5.3%
Advertising Services — 0.1%
Advantage Sales & Marketing, Inc. FRS 1st Lien 5.33% (1 ML+3.25%) due 07/23/2021	840,633	784,731

Auto - Heavy Duty Trucks — 0.0%
Navistar Financial Corp. FRS BTL-B 5.88% (1 ML + 3.75%) due 08/03/2025	233,321	233,904

Broadcast Services/Program — 0.1%
Univision Communications, Inc. FRS BTL 4.83% (1 ML+2.75%) due 03/15/2024	842,703	808,863

Building & Construction Products - Misc. — 0.1%
Forterra Finance LLC FRS BTL 5.08% (1 ML+3.00%) due 10/25/2023	910,367	851,762

Security Description	Principal Amount(9)	Value (Note 2)

Building & Construction - Misc. — 0.1%
ATS Consolidated, Inc. FRS BTL-B 5.82% (1 ML + 3.75%) due 02/28/2025	$842,887	$847,065
ATS Consolidated, Inc. FRS coupon TBD due 02/28/2025	64,380	64,738

		911,803

Building Products - Air & Heating — 0.1%
Thermasys Corp. FRS BTL 6.33% (3 ML + 4.00%) due 05/03/2019	833,014	793,480
Thermasys Corp. FRS BTL 8.00% (USFRBPLR + 3.00%) due 05/03/2019	5,993	5,674

		799,154

Building Products - Doors & Windows — 0.1%
CHI Doors Holding Corp. FRS BTL 5.33% (1 ML + 3.25%) due 07/29/2022	840,689	842,091

Cable/Satellite TV — 0.3%
Altice France SA FRS BTL-B13 coupon TBD due 08/14/2026	445,000	432,624
Cogeco Communications USA II LP FRS BTL-B 4.45% (1 ML +2.38%) due 01/03/2025	219,450	218,810
CSC Holdings LLC FRS BTL-B 4.56% (1 ML +2.50%) due 01/25/2026	842,888	840,078
Ziggo Secured Finance FRS BTL-E 4.56% (1 ML +2.50%) due 04/15/2025	845,000	829,684

		2,321,196

Casino Services — 0.0%
Stars Group Holdings BV FRS BTL-B3 5.83% (3 ML + 3.50%) due 04/06/2025	81,641	81,539
Stars Group Holdings BV FRS BTL 5.83% (3 ML + 3.50%) due 07/10/2025	65,000	65,464

		147,003

Chemicals - Diversified — 0.0%
Schenectady International Group, Inc. FRS 1st Lien coupon TBD due 08/10/2025	122,536	120,392

Chemicals - Specialty — 0.1%
LTI Holdings, Inc. FRS 1st Lien 5.58% (1 ML + 3.50%) due 05/16/2024	842,888	842,888

111

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

LOANS(11)(12)(13) (continued)
Chemicals - Specialty (continued)
LTI Holdings, Inc. FRS 1st Lien coupon TBD due 08/10/2025	$93,505	$93,505
LTI Holdings, Inc. FRS 2nd Lien coupon TBD due 08/10/2026	16,595	16,560

		952,953

Commercial Services - Finance — 0.1%
MoneyGram International, Inc. FRS BTL-B 5.58% (3 ML + 3.25%) due 03/27/2020	840,465	814,200
Verscend Holding Corp. FRS BTL coupon TBD due 08/27/2025	86,919	87,408

		901,608

Computer Services — 0.1%
Alion Science & Tech Corp. FRS BTL 6.58% (1 ML + 4.50%) due 08/19/2021	845,000	848,521
Banff Merger Sub, Inc. FRS BTL coupon TBD due 09/01/2025	268,288	268,369

		1,116,890

Computer Software — 0.1%
Rackspace Hosting, Inc. FRS BTL-B 5.18% (2 ML + 3.00%) due 11/03/2023	2,123	2,090
Rackspace Hosting, Inc. FRS BTL-B 5.35% (3 ML + 3.00%) due 11/03/2023	838,631	833,803
Vertafore, Inc. FRS 9.33% (1 ML + 7.25%) due 07/02/2026	106,071	105,851

		941,744

Consulting Services — 0.0%
Stiphout Finance LLC FRS 5.08% (1 ML + 3.00%) due 10/26/2022	78,550	79,237

Dialysis Centers — 0.1%
U.S. Renal Care, Inc. FRS BTL 6.58% (3 ML+4.25%) due 12/31/2022	840,689	817,570

E-Commerce/Services — 0.2%
RentPath LLC FRS 2nd Lien 11.07% (1 ML + 9.00%) due 12/17/2022	2,178,597	1,361,623

Electronic Components - Misc. — 0.1%
AI Ladder Luxembourg Subco SARL FRS BTL 7.02% (5 ML + 4.50%) due 07/09/2025	464,322	462,001

Security Description	Principal Amount(9)	Value (Note 2)

Electronic Design Automation — 0.0%
Verifone Systems, Inc. FRS 6.32% (3 ML + 4.00%) due 08/20/2025	$216,649	$216,919

Enterprise Software/Service — 0.1%
Focus Financial Partners LLC FRS BTL 5.33% (1 ML + 3.25%) due 08/05/2022	840,763	844,216

Finance - Investment Banker/Broker — 0.0%
Deerfield Holdings Corp. Acquisition FRS BTL 5.58% (3 ML + 3.25%) due 02/13/2025	285,416	285,773

Finance - Other Services — 0.0%
Pi US Mergerco, Inc. FRS 1st Lien 5.58% (1 ML + 3.50%) due 12/20/2024	214,626	213,392

Footwear & Related Apparel — 0.1%
Calceus Acquisition, Inc. FRS BTL 6.08% (1 ML + 4.00%) due 02/01/2020	840,569	830,062

Hotels/Motels — 0.0%
Marriott Ownership Resorts, Inc . FRS BTL-B coupon TBD due 08/29/2025	42,130	42,183

Insurance Brokers — 0.1%
HUB International, Ltd. FRS BTL 5.16% (2 ML + 3.00%) due 04/25/2025	584	582
HUB International, Ltd. FRS BTL 5.34% (3 ML + 3.00%) due 04/25/2025	232,710	232,403
USI, Inc. FRS BTL-B 5.33% (3 ML + 3.00%) due 05/16/2024	840,764	838,488

		1,071,473

Insurance - Multi-line — 0.1%
York Risk Services Holdings Corp. FRS BTL 5.83% (1 ML + 3.75%) due 10/01/2021	840,633	810,160

Insurance - Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 5.08% (1 ML + 3.00%) due 11/03/2023	816,203	817,903
Asurion LLC FRS 2nd Lien 8.58% (1 ML + 6.50%) due 08/04/2025	16,737	17,239

		835,142

112

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

LOANS(11)(12)(13) (continued)
Internet Financial Services — 0.2%
Diamond U.S. Holdings LLC FRS BTL 5.08% (1 ML + 3.00%) due 12/23/2024	$832,828	$832,828
ION Trading Finance, Ltd. FRS BTL 6.08% (1 ML + 4.00%) due 11/21/2024	708,094	704,554

		1,537,382

Investment Management/Advisor Services — 0.0%
Advisor Group, Inc. FRS 5.81% (1 ML + 3.75%) due 08/15/2025	67,587	67,925
Brookfield Wec Holdings, Inc. FRS 5.83% (1 ML + 3.75%) due 08/01/2025	13,991	14,071

		81,996

Leisure Products — 0.1%
Hayward Industries, Inc. FRS BTL-B 5.58% (1 ML+3.50%) due 08/05/2024	840,764	842,866

Machinery - General Industrial — 0.1%
Duravant LLC FRS BTL 5.58% (3 ML+3.25%) due 07/19/2024	840,775	838,322
Waterjet Holdings, Inc. FRS BTL 5.07% (1ML + 3.00%) due 04/03/2025	180,426	180,202
Waterjet Holdings, Inc. FRS BTL 5.31% (3ML + 3.00%) due 04/03/2025	22,554	22,525
Waterjet Holdings, Inc. FRS BTL 5.50% (6ML + 3.00%) due 04/03/2025	22,554	22,525

		1,063,574

Machinery - Pumps — 0.1%
STS Operating, Inc. FRS 1st Lien 6.33% (1 ML+ 4.25%) due 12/11/2024	467,178	463,286
Titan Acquisition, Ltd. FRS BTL-B 5.00% (1 ML+3.00%) due 03/28/2025	842,888	796,660

		1,259,946

Marine Services — 0.1%
Drew Marine Group, Inc. FRS BTL 5.33% (1 ML+3.25%) due 11/19/2020	605,807	602,778

Medical Products — 0.1%
Auris Luxembourg III SARL FRS BTL-B coupon TBD due 07/20/2025	51,251	51,603

Security Description	Principal Amount(9)	Value (Note 2)

Medical Products (continued)
Greatbatch, Ltd. FRS BTL-B 5.07% (1 ML+3.00%) due 10/27/2022	$695,395	$698,872

		750,475

Medical - Drugs — 0.2%
Akorn, Inc. FRS BTL 6.88% (1 ML+ 4.75%) due 04/16/2021	845,000	815,425
Alphabet Holding Co., Inc. FRS BTL coupon TBD due 09/26/2024	450,000	425,025
Valeant Pharmaceuticals International, Inc. FRS 5.08% (1 ML+3.00%) due 06/02/2025	56,821	56,999

		1,297,449

Medical - Generic Drugs — 0.1%
Alvogen Pharma US, Inc. FRS 1st Lien 6.83% (1 ML+ 4.75%) due 04/02/2022	817,887	822,658

Medical - HMO — 0.1%
MultiPlan, Inc. FRS BTL-B 5.08% (3 ML + 2.75%) due 06/07/2023	807,660	806,650

Medical - Nursing Homes — 0.2%
Kindred Healthcare, Inc. FRS 1st Lien 7.38% (3 ML + 5.00%) due 06/19/2025	1,588,849	1,579,912

Metal Processors & Fabrication — 0.3%
CIRCOR International, Inc. FRS 1st Lien 5.57% (1 ML + 3.50%) due 12/11/2024	840,775	842,667
Crosby US Acquisition Corp. FRS 1st Lien 5.07% (1 ML + 3.00%) due 11/23/2020	840,599	830,617
Doncasters Group, Ltd. FRS BTL 5.83% (3 ML + 3.50%) due 04/09/2020	610,652	564,853

		2,238,137

Metal - Diversified — 0.1%
Unimin Corp. FRS BTL 6.05% (3 ML + 3.75%) due 06/01/2025	420,000	414,750

Oil Companies - Exploration & Production — 0.1%
Osum Production Corp. FRS BTL 7.83% (3 ML + 5.50%) due 07/28/2020	979,910	886,818

113

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

LOANS(11)(12)(13) (continued)
Pipelines — 0.1%
Medallion Midland Acquisition LLC FRS 1st Lien 5.33% (1 ML+ 3.25%) due 10/30/2024	$840,775	$832,017

Quarrying — 0.0%
US Silica Co. FRS BTL-B 6.13% (1 ML + 4.00%) due 05/01/2025	188,363	187,939

Real Estate Operations & Development — 0.0%
DTZ U. S. Borrower LLC FRS 5.32% (1 ML + 3.25%) due 08/21/2025	153,435	152,924

Resort/Theme Parks — 0.1%
SW Acquisitions Co., Inc. FRS BTL 5.08% (1 ML + 3.00%) due 03/31/2024	840,743	836,839

Retail - Hypermarkets — 0.1%
Smart & Final Stores LLC FRS BTL 5.58% (1 ML + 3.50%) due 11/15/2022	845,000	825,724

Retail - Major Department Stores — 0.0%
Hudson’s Bay Co. FRS BTL-B coupon TBD due 09/30/2022	200,011	191,210

Retail - Petroleum Products — 0.1%
EG Dutch Finance Co. FRS 6.33% (3 ML + 4.00%) due 02/07/2025	842,888	843,941

Retail - Sporting Goods — 0.1%
Bass Pro Group LLC FRS BTL-B 7.00% (1 ML+5.00%) due 09/25/2024	840,764	847,491

Soap & Cleaning Preparation — 0.1%
Diamond BC BV FRS BTL 5.08% (1 ML+3.00%) due 09/06/2024	840,775	822,908

Steel - Producers — 0.1%
Helix Acquisition Holdings, Inc. FRS 1st Lien 5.83% (3 ML + 3.50%) due 09/29/2024	895,407	897,646

Telecom Services — 0.1%
GTT Communications, Inc. FRS BTL 4.83% (1 ML+ 2.75%) due 05/31/2025	380,729	372,815
GTT Communications, Inc. FRS BTL coupon TBD due 09/29/2014	44,271	43,366
West Corp. FRS BTL-B1 5.58% (1 ML+ 3.50%) due 10/10/2024	398,585	395,430

		811,611

Security Description	Principal Amount(9)	Value (Note 2)

Telephone - Integrated — 0.1%
CenturyLink, Inc. FRS BTL-B 4.83% (1 ML+2.75%) due 01/31/2025	$840,775	$830,616
TDC A/S FRS BTL-B2 coupon TBD due 05/31/2025	299,554	301,988

		1,132,604

Theaters — 0.1%
Cineworld, Ltd. FRS BTL-B 4.58% (1 ML+ 2.50%) due 02/28/2025	842,888	839,258

Transport - Equipment & Leasing — 0.1%
Goodpack, Ltd. FRS 1st Lien 6.08% (3 ML + 3.75%) due 09/11/2023	430,746	432,721
Goodpack, Ltd. FRS 2nd Lien 9.33% (3 ML + 7.00%) due 09/11/2024	60,359	60,560

		493,281

Transport - Truck — 0.1%
Pods LLC FRS BTL-B4 4.82% (1 ML + 2.75%) due 12/06/2024	840,765	842,236

Total Loans
(cost $45,495,945)		44,346,865

COMMON STOCKS — 0.0%
Television — 0.0%
ION Media Networks, Inc.(5)(6)(14) (cost $3)	316	253,639

PREFERRED SECURITIES — 0.0%
Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%	7,075	167,960

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%	2,642	16,750

Telecom Services — 0.0%
Qwest Corp.6.13%	8,475	191,281

Total Preferred Securities
(cost $429,542)		375,991

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Banks - Commercial — 0.1%
Banco Bilbao Vizcaya Argentaria SA 6.13% due 11/16/2027#(15)	$200,000	176,414
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(15)	311,000	329,271

		505,685

Banks - Super Regional — 0.0%
Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(15)	149,000	148,628

114

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Banks - Super Regional (continued)
Wells Fargo Capital X 5.95% due 12/01/2086		$134,000	$143,380

			292,008

Building Societies — 0.1%
Nationwide Building Society 6.88% due 06/20/2019(15)	GBP	400,000	532,131

Diversified Banking Institutions — 0.3%
Bank of Nova Scotia 4.65% due 10/12/2022(15)		440,000	408,650
HSBC Holdings PLC 6.00% due 05/22/2027(15)		349,000	338,111
HSBC Holdings PLC 6.25% due 03/23/2023(15)		470,000	471,786
JPMorgan Chase & Co. Series CC 4.63% due 11/01/2022#(15)		7,000	6,637
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(15)		487,000	506,480
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(15)		245,000	259,700
Societe Generale SA 7.88% due 12/18/2023*#(15)		551,000	578,550

			2,569,914

Electric - Generation — 0.1%
Engie SA 4.63% due 01/10/2019(15)	GBP	1,000,000	1,308,378

Electric - Integrated — 0.1%
Dominion Resources, Inc. 5.75% due 10/01/2054		139,000	144,907
Gas Natural Fenosa Finance BV 3.38% due 04/24/2024(15)	EUR	400,000	459,657

			604,564

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(5)(6)		101,000	10

Finance - Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		331,000	333,445

Food - Dairy Products — 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		667,000	732,032

Gas - Distribution — 0.1%
Centrica PLC 3.00% due 04/10/2076	EUR	780,000	925,847

Insurance - Life/Health — 0.2%
Aviva PLC 6.13% due 07/05/2043	EUR	635,000	865,240
Hanwha Life Insurance Co., Ltd. 4.70% due 04/23/2048*		575,000	542,665
Prudential Financial, Inc. 4.50% due 09/15/2047#		149,000	138,384
Prudential Financial, Inc. 5.63% due 06/15/2043		671,000	701,685

			2,247,974

Security Description	Shares/ Principal Amount(9)		Value (Note 2)

Insurance - Multi-line — 0.1%
Assurant, Inc. 7.00% due 03/27/2048		$342,000	$348,840
MetLife, Inc. 6.40% due 12/15/2066		366,000	390,705

			739,545

Pipelines — 0.1%
Energy Transfer Partners LP 6.25% due 02/15/2023(15)		152,000	147,060
EnLink Midstream Partners LP 6.00% due 12/15/2022(15)		149,000	136,955
Enterprise Products Operating LLC 5.25% due 08/16/2077		110,000	103,950
TransCanada Trust 5.30% due 03/15/2077		192,000	184,080
TransCanada Trust 5.63% due 05/20/2075		139,000	138,305

			710,350

Telephone - Integrated — 0.1%
Orange SA 5.25% due 02/07/2024(15)	EUR	425,000	552,512

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. 5.75% due 12/15/2053		441,000	441,553

Water — 0.1%
Suez 3.00% due 06/23/2020(15)	EUR	1,000,000	1,205,959

Total Preferred Securities/Capital Securities
(cost $13,911,012)			13,701,907

Total Long-Term Investment Securities
(cost $840,797,570)			820,058,058

SHORT-TERM INVESTMENT SECURITIES — 6.9%
Registered Investment Companies — 6.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.87%(18)		33,035,910	33,035,910
State Street Navigator Securities Lending Government Money Market Portfolio 1.93%(16)(18)		25,837,615	25,837,615

			58,873,525

U.S. Government Treasuries — 0.0%
United States Treasury Bills 2.15% due 01/24/2019		$500,000	495,705

Total Short-Term Investment Securities
(cost $59,369,233)			59,369,230

TOTAL INVESTMENTS
(cost $900,166,803)(17)		103.1%	879,427,288
Liabilities in excess of other assets		(3.1)	(26,025,714)

NET ASSETS		100.0%	$853,401,574

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2018, the aggregate value of these securities was $200,636,561 representing 23.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security

115

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Interest Only
(5)	Securities classified as Level 3 (see Note 2).
(6)	Illiquid security. At August 31, 2018, the aggregate value of these securities was $258,313 representing 0.0% of net assets.
(7)	Company has filed for bankruptcy protection.
(8)	Security in default of interest and principal at maturity.
(9)	Denominated in United States Dollars unless otherwise indicated.
(10)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2018.
(11)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(12)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(13)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(14)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc.	3/5/2014	316	$3	$253,639	$802.66	0.03%

(15)	Perpetual maturity — maturity date reflects the next call date.
(16)

At August 31, 2018, the Fund had loaned securities with a total value of $37,967,371. This was secured by collateral of $25,837,615, which was received in cash and subsequently invested in short-term investments currently valued at $25,837,615 as reported in the Portfolio of Investments. Additional collateral of $12,968,640 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2018
United States Treasury Notes/Bonds	0.13% to 8.13%	01/15/2019 to 05/15/2047	$12,968,640

(17)	See Note 5 for cost of investments on a tax basis.
(18)	The rate shown is a 7-day yield as of August 31, 2018.

BTL—Bank Term Loan

REMIC—Real Estate Mortgage Investment Conduit

TBD—Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC—Unlimited Liability Corp.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at August 31, 2018 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

EUR—Euro Currency

GBP—British Pound

Index Legend

1 ML—1 Month USD LIBOR

2 ML—2 Month USD LIBOR

3 ML—3 Month USD LIBOR

5 ML—5 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

USFRBPLR—US Federal Reserve Bank Loan Rate

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	7,125,000	USD	8,316,922	09/27/2018	$33,137	$–
	EUR	29,625,000	USD	34,813,798	10/25/2018	294,665	–
	GBP	4,840,000	USD	6,246,930	09/27/2018	–	(33,431)

Net Unrealized Appreciation/(Depreciation)						$327,802	$(33,431)

116

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2018 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$9,094,501	$—	$9,094,501
U.S. Corporate Bonds & Notes:
Airlines	—	923,825	47,679	971,504
Finance-Investment Banker/Broker	—	1,886,364	25	1,886,389
Gambling (Non-Hotel) . . . . . . . . . . . . . . . . . . . . . .	—	748,600	4,639	753,239
Rubber/Plastic Products . . . . . . . . . . . . . . . . . . . .	—	—	0	0
Other Industries . . . . . . . . . . . . . . . . . . . . . . . . . .	—	262,085,990	—	262,085,990
Foreign Corporate Bonds & Notes:
Special Purpose Entity . . . . . . . . . . . . . . . . . . . . . .	—	—	0	0
Other Industries . . . . . . . . . . . . . . . . . . . . . . . . . .	—	152,096,218	—	152,096,218
Foreign Government Obligations . . . . . . . . . . . . . . . .	—	144,256,613	—	144,256,613
U.S. Government Agencies . . . . . . . . . . . . . . . . . . . . .	—	159,583,738	—	159,583,738
U.S. Government Treasuries . . . . . . . . . . . . . . . . . . . .	—	30,651,464	—	30,651,464
Loans . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	44,346,865	—	44,346,865
Common Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	—	253,639	253,639
Preferred Securities . . . . . . . . . . . . . . . . . . . . . . . . . .	375,991	—	—	375,991
Preferred Securities/Capital Securities :
Finance Investment Banker/Broker	—	—	10	10
Other Industries . . . . . . . . . . . . . . . . . . . . . . . . . .	—	13,701,897	—	13,701,897
Short-Term Investment Securities:
Registered Investment Companies	58,873,525	—	—	58,873,525
U.S. Government Treasuries	—	495,705	—	495,705

Total Investments at Value . . . . . . . . . . . . . . . . . . . .	$59,249,516	$819,871,780	$305,992	$879,427,288

Other Financial Instruments:+
Forward Foreign Currency Contracts . . . . . . . . . . . . . .	$—	$327,802	$—	$327,802

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts . . . . . . . . . . . . . .	$—	$33,431	$—	$33,431

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

117

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2018

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND
ASSETS:
Investment at value (unaffiliated)*†	$–	$108,223,885	$–	$1,297,645,081	$137,283,432
Investment at value (affiliated)*†	608,795,113	–	338,851,594	–	–
Repurchase agreements (cost equals market value)	–	–	–	–	–
Cash	22,637	1,411,883	16,665	–	28,948
Foreign cash*	–	–	–	–	–
Cash collateral for futures contracts	–	–	–	–	–
Due from broker	–	–	–	–	–
Receivable for:
Fund shares sold	92,512	60,693	1,015	699,856	140,391
Dividends and interest	–	129,981	–	9,738,021	41,980
Investments sold	–	–	35,293	2,996,532	–
Investments sold on an extended settlement basis	–	–	–	1,639,735	–
Securities lending income	–	981	–	17,981	–
Prepaid expenses and other assets	23,690	14,470	17,449	45,213	27,629
Due from investment adviser for expense reimbursements/fee waivers	38,711	26,401	24,953	65,820	16,499
Variation margin on futures contracts	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL ASSETS	608,972,663	109,868,294	338,946,969	1,312,848,239	137,538,879

LIABILITIES:
Payable for:
Fund shares reacquired	11,989	19,132	35,887	67,276	400,654
Investments purchased	80,062	–	–	7,508,080	–
Investments purchased on an extended settlement basis	–	–	–	6,348,555	–
Investment advisory and management fees	51,390	49,485	28,786	461,179	28,385
Shareholder services	–	22,493	–	269,658	28,385
Administrative service fees	–	5,992	–	71,835	7,562
Transfer agent fees and expenses	489	979	489	979	367
Trustees’ fees and expenses	21,024	7,610	13,487	41,890	20,265
Other accrued expenses	98,708	65,896	75,421	202,078	66,391
Accrued foreign tax on capital gains	–	–	–	–	–
Collateral upon return of securities loaned	–	–	–	15,226,497	–
Due to custodian	–	–	–	64,457	–
Due to broker	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL LIABILITIES	263,662	171,587	154,070	30,262,484	552,009

NET ASSETS	$608,709,001	$109,696,707	$338,792,899	$1,282,585,755	$136,986,870

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$536,599	$54,493	$275,164	$1,194,315	$1,369,660
Additional paid in capital	507,755,775	65,320,499	314,527,180	1,281,890,431	135,625,542
Accumulated undistributed net investment income (loss)	11,262,193	239,819	9,190,135	36,208,371	(840)
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	48,029,993	26,298,747	12,133,257	(12,658,783)	(7,492)
Unrealized appreciation (depreciation) on investments	41,124,441	17,783,149	2,667,163	(24,048,579)	–
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$608,709,001	$109,696,707	$338,792,899	$1,282,585,755	$136,986,870

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	53,659,924	5,449,276	27,516,408	119,431,472	136,965,981
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.34	$20.13	$12.31	$10.74	$1.00

* Cost
Investments (unaffiliated)	$–	$90,440,736	$–	$1,321,693,660	$137,283,432

Investments (affiliated)	$567,670,672	$–	$336,184,431	$–	$–

Foreign cash	$–	$–	$–	$–	$–

† Including securities on loan	$–	$779,367	$–	$45,353,452	$–

See Notes to Financial Statements

118

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2018 — (continued)

	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND
ASSETS:
Investment at value (unaffiliated)*†	$581,479,809	$719,865,072	$283,801,546	$221,085,513	$911,689,480
Investment at value (affiliated)*†	–	–	–	–	–
Repurchase agreements (cost equals market value)	20,406,000	8,901,000	–	–	7,422,000
Cash	65,115	1,350	3,724,446	740,455	455
Foreign cash*	227,526	5,552,921	–	153	30
Cash collateral for futures contracts	–	–	–	–	–
Due from broker	–	–	–	–	–
Receivable for:
Fund shares sold	159,680	194,957	3,973	134,507	182,204
Dividends and interest	8,906,605	2,058,342	568,951	114,848	1,022,447
Investments sold	31,214	18,267,350	–	311,359	2,182,687
Investments sold on an extended settlement basis	–	389,518	–	–	–
Securities lending income	43,705	16,985	1,667	7,872	8,733
Prepaid expenses and other assets	30,387	51,716	37,401	19,412	63,742
Due from investment adviser for expense reimbursements/fee waivers	15,997	168,415	38,022	67,407	–
Variation margin on futures contracts	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL ASSETS	611,366,038	755,467,626	288,176,006	222,481,526	922,571,778

LIABILITIES:
Payable for:
Fund shares reacquired	11,507	231,496	398,961	129,612	477,223
Investments purchased	15,764	8,762,953	3,399,290	315,758	3,233,945
Investments purchased on an extended settlement basis	364,088	385,935	–	–	–
Investment advisory and management fees	300,360	499,547	118,398	133,723	536,714
Shareholder services	123,981	153,454	59,199	45,483	193,362
Administrative service fees	33,029	40,880	15,772	12,113	51,515
Transfer agent fees and expenses	979	857	857	857	1,101
Trustees’ fees and expenses	26,172	47,597	18,425	12,667	63,517
Other accrued expenses	130,228	233,597	78,637	67,711	184,699
Accrued foreign tax on capital gains	–	117,162	–	–	–
Collateral upon return of securities loaned	33,786,258	20,966,764	–	1,319,787	1,545,425
Due to custodian	–	–	–	–	–
Due to broker	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	20,596	–	–	–	–

TOTAL LIABILITIES	34,812,962	31,440,242	4,089,539	2,037,711	6,287,501

NET ASSETS	$576,553,076	$724,027,384	$284,086,467	$220,443,815	$916,284,277

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$765,249	$339,835	$124,799	$205,842	$414,113
Additional paid in capital	562,708,176	548,955,478	230,902,752	178,645,988	649,964,562
Accumulated undistributed net investment income (loss)	29,385,984	2,592,614	3,397,308	(242,887)	4,027,098
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	(11,492,077)	21,781,184	21,075,728	8,046,434	132,491,996
Unrealized appreciation (depreciation) on investments	(4,794,039)	150,490,136	28,585,880	33,788,438	129,385,437
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(20,217)	(14,701)	–	–	1,071
Accrued capital gains tax on unrealized appreciation (depreciation)	–	(117,162)	–	–	–

NET ASSETS	$576,553,076	$724,027,384	$284,086,467	$220,443,815	$916,284,277

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	76,524,881	33,983,530	12,479,856	20,584,234	41,411,269
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.53	$21.31	$22.76	$10.71	$22.13

* Cost
Investments (unaffiliated)	$586,273,848	$569,374,936	$255,215,666	$187,297,075	$782,304,043

Investments (affiliated)	$–	$–	$–	$–	$–

Foreign cash	$227,310	$5,564,239	$–	$153	$30

† Including securities on loan	$44,315,599	$33,464,718	$18,598,783	$42,447,394	$43,355,754

See Notes to Financial Statements

119

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2018 — (continued)

	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Investment at value (unaffiliated)*†	$–	$218,792,667	$522,526,036	$785,700,918	$879,427,288
Investment at value (affiliated)*†	964,750,281	–	–	–	–
Repurchase agreements (cost equals market value)	–	–	15,473,000	3,559,000	–
Cash	15,032	3,762,041	1,301	498	–
Foreign cash*	–	–	–	–	2,106
Cash collateral for futures contracts	–	–	769,000	–	–
Due from broker	–	–	–	–	–
Receivable for:
Fund shares sold	89,765	172,524	61,738	51,992	250,245
Dividends and interest	–	55,392	495,543	1,126,844	9,735,243
Investments sold	–	409,342	4,015,674	–	796,927
Investments sold on an extended settlement basis	–	–	–	–	7,074,219
Securities lending income	–	33,144	19,997	3,149	27,033
Prepaid expenses and other assets	33,640	15,360	41,634	56,635	44,435
Due from investment adviser for expense reimbursements/fee waivers	53,577	18,005	52,049	41,996	–
Variation margin on futures contracts	–	–	50,160	295	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	327,802

TOTAL ASSETS	964,942,295	223,258,475	543,506,132	790,541,327	897,685,298

LIABILITIES:
Payable for:
Fund shares reacquired	69,772	8,814	242,919	622,665	15,851
Investments purchased	19,477	194,042	3,987,858	–	6,232,420
Investments purchased on an extended settlement basis	–	–	–	–	11,213,681
Investment advisory and management fees	81,419	142,226	293,790	166,640	366,956
Shareholder services	–	43,119	111,363	166,640	182,631
Administrative service fees	–	11,484	29,666	44,393	48,647
Transfer agent fees and expenses	489	979	857	489	1,346
Trustees’ fees and expenses	32,616	7,998	33,452	52,993	40,505
Other accrued expenses	131,047	64,134	130,964	137,733	169,450
Accrued foreign tax on capital gains	–	–	–	–	–
Collateral upon return of securities loaned	–	7,401,942	4,127,318	228,345	25,837,615
Due to custodian	–	–	–	–	141,191
Due to broker	–	–	–	3,289	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	33,431

TOTAL LIABILITIES	334,820	7,874,738	8,958,187	1,423,187	44,283,724

NET ASSETS	$964,607,475	$215,383,737	$534,547,945	$789,118,140	$853,401,574

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$642,970	$92,392	$339,707	$341,746	$785,739
Additional paid in capital	832,012,121	125,136,424	382,448,759	437,070,965	867,439,074
Accumulated undistributed net investment income (loss)	19,675,029	(806,590)	5,293,998	11,090,287	29,551,218
Accumulated undistributed net realized gain (loss) on investments, swap contracts, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	60,790,980	43,952,526	49,846,046	49,879,625	(23,916,433)
Unrealized appreciation (depreciation) on investments	51,486,375	47,008,985	96,325,817	290,383,106	(20,739,515)
Unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	–	–	293,618	352,411	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	281,491
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$964,607,475	$215,383,737	$534,547,945	$789,118,140	$853,401,574

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	64,297,030	9,239,222	33,970,725	34,174,579	78,573,948
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.00	$23.31	$15.74	$23.09	$10.86

* Cost
Investments (unaffiliated)	$–	$171,783,682	$426,200,219	$495,317,812	$900,166,803

Investments (affiliated)	$913,263,906	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$2,513

† Including securities on loan	$–	$45,957,341	$46,543,316	$31,031,625	$37,967,371

See Notes to Financial Statements

120

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2018

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$1,028,638	$–	$68,413	$–
Dividends (affiliated)	9,452,915	–	8,722,445	–	–
Securities lending income	–	19,096	–	225,922	–
Interest (unaffiliated)	–	2,750	–	42,535,418	1,885,539

Total investment income*	9,452,915	1,050,484	8,722,445	42,829,753	1,885,539

EXPENSES:
Investment advisory and management fees	595,569	541,681	338,741	5,154,285	322,963
Administrative service fee	–	66,098	–	806,087	86,685
Shareholder services fee	–	246,219	–	3,002,678	322,963
Transfer agent fees and expenses	1,479	2,958	1,479	2,958	1,109
Custodian and accounting fees	12,000	15,183	12,000	97,028	13,121
Reports to shareholders	75,967	15,686	42,345	139,825	15,349
Audit and tax fees	32,615	43,958	31,217	38,048	40,296
Legal fees	42,056	19,095	30,690	66,309	20,418
Trustees’ fees and expenses	46,269	7,561	26,150	91,500	9,576
Interest expense	–	–	–	–	–
Other expenses	17,069	14,312	12,496	28,560	10,781

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	823,024	972,751	495,118	9,427,278	843,261

Fees waived and expenses reimbursed by investment adviser (Note 3)	(227,453)	(135,608)	(156,376)	(179,030)	(132,742)
Fees paid indirectly (Note 7)	–	(6,005)	–	–	–

Net expenses	595,571	831,138	338,742	9,248,248	710,519

Net investment income (loss)	8,857,344	219,346	8,383,703	33,581,505	1,175,020

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	–	26,494,594	–	(7,802,673)	(7,492)
Investments (affiliated)	35,959,453	–	9,279,556	–	–
Futures contracts	–	–	–	–	–
Forward contracts	–	–	–	–	–
Swap contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	17,642,662	–	4,987,613	–	–

Net realized gain (loss) on investments and foreign currencies	53,602,115	26,494,594	14,267,169	(7,802,673)	(7,492)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	(2,110,223)	–	(41,645,334)	–
Investments (affiliated)	1,524,189	–	(6,137,864)	–	–
Futures contracts	–	–	–	–	–
Forward contracts	–	–	–	–	–
Swap contracts	–	–	–	–	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	1,524,189	(2,110,223)	(6,137,864)	(41,645,334)	–

Net realized and unrealized gain (loss) on investments and foreign currencies	55,126,304	24,384,371	8,129,305	(49,448,007)	(7,492)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,983,648	$24,603,717	$16,513,008	$(15,866,502)	$1,167,528

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$(2,141)	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

121

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2018 — (continued)

	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$64,387	$11,029,372	$5,379,201	$1,025,289	$13,903,255
Dividends (affiliated)	–	–	–	–	–
Securities lending income	422,416	696,380	15,422	65,769	637,292
Interest (unaffiliated)	34,683,519	122,128	43,248	2,211	14,965

Total investment income*	35,170,322	11,847,880	5,437,871	1,093,269	14,555,512

EXPENSES:
Investment advisory and management fees	3,487,890	5,977,322	1,261,161	1,225,388	6,909,280
Administrative service fee	385,894	493,153	169,267	110,288	672,065
Shareholder services fee	1,437,677	1,836,663	630,581	410,853	2,503,569
Transfer agent fees and expenses	2,958	2,525	2,463	2,588	3,328
Custodian and accounting fees	44,221	196,997	14,662	11,325	81,611
Reports to shareholders	69,284	95,861	37,980	43,675	127,664
Audit and tax fees	45,661	67,520	36,505	40,813	40,127
Legal fees	39,647	61,852	26,172	24,368	59,582
Trustees’ fees and expenses	42,834	59,496	18,939	12,149	79,968
Interest expense	–	–	1,222	–	–
Other expenses	22,415	34,620	30,916	14,139	35,586

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	5,578,481	8,826,009	2,229,868	1,895,586	10,512,780

Fees waived and expenses reimbursed by investment adviser (Note 3)	(57,800)	(1,479,357)	(186,784)	(498,687)	–
Fees paid indirectly (Note 7)	–	–	(25,454)	(618)	(3,204)

Net expenses	5,520,681	7,346,652	2,017,630	1,396,281	10,509,576

Net investment income (loss)	29,649,641	4,501,228	3,420,241	(303,012)	4,045,936

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	3,520,243	82,714,806	22,214,795	8,380,945	139,598,947
Investments (affiliated)	–	–	–	–	–
Futures contracts	–	–	–	–	–
Forward contracts	565,687	–	–	–	–
Swap contracts	362,228	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(6,313)	(549,555)	–	(100)	(136,198)
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	4,441,845	82,165,251	22,214,795	8,380,845	139,462,749

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(17,325,996)	(12,580,747)	9,558,207	28,304,083	(17,893,684)
Investments (affiliated)	–	–	–	–	–
Futures contracts	–	–	–	–	–
Forward contracts	64,062	–	–	–	–
Swap contracts	(64,506)	–	–	–	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(877)	(23,503)	–	(10)	1,013
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	2,903	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(17,327,317)	(12,601,347)	9,558,207	28,304,073	(17,892,671)

Net realized and unrealized gain (loss) on investments and foreign currencies	(12,885,472)	69,563,904	31,773,002	36,684,918	121,570,078

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,764,169	$74,065,132	$35,193,243	$36,381,906	$125,616,014

* Net of foreign withholding taxes on interest and dividends of	$–	$1,153,007	$9,201	$5,763	$42,087

** Net of foreign withholding taxes on capital gains of	$–	$230,439	$–	$–	$–

See Notes to Financial Statements

122

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2018 — (continued)

	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$630,568	$10,012,662	$15,152,114	$23,956
Dividends (affiliated)	17,339,592	–	–	–	–
Securities lending income	–	334,283	519,509	47,109	308,798
Interest (unaffiliated)	–	7,792	33,448	101,114	36,478,311

Total investment income*	17,339,592	972,643	10,565,619	15,300,337	36,811,065

EXPENSES:
Investment advisory and management fees	935,964	1,468,820	3,649,668	1,980,886	4,050,652
Administrative service fee	–	119,054	371,665	531,738	536,920
Shareholder services fee	–	443,381	1,384,488	1,980,886	2,000,362
Transfer agent fees and expenses	1,479	2,958	2,588	1,479	4,067
Custodian and accounting fees	11,950	11,917	68,546	33,626	93,630
Reports to shareholders	119,157	23,931	71,877	95,679	84,136
Audit and tax fees	35,585	34,133	45,234	38,220	45,764
Legal fees	57,231	22,564	38,454	49,644	49,845
Trustees’ fees and expenses	72,327	13,750	43,711	61,391	57,472
Interest expense	–	382	534	722	–
Other expenses	20,747	15,325	29,898	27,064	24,637

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	1,254,440	2,156,215	5,706,663	4,801,335	6,947,485

Fees waived and expenses reimbursed by investment adviser (Note 3)	(318,474)	(98,925)	(445,609)	(364,152)	–
Fees paid indirectly (Note 7)	–	(5,822)	(27,102)	–	–

Net expenses	935,966	2,051,468	5,233,952	4,437,183	6,947,485

Net investment income (loss)	16,403,626	(1,078,825)	5,331,667	10,863,154	29,863,580

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	–	45,046,628	50,194,230	46,285,378	(4,319,942)
Investments (affiliated)	46,150,706	–	–	–	–
Futures contracts	–	–	1,831,719	5,303,858	–
Forward contracts	–	–	–	–	932,623
Swap contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(117,629)
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	23,511,727	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	69,662,433	45,046,628	52,025,949	51,589,236	(3,504,948)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	17,234,244	30,129,884	72,455,984	(34,871,732)
Investments (affiliated)	(1,720,543)	–	–	–	–
Futures contracts	–	–	224,800	26,657	–
Forward contracts	–	–	–	–	1,112,011
Swap contracts	–	–	–	–	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	(48,539)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(1,720,543)	17,234,244	30,354,684	72,482,641	(33,808,260)

Net realized and unrealized gain (loss) on investments and foreign currencies	67,941,890	62,280,872	82,380,633	124,071,877	(37,313,208)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$84,345,516	$61,202,047	$87,712,300	$134,935,031	$(7,449,628)

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$2,759	$–	$3,461

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

123

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$8,857,344	$8,039,961	$219,346	$439,879	$8,383,703	$7,627,324	$33,581,505	$25,708,094
Net realized gain (loss) on investments and foreign currencies	53,602,115	20,287,656	26,494,594	6,860,463	14,267,169	2,464,717	(7,802,673)	5,729,800
Net unrealized gain (loss) on investments and foreign currencies	1,524,189	26,787,375	(2,110,223)	4,264,888	(6,137,864)	8,295,447	(41,645,334)	(19,018,763)

Net increase (decrease) in net assets resulting from operations	63,983,648	55,114,992	24,603,717	11,565,230	16,513,008	18,387,488	(15,866,502)	12,419,131

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,100,720)	(10,175,052)	(434,154)	(426,761)	(7,646,556)	(8,581,634)	(29,295,082)	(27,768,658)
Net realized gain on securities	(20,317,452)	(30,381,170)	(4,650,345)	(7,982,648)	(1,927,139)	(2,821,833)	(450,265)	–

Total distributions to shareholders	(28,418,172)	(40,556,222)	(5,084,499)	(8,409,409)	(9,573,695)	(11,403,467)	(29,745,347)	(27,768,658)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	5,300,297	18,039,259	(1,401,691)	3,477,697	(2,053,403)	(1,466,664)	212,261,412	(71,629,262)

TOTAL INCREASE (DECREASE) IN NET ASSETS	40,865,773	32,598,029	18,117,527	6,633,518	4,885,910	5,517,357	166,649,563	(86,978,789)
NET ASSETS:
Beginning of period	567,843,228	535,245,199	91,579,180	84,945,662	333,906,989	328,389,632	1,115,936,192	1,202,914,981

End of period†	$608,709,001	$567,843,228	$109,696,707	$91,579,180	$338,792,899	$333,906,989	$1,282,585,755	$1,115,936,192

† Includes accumulated undistributed net investment income (loss) of	$11,262,193	$8,091,596	$239,819	$454,627	$9,190,135	$7,640,570	$36,208,371	$29,326,047

See Notes to Financial Statements

124

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT MONEY MARKET II FUND		HIGH YIELD BOND FUND		INTERNATIONAL OPPORTUNITIES FUND		LARGE CAP VALUE FUND
	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,175,020	$215,117	$29,649,641	$31,598,543	$4,501,228	$4,850,356	$3,420,241	$2,882,419
Net realized gain (loss) on investments and foreign currencies	(7,492)	835	4,441,845	7,771,336	82,165,251	50,182,602	22,214,795	28,035,120
Net unrealized gain (loss) on investments and foreign currencies	–	–	(17,327,317)	4,614,284	(12,601,347)	69,213,570	9,558,207	(669,760)

Net increase (decrease) in net assets resulting from operations	1,167,528	215,952	16,764,169	43,984,163	74,065,132	124,246,528	35,193,243	30,247,779

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,175,020)	(215,117)	(32,204,893)	(27,551,970)	(5,841,813)	(8,336,334)	(2,959,420)	(3,093,065)
Net realized gain on securities	–	–	–	–	–	–	(8,272,969)	–

Total distributions to shareholders	(1,175,020)	(215,117)	(32,204,893)	(27,551,970)	(5,841,813)	(8,336,334)	(11,232,389)	(3,093,065)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	4,050,214	(8,347,410)	30,514,165	(45,631,105)	(15,293,377)	(40,867,899)	33,499,196	(31,372,481)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,042,722	(8,346,575)	15,073,441	(29,198,912)	52,929,942	75,042,295	57,460,050	(4,217,767)
NET ASSETS:
Beginning of period	132,944,148	141,290,723	561,479,635	590,678,547	671,097,442	596,055,147	226,626,417	230,844,184

End of period†	$136,986,870	$132,944,148	$576,553,076	$561,479,635	$724,027,384	$671,097,442	$284,086,467	$226,626,417

† Includes accumulated undistributed net investment income (loss) of	$(840)	$(1,675)	$29,385,984	$31,058,600	$2,592,614	$1,700,178	$3,397,308	$2,936,487

See Notes to Financial Statements

125

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP GROWTH FUND		MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		SMALL CAP GROWTH FUND
	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(303,012)	$50,663	$4,045,936	$3,371,970	$16,403,626	$14,588,402	$(1,078,825)	$(595,878)
Net realized gain (loss) on investments and foreign currencies	8,380,845	29,162,133	139,462,749	75,004,096	69,662,433	19,600,743	45,046,628	8,062,842
Net unrealized gain (loss) on investments and foreign currencies	28,304,073	(7,436,232)	(17,892,671)	29,953,316	(1,720,543)	36,118,299	17,234,244	19,389,509

Net increase (decrease) in net assets resulting from operations	36,381,906	21,776,564	125,616,014	108,329,382	84,345,516	70,307,444	61,202,047	26,856,473

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(219,879)	–	(3,732,456)	(6,004,897)	(14,676,075)	(18,966,348)	–	–
Net realized gain on securities	(26,169,722)	–	(68,024,640)	(62,435,557)	(20,388,078)	(34,930,260)	(6,146,636)	(6,507,357)

Total distributions to shareholders	(26,389,601)	–	(71,757,096)	(68,440,454)	(35,064,153)	(53,896,608)	(6,146,636)	(6,507,357)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	76,463,063	(8,561,660)	(183,620,229)	8,580,475	18,980,604	32,960,768	22,997,976	17,097,650

TOTAL INCREASE (DECREASE) IN NET ASSETS	86,455,368	13,214,904	(129,761,311)	48,469,403	68,261,967	49,371,604	78,053,387	37,446,766
NET ASSETS:
Beginning of period	133,988,447	120,773,543	1,046,045,588	997,576,185	896,345,508	846,973,904	137,330,350	99,883,584

End of period†	$220,443,815	$133,988,447	$916,284,277	$1,046,045,588	$964,607,475	$896,345,508	$215,383,737	$137,330,350

† Includes accumulated undistributed net investment income (loss) of	$(242,887)	$65,304	$4,027,098	$3,847,744	$19,675,029	$14,661,865	$(806,590)	$(471,542)

See Notes to Financial Statements

126

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017	For the Year Ended August 31, 2018	For the Year Ended August 31, 2017
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$5,331,667	$3,854,924	$10,863,154	$11,471,912	$29,863,580	$27,856,794
Net realized gain (loss) on investments and foreign currencies	52,025,949	48,420,076	51,589,236	15,358,164	(3,504,948)	11,427,449
Net unrealized gain (loss) on investments and foreign currencies	30,354,684	6,888,705	72,482,641	75,594,017	(33,808,260)	(3,545,329)

Net increase (decrease) in net assets resulting from operations	87,712,300	59,163,705	134,935,031	102,424,093	(7,449,628)	35,738,914

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,198,015)	(4,928,560)	(12,121,511)	(10,837,307)	(30,340,988)	(28,271,122)
Net realized gain on securities	(36,713,546)	(19,876,650)	(13,836,208)	(53,375,309)	–	–

Total distributions to shareholders	(40,911,561)	(24,805,210)	(25,957,719)	(64,212,616)	(30,340,988)	(28,271,122)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(41,757,567)	(18,636,828)	(119,757,020)	4,865,815	142,137,238	(81,877,029)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,043,172	15,721,667	(10,779,708)	43,077,292	104,346,622	(74,409,237)
NET ASSETS:
Beginning of period	529,504,773	513,783,106	799,897,848	756,820,556	749,054,952	823,464,189

End of period†	$534,547,945	$529,504,773	$789,118,140	$799,897,848	$853,401,574	$749,054,952

† Includes accumulated undistributed net investment income (loss) of	$5,293,998	$3,833,697	$11,090,287	$12,348,644	$29,551,218	$25,906,780

See Notes to Financial Statements

127

VALIC Company II

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware statutory trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively, the “Funds,” or each, a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Growth Fund
Capital Appreciation Fund	Mid Cap Value Fund
Conservative Growth Lifestyle Fund*	Moderate Growth Lifestyle Fund*
Core Bond Fund	Small Cap Growth Fund
Government Money Market II Fund	Small Cap Value Fund
High Yield Bond Fund	Socially Responsible Fund
International Opportunities Fund	Strategic Bond Fund
Large Cap Value Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either the VALIC Company I (“VC I”) or VC II mutual funds.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

A. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of August 31, 2018, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the

128

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Government Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

B. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual

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payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the High Yield Bond Fund used credit default swaps to manage credit risk (i.e., hedging), enhance returns, and as a substitute for physical securities.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit

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default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule at the end of the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Funds may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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The following tables represent the value of derivatives held as of August 31, 2018, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended August 31, 2018. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of August 31, 2018, please refer to the schedule at the end of each Fund’s Portfolio of Investments.

	Asset Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)(6)	Swap Contracts(2)	Forward Foreign Currency Contracts(3)
High Yield Bond	$—	$—	$—	$—
Small Cap Value	50,160	—	—	50,160
Socially Responsible	295	—	—	295
Strategic Bond	—	—	327,802	327,802

	Liability Derivatives
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)(6)	Swap Contracts(4)	Forward Foreign Currency Contracts(5)
High Yield Bond	$—	$—	$20,596	$20,596
Small Cap Value	—	—	—	—
Socially Responsible	—	—	—	—
Strategic Bond	—	—	33,431	33,431

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Unrealized depreciation on swap contracts
(5)	Unrealized depreciation on forward foreign currency contracts
(6)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Unrealized Appreciation (Depreciation)
Small Cap Value	$293,618
Socially Responsible	352,411

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	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(1)	Swap Contracts(2)	Forward Foreign Currency Contracts(3)
High Yield Bond	$—	$362,228	$565,687	$927,915
Small Cap Value	1,831,719	—	—	1,831,719
Socially Responsible	5,303,858	—	—	5,303,858
Strategic Bond	—	—	932,623	932,623

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Equity Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Fund	Futures Contracts(4)	Swap Contracts(5)	Forward Foreign Currency Contracts(6)
High Yield Bond	$—	$(64,506)	$64,062	$(444)
Small Cap Value	224,800	—	—	224,800
Socially Responsible	26,657	—	—	26,657
Strategic Bond	—	—	1,112,011	1,112,011

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on forward contracts
(4)	Change in unrealized appreciation (depreciation) on futures contracts
(5)	Change in unrealized appreciation (depreciation) on swap contracts
(6)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the year ended August 31, 2018.

	Average Amount Outstanding During the Year
Fund	Futures Contracts(1)	Credit Swap Contracts(1)	Foreign Exchange Contracts(1)
High Yield Bond	$—	$3,346,667	$12,144,252
Small Cap Value	13,347,280	—	—
Socially Responsible	27,953,594	—	—
Strategic Bond	—	—	53,006,919

(1)	Amounts represent notional amounts in U.S. dollars.

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NOTES TO FINANCIAL STATEMENTS — (continued)

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of August 31, 2018. The repurchase agreements held by the Funds and securities on loan as of August 31, 2018, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments of each Fund and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank N.A.	$—	$—	$—	$—	$20,596	$—	$—	$20,596	$(20,596)	$—	$(20,596)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

C. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

D. Mortgage-Backed Dollar Rolls

During the year ended August 31, 2018, the Core Bond Fund and the Strategic Bond Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund‘s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

E. When-Issued Securities and Forward Commitments

Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended August 31, 2018, the Core Bond Fund and the Strategic Bond Fund purchased and/or sold when-issued securities. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

F. Loans

The Fund invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

G. Inflation-Indexed Bonds

Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in

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their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

H. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Series’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

I. Investment Securities Loaned

To realize additional income, a Fund, except for Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and the Government Money Market II Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statements of Operations as securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

J. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Lifestyle Funds, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the Underlying Funds.

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Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 — 2017 or expected to be taken in each Fund’s 2018 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

K. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

L. New Accounting Pronouncements

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. The final rule becomes effective on November 5, 2018. Management is currently evaluating the amendments and their impact, if any, on the Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the amendments and their impact, if any, on the Funds’ financial statements.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
Government Money Market II Fund	0.25%
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million

136

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NOTES TO FINANCIAL STATEMENTS — (continued)

Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million

VALIC has entered into subadvisory agreements with the following:

BMO Asset Management Corp. (“BMO AM”)—subadvisor for the Capital Appreciation Fund.(1)

Delaware Investments Fund Advisers (“Delaware Investments”)—subadviser for a portion of the International Opportunities Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and the Small Cap Value Fund.

Janus Capital Management, LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Opportunities Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”)—subadviser for a portion of the Mid Cap Value Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Government Money Market II Fund and the Socially Responsible Fund.

The Boston Company Asset Management, LLC (“The Boston Co.”)—subadviser for a portion of the Large Cap Value Fund.

Wellington Management Company LLP—subadviser for the High Yield Bond Fund, Mid Cap Growth Fund and a portion of the Mid Cap Value Fund.

(1)	Effective June 7, 2018, BMO Asset Management Corp. replaced The Boston Company Asset Management, LLC as the subadvisor for the Capital Appreciation Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund’s average daily net assets through December 31, 2019. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. The contractual expense waivers and fee reimbursements will continue until December 31, 2019, subject to termination by the Board, including a majority of the Trustees who are not interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (the “Disinterested Trustees”).

Fund	Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
Government Money Market II	0.55%
High Yield Bond	0.96%
International Opportunities	1.00%
Large Cap Value	0.81%
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

137

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

For the year ended August 31, 2018, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$227,453
Capital Appreciation	135,608
Conservative Growth Lifestyle	156,376
Core Bond	179,030
Government Money Market II	132,742
High Yield Bond	57,800
International Opportunities	1,479,357
Large Cap Value	186,784
Mid Cap Growth	498,687
Moderate Growth Lifestyle	318,474
Small Cap Growth	98,925
Small Cap Value	445,609
Socially Responsible	364,152

VALIC may also voluntarily waive fees and/or reimburse expenses to avoid a negative yield on the Government Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market II Fund will be able to avoid a negative yield. For the year ended August 31, 2018, VALIC did not voluntarily waive expenses to avoid a negative yield for the Government Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”), an affiliate of VALIC. SunAmerica receives from each Fund in the Series, other than the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee†: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. For the year ended August 31, 2018, the Administrator earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC I an annual fee of $132,510, which is allocated to each Fund in the Series and VC I based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the year ended August 31, 2018, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the year ended August 31, 2018, VALIC earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the year ended August 31, 2018, VC II has deferred $23,225 of trustee compensation.

†

Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “Funds-of-Funds” and “Feeder Funds.”

138

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

At August 31, 2018, the following affiliates owned outstanding shares of the following Funds:

	Holder
Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VALIC Co. I Dynamic Allocation Fund	VCII Aggressive Growth Lifestyle	VCII Conservative Growth Lifestyle	VCII Moderate Growth Lifestyle
Aggressive Growth Lifestyle	—%	—%	100.00%	—%	—%	—%	—%
Capital Appreciation	—	—	43.50	6.58	20.41	5.02	24.49
Conservative Growth Lifestyle	—	—	100.00	—	—	—	—
Core Bond	—	—	91.90	1.08	0.83	1.80	4.39
Government Money Market II	—	—	100.00	—	—	—	—
High Yield Bond	0.01	—	81.47	0.34	2.92	7.80	7.46
International Opportunities	—	—	92.36	0.22	2.89	0.93	3.60
Large Cap Value	—	—	68.63	1.41	10.75	3.02	16.19
Mid Cap Growth	—	—	88.63	1.35	4.56	0.40	5.06
Mid Cap Value	0.30	—	92.61	0.32	2.63	0.77	3.37
Moderate Growth Lifestyle	—	—	100.00	—	—	—	—
Small Cap Growth	—	—	82.96	2.11	5.84	1.74	7.35
Small Cap Value	—	—	81.89	0.84	6.53	2.04	8.70
Socially Responsible	0.01	—	99.99	—	—	—	—
Strategic Bond	0.05	0.01	71.14	0.39	3.47	8.66	16.28

The VC I Dynamic Allocation Fund and the VC II Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC II Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds own shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the year ended August 31, 2018, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2017	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2018
VALIC Co. I Blue Chip Growth Fund	$7,643	$728,502	$16,730,155	$736,145	$8,725,826	$1,198,865	$1,430,410	$11,369,749
VALIC Co. I Capital Conservation Fund	264,873	35,359	12,632,750	1,442,520	2,616,465	(112,155)	(425,734)	10,920,916
VALIC Co. I Dividend Value Fund	496,139	960,934	19,508,946	15,824,062	5,503,625	898,526	(76,684)	30,651,225
VALIC Co. I Emerging Economies Fund	232,698	—	—	19,671,866	533,231	(96,032)	(2,959,208)	16,083,395
VALIC Co. I Foreign Value Fund	638,181	—	27,018,339	6,738,007	3,457,273	(162,140)	(878,596)	29,258,337
VALIC Co. I Global Real Estate Fund	896,768	271,362	31,816,933	20,020,007	9,600,671	(425,525)	665,854	42,476,598
VALIC Co. I Government Securities Fund	248,441	—	12,197,539	248,441	11,938,929	(440,475)	(66,576)	—
VALIC Co. I Inflation Protected Fund	673,702	322,368	44,831,484	2,391,919	19,063,585	290,664	(1,282,131)	27,168,351
VALIC Co. I International Equities Index Fund	933,243	—	19,340,521	29,650,438	18,381,268	3,089,420	(4,463,158)	29,235,953
VALIC Co. I International Government Bond Fund	55,059	2,001	4,632,914	10,659,371	—	—	(502,163)	14,790,122
VALIC Co. I International Growth Fund	141,682	159,491	10,726,137	6,060,933	5,580,053	403,469	570,324	12,180,810
VALIC Co. I Large Cap Core Fund	42,226	210,666	3,466,268	2,571,147	—	—	362,598	6,400,013
VALIC Co. I Large Capital Growth Fund	—	—	—	3,013,824	—	—	56,615	3,070,439
VALIC Co. I Mid Cap Index Fund	221,482	1,308,377	40,309,262	14,841,833	36,508,568	5,000,893	(285,092)	23,358,328
VALIC Co. I Mid Cap Strategic Growth Fund	6,396	332,210	5,960,702	2,804,360	—	—	1,273,052	10,038,114
VALIC Co. I Nasdaq-100 Index Fund	39,154	340,298	8,171,760	9,432,896	3,668,303	1,583,701	421,522	15,941,576
VALIC Co. I Science & Technology Fund	—	745,528	6,770,137	15,339,738	1,892,253	361,212	1,568,394	22,147,228
VALIC Co. I Small Cap Index Fund	283,728	1,605,966	53,102,000	1,889,694	52,352,039	5,324,210	(192,457)	7,771,408
VALIC Co. I Small Cap Special Values Fund	329,508	2,050,515	23,628,564	4,316,968	10,769,540	2,533,040	405,431	20,114,463
VALIC Co. I Stock Index Fund	206,213	451,407	11,085,532	51,004,311	14,026,124	1,536,926	1,499,910	51,100,555
VALIC Co. I Value Fund	80,765	—	3,730,271	7,805,833	—	—	584,464	12,120,568
VALIC Co. II Capital Appreciation Fund	87,973	942,302	19,206,654	1,030,275	1,929,181	1,273,220	2,807,418	22,388,386
VALIC Co. II Core Bond Fund	422,530	6,494	17,266,793	1,556,410	7,531,768	(245,285)	(439,649)	10,606,501
VALIC Co. II High Yield Bond Fund	927,638	—	11,432,397	9,534,913	3,523,940	140,776	(748,366)	16,835,780
VALIC Co. II International Opportunities Fund	204,060	—	17,729,802	6,028,155	4,802,095	1,245,010	735,045	20,935,917
VALIC Co. II Large Cap Value Fund	246,994	690,464	12,595,944	16,371,281	—	—	1,555,229	30,522,454
VALIC Co. II Mid Cap Growth Fund	10,977	1,306,484	6,315,418	3,286,621	—	—	456,449	10,058,488
VALIC Co. II Mid Cap Value Fund	102,149	1,861,678	54,391,014	14,391,466	49,334,655	8,525,752	(3,860,052)	24,113,525
VALIC Co. II Small Cap Growth Fund	—	424,562	14,494,119	1,132,087	7,904,163	2,237,864	2,625,439	12,585,346
VALIC Co. II Small Cap Value Fund	329,965	2,885,694	44,326,574	6,634,322	19,993,049	2,177,469	1,791,339	34,936,655
VALIC Co. II Strategic Bond Fund	1,322,728	—	14,514,910	33,023,061	16,438,668	(379,952)	(1,105,438)	29,613,913

	$9,452,915	$17,642,662	$567,933,839	$319,452,904	$316,075,272	$35,959,453	$1,524,189	$608,795,113

†	Includes reinvestment of distributions paid.

139

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2017	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2018
VALIC Co. I Blue Chip Growth Fund	$—	$—	$2,031,075	$334,864	$2,157,471	$360,514	$(213,459)	$355,523
VALIC Co. I Capital Conservation Fund	351,931	46,981	16,948,814	1,752,383	2,991,203	(151,126)	(559,041)	14,999,827
VALIC Co. I Dividend Value Fund	170,817	330,843	8,096,520	4,415,421	1,017,440	92,642	475,963	12,063,106
VALIC Co. I Emerging Economies Fund	60,040	—	—	5,501,990	873,620	(157,334)	(612,816)	3,858,220
VALIC Co. I Foreign Value Fund	230,478	—	5,452,745	7,689,329	—	—	(790,582)	12,351,492
VALIC Co. I Global Real Estate Fund	345,124	104,435	8,640,984	449,559	2,214,306	(156,535)	127,169	6,846,871
VALIC Co. I Government Securities Fund	—	—	1,131,202	—	1,126,437	8,086	(12,851)	—
VALIC Co. I Inflation Protected Fund	586,255	280,524	36,953,090	866,780	21,714,788	65,486	(906,835)	15,263,733
VALIC Co. I International Equities Index Fund	342,087	—	1,855,422	18,443,586	6,130,948	123,734	(1,054,877)	13,236,917
VALIC Co. I International Government Bond Fund	61,071	2,220	6,182,038	9,408,243	—	—	(555,048)	15,035,233
VALIC Co. I International Growth Fund	17,846	20,089	1,837,975	3,897,895	2,561,397	555,283	(304,154)	3,425,602
VALIC Co. I Large Cap Core Fund	17,217	85,894	1,378,510	1,371,201	—	—	163,231	2,912,942
VALIC Co. I Large Capital Growth Fund	—	—	—	846,792	—	—	15,907	862,699
VALIC Co. I Mid Cap Index Fund	65,152	384,878	13,705,807	10,243,435	18,429,091	1,175,138	697,630	7,392,919
VALIC Co. I Mid Cap Strategic Growth Fund	308	16,019	530,039	500,054	257,100	30,791	89,219	893,003
VALIC Co. I Nasdaq-100 Index Fund	6,903	59,992	858,874	5,834,522	904,949	311,125	76,741	6,176,313
VALIC Co. I Science & Technology Fund	—	117,478	896,985	6,759,132	965,153	240,726	129,643	7,061,333
VALIC Co. I Small Cap Index Fund	41,956	237,479	16,618,443	2,708,474	19,084,458	1,937,024	(243,842)	1,935,641
VALIC Co. I Small Cap Special Values Fund	175,107	1,089,681	11,778,047	2,928,535	6,474,979	1,141,540	342,842	9,715,985
VALIC Co. I Stock Index Fund	5,674	12,420	—	15,110,792	—	—	585,038	15,695,830
VALIC Co. I Value Fund	19,355	—	934,943	2,293,444	—	—	177,548	3,405,935
VALIC Co. II Capital Appreciation Fund	21,633	231,713	4,063,849	950,965	390,739	266,478	614,774	5,505,327
VALIC Co. II Core Bond Fund	812,198	12,483	48,091,167	1,687,694	25,178,311	(565,253)	(911,773)	23,123,524
VALIC Co. II High Yield Bond Fund	2,503,710	—	32,784,328	16,054,936	2,408,435	(7,405)	(1,494,326)	44,929,098
VALIC Co. II International Opportunities Fund	56,534	—	4,667,617	3,066,218	1,602,135	432,482	157,966	6,722,148
VALIC Co. II Large Cap Value Fund	70,434	196,896	3,866,886	4,147,067	—	—	561,933	8,575,886
VALIC Co. II Mid Cap Growth Fund	1,120	133,304	794,957	611,756	566,903	77,559	(36,766)	880,603
VALIC Co. II Mid Cap Value Fund	29,290	533,811	20,983,477	5,652,616	21,187,629	2,015,314	(374,616)	7,089,162
VALIC Co. II Small Cap Growth Fund	—	156,607	1,571,929	3,495,060	2,337,011	657,753	351,200	3,738,931
VALIC Co. II Small Cap Value Fund	106,783	933,866	14,675,997	2,871,943	8,000,826	966,693	366,014	10,879,821
VALIC Co. II Strategic Bond Fund	2,623,422	—	66,611,658	23,047,160	12,599,993	(141,159)	(2,999,696)	73,917,970

	$8,722,445	$4,987,613	$333,943,378	$162,941,846	$161,175,322	$9,279,556	$(6,137,864)	$338,851,594

†	Includes reinvestment of distributions paid.

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2017	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2018
VALIC Co. I Blue Chip Growth Fund	$11,730	$1,118,063	$19,386,223	$1,129,791	$6,633,302	$1,111,194	2,535,788	$17,529,694
VALIC Co. I Capital Conservation Fund	717,864	95,830	37,327,158	813,693	7,822,404	(457,393)	(994,516)	28,866,538
VALIC Co. I Dividend Value Fund	626,785	1,213,972	26,043,347	13,918,781	2,083,863	370,986	1,256,360	39,505,611
VALIC Co. I Emerging Economies Fund	190,902	—	—	15,493,266	224,270	(40,390)	(2,470,073)	12,758,533
VALIC Co. I Foreign Value Fund	750,560	—	29,680,670	14,030,497	4,595,381	(203,392)	(1,240,857)	37,671,537
VALIC Co. I Global Real Estate Fund	993,441	300,615	34,353,087	14,366,879	10,385,944	(226,992)	410,761	38,517,791
VALIC Co. I Government Securities Fund	107,283	—	12,902,011	1,316,775	13,899,076	(116,031)	(203,679)	—
VALIC Co. I Inflation Protected Fund	1,227,325	587,278	79,813,437	1,946,750	36,895,685	571,799	(2,336,358)	43,099,943
VALIC Co. I International Equities Index Fund	1,158,549	—	25,271,227	35,072,805	17,223,277	3,734,631	(4,756,069)	42,099,317
VALIC Co. I International Government Bond Fund	106,737	3,880	5,480,105	21,250,105	—	—	(939,054)	25,791,156
VALIC Co. I International Growth Fund	123,264	138,759	10,314,923	7,790,977	4,504,900	412,427	453,506	14,466,933
VALIC Co. I Large Cap Core Fund	56,794	283,344	4,571,525	3,969,188	—	—	508,065	9,048,778
VALIC Co. I Large Capital Growth Fund	—	—	—	3,824,048	—	—	71,836	3,895,884
VALIC Co. I Mid Cap Index Fund	261,843	1,546,808	62,734,673	26,775,282	60,855,940	7,011,466	289,287	35,954,768
VALIC Co. I Mid Cap Strategic Growth Fund	5,025	261,010	6,099,996	4,541,922	1,036,761	(79,654)	1,470,651	10,996,154
VALIC Co. I Nasdaq-100 Index Fund	55,978	486,516	9,314,923	10,809,948	2,504,978	1,275,521	1,380,271	20,275,685
VALIC Co. I Science & Technology Fund	—	1,036,194	8,931,132	20,101,639	1,571,780	297,545	2,408,769	30,167,305
VALIC Co. I Small Cap Index Fund	349,130	1,976,151	79,710,727	2,325,281	81,955,568	8,801,402	(1,481,306)	7,400,536

140

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Moderate Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 08/31/2017	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 08/31/2018
VALIC Co. I Small Cap Special Values Fund	$488,396	$3,039,270	$35,071,582	$6,653,128	$16,674,029	$3,846,201	$506,511	$29,403,393
VALIC Co. I Stock Index Fund	62,386	136,564	2,667,687	58,057,485	2,709,353	134,807	3,212,847	61,363,473
VALIC Co. I Value Fund	93,890	—	4,696,249	8,897,403	—	—	829,504	14,423,156
VALIC Co. II Capital Appreciation Fund	105,557	1,130,654	22,429,483	1,236,211	1,573,517	1,020,348	3,750,964	26,863,489
VALIC Co. II Core Bond Fund	1,974,769	30,352	86,215,945	27,820,922	54,603,577	(1,384,179)	(1,724,998)	56,324,113
VALIC Co. II High Yield Bond Fund	2,369,680	—	41,450,293	8,553,502	5,741,612	358,653	(1,613,307)	43,007,529
VALIC Co. II International Opportunities Fund	237,228	—	21,791,826	5,906,573	3,818,219	986,913	1,242,060	26,109,153
VALIC Co. II Large Cap Value Fund	361,271	1,009,921	15,056,629	28,676,376	—	—	2,268,581	46,001,586
VALIC Co. II Mid Cap Growth Fund	12,507	1,488,600	6,599,696	4,975,306	757,484	178,721	146,139	11,142,378
VALIC Co. II Mid Cap Value Fund	168,645	3,073,581	77,160,262	16,139,784	68,825,946	12,315,618	(5,933,551)	30,856,167
VALIC Co. II Small Cap Growth Fund	—	638,411	11,804,840	7,363,182	8,660,940	2,349,046	2,969,358	15,825,486
VALIC Co. II Small Cap Value Fund	447,770	3,915,954	58,935,035	12,593,738	30,653,380	3,838,628	1,792,014	46,506,035
VALIC Co. II Strategic Bond Fund	4,274,283	—	60,670,802	92,756,989	9,062,415	42,831	(5,530,047)	138,878,160

	$17,339,592	$23,511,727	$896,485,493	$479,108,226	$455,273,601	$46,150,706	$(1,720,543)	$964,750,281

†	Includes reinvestment of distributions paid.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended August 31, 2018 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$292,357,327	$316,075,272	$—	$—
Capital Appreciation	120,163,708	125,925,203	—	—
Conservative Growth Lifestyle	149,231,788	161,175,322	—	—
Core Bond	754,899,713	661,890,903	351,803,335	201,643,295
Government Money Market II	—	—	—	—
High Yield Bond	184,282,396	140,960,425	—	—
International Opportunities	325,387,057	348,012,784	—	—
Large Cap Value	249,410,033	224,104,778	—	—
Mid Cap Growth	106,857,681	56,945,527	—	—
Mid Cap Value	429,494,342	677,626,907	—	—
Moderate Growth Lifestyle	438,256,907	455,273,601	—	—
Small Cap Growth	126,510,232	109,146,355	—	—
Small Cap Value	247,988,247	316,882,368	—	—
Socially Responsible	40,165,744	152,775,438	—	—
Strategic Bond	921,991,879	868,954,418	254,643,029	155,274,173

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, treatment of deferred compensation, late year ordinary losses, straddles, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at August 31, 2018.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)@
Aggressive Growth Lifestyle	$569,929,852	$50,013,495	$(11,148,234)	$38,865,261
Capital Appreciation	90,444,176	19,181,111	(1,401,402)	17,779,709
Conservative Growth Lifestyle	337,594,667	10,351,655	(9,094,728)	1,256,927
Core Bond	1,321,797,604	5,496,874	(29,649,397)	(24,152,523)
Government Money Market II	137,283,432	—	—	—

141

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
High Yield Bond	$606,974,859	$10,719,963	$(15,809,013)	$(5,089,050)
International Opportunities	582,192,836	176,811,557	(30,238,272)	146,573,285
Large Cap Value	257,017,638	34,445,124	(7,661,216)	26,783,908
Mid Cap Growth	187,438,590	35,488,652	(1,841,729)	33,646,923
Mid Cap Value	795,253,307	149,623,025	(25,764,852)	123,858,173
Moderate Growth Lifestyle	917,549,848	64,361,562	(17,161,129)	47,200,433
Small Cap Growth	173,002,074	52,215,866	(6,425,273)	45,790,593
Small Cap Value	445,371,086	113,573,062	(20,945,112)	92,627,950
Socially Responsible	500,220,920	310,970,571	(21,931,574)	289,038,997
Strategic Bond	900,575,657	4,153,112	(25,301,481)	(21,148,369)

@	Unrealized appreciation (depreciation) includes amounts for derivatives.

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term gains treated as ordinary income distributions for tax purposes.

The tax basis distributable earnings at August 31, 2018 and the tax character of distributions paid during the year ended August 31, 2018 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended August 31, 2018
Fund	Ordinary Income	Long-term Capital Gains and Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$11,408,394	$50,153,748	$38,865,261	$9,804,295	$18,613,877
Capital Appreciation	4,245,900	22,299,719	17,779,709	434,154	4,650,345
Conservative Growth Lifestyle	10,490,382	12,250,183	1,256,927	8,269,513	1,304,182
Core Bond	36,081,103	(471,632)	(24,152,523)	29,745,347	—
Government Money Market II	7,922	—	—	1,175,017	3
High Yield Bond	29,483,669	(11,302,652)	(5,088,671)	32,204,893	—
International Opportunities	5,797,758	22,610,854	146,441,422	5,841,813	—
Large Cap Value	7,370,515	18,912,710	26,783,908	2,959,420	8,272,969
Mid Cap Growth	2,607,082	5,580,867	33,646,923	3,368,041	23,021,560
Mid Cap Value	10,149,977	132,034,978	123,859,244	3,732,456	68,024,640
Moderate Growth Lifestyle	20,315,546	64,453,213	47,200,433	16,737,065	18,327,088
Small Cap Growth	6,683,473	38,487,003	45,790,593	—	6,146,636
Small Cap Value	11,991,137	47,156,311	92,627,950	17,762,025	23,149,536
Socially Responsible	12,859,450	49,830,219	289,038,997	13,352,654	12,605,065
Strategic Bond	29,934,832	(12,755,986)	(21,161,249)	30,340,988	—

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The tax character of distributions paid during the year ended August 31, 2017 were as follows:

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$10,175,052	$30,381,170
Capital Appreciation	426,761	7,982,648
Conservative Growth Lifestyle	8,581,634	2,821,833
Core Bond	27,768,658	—
Government Money Market II	215,117	—
High Yield Bond	27,551,970	—
International Opportunities	8,336,334	—
Large Cap Value	3,093,065	—
Mid Cap Growth	—	—
Mid Cap Value	6,004,897	62,435,557
Moderate Growth Lifestyle	18,966,348	34,930,260
Small Cap Growth	—	6,507,357
Small Cap Value	4,928,560	19,876,650
Socially Responsible	12,099,423	52,113,193
Strategic Bond	28,271,122	—

142

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

As of August 31, 2018, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

Unlimited†
Fund	ST	LT
Aggressive Growth Lifestyle	$—	$—
Capital Appreciation	—	—
Conservative Growth Lifestyle	—	—
Core Bond	471,632	—
Government Money Market II	—	—
High Yield Bond	2,050,851	9,251,801
International Opportunities	—	—
Large Cap Value	—	—
Mid Cap Growth	—	—
Mid Cap Value	—	—
Moderate Growth Lifestyle	—	—
Small Cap Growth	—	—
Small Cap Value	—	—
Socially Responsible	—	—
Strategic Bond	—	12,755,986

†

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year.

Fund	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Aggressive Growth Lifestyle	$—	$—
Capital Appreciation	—	—
Conservative Growth Lifestyle	—	—
Core Bond	—	—
Government Money Market II	—	—
High Yield Bond	3,549,441	25,316,663
International Opportunities	55,462,523	—
Large Cap Value	—	—
Mid Cap Growth	—	—
Mid Cap Value	—	—
Moderate Growth Lifestyle	—	—
Small Cap Growth	—	—
Small Cap Value	—	—
Socially Responsible	—	—
Strategic Bond	2,734,461	—

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year.

For the fiscal year ended August 31, 2018, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$—	$—
Capital Appreciation	—	—	—
Conservative Growth Lifestyle	—	—	—
Core Bond	—	8,192,783	3,680,765
Government Money Market II	—	7,492	—
High Yield Bond	—	—	—
International Opportunities	—	—	—

143

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Large Cap Value	$—	$—	$—
Mid Cap Growth	236,748	—	—
Mid Cap Value	110,267	—	—
Moderate Growth Lifestyle	—	—	—
Small Cap Growth	801,899	—	—
Small Cap Value	—	—	—
Socially Responsible	—	—	—
Strategic Bond	—	9,210,959	1,568,953

For the period ended August 31, 2018, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, distributions from underlying investments, principal paydown adjustments, expiration of capital loss carryforwards, derivative transactions, disposition of passive foreign investment companies securities, and foreign currency transactions to the components of net assets as follows:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Aggressive Growth Lifestyle	$2,413,973	$(2,413,973)	$—
Capital Appreciation	—	—	—
Conservative Growth Lifestyle	812,418	(812,418)	—
Core Bond	2,595,901	(2,595,901)	—
Government Money Market II	835	(835)	—
High Yield Bond	882,636	24,434,027	(25,316,663)
International Opportunities	2,233,021	(2,233,021)	—
Large Cap Value	—	—	—
Mid Cap Growth	214,700	(214,700)	—
Mid Cap Value	(134,126)	134,126	—
Moderate Growth Lifestyle	3,285,613	(3,285,613)	—
Small Cap Growth	743,777	(743,777)	—
Small Cap Value	326,649	(326,649)	—
Socially Responsible	—	—	—
Strategic Bond	4,121,846	(4,121,846)	—

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the year ended August 31, 2018		For the year ended August 31, 2017		For the year ended August 31, 2018		For the year ended August 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,261,629	$25,539,244	2,288,345	$24,431,926	333,830	$6,131,430	160,693	$2,642,739
Reinvested dividends	2,530,559	28,418,172	3,884,696	40,556,222	270,452	5,084,499	525,588	8,409,409
Shares redeemed	(4,299,771)	(48,657,119)	(4,415,461)	(46,948,889)	(689,625)	(12,617,620)	(464,903)	(7,574,451)

Net increase (decrease)	492,417	$5,300,297	1,757,580	$18,039,259	(85,343)	$(1,401,691)	221,378	$3,477,697

	Conservative Growth Lifestyle				Core Bond
	For the year ended August 31, 2018		For the year ended August 31, 2017		For the year ended August 31, 2018		For the year ended August 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,377,368	$29,437,020	1,936,936	$23,049,619	29,511,097	$323,398,151	14,147,011	$156,951,575
Reinvested dividends	784,086	9,573,695	965,577	11,403,467	2,798,245	29,745,347	2,552,266	27,768,658
Shares redeemed	(3,319,276)	(41,064,118)	(3,007,486)	(35,919,750)	(12,929,573)	(140,882,086)	(23,081,613)	(256,349,495)

Net increase (decrease)	(157,822)	$(2,053,403)	(104,973)	$(1,466,664)	19,379,769	$212,261,412	(6,382,336)	$(71,629,262)

144

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Government Money Market II				High Yield Bond
	For the year ended August 31, 2018		For the year ended August 31, 2017		For the year ended August 31, 2018		For the year ended August 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	68,624,800	$68,624,800	55,580,362	$55,580,362	11,100,701	$86,814,583	11,605,187	$88,808,510
Reinvested dividends	1,175,020	1,175,020	215,117	215,117	4,322,804	32,204,893	3,630,036	27,551,970
Shares redeemed	(65,749,606)	(65,749,606)	(64,142,889)	(64,142,889)	(11,359,541)	(88,505,311)	(20,922,297)	(161,991,585)

Net increase (decrease)	4,050,214	$4,050,214	(8,347,410)	$(8,347,410)	4,063,964	$30,514,165	(5,687,074)	$(45,631,105)

	International Opportunities				Large Cap Value
	For the year ended August 31, 2018		For the year ended August 31, 2017		For the year ended August 31, 2018		For the year ended August 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,699,729	$76,917,051	1,797,806	$31,899,280	2,543,267	$56,659,816	1,026,540	$20,768,454
Reinvested dividends	265,537	5,841,813	471,512	8,336,334	505,508	11,232,389	151,844	3,093,065
Shares redeemed	(4,618,761)	(98,052,241)	(4,892,126)	(81,103,513)	(1,537,976)	(34,393,009)	(2,748,947)	(55,234,000)

Net increase (decrease)	(653,495)	$(15,293,377)	(2,622,808)	$(40,867,899)	1,510,799	$33,499,196	(1,570,563)	$(31,372,481)

	Mid Cap Growth				Mid Cap Value
	For the year ended August 31, 2018		For the year ended August 31, 2017		For the year ended August 31, 2018		For the year ended August 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,349,160	$67,710,409	643,016	$6,143,554	2,219,283	$48,598,719	3,113,074	$67,383,250
Reinvested dividends	2,513,295	26,389,601	—	—	3,290,101	71,757,096	3,262,176	68,440,454
Shares redeemed	(1,591,525)	(17,636,947)	(1,668,191)	(14,705,214)	(13,359,809)	(303,976,044)	(5,889,950)	(127,243,229)

Net increase (decrease)	7,270,930	$76,463,063	(1,025,175)	$(8,561,660)	(7,850,425)	$(183,620,229)	485,300	$8,580,475

	Moderate Growth Lifestyle				Small Cap Growth
	For the year ended August 31, 2018		For the year ended August 31, 2017		For the year ended August 31, 2018		For the year ended August 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,727,590	$55,563,392	3,618,038	$51,313,871	3,205,402	$65,066,801	1,617,443	$25,583,272
Reinvested dividends	2,364,407	35,064,153	3,871,883	53,896,608	275,881	6,146,636	409,525	6,507,357
Shares redeemed	(4,798,128)	(71,646,941)	(5,068,152)	(72,249,711)	(2,330,204)	(48,215,461)	(974,006)	(14,992,979)

Net increase (decrease)	1,293,869	$18,980,604	2,421,769	$32,960,768	1,151,079	$22,997,976	1,052,962	$17,097,650

	Small Cap Value				Socially Responsible
	For the year ended August 31, 2018		For the year ended August 31, 2017		For the year ended August 31, 2018		For the year ended August 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,328,908	$35,596,185	4,836,536	$72,821,109	742,747	$16,277,508	1,584,241	$31,264,582
Reinvested dividends	2,630,969	40,911,561	1,687,429	24,805,210	1,164,545	25,957,719	3,292,955	64,212,616
Shares redeemed	(7,571,033)	(118,265,313)	(7,807,916)	(116,263,147)	(7,434,125)	(161,992,247)	(4,535,980)	(90,611,383)

Net increase (decrease)	(2,611,156)	$(41,757,567)	(1,283,951)	$(18,636,828)	(5,526,833)	$(119,757,020)	341,216	$4,865,815

	Strategic Bond
	For the year ended August 31, 2018		For the year ended August 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	17,840,623	$200,318,993	5,464,340	$61,469,082
Reinvested dividends	2,814,563	30,340,988	2,551,545	28,271,122
Shares redeemed	(7,925,949)	(88,522,743)	(15,154,000)	(171,617,233)

Net increase (decrease)	12,729,237	$142,137,238	(7,138,115)	$(81,877,029)

145

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the year ended August 31, 2018, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investments from the U.S. Government. As a result of the Core Bond Fund, Government Money Market II Fund and Strategic Bond Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The International Opportunities Fund invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Fund, except the Government Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest is currently payable under the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted lines of credit made available by State Street to the Series and certain other funds managed by the Adviser, which are also party to the uncommitted lines of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. For the year ended August 31, 2018, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Large Cap Value	26	$1,222	$588,302	2.87%
Small Cap Growth	3	382	1,590,207	3.12
Small Cap Value	3	534	1,931,284	3.32
Socially Responsible	4	722	2,609,317	2.49

At August 31, 2018, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the year ended August 31, 2018, none of the Funds participated in this program.

146

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.

For the year ended August 31, 2018, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
International Opportunities	$67,896	$27,111	$1,372
Mid Cap Growth	278,093	—	—
Mid Cap Value	679,652	—	—

147

VALIC Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund										Capital Appreciation Fund
	Year Ended August 31,										Year Ended August 31,
	2018		2017		2016		2015		2014		2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$10.68		$10.41		$10.67		$12.04		$10.30		$16.55	$15.99	$16.35	$15.88	$12.82

Income (loss) from investment operations:
Net investment income (loss)(d)	0.17		0.16		0.19		0.20		0.18		0.04	0.08	0.09	0.06	0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	1.04		0.93		0.56		(0.52)		1.77		4.51	2.12	1.20	0.46	3.08
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	1.21		1.09		0.75		(0.32)		1.95		4.55	2.20	1.29	0.52	3.13

Distributions from:
Net investment income	(0.16)		(0.21)		(0.23)		(0.19)		(0.11)		(0.08)	(0.08)	(0.06)	(0.05)	(0.07)
Net realized gain on securities	(0.39)		(0.61)		(0.78)		(0.86)		(0.10)		(0.89)	(1.56)	(1.59)	–	–

Total distributions	(0.55)		(0.82)		(1.01)		(1.05)		(0.21)		(0.97)	(1.64)	(1.65)	(0.05)	(0.07)

Net asset value at end of period	$11.34		$10.68		$10.41		$10.67		$12.04		$20.13	$16.55	$15.99	$16.35	$15.88

TOTAL RETURN(a)	11.39%		10.61%		7.53%		(3.17)%		19.03%		27.94%	14.13%	8.33%	3.28%	24.43%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.14	%(e)	0.14	%(e)	0.15	%(e)	0.14	%(e)	0.14	%(e)	0.99%	0.99%	1.00%	0.98%	0.99%
Ratio of expense reductions to average net assets	–		–		–		–		–		0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.49	%(e)	1.47	%(e)	1.78	%(e)	1.71	%(e)	1.56	%(e)	0.22%	0.50%	0.52%	0.36%	0.31%
Ratio of net investment income (loss) to average net assets(c)	1.45	%(e)	1.44	%(e)	1.73	%(e)	1.67	%(e)	1.52	%(e)	0.08%	0.36%	0.37%	0.23%	0.17%
Portfolio turnover rate	49%		36%		24%		31%		32%		124%	66%	54%	44%	44%
Number of shares outstanding at end of period (000’s)	53,660		53,168		51,410		47,707		42,546		5,449	5,535	5,313	5,014	5,491
Net assets at the end of period (000’s)	$608,709		$567,843		$535,245		$508,890		$512,113		$109,697	$91,579	$84,946	$81,961	$87,214

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

148

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund										Core Bond Fund
	Year Ended August 31,										Year Ended August 31,
	2018		2017		2016		2015		2014		2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$12.07		$11.82		$11.95		$13.12		$12.13		$11.15	$11.30	$10.93	$11.09	$10.69

Income (loss) from investment operations:
Net investment income (loss)(d)	0.31		0.28		0.30		0.31		0.29		0.30	0.27	0.24	0.23	0.24
Net realized and unrealized gain (loss) on investments and foreign currencies	0.28		0.39		0.41		(0.62)		1.31		(0.45)	(0.12)	0.38	(0.16)	0.44
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.59		0.67		0.71		(0.31)		1.60		(0.15)	0.15	0.62	0.07	0.68

Distributions from:
Net investment income	(0.28)		(0.32)		(0.34)		(0.29)		(0.26)		(0.26)	(0.30)	(0.22)	(0.23)	(0.20)
Net realized gain on securities	(0.07)		(0.10)		(0.50)		(0.57)		(0.35)		(0.00)	–	(0.03)	–	(0.08)

Total distributions	(0.35)		(0.42)		(0.84)		(0.86)		(0.61)		(0.26)	(0.30)	(0.25)	(0.23)	(0.28)

Net asset value at end of period	$12.31		$12.07		$11.82		$11.95		$13.12		$10.74	$11.15	$11.30	$10.93	$11.09

TOTAL RETURN(a)	4.94%		5.76%		6.19%		(2.65)%		13.34%		(1.32)%	1.37%	5.78%	0.62%	6.44%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.14	%(e)	0.15	%(e)	0.78%	0.80%	0.79%	0.79%	0.80%
Ratio of expense reductions to average net assets	–		–		–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.47	%(e)	2.31	%(e)	2.51	%(e)	2.45	%(e)	2.26	%(e)	2.80%	2.40%	2.16%	2.10%	2.24%
Ratio of net investment income (loss) to average net assets(c)	2.43	%(e)	2.27	%(e)	2.46	%(e)	2.40	%(e)	2.22	%(e)	2.78%	2.37%	2.15%	2.08%	2.21%
Portfolio turnover rate	44%		38%		27%		33%		31%		73%	76%	139%	153%	169%
Number of shares outstanding at end of period (000’s)	27,516		27,674		27,779		27,270		24,601		119,431	100,052	106,434	97,489	85,364
Net assets at the end of period (000’s)	$338,793		$333,907		$328,390		$325,797		$322,764		$1,282,586	$1,115,936	$1,202,915	$1,065,803	$946,699

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

149

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Government Money Market II Fund						High Yield Bond Fund
	Year Ended August 31,						Year Ended August 31,
	2018	2017	2016	2015		2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00		$1.00	$7.75	$7.56	$7.40	$7.93	$7.63

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01	0.00	0.00	0.00		0.00	0.40	0.41	0.37	0.38	0.41
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.00)	0.00	0.00	0.00		0.00	(0.18)	0.15	0.13	(0.53)	0.28
Net increase from payments by affiliates	–	–	–	0.00		–	–	–	–	–	–

Total income (loss) from investment operations	0.01	0.00	0.00	0.00		0.00	0.22	0.56	0.50	(0.15)	0.69

Distributions from:
Net investment income	(0.01)	(0.00)	(0.00)	(0.00)		(0.00)	(0.44)	(0.37)	(0.34)	(0.38)	(0.39)
Net realized gain on securities	–	–	–	–		–	–	–	–	–	–

Total distributions	(0.01)	(0.00)	(0.00)	(0.00)		(0.00)	(0.44)	(0.37)	(0.34)	(0.38)	(0.39)

Net asset value at end of period	$1.00	$1.00	$1.00	$1.00		$1.00	$7.53	$7.75	$7.56	$7.40	$7.93

TOTAL RETURN(a)	0.91%	0.16%	0.01%	0.01	%(e)	0.01%	2.89%	7.54%	7.07%	(2.02)%	9.10%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.55%	0.50%	0.32%	0.15%		0.15%	0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of expenses to average net assets(c)	0.65%	0.70%	0.66%	0.64%		0.63%	0.97%	0.97%	0.99%	0.98%	0.99%
Ratio of expense reductions to average net assets	–	–	–	–		–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.91%	0.16%	0.01%	0.01%		0.01%	5.16%	5.27%	5.16%	5.00%	5.25%
Ratio of net investment income (loss) to average net assets(c)	0.81%	(0.04)%	(0.33)%	(0.48)%		(0.47)%	5.15%	5.26%	5.13%	4.97%	5.22%
Portfolio turnover rate	N/A	N/A	N/A	N/A		N/A	26%	52%	36%	36%	37%
Number of shares outstanding at end of period (000’s)	136,966	132,916	141,263	159,882		170,830	76,525	72,461	78,148	63,332	53,018
Net assets at the end of period (000’s)	$136,987	$132,944	$141,291	$159,905		$170,575	$576,553	$561,480	$590,679	$468,855	$420,459

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

150

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	International Opportunities Fund					Large Cap Value Fund
	Year Ended August 31,					Year Ended August 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$19.38	$16.00	$15.08	$15.50	$13.78	$20.66	$18.41	$17.08	$17.58	$14.51

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13	0.14	0.14	0.16	0.16	0.30	0.24	0.27	0.20	0.22
Net realized and unrealized gain (loss) on investments and foreign currencies	1.97	3.49	0.94	(0.38)	1.75	2.80	2.27	1.27	(0.46)	3.04
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	2.10	3.63	1.08	(0.22)	1.91	3.10	2.51	1.54	(0.26)	3.26

Distributions from:
Net investment income	(0.17)	(0.25)	(0.16)	(0.20)	(0.19)	(0.26)	(0.26)	(0.21)	(0.24)	(0.19)
Net realized gain on securities	–	–	–	–	–	(0.74)	–	–	–	–

Total distributions	(0.17)	(0.25)	(0.16)	(0.20)	(0.19)	(1.00)	(0.26)	(0.21)	(0.24)	(0.19)

Net asset value at end of period	$21.31	$19.38	$16.00	$15.08	$15.50	$22.76	$20.66	$18.41	$17.08	$17.58

TOTAL RETURN(a)	10.81%	22.81%	7.23%	(1.50)%	13.88%	15.12%	13.66%	9.09%	(1.56)%	22.55%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.00%	1.00%	1.00%	1.00%	1.00%	0.81%	0.81%	0.81%	0.81%	0.81%
Ratio of expenses to average net assets(c)	1.20%	1.22%	1.21%	1.21%	1.21%	0.88%	0.88%	0.89%	0.88%	0.88%
Ratio of expense reductions to average net assets	–	–	0.00%	0.01%	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.61%	0.82%	0.91%	1.02%	1.05%	1.35%	1.21%	1.59%	1.11%	1.31%
Ratio of net investment income (loss) to average net assets(c)	0.41%	0.60%	0.70%	0.81%	0.84%	1.27%	1.14%	1.51%	1.04%	1.24%
Portfolio turnover rate	46%	62%	58%	59%	72%	90%	77%	71%	72%	54%
Number of shares outstanding at end of period (000’s)	33,984	34,637	37,260	39,548	37,851	12,480	10,969	12,540	11,333	12,597
Net assets at the end of period (000’s)	$724,027	$671,097	$596,055	$596,301	$586,631	$284,086	$226,626	$230,844	$193,602	$221,453

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

151

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Growth Fund					Mid Cap Value Fund
	Year Ended August 31,					Year Ended August 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$10.06	$8.42	$8.81	$10.13	$9.76	$21.23	$20.45	$21.82	$25.15	$21.66

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.02)	0.00	(0.02)	(0.02)	(0.05)	0.09	0.07	0.14	0.07	0.05
Net realized and unrealized gain (loss) on investments and foreign currencies	2.56	1.64	0.24	0.27	1.33	2.62	2.17	1.73	(0.82)	5.06
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	2.54	1.64	0.22	0.25	1.28	2.71	2.24	1.87	(0.75)	5.11

Distributions from:
Net investment income	(0.02)	–	–	–	(0.01)	(0.09)	(0.13)	(0.06)	(0.05)	(0.08)
Net realized gain on securities	(1.87)	–	(0.61)	(1.57)	(0.90)	(1.72)	(1.33)	(3.18)	(2.53)	(1.54)

Total distributions	(1.89)	–	(0.61)	(1.57)	(0.91)	(1.81)	(1.46)	(3.24)	(2.58)	(1.62)

Net asset value at end of period	$10.71	$10.06	$8.42	$8.81	$10.13	$22.13	$21.23	$20.45	$21.82	$25.15

TOTAL RETURN(a)	25.54%	19.48%	3.01%	1.66%	13.86%	12.90%	11.02%	9.62%	(3.61)%	23.97%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets(c)	1.15%	1.17%	1.17%	1.14%	1.17%	1.05%	1.05%	1.06%	1.06%	1.05%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.01%	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.18)%	0.04%	(0.27)%	(0.26)%	(0.47)%	0.40%	0.32%	0.65%	0.28%	0.22%
Ratio of net investment income (loss) to average net assets(c)	(0.49)%	(0.28)%	(0.59)%	(0.54)%	(0.79)%	0.40%	0.32%	0.64%	0.27%	0.22%
Portfolio turnover rate	35%	162%	92%	102%	175%	44%	44%	44%	56%	29%
Number of shares outstanding at end of period (000’s)	20,584	13,313	14,338	17,507	16,118	41,411	49,262	48,776	42,460	38,551
Net assets at the end of period (000’s)	$220,444	$133,988	$120,774	$154,291	$163,273	$916,284	$1,046,046	$997,576	$926,580	$969,591

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

152

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Moderate Growth Lifestyle Fund										Small Cap Growth Fund
	Year Ended August 31,										Year Ended August 31,
	2018		2017		2016		2015		2014		2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$14.23		$13.98		$14.09		$15.61		$13.93		$16.98	$14.20	$15.31	$16.27	$16.11

Income (loss) from investment operations:
Net investment income (loss)(d)	0.26		0.24		0.30		0.29		0.28		(0.12)	(0.08)	(0.03)	(0.04)	(0.14)
Net realized and unrealized gain (loss) on investments and foreign currencies	1.08		0.92		0.70		(0.65)		1.99		7.14	3.72	0.42	0.97	1.68
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	1.34		1.16		1.00		(0.36)		2.27		7.02	3.64	0.39	0.93	1.54

Distributions from:
Net investment income	(0.24)		(0.32)		(0.32)		(0.28)		(0.20)		–	–	–	–	–
Net realized gain on securities	(0.33)		(0.59)		(0.79)		(0.88)		(0.39)		(0.69)	(0.86)	(1.50)	(1.89)	(1.38)

Total distributions	(0.57)		(0.91)		(1.11)		(1.16)		(0.59)		(0.69)	(0.86)	(1.50)	(1.89)	(1.38)

Net asset value at end of period	$15.00		$14.23		$13.98		$14.09		$15.61		$23.31	$16.98	$14.20	$15.31	$16.27

TOTAL RETURN(a)	9.44%		8.42%		7.48%		(2.68)%		16.46%		41.51%	26.05%	4.40%	5.26%	10.33%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.13	%(e)	0.14	%(e)	0.14	%(e)	0.13	%(e)	0.13	%(e)	1.22%	1.25%	1.29%	1.25%	1.26%
Ratio of expense reduction to average net assets	–		–		–		–		–		0.00%	0.00%	0.01%	0.01%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.75	%(e)	1.68	%(e)	2.15	%(e)	1.92	%(e)	1.84	%(e)	(0.61)%	(0.53)%	(0.22)%	(0.25)%	(0.83)%
Ratio of net investment income (loss) to average net assets(c)	1.72	%(e)	1.65	%(e)	2.11	%(e)	1.89	%(e)	1.81	%(e)	(0.67)%	(0.62)%	(0.35)%	(0.34)%	(0.93)%
Portfolio turnover rate	47%		36%		33%		30%		27%		63%	40%	39%	49%	63%
Number of shares outstanding at end of period (000’s)	64,297		63,003		60,581		56,655		51,152		9,239	8,088	7,035	7,185	7,001
Net assets at the end of period (000’s)	$964,607		$896,346		$846,974		$798,444		$798,521		$215,384	$137,330	$99,884	$110,029	$113,907

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

See Notes to Financial Statements

153

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund					Socially Responsible Fund
	Year Ended August 31,					Year Ended August 31,
	2018	2017	2016	2015	2014	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$14.47	$13.57	$14.01	$16.65	$15.83	$20.15	$19.23	$18.55	$18.56	$14.84

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15	0.11	0.13	0.17	0.09	0.30	0.29	0.28	0.26	0.22
Net realized and unrealized gain (loss) on investments and foreign currencies	2.36	1.48	1.27	(0.56)	2.70	3.39	2.33	1.89	(0.05)	3.74
Net increase from payments by affiliates	–	–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	2.51	1.59	1.40	(0.39)	2.79	3.69	2.62	2.17	0.21	3.96

Distributions from:
Net investment income	(0.13)	(0.14)	(0.17)	(0.10)	(0.17)	(0.35)	(0.29)	(0.28)	(0.22)	(0.24)
Net realized gain on securities	(1.11)	(0.55)	(1.67)	(2.15)	(1.80)	(0.40)	(1.41)	(1.21)	–	–

Total distributions	(1.24)	(0.69)	(1.84)	(2.25)	(1.97)	(0.75)	(1.70)	(1.49)	(0.22)	(0.24)

Net asset value at end of period	$15.74	$14.47	$13.57	$14.01	$16.65	$23.09	$20.15	$19.23	$18.55	$18.56

TOTAL RETURN(a)	17.40%	11.61%	11.27%	(3.38)%	18.39%	18.49%	13.90%	12.16%	1.06%	26.82%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95%	0.95%	0.95%	0.95%	0.95%	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	1.03%	1.03%	1.04%	1.03%	1.03%	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.00%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.96%	0.71%	0.98%	1.02%	0.54%	1.37%	1.46%	1.47%	1.35%	1.29%
Ratio of net investment income (loss) to average net assets(c)	0.88%	0.62%	0.89%	0.95%	0.46%	1.33%	1.41%	1.42%	1.31%	1.25%
Portfolio turnover rate	46%	79%	59%	50%	47%	5%	0%	25%	31%	26%
Number of shares outstanding at end of period (000’s)	33,971	36,582	37,866	34,784	33,516	34,175	39,701	39,360	39,153	36,604
Net assets at the end of period (000’s)	$534,548	$529,505	$513,783	$487,157	$558,170	$789,118	$799,898	$756,821	$726,460	$679,235

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

154

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Year Ended August 31,
	2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$11.38	$11.28	$11.00	$11.77	$11.23

Income (loss) from investment operations:
Net investment income (loss)(b)	0.42	0.39	0.38	0.42	0.48
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.53)	0.13	0.39	(0.68)	0.62
Net increase from payments by affiliates	–	–	–	–	–

Total income (loss) from investment operations	(0.11)	0.52	0.77	(0.26)	1.10

Distributions from:
Net investment income	(0.41)	(0.42)	(0.45)	(0.41)	(0.44)
Net realized gain on securities	–	–	(0.04)	(0.10)	(0.12)

Total distributions	(0.41)	(0.42)	(0.49)	(0.51)	(0.56)

Net asset value at end of period	$10.86	$11.38	$11.28	$11.00	$11.77

TOTAL RETURN(a)	(0.96)%	4.75%	7.15%	(2.32)%	9.89%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets	0.87%	0.88%	0.88%	0.87%	0.88%
Ratio of expenses to average net assets	0.87%	0.88%	0.88%	0.87%	0.88%
Ratio of expense reductions to average net assets	–	–	–	–	–
Ratio of net investment income (loss) to average net assets	3.73%	3.48%	3.51%	3.67%	4.11%
Ratio of net investment income (loss) to average net assets	3.73%	3.48%	3.51%	3.67%	4.11%
Portfolio turnover rate	133%	118%	162%	132%	150%
Number of shares outstanding at end of period (000’s)	78,574	65,845	72,983	71,428	64,149
Net assets at the end of period (000’s)	$853,401	$749,055	$823,464	$785,635	$755,092

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

155

VALIC Company II

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of VALIC Company II and Shareholders of each of the fifteen funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fifteen funds constituting VALIC Company II, hereafter collectively referred to as the “Funds”) as of August 31, 2018, the related statements of operations for the year ended August 31, 2018, the statements of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2018 and each of the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

VALIC Company II

Aggressive Growth Lifestyle Fund

Capital Appreciation Fund

Conservative Growth Lifestyle Fund

Core Bond Fund

Government Money Market II Fund

High Yield Bond Fund

International Opportunities Fund

Large Cap Value Fund

Mid Cap Growth Fund

Mid Cap Value Fund

Moderate Growth Lifestyle Fund

Small Cap Growth Fund

Small Cap Value Fund

Socially Responsible Fund

Strategic Bond Fund

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

October 25, 2018

We have served as the auditor of one or more investment companies in the VALIC family of funds since 2008.

156

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

At an in-person meeting held on August 6-7, 2018, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved the Investment Advisory Agreement with respect to each series of VC II (each a “Fund,” and collectively, the “Funds”) between The Variable Annuity Life Insurance Company (“VALIC”) and VC II (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC II (collectively, the “Sub-advisory Agreements”): BNY Mellon Asset Management North America Corporation (“BNY”), Boston Partners Global Investors, Inc. (“Boston Bartners”), Delaware Investments Fund Advisers (“Delaware”), Janus Capital Management, LLC (“Janus”), J.P. Morgan Investment Management, Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), Perkins Investment Management, LLC (“Perkins”),1 PineBridge Investments, LLC (“PineBridge”), SunAmerica Asset Management, LLC (“SunAmerica”) and Wellington Management Company LLP (“Wellington”) (collectively referred to as the “Sub-advisers”). The Advisory Agreement and Sub-advisory Agreements are collectively referred to as the “Advisory Contracts.” Prior to the August 6-7, 2018 meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at an in-person meeting held on July 16-17, 2018.

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each Fund, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Subadvisory Expense Group/Universe”), as selected by an independent third-party provider of mutual fund data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC, the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SunAmerica, an affiliated Sub-adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in an executive session at an in-person special meeting held on July 16-17, 2018 and executive sessions held during the August 2018 meeting during which such independent counsel provided guidance to the Independent Trustees. Following the July 16-17, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto at the August 2018 meeting. The continuation of all Advisory Contracts was approved at the August 2018 meeting for a one-year term beginning September 1, 2018 and ending August 31, 2019.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC II. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC II, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC II is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC II’s prospectus and statement of additional information. The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends Sub-adviser changes and/or other changes designed to improve the performance of the Funds.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC II, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à -vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Trustees of VC II concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment, compliance and other personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also reviewed each Sub-adviser’s brokerage practices and considered each Sub-adviser’s risk management processes.

The Board reviewed VALIC’s and SunAmerica’s compliance program and personnel. The Board noted that SunAmerica is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VALIC Company I and VC II Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and the Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

1

Effective June 7, 2010, Perkins became a sub-sub-adviser pursuant to a Sub-Sub-Advisory Agreement between Janus and Perkins. The Board’s consideration and approval of VALIC’s Investment Sub-Advisory Agreement with Janus included a consideration and approval of this Sub-Sub-Advisory Agreement.

157

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group/Universe and Subadvisory Expense Universe and, in some cases as noted below, the Subadvisory Expense Group. The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Subadvisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of each of the Funds.

The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated February 28, 2018.

The Board received and reviewed information prepared by management and by an independent third-party regarding the Funds’ investment performance compared against their benchmarks and their respective Performance Groups/Universes. The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2018, and that the benchmark information provided by management was for the period ended May 31, 2018. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, although it monitors the Funds’ performance closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the following expense and performance information in its evaluation of each Fund:

•

Aggressive Growth Lifestyle Fund (PineBridge). The Fund’s actual management fees and actual sub-advisory fees were above the medians of its Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Fund’s total net expenses were equal to the median of its Expense Group and below the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2019.

The Fund outperformed its Lipper peer index and the medians of its Performance Universe/Group for the one-, three- and five-year periods. The Fund outperformed its blended benchmark for the one-year period and underperformed its blended benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Capital Appreciation Fund (BMO AM). The Fund’s total net expenses, actual management fees and actual sub-advisory fees were below the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board noted that the expense limitation on total expenses was also extended contractually through December 31, 2019.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Conservative Growth Lifestyle Fund (PineBridge). The Fund’s actual management fees and actual sub-advisory fees were above the medians of its Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Fund’s total net expenses were equal to the median of its Expense Group and below the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted the expense limitation on total expenses was extended contractually through December 31, 2019.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Group for the one-year period and underperformed the median of its Performance Group for the three- and five-year periods. The Fund outperformed its blended benchmark for the one-year period and underperformed its blended benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Core Bond Fund (PineBridge). The Fund’s actual management fees were above the medians of its Expense Group/Universe. The Fund’s total net expenses were below the median of its Expense Group/ and above the median of its Expense Universe. The Fund’s actual sub-advisory fees were above the median of its Sub-advisory Expense Group and equal to the median of its Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2019.

The Fund outperformed its Lipper peer index for the one- and five-year periods and underperformed its Lipper peer index for the three-year period. The Fund outperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Government Money Market II Fund (SunAmerica). The Fund’s actual management fees were above the median of its Expense Group and below the median of its Expense Universe. The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of its Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2019.

The Fund underperformed its Lipper peer index and Performance Universe for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

158

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

High Yield Bond Fund (Wellington). The Fund’s actual management fees and total net expenses were above the medians of its Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of its Sub-advisory Expense Group and above the median of its Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2019.

The Fund outperformed its Lipper peer index for the one- and three-year periods and underperformed its Lipper peer index for the five-year period. The Fund outperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

International Opportunities Fund (MFS/Delaware Investments Fund Advisers). The Fund’s actual management fees were above the median of its Expense Group and equal to the median of its Expense Universe. The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the medians of its Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2019.

The Fund’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one- and three-year periods and underperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Large-Cap Value Fund (Janus Capital Management LLC/Perkins Capital Management LLC/BNY). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board noted that the expense limitation on total expenses was also extended contractually through December 31, 2019.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Mid-Cap Growth Fund (Wellington). The Fund’s actual management fees a were above the medians of its Expense Group/Universe. The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of its Sub-advisory Expense Group and equal to the median of its Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was also extended contractually through December 31, 2019.

The Fund outperformed its Lipper peer index and Performance Group/Universe for the one- and three-year periods and underperformed its Lipper peer index and Performance Group/Universe for the five-year period. The Fund outperformed its benchmark for the one- and three-year periods and underperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Mid-Cap Value Fund (Wellington/Boston Partners Global Investors, Inc.). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The expense limitation on total expenses was also extended contractually through December 31, 2019.

The Fund outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. The Fund outperformed the median of its Performance Group for the one- and three-year periods and underperformed the median of its Performance Group for the five-year period. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Moderate Growth Lifestyle Fund (PineBridge). The Fund’s actual management fees and actual sub-advisory fees were above the medians of its Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Fund’s total net expenses were above the median of its Expense Group and below the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2019.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund equaled the performance of the median of its Performance Group for the one-year period and outperformed the median of its Performance Group for the three- and five-year periods. The Fund outperformed its blended benchmark for the one- and three-year periods and underperformed its blended benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Small-Cap Growth Fund (JPMIM). The Fund’s actual management fees and actual sub-advisory fees were above the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Fund’s total net expenses were below the median of its Expense Group and above the median of its Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2019.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Small-Cap Value Fund (JPMIM). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe. The expense limitation on total expenses was also extended contractually through December 31, 2019.

The Fund underperformed its Lipper peer index for the one-year period and outperformed its Lipper peer index for the three- and five-year periods. The Fund underperformed the median of its Performance Group for the one- and three-year periods and equaled the performance of the median of its Performance Group for the

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five-year period. The Fund underperformed the median of its Performance Universe for the one- and three-year periods and outperformed the median of its Performance Universe for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Socially Responsible Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were below the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The expense limitation on total expenses was also extended contractually through December 31, 2019.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund’s performance was equal to the median of its Performance Group for the one-year period and outperformed the median of its Performance Group for the three- and five-year periods. The Fund underperformed its benchmark for the one- and three-year periods and outperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Strategic Bond Fund (PineBridge). The Fund’s actual management fees and actual sub-advisory fees were above the medians of its Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Fund’s total net expenses were below the medians of its Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses was extended contractually through December 31, 2019.

The Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Universe for the one-year period, equaled the performance of the median of its Performance Universe for the three-year period, and outperformed the median of its Performance Universe for the five-year period. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management. The Board further concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average monthly net assets of the respective Fund.

The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC, or its affiliates, will receive benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services are provided at cost, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also noted that VC II pays SunAmerica, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica receives from the Funds, SunAmerica compensates VALIC for certain administrative services, and the Funds’ custodian, State Street Bank and Trust Company, for calculation of the daily net asset value. The Board also noted that SunAmerica receives sub-advisory fees for those Funds for which it serves as sub-adviser. The Board also considered that VC II pays VALIC an annual fee of 0.25% on average daily net assets of each Fund (other than the Lifestyle Funds) pursuant to a Shareholder Services Agreement.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material. The Board also noted that VALIC and its affiliates may receive revenue sharing payments from certain sub-advisers to the Funds in connection with certain administrative, marketing and other servicing activities, which payments help offset costs for education, marketing activities and training to support sales of the Funds, including sales through variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by VALIC, as well as occasional gifts, entertainment or other compensation as incentives. In addition, the Board considered that, because shares of the Funds are offered as investment options through Variable Contracts issued by VALIC and its affiliated life insurers (collectively, the “Life Companies”), the investment objectives, strategies and performance of the Funds may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services, and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge, noting that VALIC’s profitability was generally in the range of the profitability of companies contained in the report. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC and its affiliates, as adviser, as transfer agent and/or as shareholder servicing agent, as applicable. The Board further considered the amount of sub-advisory fees paid out by VALIC and the amount of the advisory fees that it retained and determined that these amounts were reasonable in light of the services performed by VALIC and the sub-advisers, respectively. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.

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In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Trustees noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Trustees determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Investment Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allow the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board further noted that VALIC has agreed to cap the total annual operating expenses of certain Funds. The Board also observed that expense caps and fee waivers benefitted shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

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APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

VALIC COMPANY II CAPITAL APPRECIATION FUND APPROVAL OF SUBADVISORY AGREEMENT

At an in-person meeting held on April 23-24, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of VALIC Company II (“VC II”), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and BMO Asset Management Corp. (“BMO AM”) with respect to the Capital Appreciation Fund (the “Fund”). In connection with the approval of the Sub-Advisory Agreement with BMO AM, the Board approved the termination of the existing Investment Sub-Advisory Agreement between VALIC and BNY Mellon Asset Management North America Corporation (formerly, The Boston Company Asset Management, LLC) (“BNY”) with respect to the Fund.

In connection with the approval of the Sub-Advisory Agreement, the Board, including the Independent Trustees, received materials relating to certain factors the Board considered in determining whether to approve the Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by BMO AM; (2) the sub-advisory fees proposed to be charged in connection with BMO AM’s management of the Fund, compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Subadvisory Expense Group/Universe”); (3) the investment performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group”), and the performance of a comparable fund and accounts managed by BMO AM; (4) the costs of services and the benefits potentially to be derived by BMO AM; (5) whether the Fund will benefit from possible economies of scale from engaging BMO AM; (6) information regarding BMO AM’s brokerage and trading practices and compliance and regulatory history; and (7) the terms of the proposed Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management as well as a presentation made by representatives from BMO AM who responded to questions posed by the Board and management. The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by BMO AM. The Board reviewed information provided by BMO AM relating to its operations and personnel. The Board also noted that BMO AM’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by BMO AM. The Board noted that BMO AM will (i) manage the investment and reinvestment of the Fund’s assets; (ii) determine in its discretion the securities and other investments to be purchased or sold; (iii) maintain a trading desk and place orders for the purchase and sale of portfolio securities (or arrange for another entity to provide a trading desk and to place orders) with brokers or dealers selected by BMO AM, subject to its control, direction, and supervision, which may include affiliated brokers or dealers; (iv) keep records adequately demonstrating compliance with its obligations under the Sub-Advisory Agreement; and (v) render regular reports to the Board as VALIC and the Board may reasonably request. The Board reviewed BMO AM’s history and investment experience as well as information regarding the qualifications, background and responsibilities of BMO AM’s investment personnel who would provide services to the Fund. The Board also reviewed BMO AM’s brokerage practices. The Board also noted that it received information on BMO AM’s financial condition and compliance function of BMO AM. The Board also considered BMO AM’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the sub-advisory services to be provided by BMO AM were expected to be satisfactory and that there was a reasonable basis to conclude that BMO AM would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board noted that the subadvisory fee rate payable with respect to the Fund would decline as a result of the change in subadviser. The Board considered information received regarding the subadvisory fees paid with respect to the Fund for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Subadvisory Expense Group/Universe. The Board also considered expense information of a comparable fund managed by BMO AM; however, the Board noted that BMO AM served as the investment adviser to the comparable fund and, thus, the services provided to the comparable fund were different than the proposed services to be provided to the Fund. The Board noted that VALIC negotiated the sub-advisory fee with BMO AM at arm’s length.

The Board also considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund, that the sub-advisory fees are not paid by the Fund, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board considered that the appointment of BMO AM will not result in any change to the management fee paid by the Fund to VALIC.

The Board considered that the subadvisory fees paid to BNY, which were paid at a higher rate than the proposed subadvisory fee payable to BMO AM, were below the median of the Fund’s Subadvisory Expense Group/Universe. The Board also considered that the sub-advisory fee rate payable to BMO AM contains breakpoints. The Board also took account of management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

The Board also received and reviewed information prepared by an independent third-party provider of mutual fund data regarding the Fund’s investment performance compared against the Performance Group as of the period ended February 28, 2018. The Board also considered the performance of another fund managed by BMO AM using a similar investment strategy as that which BMO AM will use to manage the Fund. The Board noted that such comparable fund outperformed the benchmark index provided for the three- and five-year periods ended February 28, 2018, and underperformed the benchmark index for the year-to-date and one-year periods. The Board also noted that BMO AM’s comparable fund outperformed the Fund for the one-, three- and five-year periods ended February 28, 2018.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Sub-Advisory Agreement. The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a

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review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the subadvisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that the sub-advisory fee payable by VALIC with respect to the Fund would be reduced as a result of the replacement of the Fund’s current subadvisers with BMO AM. The Board, therefore, reviewed information provided by VALIC with respect to the expected impact on its profitability if BMO AM is retained as the Fund’s subadviser. The Board also considered that the sub-advisory fee rate was negotiated with BMO AM at arm’s length. In considering the anticipated profitability to BMO AM in connection with its relationship to the Fund, the Trustees noted that the fees under the Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.

In light of all the factors considered, the Trustees determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of BMO AM from its relationship with the Fund was not material to their deliberations with respect to consideration of approval of the Sub-Advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to BMO AM’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in BMO AM’s management of the Fund are not a material factor to the approval of the Sub-Advisory Agreement, although the Board noted that the Fund has breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Sub-Advisory Agreement including the duties and responsibilities to be undertaken. The Board noted that the Sub-Advisory Agreement contained several material changes to the current subadvisory agreement between VALIC and BNY, including, but not limited to, (i) the name of the subadviser; (ii) the effective date of the agreement; (iii) express terms relating to VALIC’s voting of proxies; (iv) BMO AM’s ability to use an affiliate as a broker-dealer or futures commission merchant to effect Fund transactions; (v) terms relating to the indemnity arrangements between VALIC and the subadviser; and (vi) governing law. The Board concluded that the terms of the Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that BMO AM possesses the capability and resources to perform the duties required of it under the Sub-Advisory Agreement.

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TRUSTEE AND OFFICER INFORMATION — August 31, 2018 (unaudited)

Name, Age and Address at August 31, 2018*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Thomas J. Brown Age: 72	Trustee	2005- Present	Retired	49	Trustee, Virtus Funds (2011-Present).
Dr. Judith L. Craven Age: 72	Trustee	1998- Present	Retired	76	Director, A.G. Belo Corporation, a media company (1992-2014); Director, SYSCO Corporation, a food marketing and distribution company (1996-Present); Director, Luby’s Restaurant (1998-Present).
William F. Devin Age: 79	Chairman and Trustee(5)	2001- Present	Retired	76	None
Dr. Timothy J. Ebner Age: 69	Trustee	1998- Present	Professor and Head, Department of Neuroscience Medical School (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-2013); Pickworth Chair (2000-Present) and Scientific Director, Society for Research on the Cerebellum (2008-Present); President, Association of Medical School Neuroscience Department Chairpersons (2011-2014).	49	Trustee, Minnesota Medical Foundation (2003-2013).
Judge Gustavo E. Gonzales, Jr. Age: 78	Trustee	1998- Present	Semi-Retired. Attorney At Law, Criminal Defense and General Practice (2004-2014). Retired Municipal Court Judge, Dallas, TX (since 2004).	49	None.
Kenneth J. Lavery Age: 68	Trustee	2001- Present	Retired, Vice President, Massachusetts Capital Resources Co. (1982-2013).	49	None.
Dr. John E. Maupin, Jr. Age: 71	Trustee	1998- Present	Retired, President, Morehouse School of Medicine, Atlanta, Georgia (2006-2014).	49	Director, LifePoint Hospitals, Inc., hospital management (1999-Present); Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financials Inc., bank holding company (2007-Present).
Interested Trustees
Peter A. Harbeck(1) Age: 64	Trustee	2001- Present	President, CEO and Director, SunAmerica (1995-Present); Director, AIG Capital Services, Inc. (“ACS”) (1993-Present); Chairman, President and CEO, Advisor Group, Inc. (2004-2016)	157	None.
Eric S. Levy Age: 53(1)	Trustee	2017- Present	Executive Vice President, VALIC (2015-Present); Executive Vice President, Group Retirement, AIG (2015-Present); and Senior Vice President, Lincoln Financial Group (2010-2015).	49	None
Officers
John T. Genoy Age: 49	President and Principal Executive Officer	2014- Present	Chief Financial Officer (2002-Present), Senior Vice President, (2003-Present), Chief Operating Officer (2006-Present) and Director (2014-Present), SunAmerica.	N/A	N/A

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TRUSTEE AND OFFICER INFORMATION — August 31, 2018 (unaudited) — (continued)

Name, Age and Address at August 31, 2018*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Officers
John Packs Age: 62	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-2013); Senior Vice President, SunAmerica (2008-Present).	N/A	N/A
Gregory R. Kingston Age: 52	Treasurer and Principal Financial Officer	2000- Present	Vice President (2001-Present) and Head of Mutual Fund Administration (2014-Present), SunAmerica.	N/A	N/A
Gregory N. Bressler Age: 51	Vice President	2005- Present	Senior Vice President, General Counsel (2005-Present) and Assistant Secretary (2013-Present), SunAmerica.	N/A	N/A
Christopher C. Joe Age: 48	Chief Compliance Officer	2017 to Present

Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco Ltd. (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014-2015).

				N/A	N/A
Matthew J. Hackethal Age: 46	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Officer, SunAmerica (2006-Present), Vice President (2011-Present) and Acting Chief Compliance Officer (2016-2017); AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Thomas M. Ward Age: 51	Vice President	2008- Present	Vice President (2009-Present), VALIC and VALIC Financial Advisors, Inc.	N/A	N/A
Kathleen D. Fuentes Age: 49	Chief Legal Officer, Vice President and Secretary	2015- Present	Vice President and Deputy General Counsel, SunAmerica (2006-Present).	N/A	N/A
Shawn Parry Age: 45	Vice President and Assistant Treasurer	2014- Present	Vice President (2014-Present) and Assistant Vice President (2005-2014), SunAmerica.	N/A	N/A
Donna McManus Age: 57	Vice President and Assistant Treasurer	2014- Present	Vice President, SunAmerica (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
*	The business address for each Trustee and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)

Mr. Harbeck is an “interested trustee,” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), because Mr. Harbeck is an officer of SunAmerica, which is an affiliate of VALIC, the Funds’ investment adviser. Mr. Levy is an interested trustee because he is an officer of VALIC.

(2)

The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the Series (15 funds), SunAmerica Speciality Series (6 funds), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 funds), Anchor Series Trust (8 portfolios), Seasons Series Trust (20 portfolios), SunAmerica Series Trust (61 portfolios), and VALIC Company I (34 funds).

(3)

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.

(4)	Trustees serve until their successors are duly elected and qualified.
(5)	Effective July 27, 2005, Mr. Devin became Chairman of the Board.

Additional Information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

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VALIC Company II

SHAREHOLDERS TAX INFORMATION — August 31, 2018 (unaudited)

Certain tax information regarding the VALIC Company II is required to be provided to the shareholders based upon each Fund’s income and capital gain distributions for the taxable year ended August 31, 2018.

During the year ended August 31, 2018, the Funds paid the following long-term capital gains along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:

Fund	Net Long-Term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the Dividends Received Deduction
Aggressive Growth Lifestyle	$18,613,877	$181,275	$2,129,374	24.33%
Capital Appreciation	4,650,345	—	—	100.00
Conservative Growth Lifestyle	1,304,182	96,743	777,386	8.20
Core Bond	—	—	—	0.07
Government Money Market II	3	—	—	—
High Yield Bond	—	—	—	0.17
International Opportunities	—	1,073,203	10,984,195	0.18
Large Cap Value	8,272,969	—	—	100.00
Mid Cap Growth	23,021,560	—	—	19.89
Mid Cap Value	68,024,640	—	—	100.00
Moderate Growth Lifestyle	18,327,088	266,894	2,500,879	18.60
Small Cap Growth	6,146,636	—	—	—
Small Cap Value	23,149,536	—	—	29.08
Socially Responsible	12,605,065	—	—	89.05
Strategic Bond	—	—	—	0.28

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to the shareholders.

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VALIC Company II

COMPARISONS: FUNDS VS. INDEXES (unaudited)

In the following pages, we have included graphs that compare each Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC II Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contracts or variable life insurance policies (collectively, the “Contracts”), qualifying employer-sponsored retirement plans (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

167

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ended August 31, 2018, the Aggressive Growth Lifestyle Fund returned 11.39%, compared to 19.66% for the S&P 500® Index and 11.51% for the blended index. The blended index is comprised of 54% Russell 3000 Index, 13% MSCI EAFE Index (net), 25% Bloomberg Barclays U.S. Aggregate Bond Index, and 8% FTSE EPRA/NAREIT Developed Index.

The Aggressive Growth Lifestyle Fund invests in a combination of funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

The Fund underperformed its benchmark primarily due to its overweight allocation to international equities, which lagged in performance relative to U.S. equities. Asset allocation was a contributor to relative performance, whereas manager selection was a detractor.

The largest contributors to relative performance were VCI Small Cap Index, VCI Mid Cap Index, and VCI Small Cap Special Values. Top individual detractors included VCI Global Real Estate, VCII Core Bond, and VCI Government Securities.

168

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2018, the Aggressive Growth Lifestyle Fund returned 11.39% compared to 19.66% for the S&P 500® Index and 11.51% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (54%), MSCI EAFE Index (net) (13%), the Bloomberg Barclays U.S. Aggregate Bond Index (25%) and the FTSE/EPRA NAREIT Developed Index (8%).

***

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

****

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of August 31, 2018
1 Year	5 Years	10 Years
11.39%	8.84%	8.02%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

169

VALIC Company II Capital Appreciation Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Capital Appreciation Fund posted a return of 27.94% for the twelve-month period ending August 31, 2018, compared to a return of 27.23% for the Russell 1000® Growth Index.

A discussion with The Boston Company Asset Management, LLC (“The Boston Co.”).

The Boston Co. managed the Fund from the beginning of the fiscal year through June 6, 2018 and during this period, the Fund underperformed the benchmark slightly. Sector allocation relative to the benchmark was additive for the period. Security selection was just slightly additive for the period.

Strong stock selection in the information technology and consumer staples sectors was additive to overall results. As was the lack of exposure to the real estate sector.

Top individual contributors during the period included positions in Square, Inc., Class A, Nvidia Corp., and Fortinet, Inc.

Weak selection within consumer discretionary and the industrials sectors detracted from overall results.

The bottom performing names included limited exposure to Newell Brands, Inc., not owning Netflix, Inc. and Charter Communications, Inc., Class A.

A discussion with BMO Asset Management, LLC (“BMO AM”).

For the period since BMO AM began managing the fund on June 7, 2018 through August 31, 2018, the fund outperformed the benchmark.

The Fund outperformed the benchmark for the period due to strong stock selection relative to the benchmark. Sector allocation was slightly negative for the period.

The strategy’s underweight position in industrials and overweight position in real estate added to returns, while an overweight position in energy detracted.

The Fund outperformance was driven by the strategy’s multifactor stock selection. The strategy’s emphasis on companies with attractive valuations was a significant driver of performance. The allocation to more reasonably priced securities in the large cap growth universe was additive during the period.

Top individual contributors during the period included positions in Fortinet, Inc., Eli Lilly & Co., and Facebook, Inc., Class A.

The bottom performing names included Red Hat, Inc., Estee Lauder Cos., Inc., Class A and Intel Corp.

For the year ended August 31, 2018, the Capital Appreciation Fund returned 27.94% compared to 27.23% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return as of August 31, 2018
1 Year	5 Years	10 Years
27.94%	15.25%	10.06%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

170

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-months ended August 31, 2018, the Conservative Growth Lifestyle Fund returned 4.94%, compared to 19.66% for the S&P 500® Index and 4.49% for the blended index. The blended index is comprised of 24% Russell 3000 Index, 8% MSCI EAFE Index (net), 65% Bloomberg Barclays U.S. Aggregate Bond Index, and 3% FTSE EPRA/NAREIT Developed Index.

The Conservative Growth Lifestyle Fund invests in a combination of funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

The Fund underperformed versus the S&P 500® Index and outperformed versus the blended index. The outperformance versus the blended index was primarily due to its underweight allocation to high yield and emerging market debt. Within fixed income, in the past year, the Fund has largely been in credit assets such as high yield. Overall, asset allocation (in terms of overweighting equities rather than underweighting bonds) was a contributor to relative performance whereas manager selection was a slight detractor.

The largest contributors to relative performance were VCI Small Cap Special Values, VCI Mid Cap Index, and VCI Small Cap Index. Top individual detractors included VCI Emerging Economies, VCI International Equities, and VCII Core Bond.

171

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2018, the Conservative Growth Lifestyle Fund returned 4.94% compared to 19.66% for the S&P 500® Index and 4.49% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s Blended Index consists of the Russell 3000® Index (24%), MSCI EAFE Index (net) (8%), the Bloomberg Barclays U.S. Aggregate Bond Index (65%) and the FTSE EPRA/NAREIT Developed Index (3%).

***

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

****

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of August 31, 2018
1 Year	5 Years	10 Years
4.94%	5.39%	6.29%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

172

VALIC Company II Core Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC.

The Core Bond Fund posted a return of -1.32% for the twelve-month period ending August 31, 2018, compared to a return of -1.05% for the Bloomberg Barclays U.S. Aggregate Bond Index.

In aggregate, sector selection had a positive effect on the relative performance of the fund. An underweight allocation to treasuries and overweight allocations to industrials contributed to performance. The fund’s overweight non-corporate credit detracted from performance. Non-corporate credit refers to the entire government related sector including supranational and quasi-sovereigns as well as sovereign and munis.

Security selection was a key driver of outperformance during the year, accounting for a large portion of the fund’s excess returns. Security selection within the industrial and financial sectors was the primary driver of excess returns for the year.

The Fund’s yield curve positioning detracted from performance as rates were rising during the period.

Top individual contributors include Valeant Pharmaceuticals International, Inc. (5.88% due 05/15/2023), Marathon Oil Corp. (6.60% due 10/01/2037) and AT&T, Inc. (4.90% due 08/14/2037).

Top individual detractors include Telecom Italia Capital SA (7.72% due 06/04/2038), UniCredit SpA (5.86% due 06/19/2027) and Republic of Argentina (8.28% due 12/31/2033).

For the year ended August 31, 2018, the Core Bond Fund returned -1.32% compared to -1.05% for the Bloomberg Barclays U.S. Aggregate Bond Index.

*

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Return as of August 31, 2018
1 Year	5 Years	10 Years
-1.32%	2.53%	4.28%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

173

VALIC Company II Government Money Market II Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC

The Government Money Market II Fund posted a return of 0.91% for the twelve-month period ending August 31, 2018, compared to a return of 1.49% for the FTSE Treasury Bill 3 Month Index.

Throughout the year, the Federal Open Market Committee (FOMC) raised rates multiple times.

The Fund was overweight in government agencies, especially Federal Home Loan Bank (FHLB) and Federal National Mtg. Assoc. (FNMA) securities, which positively attributed to performance. The Federal Home Loan Bank had higher funding needs throughout the year and had more attractive levels versus other securities.

The Fund’s positions in Federal Farm Credit (FFCB) securities detracted from relative performance. While the FFCB holdings had an overall positive return, however, they did not perform as well as other holdings.

Average Annual Total Return as of August 31, 2018
1 Year	5 Years	10 Years
0.91%	0.22%	0.20%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

174

VALIC Company II High Yield Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company LLP.

The High Yield Bond Fund posted a return of 2.89% for the twelve-month period ending August 31, 2018, compared to its benchmark, the FTSE US High-Yield Market Index, which returned 3.55%.

Security selection contributed favorable to relative performance over the trailing 12-month period. Selection within the energy, pharmaceuticals, and technology contributed to relative performance. Selection within the consumer products, financial institutions, and restaurants detracted from performance for the period.

Overall sector allocation detracted from performance of the Fund for the period. An underweight position in energy as well as overweight positions in the gaming and packaging sectors detracted most from relative performance. In contrast, underweight positions in the retailers and automotive sectors as well as an overweight position in pharmaceuticals positively contributed to relative performance.

Top individual contributors during the period included positions in Bausch Health Cos, Inc, Continental Resources, Inc, and Denbury Resources. Top individual detractors from relative performance included positions in Revlon Consumer Products Corp., Banco Bilbaco Vizcaya Argentaria SA, and EchoStar Corp.

For the year ended August 31, 2018, the High Yield Bond Fund returned 2.89% compared to 3.55% for the FTSE US High-Yield Market Index.

*

The FTSE US High-Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the U.S or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible. Effective July 31, 2018, Citigroup High-Yield Market Index changed names to FTSE US High-Yield Market Index.

Average Annual Total Return as of August 31, 2018
1 Year	5 Years	10 Years
2.89%	4.84%	5.83%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

175

VALIC Company II International Opportunities Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The International Opportunities Fund posted a return of 10.81% for the twelve-month period ending August 31, 2018, compared to a return of 7.46% for the MSCI EAFE Small Cap Index (net).

A discussion with Massachusetts Financial Services Company – regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark for the twelve-month period, driven primarily by stock selection. Sector allocation was a detractor to relative performance for the same period.

Stock selection within the information technology, industrials, and consumer staples sectors were the biggest contributors to performance for the period.

The top individual contributors to performance included OBIC Co., Ltd., Amadeus IT Group SA, and EPAM Systems, Inc.

Stock selection within the consumer discretionary and health care sectors as well as underweight allocation to energy were the biggest detractors from performance during the period.

The top individual detractors from performance included Dignity PLC, Elior Group SA, and not owning Ocado Group PLC.

A discussion with Delaware Investments Fund Advisers – regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed the benchmark for the twelve-month period, driven primarily by stock selection. Sector allocation was a detractor to relative performance for the same period.

Stock selection within the real estate, financials, and consumer staples sectors were the biggest contributors to performance for the period.

The top individual contributors to performance included Fevertree Drinks PLC, Kingdee International Software Group Co., Ltd., and Royal Unibrew A/S.

Stock selection within the consumer discretionary, telecommunication services, and utilities sectors were the largest detractors from performance during the period.

The top individual detractors from performance included Azul S.A. Sponsored ADR Pfd, Trevali Mining Corporation, and Scandic Hotels Group AB.

For the year ended August 31, 2018, the International Opportunities Fund returned 10.81% compared to 7.46% for the MSCI EAFE Small Cap Index (net).

*

The MSCI EAFE Small Cap Index (net) is an unmanaged index considered representative of small-cap stocks of Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties.

Average Annual Total Return as of August 31, 2018
1 Year	5 Years	10 Years
10.81%	10.36%	6.12%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

176

VALIC Company II Large Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Large Cap Value Fund posted a return of 15.12% for the twelve-month period ending August 31, 2018, compared to a return of 12.47% for the Russell 1000® Value Index.

A discussion with Perkins Investment Management, LLC a Janus Henderson Global Investors plc Company – regarding their portion of the Fund (the “portfolio”)

Overall, both stock selection and sector allocation contributed to the portfolio’s underperformance versus the benchmark. Stock selection in the financials, materials, and energy sectors detracted from relative returns. Relative contributors were led by stock selection in the industrials and consumer staples sectors. An overweight to the strong information technology sector was another contributor.

The largest individual detractors included Crown Holdings, Delphi Technologies PLC, and PPL Corp. Among the leading individual contributors were XL Group Ltd.,

Twenty-First Century Fox, Inc., Class B and Occidental Petroleum Corp.

A discussion with The Boston Company Asset Management, LLC – regarding their portion of the Fund (the “portfolio”)

Overall, both stock selection and sector allocation contributed to the portfolio’s outperformance versus the benchmark. On a sector basis, stock selection in energy and industrials delivered strong relative results. Another large contributor was an underweight to the underperforming utilities sector. Larger detractors included stock selection in the real estate and consumer discretionary sectors. An overweight to the underperforming industrials sector also detracted from results.

Among individual positions, some of the largest positive contributions were made by holdings in Cisco Systems, Inc., JPMorgan Chase & Co., and Occidental Petroleum Corp. Holdings in Exxon Mobil Corporation, Kraft Heinz Company, and Comcast Corp., Class A were large detractors.

For the year ended August 31, 2018, the Large Cap Value Fund returned 15.12% as compared to 12.47% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return as of August 31, 2018
1 Year	5 Years	10 Years
15.12%	11.48%	8.11%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

177

VALIC Company II Mid Cap Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Growth Fund posted a return of 25.54% for the twelve-month period ending August 31, 2018, compared to a return of 20.00% for the S&P Mid Cap 400® Index.

A discussion with Wellington Management Company LLP.

The Fund outperformed the benchmark for the period due to strong stock selection relative to the benchmark. Sector allocation was also positive for the period.

The Fund’s overweight allocations to the health care and information technology sectors and underweight allocation to the real estate sector aided relative performance.

Top relative contributors included Sage Therapeutics, Inc., TransUnion, and Neurocrine Biosciences, Inc.

An underweight allocation to the energy sector, along with a fractional cash balance, partially offset positive relative performance.

Top relative detractors included TESARO and Ionis Pharmaceuticals, Inc., as well as our lack of holdings in Abiomed.

For the year ended August 31, 2018, the Mid Cap Growth Fund returned 25.54% compared to 20.00% for the S&P MidCap 400® Index.

*

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Return as of August 31, 2018
1 Year	5 Years	10 Years
25.54%	12.33%	9.15%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

178

VALIC Company II Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Value Fund posted a return of 12.90% for the twelve-month period ending August 31, 2018, compared to a return of 12.67% for the Russell Mid Cap Value Index.

A discussion with Wellington Management Company LLP – regarding their portion of the Fund (the “portfolio”)

Overall, sector allocation was the primary contributor to the portfolio’s outperformance versus the benchmark. The portfolio’s overweight allocation to the strong information technology sector, as well as an underweight allocation to the real estate sector aided relative performance. Another strong contribution to performance was security selection in the real estate sector.

Overall stock selection detracted from relative performance. Weak selection in the healthcare, energy, and telecommunication services sectors were larger detractors.

Top individual contributors to performance included Comerica Inc., XL Group, and Microsemi. Top individual detractors included Acacia Communications, Goodyear Tire & Rubber, and lack of exposure to Twitter Inc.

A discussion with Boston Partners – regarding their portion of the Fund (the “portfolio”)

Overall, sector allocation was the primary contributor to the portfolio’s outperformance versus the benchmark. The overweight positioning in the information technology sector was a strong contributing factor. Also, strong security selection in financials and industrials made significant contributions.

Security selection was negative overall during the period, primarily due to stock selections in the information technology, utilities, and materials sectors.

Among the largest individual contributors were Discover Financial Services, Huntington Bancshares Incorporated, and XL Group Ltd. Larger individual detractors included a lack of exposure to Twitter, Inc. and active weights in eBay Inc. and Arrow Electronics, Inc.

For the year ended August 31, 2018, the Mid Cap Value Fund returned 12.90% compared to 12.67% for the Russell Midcap® Value Index.

*

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true mid-cap value market.

Average Annual Total Return as of August 31, 2018
1 Year	5 Years	10 Years
12.90%	10.42%	9.44%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

179

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve-month period ended August 31, 2018, the Moderate Growth Lifestyle Fund returned 9.44%, compared to 19.66% for the S&P 500® Index and 8.10% for the Fund’s Blended Index. The blended index is comprised of 40% Russell 3000 Index, 10% MSCI EAFE Index (net), 45% Bloomberg Barclays U.S. Aggregate Bond Index, and 5% FTSE EPRA/NAREIT Developed Index.

The Moderate Growth Lifestyle Fund invests in a combination of funds, also known as ‘fund of funds’. The Fund does not select specific sectors, securities, or countries and thus these factors do not influence performance. Rather, the key indicators of performance are asset allocation and manager selection.

The Fund underperformed versus the S&P 500® Index and outperformed versus the blended index. The outperformance versus the blended index was due to asset allocation primarily due to its overweight allocation to U.S. equities, particularly in the strong U.S. small cap equity segment and the science and technology sector. Overall, manager selection detracted from relative performance.

The largest contributors to relative performance were VCI Small Cap Index, VCI Mid Cap Index, and VCI Small Cap Special Values. Top individual detractors included VCI Emerging Economies, VCII Core Bond, and VCII Strategic Bond.

180

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (unaudited) — (continued)

For the year ended August 31, 2018, the Moderate Growth Lifestyle Fund returned 9.44% compared to 19.66% for the S&P 500® Index and 8.10% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the Russell 3000® Index (40%), MSCI EAFE Index (net) (10%), the Bloomberg Barclays U.S. Aggregate Bond Index (45%) and the FTSE EPRA/NAREIT Developed Index (5%).

***

The MSCI EAFE Index (Europe, Australasia, Far East) (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

****

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

†	The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Return as of August 31, 2018
1 Year	5 Years	10 Years
9.44%	7.65%	7.58%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

181

VALIC Company II Small Cap Growth Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management Inc.

The Small Cap Growth Fund posted a return of 41.51% for the twelve-month period ending August 31, 2018, compared to a return of 30.72% for the Russell 2000 Growth Index.

The Fund outperformed the benchmark for the period. Stock selection was the primary driver of outperformance during the period. Sector allocation was also additive for the period.

The top performing names included; Nektar Therapeutics (a non-benchmark holding), Teladoc Health, Inc., and Nutanix, Inc. (also a non-benchmark holding).

Stock selection was the primary driver of outperformance during the period. Stock selection within information technology, as well as the health care sector, were the largest contributors to performance

The bottom performing names included; Summit Materials Inc., Class A, Lithis Mtrs Inc., and lack of exposure to Trade Desk, Inc., Class A.

For the year ended August 31, 2018, the Small Cap Growth Fund returned 41.51% compared to 30.72% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return as of August 31, 2018
1 Year	5 Years	10 Years
41.51%	16.68%	13.86%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

182

VALIC Company II Small Cap Value Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

The Small Cap Value Fund posted a return of 17.40% for the twelve-month period ending August 31, 2018, compared to a return of 20.05% for the Russell 2000® Value Index.

A discussion with J.P. Morgan Investment Management Inc. – regarding the Quality/Development of capital prudently/Valuation strategy portion of the Fund (the “portfolio”)

Stock selection was mainly responsible for the underperformance versus the benchmark. Poor stock selection in the healthcare, consumer discretionary, and telecommunication services sectors detracted from results. Alternatively, stock selection in the energy and materials sectors contributed to performance. An overweight to the strong healthcare sector was another strong contributor to performance.

At the individual stock level, positions in Consolidated Communications Holdings, Inc. and Tech Data Corp. detracted from performance. Not owning strong performer Cree, Inc. was an additional significant detractor. Individual contributors to performance included the portfolio’s positions in FTI Consulting, Inc., Delek U.S. Holdings, Inc., and Denbury Resources, Inc.

A discussion with J.P. Morgan Investment Management Inc. – regarding the Trends/Momentum/Valuation strategy portion of the Fund (the “portfolio”)

Stock selection was mainly responsible for the underperformance versus the benchmark. Stock selection in the healthcare, consumer discretionary, and information technology sectors detracted the most from performance. Alternatively, strong stock selection in the energy and materials sectors, and an overweight to the strong industrials sector contributed to results.

At the individual stock level, positions in Community Health Systems, Inc. and Iconix Brand Group, Inc. detracted from performance. Not owning strong performer Cree, Inc. was an additional significant detractor. Individual contributors to performance included the portfolio’s positions in Denbury Resources, Inc., General Cable Corp., and ArcBest Corp.

For the year ended August 31, 2018, the Small Cap Value Fund returned 17.40% compared to 20.05% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return as of August 31, 2018
1 Year	5 Years	10 Years
17.40%	10.77%	8.58%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

183

VALIC Company II Socially Responsible Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management, LLC.

The Socially Responsible Fund posted a return of 18.49% for the twelve-month period ending August 31, 2018, compared to its benchmark, the S&P 500 Index, which returned 19.66%.

The VALIC Company II Socially Responsible Fund is an optimized portfolio which tries to track the S&P 500 Index, while investing in socially compliant companies. As with all Socially Responsible Funds, there will be performance discrepancies due to social criteria, trading, cash, and pricing effects. The Fund’s social criteria screen eliminates companies that significantly participate in the alcohol, firearms, gambling, tobacco, nuclear power, weapons, labor/employee relations and environmental performance industries.

The Fund benefited from security selection in the industrial, healthcare, and energy sectors. Underweight allocation and stock selection in the telecom sector also proved beneficial, as did an overweight to technology. In terms of positioning, not owning General Electric Company and Philip Morris International Inc. also proved advantageous.

While, on the whole stock selection and sector allocation positively contributed to overall performance, select names within Consumer Discretionary offset much of those gains. Factors offsetting gains included: 1) underweight exposure and stock selection in consumer staples; 2) sector investments among consumer staples and financial companies; and 3) an overweight in the real estate sector. Not owning Amazon.com, Inc. and Apple Inc. also negatively impacted performance.

On an absolute basis, investments in Microsoft Corp., Mastercard, Inc., Class A, and Visa, Inc., Class A positively contributed to relative performance. The top detractors to relative performance for the period included Celgene Corp., Facebook, Inc., Class A, and Newell Brands, Inc.

For the year ended August 31, 2018, the Socially Responsible Fund returned 18.49% compared to 19.66% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Return as of August 31, 2018
1 Year	5 Years	10 Years
18.49%	14.17%	10.67%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

184

VALIC Company II Strategic Bond Fund

COMPARISON: FUND VS. INDEX (unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Strategic Bond Fund posted a return of -0.96% for the twelve-month period ending August 31, 2018, compared to its benchmark, the Bloomberg Barclays Capital U.S. Aggregate Bond Index, which returned -1.05%.

Sector selection contributed to performance for the period. The fund benefitted from an underweight allocation to treasuries and an overweight allocation to Energy. An underweight allocation to 30-year agency MBS detracted from performance during the period.

Security selection also contributed to performance during the year. The largest contributions came from holdings in the energy and consumer cyclical services sectors. Security selection among sovereign issuers detracted from performance.

Currency forwards were the only derivatives utilized during the period. They were used to hedge non-dollar positions and not for speculative purposes and contributed positively to the Fund’s total return.

Yield curve positioning contributed to performance marginally during this period.

Top individual contributors include Bausch Health Co., (5.88% due 05/15/2023), Meg Energy Corp., (6.38% due 01/30/2023), and Intel Corp., (8.13% due 06/01/2023).

Top detractors include Turkey Treasury, (6.63% due 02/17/2045), Diebold Inc., (8.50% due 04/15/2024), and Argentina Treasury, (8.28% due 12/31/2033).

For the year ended August 31, 2018, the Strategic Bond Fund returned -0.96% compared to -1.05% for the Bloomberg Barclays U.S. Aggregate Bond Index.

*

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

Average Annual Total Return as of August 31, 2018
1 Year	5 Years	10 Years
-0.96%	3.60%	5.03%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Variable Contracts, Plans or IRAs that invest in the Fund are not included in the Fund’s returns.

Indices are not managed and an investor can not invest directly into an index.

185

VALIC Company II

SUPPLEMENTS TO THE PROSPECTUS

THE SUPPLEMENTS ARE NOT PART OF ANNUAL REPORT.

VALIC COMPANY II

SOCIALLY RESPONSIBLE FUND

(the “Fund”)

SUPPLEMENT DATED MAY 7, 2018, TO THE FUND’S

PROSPECTUS DATED JANUARY 1, 2018, AS AMENDED

Effective May 7, 2018:

In the section entitled “Fund Summary: Socially Responsible Fund — Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name and Title	Portfolio Manager of the Fund Since
Timothy Campion Lead Portfolio Manager	2012
Jane Bayar Algieri Co-Portfolio Manager	2015

In the section entitled “Management — Investment Subadvisers,” the third paragraph with respect to SunAmerica Asset Management, LLC (“SunAmerica”) on page 81 of the Prospectus is deleted in its entirety and replaced with the following:

The Socially Responsible Fund is managed by a team consisting of Timothy Campion and Jane Bayar Algieri, with Mr. Campion serving as team leader. Mr. Campion is a Senior Vice President and Portfolio Manager at SunAmerica. He is responsible for the management and trading of a wide variety of social and domestic equity index funds. Mr. Campion joined SunAmerica in 2012. Prior to joining SunAmerica, he was Vice President and Portfolio Manager at PineBridge since 1999. Ms. Bayar Algieri joined SunAmerica in 2004. She is a Portfolio Manager on index and social funds. Previously at SunAmerica, Ms. Bayar Algieri was an equity analyst and assistant portfolio manager on fixed income funds. Ms. Bayar Algieri received her B.A. from Baruch College and her M.B.A. from Rutgers School of Business.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

Please retain this supplement for future reference.

186

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

BMO Asset Management Corp.

115 S. LaSalle Street

Chicago, Illinois 60603

Delaware Investments Fund Advisers

2005 Market Street

Philadelphia, PA 19103

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

PineBridge Investments, LLC

399 Park Avenue

New York, New York 10022

Boston Partners Global Investors, Inc. d/b/a Boston Partners

909 Third Avenue, 32nd Floor

New York, New York 10022

SunAmerica Asset Management, LLC

Haborside 5

185 Hudson Street, Suite 3300

Jersey City, New Jersey 07311

The Boston Company Asset Management, LLC

One Boston Place

Boston, Massachusetts 02108

Wellington Management Company LLP

280 Congress Street

Boston, Massachusetts 02210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen Fuentes,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

Christopher J. Tafone,

Assistant Secretary

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

187

VALIC.com — Account access

You will need to create an online security profile with a unique user ID and password. With your PIN, you can also access your account via the 24-hour VALIC automated phone line at 1-800-448-2542.

Manage your account online

•  Print and download account transaction confirmations and tax statements

•  View transaction history and download it to Quicken using Direct ConnectSM

•  Use the Account Aggregation feature to display information from other accounts in addition to your VALIC accounts

•  Easily manage your personal profile to update your contact information (phone, address, email), update your beneficiaries, reset your password, and more

With VALIC.com, you can initiate account transactions including:

•  Change allocation

•  Transfer money among investment options

•  Rebalance account to your desired allocation mix

•  Change contributions

•  Automate future contribution increases

Start exploring VALIC.com today!
• Visit VALIC.com • Register for online access • Follow steps to create a security profile
PersonalDeliver-e®
• It’s easy to sign up • Simply visit VALIC.com today to get started
Please note: Email delivery is not accessible to certain VALIC annuity contract owners.
Easy and secure. Sign up for PersonalDeliver-e® today. CLICK VALIC.com CALL 1-800-448-2542 VISIT your financial advisor

Sign up today at VALIC.com

We know privacy is important to you, so please be assured that your email address and other information you share with us is kept private and never sold. Review our Privacy Policy online for more information.

Securities and investment advisory services offered through VALIC Financial Advisors, Inc. (“VFA”), member FINRA, SIPC and an SEC-registered investment advisor. VFA registered representatives offer securities and other products under retirement plans and IRAs, and to clients outside of such arrangements.

Annuities issued by The Variable Annuity Life Insurance Company (“VALIC”). Variable annuities distributed by its affiliate, AIG Capital Services, Inc. (“ACS”), member FINRA. VALIC, VFA and ACS are members of American International Group, Inc. (“AIG”).

Copyright © The Variable Annuity Life Insurance Company. All rights reserved. VC 23800 (06/2017) J102011 EE

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRST STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 11288 (09/2018) J102713

Item 2.	Code of Ethics.

VALIC Company II (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the Code”). During the fiscal year ended August 31, 2018, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Thomas J. Brown, the Chairman of the registrant’s Audit Committee, qualifies as an audit committee financial expert, as defined in instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2017	2018
(a) Audit Fees	$421,625	$434,275
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2017	2018
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$296,820	$269,506

All other fees are for professional services rendered by the registrant’s principal accountant for services associated with issuing a SSAE16 report and Third Party Assurance report.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)

No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2017 and 2018 were $322,505 and $295,961, respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 08, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: November 08, 2018

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: November 08, 2018